   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2012

                                                             FILE NO. 333-119414

                                                                       811-08584

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 223                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 28, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-119414), as filed on April 23, 2012.

A Supplement to the Prospectus, dated December 28, 2012, is included in Part A of this Post-Effective Amendment.

                                     PART A

                       SUPPLEMENT DATED DECEMBER 28 2012


                         ENHANCED SURRENDER VALUE OFFER
        FOR ELIGIBLE CONTRACTS WITH THE LIFETIME INCOME BUILDER II RIDER


For a limited time, the Company will make an Enhanced Surrender Value Offer to Eligible Contract Owners who have the Lifetime Income Builder II optional guaranteed minimum withdrawal benefit rider. The Lifetime Income Benefit II rider is a guaranteed benefit rider designed to help protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value. For additional information please review the Lifetime Income Builder II rider disclosure in your prospectus.



If you are eligible for the Enhanced Surrender Value Offer, the Company will notify you in writing. IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL FULLY SURRENDER AND TERMINATE YOUR CONTRACT AND ALL RIDERS AND BENEFITS, INCLUDING THE LIFETIME INCOME BUILDER II RIDER AND OTHER GUARANTEED LIVING OR DEATH BENEFITS. In return, we will pay you the Enhanced Surrender Value, which may be an additional, enhanced amount above the Contract's current Surrender Value.



YOU ARE NOT REQUIRED TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER. If you do not accept, you do not need to take any action, and your contract and riders benefits will continue. You are encouraged to discuss this offer with your Registered Representative, tax adviser and/or your financial adviser to determine if this offer is suitable for your particular circumstances and needs. THIS ENHANCED SURRENDER VALUE OFFER IS NOT INTENDED FOR ALL CONTRACT OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST.


We are making this offer because high market volatility, declines in the equity markets and the low interest rate environment make continuing to provide the Lifetime Income Builder II rider costly to us. We believe this Enhanced Surrender Value Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and Lifetime Income Benefit II rider. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for the guarantees offered in the Contract and rider(s). You would benefit because you would receive an increase in your Contract's Surrender Value and your fees would cease.

WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Enhanced Surrender Value Offer is available to Contract Owners who meet ALL of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners":

- You must own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company as of the date you accept the Enhanced Surrender Value Offer:

       -   The Director M

       -   The Director M Access

       -   The Director M Edge

       -   The Director M Plus

       -   The Director M Outlook

       -   Hartford Leaders Series III

       -   Hartford Leaders Access Series III

       -   Hartford Leaders Edge Series III

       -   Hartford Leaders Plus Series III

       -   Hartford Leaders Outlook Series III

- You must have elected and currently maintain the Hartford's Lifetime Income Builder II rider.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract.

- You must not be receiving Lifetime Benefit Payments under the Lifetime Income Builder II where your Contract Value has been reduced to below our minimum Contract Value.

- You must not have submitted additional premium payments after the date of this supplement unless the payment was made under our InvestEase Program.

- Your state must have approved the Enhanced Surrender Value Offer contract rider.

-   You must be a customer of a Financial Intermediary.

- We must receive a signed acknowledgement and full surrender request at our Administrative Offices accepting the Enhanced Surrender Value Offer before the expiration of the Enhanced Surrender Value Offer. We refer to the receipt of BOTH the signed acknowledgement and full surrender request at our Administrative Offices as "In Good Order." If there is a Joint Contract Owner, both Owners must sign both forms. IF WE DO NOT RECEIVE A COMPLETE ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



YOU MAY CALL US AT 1-800-501-8126 TO CONFIRM WHETHER OR NOT YOU ARE AN ELIGIBLE CONTRACT OWNER.


HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Enhanced Surrender Value Offer, you will Surrender your Contract, Lifetime Income Builder II rider and any other rider associated with your Contract and they will terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date. Any applicable fees upon Surrender will be waived; or


    (b) Contract Value on the full Surrender date plus 20% of Payment Base subject to a cap of 90% of Payment Base. Any applicable fees upon Surrender will be waived.



We will determine your Payment Base as of the date of this supplement. The Payment Base will be locked-in as of this date and will not change. The cap will only be adjusted for any partial Surrenders taken prior to our receipt of your signed acknowledgement and full Surrender request. No automatic Payment Base increases will apply during this period if you accept this offer. We will calculate your Enhanced Surrender Value as of the Valuation Date after receipt of your properly completed acknowledgement and full Surrender request and any other administrative forms required. If you own a Plus contract, and accept the offer, we will not recapture any Premium Enhancement. Please see Examples 1-3 below for an illustration of the Enhanced Surrender Value amount calculation.



YOU MAY CALL US AT 1-800-501-8126 TO DETERMINE YOUR CURRENT ENHANCED SURRENDER VALUE. YOUR SURRENDER VALUE USED IN COMPUTING THIS AMOUNT FLUCTUATES ON A DAILY BASIS AND YOUR ENHANCED SURRENDER VALUE MAY BE DIFFERENT ON THE DATE OF SURRENDER.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?


- WE MUST RECEIVE YOUR SIGNED ACKNOWLEDGEMENT AND FULL SURRENDER REQUEST IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The full surrender request form is an administrative form that provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner. The acknowledgement form is an administrative form that requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE BOTH FORMS IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.


- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be permitted. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.


- After we receive your signed acknowledgement and full surrender request In Good Order at our Administrative Offices, we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.


-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE OFFER WITH YOUR REGISTERED REPRESENTATIVE TO BE SURE THAT THE ENHANCED SURRENDER VALUE OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Registered Representative, tax adviser and/or financial adviser must consider whether accepting the Enhanced Surrender Value Offer amount is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and Death Benefit protection provided under the Lifetime Income Builder II rider, and any benefits provided under other riders you may own. There is no compensation paid to the Registered Representative or Financial Intermediary if you participate in this program.


- A full Surrender of your Contract may be taxable to you. You are urged to review this offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.

- In your evaluation of the Enhanced Surrender Value Offer, you should consult with your Registered Representative, your tax adviser, financial adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the Lifetime Income Benefit II rider and/or the Death Benefit provided by your Contract.

- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY BE EQUAL TO -- OR NOT SIGNIFICANTLY DIFFERENT FROM -- YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL BENEFIT TO YOU.


- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.


- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIFETIME INCOME BUILDER II RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.

ENHANCED SURRENDER VALUE OFFER EXAMPLES:

EXAMPLE 1


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $54,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $74,000, $20,000 higher than the Contract Value of $54,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 2


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $72,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $18,000 higher than the Contract Value of $72,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 3


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value including the $4,800 withdrawals decreases to $56,500 on the date the offer is accepted. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $20,000 higher than the Contract Value of $56,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



EXAMPLE 4



Assume the Lifetime Income Benefit II Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,929 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $71 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,858 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $142 higher than the Surrender Value of $119,858 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



The Enhanced Surrender Value Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more favorable programs to other Contract Owners. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7404

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                                 THE DIRECTOR M

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

The Hartford Wealth Management - Individual Annuities
P.O. Box 14293
Lexington, KY 40512-4293


Date of Prospectus: December 28, 2012
Date of Statement of Additional Information: December 28, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, and dated May 29, 2012 as to the effects of the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts as discussed in Note 1 and December 28, 2012 as to the subsequent events discussed in Note 21, relating to the consolidated financial statements of Hartford Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Hartford Life Insurance Company's change in its method of accounting and reporting for costs associated with acquiring or renewing insurance contracts as required by accounting guidance adopted retrospectively, for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, except for Note 7 as to which the date is December 28, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $1,692,912 2010: $1,972,746; and 2009: $1,636,348.

ADDITIONAL PAYMENTS

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank,

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Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal
Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc.,

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4

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Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS
Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period.

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The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE INSURANCE COMPANY

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.566          $10.607           $8.622          $12.496
  Accumulation Unit Value at end of
   period                                  $11.084          $11.566          $10.607           $8.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,537            1,736            1,963            2,135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.431          $10.505           $8.556          $12.425
  Accumulation Unit Value at end of
   period                                  $10.934          $11.431          $10.505           $8.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              282              265              291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.365          $10.454           $8.523          $12.390
  Accumulation Unit Value at end of
   period                                  $10.859          $11.365          $10.454           $8.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              129              196              207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.233          $10.354           $8.458          $12.320
  Accumulation Unit Value at end of
   period                                  $10.711          $11.233          $10.354           $8.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              665              701              745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.233          $10.354           $8.458          $12.320
  Accumulation Unit Value at end of
   period                                  $10.711          $11.233          $10.354           $8.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              665              701              745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.070          $10.229           $8.377                -
  Accumulation Unit Value at end of
   period                                  $10.530          $11.070          $10.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96               79               89                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.038          $10.205           $8.361          $12.215
  Accumulation Unit Value at end of
   period                                  $10.494          $11.038          $10.205           $8.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               50               51               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.801          $12.791          $10.506                -
  Accumulation Unit Value at end of
   period                                  $13.088          $13.801          $12.791                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                  $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,339              513               50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.965          $10.661           $9.741
  Accumulation Unit Value at end of
   period                                  $12.425          $11.965          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  251              186               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.943          $10.652           $9.740
  Accumulation Unit Value at end of
   period                                  $12.390          $11.943          $10.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              117               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                  $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              502              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                  $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              502              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                  $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               59               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

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
                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.312           $5.312          $10.530
  Accumulation Unit Value at end of
   period                                   $6.756           $8.140           $7.312           $5.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              318              270              184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.087           $7.279           $5.299          $10.524
  Accumulation Unit Value at end of
   period                                   $6.698           $8.087           $7.279           $5.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               14               14                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.060           $7.263           $5.292          $10.521
  Accumulation Unit Value at end of
   period                                   $6.670           $8.060           $7.263           $5.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               26               21               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.008           $7.229           $5.279          $10.515
  Accumulation Unit Value at end of
   period                                   $6.613           $8.008           $7.229           $5.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              116              133               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.008           $7.229           $5.279          $10.515
  Accumulation Unit Value at end of
   period                                   $6.613           $8.008           $7.229           $5.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              116              133               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.942           $7.188           $5.262                -
  Accumulation Unit Value at end of
   period                                   $6.542           $7.942           $7.188                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               40               26                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.929           $7.180           $5.258          $10.506
  Accumulation Unit Value at end of
   period                                   $6.528           $7.929           $7.180           $5.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               17               43               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.103          $14.618          $10.732                -
  Accumulation Unit Value at end of
   period                                  $13.225          $16.103          $14.618                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.770           $9.476           $7.134          $15.448
  Accumulation Unit Value at end of
   period                                   $7.781           $9.770           $9.476           $7.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,824            3,740            3,933            4,375
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.657           $9.384           $7.080          $15.360
  Accumulation Unit Value at end of
   period                                   $7.675           $9.657           $9.384           $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              458              475              511

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.372                -                -
  Accumulation Unit Value at end of
   period                                  $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.369                -                -
  Accumulation Unit Value at end of
   period                                  $10.524                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.367                -                -
  Accumulation Unit Value at end of
   period                                  $10.521                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.364                -                -
  Accumulation Unit Value at end of
   period                                  $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.364                -                -
  Accumulation Unit Value at end of
   period                                  $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.360                -                -
  Accumulation Unit Value at end of
   period                                  $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                  $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,492            2,034              460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.746          $11.061           $9.319
  Accumulation Unit Value at end of
   period                                  $15.360          $14.746          $11.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  454              423              277

8

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.600           $9.339           $7.052          $15.317
  Accumulation Unit Value at end of
   period                                   $7.623           $9.600           $9.339           $7.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  422              426              436              481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.489           $9.249           $6.998          $15.230
  Accumulation Unit Value at end of
   period                                   $7.519           $9.489           $9.249           $6.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,176            2,217            2,409            2,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.489           $9.249           $6.998          $15.230
  Accumulation Unit Value at end of
   period                                   $7.519           $9.489           $9.249           $6.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,176            2,217            2,409            2,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.351           $9.138           $6.932                -
  Accumulation Unit Value at end of
   period                                   $7.392           $9.351           $9.138                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  362              321              301                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.324           $9.116           $6.918          $15.101
  Accumulation Unit Value at end of
   period                                   $7.367           $9.324           $9.116           $6.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              223              263              281
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.229          $13.946          $10.611                -
  Accumulation Unit Value at end of
   period                                  $11.214          $14.229          $13.946                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.446          $10.745           $7.619          $11.995
  Accumulation Unit Value at end of
   period                                  $12.147          $13.446          $10.745           $7.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  434              500              494              479
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.290          $10.641           $7.561          $11.927
  Accumulation Unit Value at end of
   period                                  $11.982          $13.290          $10.641           $7.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               36               30               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.213          $10.590           $7.532          $11.893
  Accumulation Unit Value at end of
   period                                  $11.900          $13.213          $10.590           $7.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               74               78               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.488           $7.474          $11.826
  Accumulation Unit Value at end of
   period                                  $11.738          $13.060          $10.488           $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  291              335              291              338

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.719          $11.052           $9.318
  Accumulation Unit Value at end of
   period                                  $15.317          $14.719          $11.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              211               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                  $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358            1,808              917
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                  $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358            1,808              917
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                  $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234              208               86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                  $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  474              245               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.907          $10.568           $9.417
  Accumulation Unit Value at end of
   period                                  $11.927          $11.907          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               36               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.885          $10.559           $9.415
  Accumulation Unit Value at end of
   period                                  $11.893          $11.885          $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               32                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                  $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              292              152

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.488           $7.474          $11.826
  Accumulation Unit Value at end of
   period                                  $11.738          $13.060          $10.488           $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  291              335              291              338
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.870          $10.362           $7.403                -
  Accumulation Unit Value at end of
   period                                  $11.539          $12.870          $10.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               44               50                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.833          $10.337           $7.388          $11.726
  Accumulation Unit Value at end of
   period                                  $11.500          $12.833          $10.337           $7.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               43               43               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.873          $15.240          $10.920                -
  Accumulation Unit Value at end of
   period                                  $16.870          $18.873          $15.240                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.000           $8.171           $6.829          $11.711
  Accumulation Unit Value at end of
   period                                   $8.561           $9.000           $8.171           $6.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,980            2,118            2,274            2,377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.895           $8.092           $6.777          $11.645
  Accumulation Unit Value at end of
   period                                   $8.445           $8.895           $8.092           $6.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  269              302              325              336
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.844           $8.053           $6.751          $11.612
  Accumulation Unit Value at end of
   period                                   $8.387           $8.844           $8.053           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              203              209              219
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.741           $7.976           $6.699          $11.546
  Accumulation Unit Value at end of
   period                                   $8.273           $8.741           $7.976           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,277            1,373            1,451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.741           $7.976           $6.699          $11.546
  Accumulation Unit Value at end of
   period                                   $8.273           $8.741           $7.976           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,277            1,373            1,451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.614           $7.880           $6.635                -
  Accumulation Unit Value at end of
   period                                   $8.133           $8.614           $7.880                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180              172              174                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                  $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              292              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                  $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               47               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                  $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,839            1,007              257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.316          $10.314           $9.631
  Accumulation Unit Value at end of
   period                                  $11.645          $12.316          $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              266              176
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.293          $10.306           $9.629
  Accumulation Unit Value at end of
   period                                  $11.612          $12.293          $10.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  172               80               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                  $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,332            1,002              547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                  $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,332            1,002              547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

10

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.589           $7.861           $6.622          $11.448
  Accumulation Unit Value at end of
   period                                   $8.105           $8.589           $7.861           $6.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99              110              121              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.446          $12.337          $10.419                -
  Accumulation Unit Value at end of
   period                                  $12.657          $13.446          $12.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.729          $11.012           $8.223          $14.515
  Accumulation Unit Value at end of
   period                                  $12.233          $12.729          $11.012           $8.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,977           11,015           11,971           13,193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.582          $10.906           $8.160          $14.433
  Accumulation Unit Value at end of
   period                                  $12.067          $12.582          $10.906           $8.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  833              893              992            1,092
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.508          $10.854           $8.129          $14.392
  Accumulation Unit Value at end of
   period                                  $11.985          $12.508          $10.854           $8.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,030            1,103            1,177            1,324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.749           $8.067          $14.311
  Accumulation Unit Value at end of
   period                                  $11.822          $12.363          $10.749           $8.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,825            5,593            6,261            6,975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.749           $8.067          $14.311
  Accumulation Unit Value at end of
   period                                  $11.822          $12.363          $10.749           $8.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,825            5,593            6,261            6,975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.184          $10.620           $7.990                -
  Accumulation Unit Value at end of
   period                                  $11.622          $12.184          $10.620                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  581              527              500                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.148          $10.594           $7.974          $14.189
  Accumulation Unit Value at end of
   period                                  $11.582          $12.148          $10.594           $7.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              526              603              691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.486          $13.539          $10.216                -
  Accumulation Unit Value at end of
   period                                  $14.727          $15.486          $13.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                7                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                  $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               94               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                  $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,869            6,355              966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.471          $11.344           $9.566
  Accumulation Unit Value at end of
   period                                  $14.433          $12.471          $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,127              908              410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.448          $11.334           $9.565
  Accumulation Unit Value at end of
   period                                  $14.392          $12.448          $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,240              683              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                  $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,026            5,066            1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                  $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,026            5,066            1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                  $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              592              270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.679           $7.441           $5.543           $9.560
  Accumulation Unit Value at end of
   period                                   $8.342           $8.679           $7.441           $5.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               47               17                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.622           $7.407           $5.529           $9.555
  Accumulation Unit Value at end of
   period                                   $8.271           $8.622           $7.407           $5.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                6                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.594           $7.390           $5.522           $9.552
  Accumulation Unit Value at end of
   period                                   $8.236           $8.594           $7.390           $5.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                5                8                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.538           $7.357           $5.508           $9.547
  Accumulation Unit Value at end of
   period                                   $8.165           $8.538           $7.357           $5.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               59               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.538           $7.357           $5.508           $9.547
  Accumulation Unit Value at end of
   period                                   $8.165           $8.538           $7.357           $5.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               59               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.468           $7.315           $5.490                -
  Accumulation Unit Value at end of
   period                                   $8.078           $8.468           $7.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.454           $7.306           $5.487           $9.539
  Accumulation Unit Value at end of
   period                                   $8.061           $8.454           $7.306           $5.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.182          $14.020          $10.555                -
  Accumulation Unit Value at end of
   period                                  $15.392          $16.182          $14.020                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.196           $8.975           $6.990          $12.365
  Accumulation Unit Value at end of
   period                                  $10.146          $10.196           $8.975           $6.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,958            2,082            2,202            2,352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.078           $8.889           $6.937          $12.295
  Accumulation Unit Value at end of
   period                                  $10.008          $10.078           $8.889           $6.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              269              290              300

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.648                -                -
  Accumulation Unit Value at end of
   period                                   $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.645                -                -
  Accumulation Unit Value at end of
   period                                   $9.555                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.644                -                -
  Accumulation Unit Value at end of
   period                                   $9.552                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.641                -                -
  Accumulation Unit Value at end of
   period                                   $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.641                -                -
  Accumulation Unit Value at end of
   period                                   $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.637                -                -
  Accumulation Unit Value at end of
   period                                   $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                  $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,927            1,156              304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.305          $10.400           $9.547
  Accumulation Unit Value at end of
   period                                  $12.295          $12.305          $10.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              263              176

12

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.019           $8.846           $6.910          $12.260
  Accumulation Unit Value at end of
   period                                   $9.939          $10.019           $8.846           $6.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206              200              208              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.903           $8.761           $6.857          $12.190
  Accumulation Unit Value at end of
   period                                   $9.804           $9.903           $8.761           $6.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,335            1,422            1,564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.903           $8.761           $6.857          $12.190
  Accumulation Unit Value at end of
   period                                   $9.804           $9.903           $8.761           $6.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,335            1,422            1,564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.759           $8.655           $6.792                -
  Accumulation Unit Value at end of
   period                                   $9.638           $9.759           $8.655                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  158              158              155                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.731           $8.634           $6.779          $12.087
  Accumulation Unit Value at end of
   period                                   $9.605           $9.731           $8.634           $6.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              168              178              178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.641          $13.024          $10.250                -
  Accumulation Unit Value at end of
   period                                  $14.416          $14.641          $13.024                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2                1                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.353           $9.272           $7.329          $14.071
  Accumulation Unit Value at end of
   period                                  $11.219          $11.353           $9.272           $7.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              718              758              793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.221           $9.182           $7.273          $13.991
  Accumulation Unit Value at end of
   period                                  $11.067          $11.221           $9.182           $7.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               64               73               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.156           $9.138           $7.245          $13.952
  Accumulation Unit Value at end of
   period                                  $10.991          $11.156           $9.138           $7.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               63               64               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.026           $9.050           $7.190          $13.873
  Accumulation Unit Value at end of
   period                                  $10.842          $11.026           $9.050           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              460              438              441

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.283          $10.391           $9.546
  Accumulation Unit Value at end of
   period                                  $12.260          $12.283          $10.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201               99               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                  $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,521            1,203              635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                  $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,521            1,203              635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                  $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169              134               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                  $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  777              512              111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.197          $10.649           $9.557
  Accumulation Unit Value at end of
   period                                  $13.991          $11.197          $10.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               74               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.176          $10.640           $9.555
  Accumulation Unit Value at end of
   period                                  $13.952          $11.176          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               35                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                  $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              362              122

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.026           $9.050           $7.190          $13.873
  Accumulation Unit Value at end of
   period                                  $10.842          $11.026           $9.050           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              460              438              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.866           $8.941           $7.121                -
  Accumulation Unit Value at end of
   period                                  $10.658          $10.866           $8.941                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               74               60                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.835           $8.920           $7.108          $13.755
  Accumulation Unit Value at end of
   period                                  $10.622          $10.835           $8.920           $7.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               42               62               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.284          $12.613          $10.076                -
  Accumulation Unit Value at end of
   period                                  $14.946          $15.284          $12.613                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.900          $11.723           $8.485          $14.212
  Accumulation Unit Value at end of
   period                                  $13.131          $14.900          $11.723           $8.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,932            2,144            2,254            2,413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.727          $11.610           $8.420          $14.132
  Accumulation Unit Value at end of
   period                                  $12.952          $14.727          $11.610           $8.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167              178              192              193
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.641          $11.554           $8.388          $14.092
  Accumulation Unit Value at end of
   period                                  $12.864          $14.641          $11.554           $8.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              293              283              334
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.471          $11.442           $8.324          $14.012
  Accumulation Unit Value at end of
   period                                  $12.689          $14.471          $11.442           $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,411            1,605            1,755            1,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.471          $11.442           $8.324          $14.012
  Accumulation Unit Value at end of
   period                                  $12.689          $14.471          $11.442           $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,411            1,605            1,755            1,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.261          $11.305           $8.244                -
  Accumulation Unit Value at end of
   period                                  $12.474          $14.261          $11.305                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              137              113                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                  $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              362              122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                  $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               53               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                  $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,360            1,513              331
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.419          $11.199           $9.322
  Accumulation Unit Value at end of
   period                                  $14.132          $12.419          $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  203              187               84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.396          $11.190           $9.320
  Accumulation Unit Value at end of
   period                                  $14.092          $12.396          $11.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318              250               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                  $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,950            1,539              590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                  $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,950            1,539              590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

14

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.220          $11.277           $8.228          $13.893
  Accumulation Unit Value at end of
   period                                  $12.431          $14.220          $11.277           $8.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              190              241              272
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.053          $14.353          $10.499                -
  Accumulation Unit Value at end of
   period                                  $15.743          $18.053          $14.353                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                1                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.661           $9.337           $6.010          $12.480
  Accumulation Unit Value at end of
   period                                  $10.486          $11.661           $9.337           $6.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              243              252              197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.526           $9.247           $5.964          $12.410
  Accumulation Unit Value at end of
   period                                  $10.343          $11.526           $9.247           $5.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               19               15               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.459           $9.202           $5.941          $12.374
  Accumulation Unit Value at end of
   period                                  $10.273          $11.459           $9.202           $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               21               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.326           $9.113           $5.896          $12.304
  Accumulation Unit Value at end of
   period                                  $10.133          $11.326           $9.113           $5.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              215              184              140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.326           $9.113           $5.896          $12.304
  Accumulation Unit Value at end of
   period                                  $10.133          $11.326           $9.113           $5.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              215              184              140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.161           $9.004           $5.839                -
  Accumulation Unit Value at end of
   period                                   $9.961          $11.161           $9.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               12                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.129           $8.982           $5.828          $12.200
  Accumulation Unit Value at end of
   period                                   $9.927          $11.129           $8.982           $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               31               23               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.413          $16.517          $10.744                -
  Accumulation Unit Value at end of
   period                                  $18.164          $20.413          $16.517                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                  $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  319              294              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                  $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  255              100               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.929          $10.423           $8.957
  Accumulation Unit Value at end of
   period                                  $12.410          $11.929          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.907          $10.414           $8.955
  Accumulation Unit Value at end of
   period                                  $12.374          $11.907          $10.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                  $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               80               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                  $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               80               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                  $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               11                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.213           $1.095           $0.850           $1.258
  Accumulation Unit Value at end of
   period                                   $1.222           $1.213           $1.095           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,481            9,850            7,537            7,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.078           $0.839           $1.244
  Accumulation Unit Value at end of
   period                                   $1.199           $1.193           $1.078           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  853              865              787              791
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.204           $4.709           $3.667           $5.442
  Accumulation Unit Value at end of
   period                                   $5.224           $5.204           $4.709           $3.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  171              182              144              155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.192           $1.081           $0.844           $1.255
  Accumulation Unit Value at end of
   period                                   $1.195           $1.192           $1.081           $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,070            5,733            5,233            5,880
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.192           $1.081           $0.844           $1.255
  Accumulation Unit Value at end of
   period                                   $1.195           $1.192           $1.081           $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,070            5,733            5,233            5,880
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.165           $1.059           $0.828                -
  Accumulation Unit Value at end of
   period                                   $1.164           $1.165           $1.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              586              410                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.965           $4.515           $3.534           $5.271
  Accumulation Unit Value at end of
   period                                   $4.960           $4.965           $4.515           $3.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              191              238              229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.485          $13.204          $10.360                -
  Accumulation Unit Value at end of
   period                                  $14.432          $14.485          $13.204                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.264          $10.648           $7.394           $7.521
  Accumulation Unit Value at end of
   period                                  $10.740          $12.264          $10.648           $7.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,314            1,387            1,248              184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.208          $10.622           $7.391           $7.519
  Accumulation Unit Value at end of
   period                                  $10.671          $12.208          $10.622           $7.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               90               82               12

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                   $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,734            5,013            2,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.182           $1.083           $1.002
  Accumulation Unit Value at end of
   period                                   $1.244           $1.182           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  802              759              578
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.178           $4.746           $4.394
  Accumulation Unit Value at end of
   period                                   $5.442           $5.178           $4.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182               93               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                   $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,918            5,373            2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                   $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,918            5,373            2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                   $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              351              201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

16

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.181          $10.608           $7.389           $7.518
  Accumulation Unit Value at end of
   period                                  $10.636          $12.181          $10.608           $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              131               95               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.582           $7.385           $7.517
  Accumulation Unit Value at end of
   period                                  $10.567          $12.126          $10.582           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825            1,023              830               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.582           $7.385           $7.517
  Accumulation Unit Value at end of
   period                                  $10.567          $12.126          $10.582           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825            1,023              830               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.058          $10.549           $7.381                -
  Accumulation Unit Value at end of
   period                                  $10.482          $12.058          $10.549                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122               97               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.045          $10.542           $7.380           $7.514
  Accumulation Unit Value at end of
   period                                  $10.465          $12.045          $10.542           $7.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               62               69               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.960          $14.882          $10.443                -
  Accumulation Unit Value at end of
   period                                  $14.699          $16.960          $14.882                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.090           $0.967           $0.779           $1.256
  Accumulation Unit Value at end of
   period                                   $1.090           $1.090           $0.967           $0.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               44,042           50,514           55,672           62,692
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.072           $0.953           $0.769           $1.242
  Accumulation Unit Value at end of
   period                                   $1.070           $1.072           $0.953           $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,348            8,981            9,960           10,612
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.295           $1.152           $0.930           $1.505
  Accumulation Unit Value at end of
   period                                   $1.291           $1.295           $1.152           $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,833            4,511            4,678            5,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.037           $0.839           $1.359
  Accumulation Unit Value at end of
   period                                   $1.157           $1.163           $1.037           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,170           32,499           35,963           40,438

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                   $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               69,599           46,298           10,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.162           $1.047           $0.961
  Accumulation Unit Value at end of
   period                                   $1.242           $1.162           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,769           11,724            7,124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.409           $1.271           $1.168
  Accumulation Unit Value at end of
   period                                   $1.505           $1.409           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,387            3,175              657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                   $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,205           39,605           19,146

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.037           $0.839           $1.359
  Accumulation Unit Value at end of
   period                                   $1.157           $1.163           $1.037           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,170           32,499           35,963           40,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.714           $9.574           $7.766                -
  Accumulation Unit Value at end of
   period                                  $10.633          $10.714           $9.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              407              450                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.236           $1.105           $0.897           $1.457
  Accumulation Unit Value at end of
   period                                   $1.226           $1.236           $1.105           $0.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,205            2,646            3,006            3,329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.298          $12.816          $10.427                -
  Accumulation Unit Value at end of
   period                                  $14.148          $14.298          $12.816                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                5                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.439           $1.168           $1.748
  Accumulation Unit Value at end of
   period                                   $1.613           $1.610           $1.439           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               67,196           73,684           77,188           81,751
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.584           $1.418           $1.153           $1.729
  Accumulation Unit Value at end of
   period                                   $1.583           $1.584           $1.418           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,258            5,519            5,986            6,533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.764           $3.373           $2.745           $4.122
  Accumulation Unit Value at end of
   period                                   $3.758           $3.764           $3.373           $2.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,932            3,162            3,264            3,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.342           $1.095           $1.647
  Accumulation Unit Value at end of
   period                                   $1.490           $1.495           $1.342           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,734           39,536           43,603           46,999
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.342           $1.095           $1.647
  Accumulation Unit Value at end of
   period                                   $1.490           $1.495           $1.342           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,734           39,536           43,603           46,999
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.460           $1.315           $1.075                -
  Accumulation Unit Value at end of
   period                                   $1.452           $1.460           $1.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,529            4,145            3,874                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                   $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,205           39,605           19,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                   $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,672            3,456            1,506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                   $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               76,301           37,194            5,920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.619           $1.363           $1.267
  Accumulation Unit Value at end of
   period                                   $1.729           $1.619           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,591            5,317            2,730
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.863           $3.257           $3.028
  Accumulation Unit Value at end of
   period                                   $4.122           $3.863           $3.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,414            1,689              266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                   $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,575           32,724           12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                   $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,575           32,724           12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

18

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.591           $3.234           $2.645           $3.992
  Accumulation Unit Value at end of
   period                                   $3.568           $3.591           $3.234           $2.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,132            1,235            1,333            1,460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $12.614          $10.343                -
  Accumulation Unit Value at end of
   period                                  $13.845          $13.970          $12.614                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               15                8                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.243           $1.100           $0.820           $1.746
  Accumulation Unit Value at end of
   period                                   $1.058           $1.243           $1.100           $0.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,478            1,551            1,804            2,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.084           $0.810           $1.727
  Accumulation Unit Value at end of
   period                                   $1.038           $1.222           $1.084           $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              113              151              174
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.815           $1.612           $1.205           $2.573
  Accumulation Unit Value at end of
   period                                   $1.540           $1.815           $1.612           $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              224              234              260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.571           $1.177           $2.518
  Accumulation Unit Value at end of
   period                                   $1.495           $1.765           $1.571           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              919            1,021            1,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.571           $1.177           $2.518
  Accumulation Unit Value at end of
   period                                   $1.495           $1.765           $1.571           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              919            1,021            1,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.884           $8.817           $6.625                -
  Accumulation Unit Value at end of
   period                                   $8.351           $9.884           $8.817                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               16               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.731           $1.545           $1.162           $2.492
  Accumulation Unit Value at end of
   period                                   $1.462           $1.731           $1.545           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              114              118              117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.629          $13.984          $10.539                -
  Accumulation Unit Value at end of
   period                                  $13.166          $15.629          $13.984                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                   $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,389              885              416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                   $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,536              800              223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.243           $1.100
  Accumulation Unit Value at end of
   period                                   $1.727           $1.400           $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              196              102
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.087           $1.855           $1.643
  Accumulation Unit Value at end of
   period                                   $2.573           $2.087           $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  271              112               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                   $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190            1,112              530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                   $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190            1,112              530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                   $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               80               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.948           $8.674           $6.174          $10.486
  Accumulation Unit Value at end of
   period                                   $8.921           $9.948           $8.674           $6.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               47               35                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.891           $8.642           $6.163          $10.482
  Accumulation Unit Value at end of
   period                                   $8.853           $9.891           $8.642           $6.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               11                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.863           $8.626           $6.158          $10.481
  Accumulation Unit Value at end of
   period                                   $8.819           $9.863           $8.626           $6.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                   $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               13               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                   $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               13               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.738           $8.555           $6.135                -
  Accumulation Unit Value at end of
   period                                   $8.668           $9.738           $8.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.724           $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                   $8.651           $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.536          $14.571          $10.480                -
  Accumulation Unit Value at end of
   period                                  $14.674          $16.536          $14.571                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.183           $0.892           $1.549
  Accumulation Unit Value at end of
   period                                   $1.257           $1.396           $1.183           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,811            2,962            2,778            2,970
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.373           $1.166           $0.880           $1.533
  Accumulation Unit Value at end of
   period                                   $1.233           $1.373           $1.166           $0.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              197              223              210

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                   $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,619            1,928              503
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.330           $1.289           $1.144
  Accumulation Unit Value at end of
   period                                   $1.533           $1.330           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  449              323              139

20

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.360           $1.156           $0.874           $1.523
  Accumulation Unit Value at end of
   period                                   $1.221           $1.360           $1.156           $0.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              452              241              248
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.139           $0.862           $1.506
  Accumulation Unit Value at end of
   period                                   $1.197           $1.337           $1.139           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,080            2,066            1,963            2,343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.139           $0.862           $1.506
  Accumulation Unit Value at end of
   period                                   $1.197           $1.337           $1.139           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,080            2,066            1,963            2,343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.309           $1.118           $0.849                -
  Accumulation Unit Value at end of
   period                                   $1.170           $1.309           $1.118                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  203              179              315                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.114           $0.846           $1.482
  Accumulation Unit Value at end of
   period                                   $1.164           $1.304           $1.114           $0.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57              104              142              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.955          $13.663          $10.404                -
  Accumulation Unit Value at end of
   period                                  $14.210          $15.955          $13.663                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.653           $1.422           $1.110           $2.067
  Accumulation Unit Value at end of
   period                                   $1.489           $1.653           $1.422           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,452            8,730            9,523           10,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.625           $1.401           $1.096           $2.044
  Accumulation Unit Value at end of
   period                                   $1.461           $1.625           $1.401           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  721              784              832              780
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.390           $1.088           $2.032
  Accumulation Unit Value at end of
   period                                   $1.446           $1.610           $1.390           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993              999            1,118            1,206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.583           $1.369           $1.074           $2.009
  Accumulation Unit Value at end of
   period                                   $1.419           $1.583           $1.369           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,567            6,150            6,932            8,002

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.323           $1.284           $1.140
  Accumulation Unit Value at end of
   period                                   $1.523           $1.323           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  277              131               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                   $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,300            1,822              922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                   $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,300            1,822              922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                   $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  145              351              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                   $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,003            4,573              888
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.598           $1.446           $1.158
  Accumulation Unit Value at end of
   period                                   $2.044           $1.598           $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  736              493              197
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.590           $1.440           $1.154
  Accumulation Unit Value at end of
   period                                   $2.032           $1.590           $1.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,089              594              138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                   $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            5,076            2,037

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.583           $1.369           $1.074           $2.009
  Accumulation Unit Value at end of
   period                                   $1.419           $1.583           $1.369           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,567            6,150            6,932            8,002
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.980          $13.853          $10.894                -
  Accumulation Unit Value at end of
   period                                  $14.288          $15.980          $13.853                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               62               73                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.543           $1.339           $1.053           $1.977
  Accumulation Unit Value at end of
   period                                   $1.379           $1.543           $1.339           $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  814              912            1,216            1,541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.377          $13.370          $10.545                -
  Accumulation Unit Value at end of
   period                                  $13.707          $15.377          $13.370                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                5                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.755           $1.528           $1.028           $1.390
  Accumulation Unit Value at end of
   period                                   $1.816           $1.755           $1.528           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,688            9,317            8,671            7,072
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.726           $1.506           $1.014           $1.375
  Accumulation Unit Value at end of
   period                                   $1.782           $1.726           $1.506           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  708              726              750              548
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.782           $1.557           $1.050           $1.424
  Accumulation Unit Value at end of
   period                                   $1.839           $1.782           $1.557           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,160            1,288            1,207              925
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.517           $1.025           $1.394
  Accumulation Unit Value at end of
   period                                   $1.785           $1.733           $1.517           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,041            6,666            8,196            5,077
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.517           $1.025           $1.394
  Accumulation Unit Value at end of
   period                                   $1.785           $1.733           $1.517           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,041            6,666            8,196            5,077
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.733          $12.928           $8.757                -
  Accumulation Unit Value at end of
   period                                  $15.135          $14.733          $12.928                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               62               41                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                   $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            5,076            2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                   $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,753            1,368              626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                   $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,578            3,048              636
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.356           $1.236           $1.186
  Accumulation Unit Value at end of
   period                                   $1.375           $1.356           $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  648              494              300
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.406           $1.283           $1.231
  Accumulation Unit Value at end of
   period                                   $1.424           $1.406           $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  868              425               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                   $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,005            2,833            1,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                   $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,005            2,833            1,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

22

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.700           $1.493           $1.012           $1.380
  Accumulation Unit Value at end of
   period                                   $1.746           $1.700           $1.493           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,281            1,230              904              454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.372          $15.289          $10.387                -
  Accumulation Unit Value at end of
   period                                  $17.792          $17.372          $15.289                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.896           $0.719           $1.156
  Accumulation Unit Value at end of
   period                                   $1.023           $1.016           $0.896           $0.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,557            2,918            3,287            2,902
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.999           $0.883           $0.709           $1.143
  Accumulation Unit Value at end of
   period                                   $1.004           $0.999           $0.883           $0.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  357              346              394              618
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.818           $4.261           $3.427           $5.529
  Accumulation Unit Value at end of
   period                                   $4.835           $4.818           $4.261           $3.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234              246              236              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.921           $0.743           $1.201
  Accumulation Unit Value at end of
   period                                   $1.042           $1.040           $0.921           $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,085            1,215            1,399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.921           $0.743           $1.201
  Accumulation Unit Value at end of
   period                                   $1.042           $1.040           $0.921           $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,085            1,215            1,399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.902           $0.729                -
  Accumulation Unit Value at end of
   period                                   $1.015           $1.016           $0.902                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89              160              200                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.597           $4.086           $3.303           $5.355
  Accumulation Unit Value at end of
   period                                   $4.590           $4.597           $4.086           $3.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               46               53               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.096          $12.559          $10.177                -
  Accumulation Unit Value at end of
   period                                  $14.039          $14.096          $12.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                   $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  353              309              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                   $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,750            1,382              306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.102           $0.967           $0.899
  Accumulation Unit Value at end of
   period                                   $1.143           $1.102           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              525               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.333           $4.686           $4.360
  Accumulation Unit Value at end of
   period                                   $5.529           $5.333           $4.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175               85                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                   $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,508            1,546              823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                   $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,508            1,546              823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                   $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93               85               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.477           $1.305           $0.989           $1.733
  Accumulation Unit Value at end of
   period                                   $1.256           $1.477           $1.305           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,669           21,060           14,985           16,268
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.452           $1.286           $0.977           $1.714
  Accumulation Unit Value at end of
   period                                   $1.233           $1.452           $1.286           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,077            2,180            1,868            2,153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.700           $2.392           $1.819           $3.195
  Accumulation Unit Value at end of
   period                                   $2.289           $2.700           $2.392           $1.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,212            1,323              872              961
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.480           $1.314           $1.001           $1.762
  Accumulation Unit Value at end of
   period                                   $1.252           $1.480           $1.314           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,137           13,112            9,622           11,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.480           $1.314           $1.001           $1.762
  Accumulation Unit Value at end of
   period                                   $1.252           $1.480           $1.314           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,137           13,112            9,622           11,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.446           $1.287           $0.983                -
  Accumulation Unit Value at end of
   period                                   $1.220           $1.446           $1.287                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,782            1,589              984                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.576           $2.294           $1.753           $3.095
  Accumulation Unit Value at end of
   period                                   $2.173           $2.576           $2.294           $1.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              802              559              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.643          $13.967          $10.699                -
  Accumulation Unit Value at end of
   period                                  $13.164          $15.643          $13.967                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                3                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.310          $10.273                -                -
  Accumulation Unit Value at end of
   period                                  $11.128          $12.310                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               62                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.297          $10.271                -                -
  Accumulation Unit Value at end of
   period                                  $11.094          $12.297                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                   $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,369           10,931            2,537
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.363           $1.110           $0.951
  Accumulation Unit Value at end of
   period                                   $1.714           $1.363           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,306            2,478            1,531
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.544           $2.074           $1.777
  Accumulation Unit Value at end of
   period                                   $3.195           $2.544           $2.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  833              515              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                   $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,900            9,589            4,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                   $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,900            9,589            4,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                   $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  538              549              247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

24

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.291          $10.270                -                -
  Accumulation Unit Value at end of
   period                                  $11.077          $12.291                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.278          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.043          $12.278                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               38                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.278          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.043          $12.278                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               38                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.262          $10.265                -                -
  Accumulation Unit Value at end of
   period                                  $11.001          $12.262                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.259          $10.265                -                -
  Accumulation Unit Value at end of
   period                                  $10.993          $12.259                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.243          $10.262                -                -
  Accumulation Unit Value at end of
   period                                  $10.951          $12.243                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.184           $1.197           $1.186
  Accumulation Unit Value at end of
   period                                   $1.157           $1.171           $1.184           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,489           20,708           32,764           62,131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.151           $1.167           $1.182           $1.173
  Accumulation Unit Value at end of
   period                                   $1.136           $1.151           $1.167           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,342            2,399            2,739            4,191
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.995           $2.024           $2.052           $2.039
  Accumulation Unit Value at end of
   period                                   $1.966           $1.995           $2.024           $2.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,394            2,247            2,887            3,339
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.169           $1.188           $1.183
  Accumulation Unit Value at end of
   period                                   $1.132           $1.150           $1.169           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,987           14,616           21,560           29,900

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                   $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,091            9,397            1,575
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.097           $1.084
  Accumulation Unit Value at end of
   period                                   $1.173           $1.133           $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,747              802              470
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.971           $1.910           $1.888
  Accumulation Unit Value at end of
   period                                   $2.039           $1.971           $1.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,262              344              103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                   $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,293            9,348            1,335

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.169           $1.188           $1.183
  Accumulation Unit Value at end of
   period                                   $1.132           $1.150           $1.169           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,987           14,616           21,560           29,900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.035           $1.055           $1.075                -
  Accumulation Unit Value at end of
   period                                   $1.016           $1.035           $1.055                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,802            1,889            2,582                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.903           $1.941           $1.978           $1.975
  Accumulation Unit Value at end of
   period                                   $1.867           $1.903           $1.941           $1.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,033              995            1,216            2,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.560           $9.773           $9.984                -
  Accumulation Unit Value at end of
   period                                   $9.352           $9.560           $9.773                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.638           $1.335           $1.044           $1.779
  Accumulation Unit Value at end of
   period                                   $1.565           $1.638           $1.335           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,654            6,365            6,865            7,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.611           $1.315           $1.031           $1.760
  Accumulation Unit Value at end of
   period                                   $1.536           $1.611           $1.315           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345              358              383              411
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.614           $2.137           $1.677           $2.865
  Accumulation Unit Value at end of
   period                                   $2.490           $2.614           $2.137           $1.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  441              521              517              515
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.806           $1.479           $1.163           $1.991
  Accumulation Unit Value at end of
   period                                   $1.717           $1.806           $1.479           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,032            2,082            2,363            2,378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.806           $1.479           $1.163           $1.991
  Accumulation Unit Value at end of
   period                                   $1.717           $1.806           $1.479           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,032            2,082            2,363            2,378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.764           $1.448           $1.142                -
  Accumulation Unit Value at end of
   period                                   $1.673           $1.764           $1.448                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  428              488              472                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                   $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,293            9,348            1,335
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                   $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  930              406              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                   $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,799              398                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.561           $1.526                -
  Accumulation Unit Value at end of
   period                                   $1.760           $1.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  277                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.544           $2.489                -
  Accumulation Unit Value at end of
   period                                   $2.865           $2.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  298               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                   $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,427               96                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                   $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,427               96                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

26

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.494           $2.049           $1.616           $2.775
  Accumulation Unit Value at end of
   period                                   $2.364           $2.494           $2.049           $1.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              133              170              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.061          $13.226          $10.458                -
  Accumulation Unit Value at end of
   period                                  $15.183          $16.061          $13.226                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.361           $7.525           $5.148           $9.798
  Accumulation Unit Value at end of
   period                                   $9.148           $9.361           $7.525           $5.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  204              211              524               32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.299           $7.491           $5.135           $9.792
  Accumulation Unit Value at end of
   period                                   $9.070           $9.299           $7.491           $5.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               13                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.269           $7.474           $5.128           $9.790
  Accumulation Unit Value at end of
   period                                   $9.032           $9.269           $7.474           $5.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               33               30               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.208           $7.440           $5.115           $9.784
  Accumulation Unit Value at end of
   period                                   $8.955           $9.208           $7.440           $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               77               95               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.208           $7.440           $5.115           $9.784
  Accumulation Unit Value at end of
   period                                   $8.955           $9.208           $7.440           $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               77               95               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.133           $7.397           $5.099                -
  Accumulation Unit Value at end of
   period                                   $8.859           $9.133           $7.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.118           $7.389           $5.095           $9.776
  Accumulation Unit Value at end of
   period                                   $8.840           $9.118           $7.389           $5.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               36               53                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.361          $14.916          $10.312                -
  Accumulation Unit Value at end of
   period                                  $17.757          $18.361          $14.916                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                   $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.516                -                -
  Accumulation Unit Value at end of
   period                                   $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.513                -                -
  Accumulation Unit Value at end of
   period                                   $9.792                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.512                -                -
  Accumulation Unit Value at end of
   period                                   $9.790                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.509                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.509                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.505                -                -
  Accumulation Unit Value at end of
   period                                   $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.554           $1.151           $0.860           $1.391
  Accumulation Unit Value at end of
   period                                   $1.559           $1.554           $1.151           $0.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,083            4,141            5,613            3,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.528           $1.134           $0.849           $1.376
  Accumulation Unit Value at end of
   period                                   $1.529           $1.528           $1.134           $0.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,013              868              890              963
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.125           $0.843           $1.367
  Accumulation Unit Value at end of
   period                                   $1.514           $1.515           $1.125           $0.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  697              740              734              697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.108           $0.832           $1.352
  Accumulation Unit Value at end of
   period                                   $1.485           $1.488           $1.108           $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,225            4,551            4,631            5,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.108           $0.832           $1.352
  Accumulation Unit Value at end of
   period                                   $1.485           $1.488           $1.108           $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,225            4,551            4,631            5,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.798          $11.044           $8.314                -
  Accumulation Unit Value at end of
   period                                  $14.726          $14.798          $11.044                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               20               31                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.452           $1.084           $0.816           $1.330
  Accumulation Unit Value at end of
   period                                   $1.444           $1.452           $1.084           $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  537              568              521              426
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.839          $14.102          $10.648                -
  Accumulation Unit Value at end of
   period                                  $18.691          $18.839          $14.102                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.005           $0.886           $0.633           $1.126
  Accumulation Unit Value at end of
   period                                   $0.983           $1.005           $0.886           $0.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,230            4,632            4,868            5,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.988           $0.873           $0.625           $1.114
  Accumulation Unit Value at end of
   period                                   $0.964           $0.988           $0.873           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  622              718            1,031            1,309

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                   $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,865            3,006            1,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.421           $1.347           $1.149
  Accumulation Unit Value at end of
   period                                   $1.376           $1.421           $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,022            1,104              755
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.413           $1.342           $1.145
  Accumulation Unit Value at end of
   period                                   $1.367           $1.413           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  668              394              100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                   $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,917            5,311            2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                   $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,917            5,311            2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                   $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              565              314
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                   $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,153            4,521            1,348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.066           $0.942           $0.842
  Accumulation Unit Value at end of
   period                                   $1.114           $1.066           $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,268            1,213              786

28

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.139           $5.426           $3.890           $6.940
  Accumulation Unit Value at end of
   period                                   $5.985           $6.139           $5.426           $3.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107              114              116              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.904           $0.650           $1.161
  Accumulation Unit Value at end of
   period                                   $0.994           $1.021           $0.904           $0.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,462            3,728            4,237            5,119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.904           $0.650           $1.161
  Accumulation Unit Value at end of
   period                                   $0.994           $1.021           $0.904           $0.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,462            3,728            4,237            5,119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.998           $0.886           $0.638                -
  Accumulation Unit Value at end of
   period                                   $0.968           $0.998           $0.886                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              311              304                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.858           $5.203           $3.748           $6.721
  Accumulation Unit Value at end of
   period                                   $5.682           $5.858           $5.203           $3.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              206              213              214
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.067          $14.307          $10.333                -
  Accumulation Unit Value at end of
   period                                  $15.545          $16.067          $14.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.726           $1.624           $1.428           $1.564
  Accumulation Unit Value at end of
   period                                   $1.825           $1.726           $1.624           $1.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               87,189           94,159           97,242           99,069
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.697           $1.600           $1.410           $1.547
  Accumulation Unit Value at end of
   period                                   $1.791           $1.697           $1.600           $1.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,643           10,749           11,632           12,266
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.622           $3.418           $3.016           $3.312
  Accumulation Unit Value at end of
   period                                   $3.820           $3.622           $3.418           $3.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,487            4,198            4,389            4,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.522           $1.346           $1.481
  Accumulation Unit Value at end of
   period                                   $1.694           $1.610           $1.522           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,440           55,243           57,158           60,868

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.649           $5.884           $5.258
  Accumulation Unit Value at end of
   period                                   $6.940           $6.649           $5.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               73               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                   $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142            4,691            2,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                   $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142            4,691            2,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                   $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              201              115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                   $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               95,170           51,367           11,944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.498           $1.449           $1.441
  Accumulation Unit Value at end of
   period                                   $1.547           $1.498           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,230           12,175            6,612
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.211           $3.108           $3.094
  Accumulation Unit Value at end of
   period                                   $3.312           $3.211           $3.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,892            1,954              519
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                   $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,381           48,893           22,344

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.522           $1.346           $1.481
  Accumulation Unit Value at end of
   period                                   $1.694           $1.610           $1.522           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,440           55,243           57,158           60,868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.898          $14.123          $12.515                -
  Accumulation Unit Value at end of
   period                                  $15.640          $14.898          $14.123                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  533              470              425                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.456           $3.278           $2.906           $3.208
  Accumulation Unit Value at end of
   period                                   $3.626           $3.456           $3.278           $2.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,704            2,135            2,162            2,187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.139          $11.541          $10.258                -
  Accumulation Unit Value at end of
   period                                  $12.705          $12.139          $11.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               14                8                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.199           $1.169           $1.144           $1.164
  Accumulation Unit Value at end of
   period                                   $1.243           $1.199           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,610           44,370           46,307           48,733
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.179           $1.152           $1.129           $1.152
  Accumulation Unit Value at end of
   period                                   $1.220           $1.179           $1.152           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,776            5,369            6,038            6,486
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.142           $1.121           $1.145
  Accumulation Unit Value at end of
   period                                   $1.208           $1.169           $1.142           $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,577            5,270            5,672            5,202
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.125           $1.106           $1.132
  Accumulation Unit Value at end of
   period                                   $1.185           $1.148           $1.125           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,065           25,378           28,546           31,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.125           $1.106           $1.132
  Accumulation Unit Value at end of
   period                                   $1.185           $1.148           $1.125           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,065           25,378           28,546           31,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.125           $1.104           $1.089                -
  Accumulation Unit Value at end of
   period                                   $1.157           $1.125           $1.104                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,723            3,711            3,834                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                   $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,381           48,893           22,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                   $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,504            1,973            1,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                   $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               48,217           24,211            4,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.090           $1.089
  Accumulation Unit Value at end of
   period                                   $1.152           $1.119           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,410            5,356            3,146
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.113           $1.086           $1.086
  Accumulation Unit Value at end of
   period                                   $1.145           $1.113           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,593            1,824              354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                   $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,217           22,472            9,846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                   $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,217           22,472            9,846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

30

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.100           $1.085           $1.114
  Accumulation Unit Value at end of
   period                                   $1.152           $1.120           $1.100           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,853            2,295            2,565            2,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.297          $10.142          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.564          $10.297          $10.142                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                3                8                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.184           $0.963           $1.477
  Accumulation Unit Value at end of
   period                                   $1.301           $1.342           $1.184           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,075           16,259           11,244           11,935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.320           $1.167           $0.951           $1.461
  Accumulation Unit Value at end of
   period                                   $1.277           $1.320           $1.167           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,272            1,461              799              872
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.154           $0.941           $1.448
  Accumulation Unit Value at end of
   period                                   $1.260           $1.304           $1.154           $0.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,118            2,356            1,122            1,281
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.134           $0.927           $1.429
  Accumulation Unit Value at end of
   period                                   $1.234           $1.279           $1.134           $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,352            8,158            4,647            5,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.134           $0.927           $1.429
  Accumulation Unit Value at end of
   period                                   $1.234           $1.279           $1.134           $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,352            8,158            4,647            5,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.250           $1.111           $0.911                -
  Accumulation Unit Value at end of
   period                                   $1.203           $1.250           $1.111                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,381            1,391              783                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.248           $1.110           $0.910           $1.406
  Accumulation Unit Value at end of
   period                                   $1.200           $1.248           $1.110           $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  968            1,093              398              433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.071          $12.543          $10.310                -
  Accumulation Unit Value at end of
   period                                  $13.495          $14.071          $12.543                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                   $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,621            2,033              891
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                   $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,940            1,315              174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.359           $1.131           $1.050
  Accumulation Unit Value at end of
   period                                   $1.461           $1.359           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  686              118               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.348           $1.123           $1.043
  Accumulation Unit Value at end of
   period                                   $1.448           $1.348           $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  805               72                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                   $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,688            1,017              481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                   $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,688            1,017              481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                   $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  314              287              176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.164          $13.259          $10.445          $16.458
  Accumulation Unit Value at end of
   period                                  $14.675          $15.164          $13.259          $10.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005            1,108            1,190            1,336
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.988          $13.131          $10.365          $16.365
  Accumulation Unit Value at end of
   period                                  $14.476          $14.988          $13.131          $10.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              218              233              252
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.901          $13.068          $10.325          $16.318
  Accumulation Unit Value at end of
   period                                  $14.377          $14.901          $13.068          $10.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               98              109              124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.728          $12.942          $10.246          $16.226
  Accumulation Unit Value at end of
   period                                  $14.182          $14.728          $12.942          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  757              879              975            1,084
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.728          $12.942          $10.246          $16.226
  Accumulation Unit Value at end of
   period                                  $14.182          $14.728          $12.942          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  757              879              975            1,084
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.448          $12.728          $10.102                -
  Accumulation Unit Value at end of
   period                                  $13.878          $14.448          $12.728                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               83               76                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.393          $12.686          $10.074          $16.000
  Accumulation Unit Value at end of
   period                                  $13.818          $14.393          $12.686          $10.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               87              103              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.933          $13.194          $10.504                -
  Accumulation Unit Value at end of
   period                                  $14.300          $14.933          $13.194                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.801          $14.247          $11.612          $17.328
  Accumulation Unit Value at end of
   period                                  $15.267          $15.801          $14.247          $11.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  827              917              992            1,062
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.618          $14.110          $11.523          $17.230
  Accumulation Unit Value at end of
   period                                  $15.060          $15.618          $14.110          $11.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               91               94               81

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                  $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,453              935              270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.983          $14.833          $14.057
  Accumulation Unit Value at end of
   period                                  $16.365          $16.983          $14.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              254              157
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.951          $14.821          $14.055
  Accumulation Unit Value at end of
   period                                  $16.318          $16.951          $14.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  130               82               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                  $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,008              562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                  $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,008              562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                  $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              127               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                  $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,097              394               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.034          $14.887          $13.590
  Accumulation Unit Value at end of
   period                                  $17.230          $17.034          $14.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97               77               26

32

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.527          $14.042          $11.479          $17.181
  Accumulation Unit Value at end of
   period                                  $14.957          $15.527          $14.042          $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               52               56               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.347          $13.906          $11.391          $17.084
  Accumulation Unit Value at end of
   period                                  $14.754          $15.347          $13.906          $11.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              404              448              513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.347          $13.906          $11.391          $17.084
  Accumulation Unit Value at end of
   period                                  $14.754          $15.347          $13.906          $11.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              404              448              513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.987          $13.615          $11.181                -
  Accumulation Unit Value at end of
   period                                  $14.373          $14.987          $13.615                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               45               45                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.913          $13.554          $11.136          $16.751
  Accumulation Unit Value at end of
   period                                  $14.295          $14.913          $13.554          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               46               53               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.801          $12.575          $10.357                -
  Accumulation Unit Value at end of
   period                                  $13.195          $13.801          $12.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                1                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.385          $11.082           $8.055          $13.910
  Accumulation Unit Value at end of
   period                                  $13.341          $13.385          $11.082           $8.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              315              323              336
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.230          $10.975           $7.994          $13.831
  Accumulation Unit Value at end of
   period                                  $13.160          $13.230          $10.975           $7.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               48               49               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.153          $10.922           $7.963          $13.792
  Accumulation Unit Value at end of
   period                                  $13.070          $13.153          $10.922           $7.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               25               24               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.000          $10.817           $7.902          $13.714
  Accumulation Unit Value at end of
   period                                  $12.893          $13.000          $10.817           $7.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              186              199              208

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.003          $14.875          $13.588
  Accumulation Unit Value at end of
   period                                  $17.181          $17.003          $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               37               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                  $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              388              158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                  $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              388              158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                  $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               40               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                  $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  297              152               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.012          $10.934           $9.634
  Accumulation Unit Value at end of
   period                                  $13.831          $13.012          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               31               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.988          $10.925           $9.633
  Accumulation Unit Value at end of
   period                                  $13.792          $12.988          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                  $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              163               58

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.000          $10.817           $7.902          $13.714
  Accumulation Unit Value at end of
   period                                  $12.893          $13.000          $10.817           $7.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              186              199              208
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.812          $10.687           $7.827                -
  Accumulation Unit Value at end of
   period                                  $12.674          $12.812          $10.687                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               12               12                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.774          $10.661           $7.812          $13.598
  Accumulation Unit Value at end of
   period                                  $12.631          $12.774          $10.661           $7.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               34               34               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.183          $14.376          $10.560                -
  Accumulation Unit Value at end of
   period                                  $16.948          $17.183          $14.376                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.613          $12.260           $9.234          $11.327
  Accumulation Unit Value at end of
   period                                  $14.047          $13.613          $12.260           $9.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,265            1,246            1,181            1,101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.455          $12.142           $9.163          $11.263
  Accumulation Unit Value at end of
   period                                  $13.856          $13.455          $12.142           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               85               99               78
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.376          $12.084           $9.128          $11.231
  Accumulation Unit Value at end of
   period                                  $13.762          $13.376          $12.084           $9.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149              135              134              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.221          $11.967           $9.058          $11.167
  Accumulation Unit Value at end of
   period                                  $13.575          $13.221          $11.967           $9.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  761              750              775              826
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.221          $11.967           $9.058          $11.167
  Accumulation Unit Value at end of
   period                                  $13.575          $13.221          $11.967           $9.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  761              750              775              826
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.030          $11.824           $8.972                -
  Accumulation Unit Value at end of
   period                                  $13.345          $13.030          $11.824                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               98               77                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                  $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              163               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                  $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                  $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  902              373               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.751           $9.967           $9.565
  Accumulation Unit Value at end of
   period                                  $11.263          $10.751           $9.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               59               24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.731           $9.959           $9.563
  Accumulation Unit Value at end of
   period                                  $11.231          $10.731           $9.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               51               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                  $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770              487              205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                  $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770              487              205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

34

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.992          $11.795           $8.955          $11.073
  Accumulation Unit Value at end of
   period                                  $13.299          $12.992          $11.795           $8.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              109              136              119
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.166          $13.804          $10.506                -
  Accumulation Unit Value at end of
   period                                  $15.487          $15.166          $13.804                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                2                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.954          $10.537           $8.637          $11.837
  Accumulation Unit Value at end of
   period                                  $11.841          $11.954          $10.537           $8.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  136              129              129              128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.816          $10.435           $8.571          $11.770
  Accumulation Unit Value at end of
   period                                  $11.680          $11.816          $10.435           $8.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               16               24               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.747          $10.385           $8.538          $11.736
  Accumulation Unit Value at end of
   period                                  $11.600          $11.747          $10.385           $8.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               31               32               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.611          $10.285           $8.473          $11.670
  Accumulation Unit Value at end of
   period                                  $11.443          $11.611          $10.285           $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               71               91              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.611          $10.285           $8.473          $11.670
  Accumulation Unit Value at end of
   period                                  $11.443          $11.611          $10.285           $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               71               91              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.442          $10.161           $8.392                -
  Accumulation Unit Value at end of
   period                                  $11.249          $11.442          $10.161                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                8                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.409          $10.137           $8.376          $11.571
  Accumulation Unit Value at end of
   period                                  $11.210          $11.409          $10.137           $8.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.117          $12.574          $10.415                -
  Accumulation Unit Value at end of
   period                                  $13.836          $14.117          $12.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                  $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113               42               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                  $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               63               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.564          $10.232           $9.646
  Accumulation Unit Value at end of
   period                                  $11.770          $11.564          $10.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               19                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.543          $10.224           $9.644
  Accumulation Unit Value at end of
   period                                  $11.736          $11.543          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               14                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                  $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                  $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                  $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.324          $10.924           $8.805          $12.962
  Accumulation Unit Value at end of
   period                                  $11.190          $12.324          $10.924           $8.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              178              181              161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.185          $10.823           $8.741          $12.893
  Accumulation Unit Value at end of
   period                                  $11.042          $12.185          $10.823           $8.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               17               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.116          $10.772           $8.709          $12.858
  Accumulation Unit Value at end of
   period                                  $10.969          $12.116          $10.772           $8.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               26               27               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.980          $10.672           $8.645          $12.790
  Accumulation Unit Value at end of
   period                                  $10.823          $11.980          $10.672           $8.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              135              141              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.980          $10.672           $8.645          $12.790
  Accumulation Unit Value at end of
   period                                  $10.823          $11.980          $10.672           $8.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              135              141              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.811          $10.549           $8.566                -
  Accumulation Unit Value at end of
   period                                  $10.645          $11.811          $10.549                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               34               34                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.778          $10.524           $8.550          $12.688
  Accumulation Unit Value at end of
   period                                  $10.609          $11.778          $10.524           $8.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               19               18               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.878          $12.432          $10.126                -
  Accumulation Unit Value at end of
   period                                  $12.470          $13.878          $12.432                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.068          $11.106           $8.918          $12.647
  Accumulation Unit Value at end of
   period                                  $12.338          $13.068          $11.106           $8.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296              319              329              366
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.916          $10.999           $8.850          $12.575
  Accumulation Unit Value at end of
   period                                  $12.171          $12.916          $10.999           $8.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               26               27               28

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                  $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143               70               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.807          $10.599          $10.000
  Accumulation Unit Value at end of
   period                                  $12.893          $11.807          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                7                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.788          $10.592          $10.000
  Accumulation Unit Value at end of
   period                                  $12.858          $11.788          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               13                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                  $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               43               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                  $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               43               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                  $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                  $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              179               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.943          $10.560           $9.512
  Accumulation Unit Value at end of
   period                                  $12.575          $11.943          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               22                7

36

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.841          $10.946           $8.816          $12.540
  Accumulation Unit Value at end of
   period                                  $12.088          $12.841          $10.946           $8.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               40               39               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.692          $10.840           $8.748          $12.469
  Accumulation Unit Value at end of
   period                                  $11.924          $12.692          $10.840           $8.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              132              157              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.692          $10.840           $8.748          $12.469
  Accumulation Unit Value at end of
   period                                  $11.924          $12.692          $10.840           $8.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              132              157              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.508          $10.710           $8.665                -
  Accumulation Unit Value at end of
   period                                  $11.722          $12.508          $10.710                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               39               36                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.472          $10.684           $8.648          $12.363
  Accumulation Unit Value at end of
   period                                  $11.682          $12.472          $10.684           $8.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               33               44               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.919          $12.813          $10.397                -
  Accumulation Unit Value at end of
   period                                  $13.939          $14.919          $12.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.406           $8.965           $7.627          $12.136
  Accumulation Unit Value at end of
   period                                   $9.661          $10.406           $8.965           $7.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,546            5,078            5,542            5,943
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.285           $8.879           $7.569          $12.067
  Accumulation Unit Value at end of
   period                                   $9.530          $10.285           $8.879           $7.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  242              270              296              311
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.225           $8.836           $7.540          $12.033
  Accumulation Unit Value at end of
   period                                   $9.465          $10.225           $8.836           $7.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  563              613              668              719
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.107           $8.751           $7.482          $11.965
  Accumulation Unit Value at end of
   period                                   $9.337          $10.107           $8.751           $7.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,893            2,207            2,460            2,707

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.921          $10.551           $9.511
  Accumulation Unit Value at end of
   period                                  $12.540          $11.921          $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               19                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                  $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              126               55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                  $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              126               55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                  $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               18               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                  $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,506            2,559              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.220           $9.587
  Accumulation Unit Value at end of
   period                                  $12.067          $11.824          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313              250              101
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.803          $10.211           $9.586
  Accumulation Unit Value at end of
   period                                  $12.033          $11.803          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  660              282               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                  $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,045            1,864              559

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.107           $8.751           $7.482          $11.965
  Accumulation Unit Value at end of
   period                                   $9.337          $10.107           $8.751           $7.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,893            2,207            2,460            2,707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.960           $8.646           $7.411                -
  Accumulation Unit Value at end of
   period                                   $9.178           $9.960           $8.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  253              267              287                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.931           $8.625           $7.397          $11.863
  Accumulation Unit Value at end of
   period                                   $9.147           $9.931           $8.625           $7.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              143              160              178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.819          $12.031          $10.344                -
  Accumulation Unit Value at end of
   period                                  $12.696          $13.819          $12.031                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.460           $9.695           $6.803          $12.665
  Accumulation Unit Value at end of
   period                                  $10.198          $10.460           $9.695           $6.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,528            1,730            1,904            2,094
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.339           $9.601           $6.751          $12.593
  Accumulation Unit Value at end of
   period                                  $10.060          $10.339           $9.601           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180              198              213              231
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.278           $9.555           $6.725          $12.557
  Accumulation Unit Value at end of
   period                                   $9.991          $10.278           $9.555           $6.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              164              179              186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.159           $9.463           $6.674          $12.486
  Accumulation Unit Value at end of
   period                                   $9.855          $10.159           $9.463           $6.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,100            1,167            1,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.159           $9.463           $6.674          $12.486
  Accumulation Unit Value at end of
   period                                   $9.855          $10.159           $9.463           $6.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,100            1,167            1,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.012           $9.349           $6.610                -
  Accumulation Unit Value at end of
   period                                   $9.688          $10.012           $9.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              142              127                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                  $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,045            1,864              559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                  $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              135               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                  $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,429              750              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.210          $10.552           $9.700
  Accumulation Unit Value at end of
   period                                  $12.593          $11.210          $10.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              171              103
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.190          $10.543           $9.699
  Accumulation Unit Value at end of
   period                                  $12.557          $11.190          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               68               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                  $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,156              858              412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                  $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,156              858              412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

38

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.983           $9.326           $6.597          $12.380
  Accumulation Unit Value at end of
   period                                   $9.655           $9.983           $9.326           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               79               93               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.457          $14.478          $10.266                -
  Accumulation Unit Value at end of
   period                                  $14.913          $15.457          $14.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.992          $11.359           $8.245          $13.978
  Accumulation Unit Value at end of
   period                                  $11.748          $12.992          $11.359           $8.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,657            6,172            6,700            7,365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.841          $11.249           $8.182          $13.899
  Accumulation Unit Value at end of
   period                                  $11.589          $12.841          $11.249           $8.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  382              408              426              456
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.767          $11.195           $8.151          $13.860
  Accumulation Unit Value at end of
   period                                  $11.510          $12.767          $11.195           $8.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  598              647              694              774
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.087           $8.088          $13.781
  Accumulation Unit Value at end of
   period                                  $11.353          $12.618          $11.087           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,234            2,564            2,866            3,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.087           $8.088          $13.781
  Accumulation Unit Value at end of
   period                                  $11.353          $12.618          $11.087           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,234            2,564            2,866            3,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.435          $10.954           $8.011                -
  Accumulation Unit Value at end of
   period                                  $11.161          $12.435          $10.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300              309              312                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.399          $10.928           $7.996          $13.664
  Accumulation Unit Value at end of
   period                                  $11.123          $12.399          $10.928           $7.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              254              280              291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.433          $14.519          $10.650                -
  Accumulation Unit Value at end of
   period                                  $14.704          $16.433          $14.519                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                5                5                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                  $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               54               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                  $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,880            3,219              319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.280          $11.469           $9.611
  Accumulation Unit Value at end of
   period                                  $13.899          $13.280          $11.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  496              359              151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.256          $11.460           $9.610
  Accumulation Unit Value at end of
   period                                  $13.860          $13.256          $11.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  692              321               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                  $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,382            2,136              604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                  $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,382            2,136              604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                  $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              212               74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.729           $9.370           $7.405          $12.205
  Accumulation Unit Value at end of
   period                                  $10.573          $10.729           $9.370           $7.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202              210              229              251
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.604           $9.280           $7.349          $12.136
  Accumulation Unit Value at end of
   period                                  $10.429          $10.604           $9.280           $7.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               18               24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.543           $9.235           $7.320          $12.102
  Accumulation Unit Value at end of
   period                                  $10.358          $10.543           $9.235           $7.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               41               48               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.420           $9.146           $7.264          $12.033
  Accumulation Unit Value at end of
   period                                  $10.217          $10.420           $9.146           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              127              136              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.420           $9.146           $7.264          $12.033
  Accumulation Unit Value at end of
   period                                  $10.217          $10.420           $9.146           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              127              136              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.269           $9.036           $7.195                -
  Accumulation Unit Value at end of
   period                                  $10.044          $10.269           $9.036                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               57               59                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.239           $9.014           $7.181          $11.931
  Accumulation Unit Value at end of
   period                                  $10.010          $10.239           $9.014           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               16               17               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.762          $13.029          $10.405                -
  Accumulation Unit Value at end of
   period                                  $14.396          $14.762          $13.029                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET SMALL &
 MID-CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.189          $10.020           $7.405          $12.082
  Accumulation Unit Value at end of
   period                                  $11.763          $12.189          $10.020           $7.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,698            1,877            2,102            2,342
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.048           $9.924           $7.348          $12.013
  Accumulation Unit Value at end of
   period                                  $11.603          $12.048           $9.924           $7.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              223              252              269

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                  $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  252              157               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.811          $10.432           $9.597
  Accumulation Unit Value at end of
   period                                  $12.136          $11.811          $10.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               18               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.789          $10.423           $9.595
  Accumulation Unit Value at end of
   period                                  $12.102          $11.789          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               38                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                  $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               96               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                  $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               96               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                  $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               12                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET SMALL &
 MID-CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                  $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,202            1,196              197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.349          $10.916           $9.304
  Accumulation Unit Value at end of
   period                                  $12.013          $12.349          $10.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              247              129

40

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.978           $9.876           $7.320          $11.979
  Accumulation Unit Value at end of
   period                                  $11.524          $11.978           $9.876           $7.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              192              203              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.839           $9.781           $7.264          $11.912
  Accumulation Unit Value at end of
   period                                  $11.367          $11.839           $9.781           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005            1,150            1,314            1,433
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.839           $9.781           $7.264          $11.912
  Accumulation Unit Value at end of
   period                                  $11.367          $11.839           $9.781           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005            1,150            1,314            1,433
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.667           $9.663           $7.194                -
  Accumulation Unit Value at end of
   period                                  $11.175          $11.667           $9.663                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              156              156                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.633           $9.640           $7.181          $11.811
  Accumulation Unit Value at end of
   period                                  $11.137          $11.633           $9.640           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               94              107              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.408          $14.461          $10.799                -
  Accumulation Unit Value at end of
   period                                  $16.624          $17.408          $14.461                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.741           $7.749           $5.926          $11.804
  Accumulation Unit Value at end of
   period                                   $9.710           $9.741           $7.749           $5.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              118               87               87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.628           $7.674           $5.881          $11.737
  Accumulation Unit Value at end of
   period                                   $9.578           $9.628           $7.674           $5.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               10                5                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.571           $7.637           $5.858          $11.704
  Accumulation Unit Value at end of
   period                                   $9.513           $9.571           $7.637           $5.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               13               12               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.460           $7.563           $5.814          $11.637
  Accumulation Unit Value at end of
   period                                   $9.383           $9.460           $7.563           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               98               81               94

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.326          $10.907           $9.302
  Accumulation Unit Value at end of
   period                                  $11.979          $12.326          $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              120               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                  $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,501            1,107              430
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                  $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,501            1,107              430
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                  $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              109               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                  $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               50                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.219          $11.072           $9.487
  Accumulation Unit Value at end of
   period                                  $11.737          $11.219          $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.198          $11.063           $9.486
  Accumulation Unit Value at end of
   period                                  $11.704          $11.198          $11.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                  $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               63               24

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.460           $7.563           $5.814          $11.637
  Accumulation Unit Value at end of
   period                                   $9.383           $9.460           $7.563           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               98               81               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.323           $7.472           $5.758                -
  Accumulation Unit Value at end of
   period                                   $9.224           $9.323           $7.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               14                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.296           $7.454           $5.747          $11.539
  Accumulation Unit Value at end of
   period                                   $9.193           $9.296           $7.454           $5.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               12               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.667          $13.398          $10.355                -
  Accumulation Unit Value at end of
   period                                  $16.440          $16.667          $13.398                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.710          $19.491          $12.691          $18.556
  Accumulation Unit Value at end of
   period                                  $20.782          $21.710          $19.491          $12.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  950            1,005            1,013              949
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.356          $19.212          $12.534          $18.363
  Accumulation Unit Value at end of
   period                                  $20.402          $21.356          $19.212          $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106               93               88               78
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.169          $19.062          $12.449          $18.257
  Accumulation Unit Value at end of
   period                                  $20.203          $21.169          $19.062          $12.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               69               62               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.461          $14.853           $9.719          $14.282
  Accumulation Unit Value at end of
   period                                  $15.679          $16.461          $14.853           $9.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              632              625              586
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.461          $14.853           $9.719          $14.282
  Accumulation Unit Value at end of
   period                                  $15.679          $16.461          $14.853           $9.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              632              625              586
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.433          $14.865           $9.752                -
  Accumulation Unit Value at end of
   period                                  $15.613          $16.433          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               67               64                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                  $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               63               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                  $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               28               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                  $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  982              434               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.874          $17.045          $16.747
  Accumulation Unit Value at end of
   period                                  $18.363          $17.874          $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               63               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.789          $16.980          $16.695
  Accumulation Unit Value at end of
   period                                  $18.257          $17.789          $16.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               33                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                  $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  611              378              143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                  $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  611              378              143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

42

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.296          $18.368          $12.056          $17.769
  Accumulation Unit Value at end of
   period                                  $19.274          $20.296          $18.368          $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               96               55               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.486          $15.864          $10.438                -
  Accumulation Unit Value at end of
   period                                  $16.563          $17.486          $15.864                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.646          $13.157          $10.443                -
  Accumulation Unit Value at end of
   period                                  $14.757          $14.646          $13.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146              120              130                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.585          $13.128          $10.441                -
  Accumulation Unit Value at end of
   period                                  $14.666          $14.585          $13.128                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               15               11                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.554          $13.114          $10.440                -
  Accumulation Unit Value at end of
   period                                  $14.620          $14.554          $13.114                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.493          $13.085          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.530          $14.493          $13.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              101              105                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.493          $13.085          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.530          $14.493          $13.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              101              105                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.418          $13.049          $10.435                -
  Accumulation Unit Value at end of
   period                                  $14.418          $14.418          $13.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               12                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.403          $13.042          $10.434                -
  Accumulation Unit Value at end of
   period                                  $14.396          $14.403          $13.042                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                9                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.327          $13.006          $10.432                -
  Accumulation Unit Value at end of
   period                                  $14.285          $14.327          $13.006                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                  $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               34                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.848           $9.902           $7.973          $13.606
  Accumulation Unit Value at end of
   period                                  $11.021          $10.848           $9.902           $7.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              122              152              181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.671           $9.760           $7.874          $13.465
  Accumulation Unit Value at end of
   period                                  $10.820          $10.671           $9.760           $7.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               27               26               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.578           $9.684           $7.821          $13.387
  Accumulation Unit Value at end of
   period                                  $10.714          $10.578           $9.684           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               19               19               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.185           $8.242          $14.136
  Accumulation Unit Value at end of
   period                                  $11.223          $11.103          $10.185           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               84               98              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.185           $8.242          $14.136
  Accumulation Unit Value at end of
   period                                  $11.223          $11.103          $10.185           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               84               98              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.884           $9.090           $7.374                -
  Accumulation Unit Value at end of
   period                                   $9.967           $9.884           $9.090                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               16               17                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.142           $9.331           $7.574          $13.029
  Accumulation Unit Value at end of
   period                                  $10.221          $10.142           $9.331           $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.709          $10.341                -
  Accumulation Unit Value at end of
   period                                  $13.851          $13.778          $12.709                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $37.797          $33.337          $24.942          $37.839
  Accumulation Unit Value at end of
   period                                  $37.208          $37.797          $33.337          $24.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               71               53               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $37.180          $32.858          $24.633          $37.446
  Accumulation Unit Value at end of
   period                                  $36.528          $37.180          $32.858          $24.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               11                9                9

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                  $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168               76               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.519          $12.243          $11.724
  Accumulation Unit Value at end of
   period                                  $13.465          $13.519          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               21               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.454          $12.197          $11.687
  Accumulation Unit Value at end of
   period                                  $13.387          $13.454          $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               16                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                  $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               96               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                  $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               96               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                  $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               15               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                  $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               22               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $36.871          $33.114          $31.061
  Accumulation Unit Value at end of
   period                                  $37.446          $36.871          $33.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9                8

44

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $36.855          $32.603          $24.466          $37.229
  Accumulation Unit Value at end of
   period                                  $36.172          $36.855          $32.603          $24.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                7                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.076           $9.818           $7.383          $11.256
  Accumulation Unit Value at end of
   period                                  $10.849          $11.076           $9.818           $7.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              207              230              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.076           $9.818           $7.383          $11.256
  Accumulation Unit Value at end of
   period                                  $10.849          $11.076           $9.818           $7.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              207              230              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.306          $10.047           $7.573                -
  Accumulation Unit Value at end of
   period                                  $11.047          $11.306          $10.047                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               42               43                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $35.335          $31.416          $23.693          $36.234
  Accumulation Unit Value at end of
   period                                  $34.508          $35.335          $31.416          $23.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                8                9               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.505          $13.820          $10.449                -
  Accumulation Unit Value at end of
   period                                  $15.104          $15.505          $13.820                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $48.171          $42.602          $33.198          $54.781
  Accumulation Unit Value at end of
   period                                  $45.409          $48.171          $42.602          $33.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               42               43               50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $47.384          $41.990          $32.787          $54.211
  Accumulation Unit Value at end of
   period                                  $44.578          $47.384          $41.990          $32.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                6                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $46.969          $41.664          $32.565          $53.898
  Accumulation Unit Value at end of
   period                                  $44.144          $46.969          $41.664          $32.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                4                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.351          $10.089           $7.901          $13.104
  Accumulation Unit Value at end of
   period                                  $10.647          $11.351          $10.089           $7.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               78               78              114

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $36.695          $32.989          $30.964
  Accumulation Unit Value at end of
   period                                  $37.229          $36.695          $32.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                  $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313              271              124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                  $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313              271              124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                  $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                  $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               19                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $58.479          $51.138          $47.487
  Accumulation Unit Value at end of
   period                                  $54.211          $58.479          $51.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $58.200          $50.944          $47.339
  Accumulation Unit Value at end of
   period                                  $53.898          $58.200          $50.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                  $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140               93               40

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.351          $10.089           $7.901          $13.104
  Accumulation Unit Value at end of
   period                                  $10.647          $11.351          $10.089           $7.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               78               78              114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.871           $8.796           $6.906                -
  Accumulation Unit Value at end of
   period                                   $9.236           $9.871           $8.796                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               20               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $45.032          $40.146          $31.536          $52.457
  Accumulation Unit Value at end of
   period                                  $42.112          $45.032          $40.146          $31.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.573          $13.024          $10.256                -
  Accumulation Unit Value at end of
   period                                  $13.594          $14.573          $13.024                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.476          $17.906          $14.533          $26.230
  Accumulation Unit Value at end of
   period                                  $15.993          $19.476          $17.906          $14.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  968              949            1,031            1,184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.158          $17.649          $14.353          $25.957
  Accumulation Unit Value at end of
   period                                  $15.700          $19.158          $17.649          $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142              145              154              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.990          $17.512          $14.256          $25.807
  Accumulation Unit Value at end of
   period                                  $15.547          $18.990          $17.512          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               85               88               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.135           $7.517           $6.132          $11.122
  Accumulation Unit Value at end of
   period                                   $6.647           $8.135           $7.517           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,437            1,487            1,638            1,955
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.135           $7.517           $6.132          $11.122
  Accumulation Unit Value at end of
   period                                   $6.647           $8.135           $7.517           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,437            1,487            1,638            1,955
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.939           $9.206           $7.528                -
  Accumulation Unit Value at end of
   period                                   $8.100           $9.939           $9.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              166              166                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                  $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140               93               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                  $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                  $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,041              660              157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.278          $19.268          $16.871
  Accumulation Unit Value at end of
   period                                  $25.957          $24.278          $19.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              166              110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $24.162          $19.195          $16.818
  Accumulation Unit Value at end of
   period                                  $25.807          $24.162          $19.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               56               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                  $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,920            1,597              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                  $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,920            1,597              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

46

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.208          $16.874          $13.806          $25.117
  Accumulation Unit Value at end of
   period                                  $14.832          $18.208          $16.874          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56               62               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.026          $13.031          $10.688                -
  Accumulation Unit Value at end of
   period                                  $11.397          $14.026          $13.031                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.880           $6.497           $5.208           $9.761
  Accumulation Unit Value at end of
   period                                   $5.864           $6.880           $6.497           $5.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               20               26               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.835           $6.468           $5.195           $9.755
  Accumulation Unit Value at end of
   period                                   $5.814           $6.835           $6.468           $5.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.813           $6.453           $5.188           $9.752
  Accumulation Unit Value at end of
   period                                   $5.789           $6.813           $6.453           $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.768           $6.423           $5.175           $9.747
  Accumulation Unit Value at end of
   period                                   $5.740           $6.768           $6.423           $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               57               68               93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.768           $6.423           $5.175           $9.747
  Accumulation Unit Value at end of
   period                                   $5.740           $6.768           $6.423           $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               57               68               93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.713           $6.387           $5.158                -
  Accumulation Unit Value at end of
   period                                   $5.679           $6.713           $6.387                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.702           $6.380           $5.155           $9.739
  Accumulation Unit Value at end of
   period                                   $5.667           $6.702           $6.380           $5.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.902          $13.266          $10.747                -
  Accumulation Unit Value at end of
   period                                  $11.725          $13.902          $13.266                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                  $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               61               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.871                -                -
  Accumulation Unit Value at end of
   period                                   $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.868                -                -
  Accumulation Unit Value at end of
   period                                   $9.755                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.866                -                -
  Accumulation Unit Value at end of
   period                                   $9.752                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.863                -                -
  Accumulation Unit Value at end of
   period                                   $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.863                -                -
  Accumulation Unit Value at end of
   period                                   $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.859                -                -
  Accumulation Unit Value at end of
   period                                   $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.053           $8.038           $6.216          $10.401
  Accumulation Unit Value at end of
   period                                   $8.953           $9.053           $8.038           $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,329            1,455            1,604            1,727
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.905           $7.923           $6.139          $10.292
  Accumulation Unit Value at end of
   period                                   $8.789           $8.905           $7.923           $6.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99              103              111              124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.827           $7.861           $6.097          $10.233
  Accumulation Unit Value at end of
   period                                   $8.703           $8.827           $7.861           $6.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              155              169              182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.068           $5.415           $4.208           $7.077
  Accumulation Unit Value at end of
   period                                   $5.971           $6.068           $5.415           $4.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  663              764              867              984
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.068           $5.415           $4.208           $7.077
  Accumulation Unit Value at end of
   period                                   $5.971           $6.068           $5.415           $4.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  663              764              867              984
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.404           $5.729           $4.463                -
  Accumulation Unit Value at end of
   period                                   $6.286           $6.404           $5.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              178              166                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.463           $7.575           $5.904           $9.960
  Accumulation Unit Value at end of
   period                                   $8.303           $8.463           $7.575           $5.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               47               53               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.524          $13.033          $10.184                -
  Accumulation Unit Value at end of
   period                                  $14.214          $14.524          $13.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.397          $10.731                -                -
  Accumulation Unit Value at end of
   period                                  $11.632          $12.397                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               38                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.389          $10.729                -                -
  Accumulation Unit Value at end of
   period                                  $11.601          $12.389                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                  $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778               64                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.001           $9.787           $8.664
  Accumulation Unit Value at end of
   period                                  $10.292          $11.001           $9.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               16               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.948           $9.750           $8.636
  Accumulation Unit Value at end of
   period                                  $10.233          $10.948           $9.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113               35                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                   $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665              219               53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                   $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665              219               53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                   $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

48

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.384          $10.729                -                -
  Accumulation Unit Value at end of
   period                                  $11.586          $12.384                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.376          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.554          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               30                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.376          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.554          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               30                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.365          $10.725                -                -
  Accumulation Unit Value at end of
   period                                  $11.516          $12.365                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.725                -                -
  Accumulation Unit Value at end of
   period                                  $11.508          $12.363                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.352          $10.723                -                -
  Accumulation Unit Value at end of
   period                                  $11.469          $12.352                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $22.385          $17.973          $13.823          $23.059
  Accumulation Unit Value at end of
   period                                  $21.083          $22.385          $17.973          $13.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  577              640              714              793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.019          $17.715          $13.651          $22.819
  Accumulation Unit Value at end of
   period                                  $20.697          $22.019          $17.715          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               84               91               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.826          $17.578          $13.559          $22.688
  Accumulation Unit Value at end of
   period                                  $20.495          $21.826          $17.578          $13.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               71               73               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.156          $16.265          $12.572          $21.078
  Accumulation Unit Value at end of
   period                                  $18.889          $20.156          $16.265          $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              604              659              729

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                  $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  854              520               98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $26.500          $22.900          $20.053
  Accumulation Unit Value at end of
   period                                  $22.819          $26.500          $22.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               96               44
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $26.374          $22.813          $19.991
  Accumulation Unit Value at end of
   period                                  $22.688          $26.374          $22.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               63               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                  $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              605              217

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.156          $16.265          $12.572          $21.078
  Accumulation Unit Value at end of
   period                                  $18.889          $20.156          $16.265          $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              604              659              729
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.853          $15.251          $11.818                -
  Accumulation Unit Value at end of
   period                                  $17.624          $18.853          $15.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               66               66                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.927          $16.937          $13.131          $22.081
  Accumulation Unit Value at end of
   period                                  $19.552          $20.927          $16.937          $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               38               45               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.979          $13.776          $10.707                -
  Accumulation Unit Value at end of
   period                                  $15.824          $16.979          $13.776                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $69.084          $57.851          $35.706          $57.361
  Accumulation Unit Value at end of
   period                                  $56.104          $69.084          $57.851          $35.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               26               21               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $67.956          $57.020          $35.263          $56.764
  Accumulation Unit Value at end of
   period                                  $55.078          $67.956          $57.020          $35.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $67.361          $56.577          $35.024          $56.436
  Accumulation Unit Value at end of
   period                                  $54.541          $67.361          $56.577          $35.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.791           $5.715           $3.545           $5.724
  Accumulation Unit Value at end of
   period                                   $5.487           $6.791           $5.715           $3.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              112              175               75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.791           $5.715           $3.545           $5.724
  Accumulation Unit Value at end of
   period                                   $5.487           $6.791           $5.715           $3.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              112              175               75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.242           $6.954           $4.324                -
  Accumulation Unit Value at end of
   period                                   $6.643           $8.242           $6.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                3                3                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                  $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              605              217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                  $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               45               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                  $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               10                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $54.526          $52.418          $46.425
  Accumulation Unit Value at end of
   period                                  $56.764          $54.526          $52.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $54.265          $52.219          $46.280
  Accumulation Unit Value at end of
   period                                  $56.436          $54.265          $52.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                   $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               73              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                   $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               73              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

50

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $64.584          $54.517          $33.918          $54.928
  Accumulation Unit Value at end of
   period                                  $52.031          $64.584          $54.517          $33.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.903          $16.842          $10.505                -
  Accumulation Unit Value at end of
   period                                  $15.994          $19.903          $16.842                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.263          $16.382           $9.741          $22.779
  Accumulation Unit Value at end of
   period                                  $15.570          $19.263          $16.382           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  453              526              529              461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.039          $16.224           $9.666          $22.650
  Accumulation Unit Value at end of
   period                                  $15.358          $19.039          $16.224           $9.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               68               67               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.928          $16.146           $9.629          $22.586
  Accumulation Unit Value at end of
   period                                  $15.254          $18.928          $16.146           $9.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               88               81               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.709          $15.990           $9.556          $22.458
  Accumulation Unit Value at end of
   period                                  $15.046          $18.709          $15.990           $9.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              389              417              372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.709          $15.990           $9.556          $22.458
  Accumulation Unit Value at end of
   period                                  $15.046          $18.709          $15.990           $9.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              389              417              372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.438          $15.798           $9.464                -
  Accumulation Unit Value at end of
   period                                  $14.791          $18.438          $15.798                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               49               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.384          $15.760           $9.446          $22.268
  Accumulation Unit Value at end of
   period                                  $14.741          $18.384          $15.760           $9.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               50               55               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.681          $17.773          $10.679                -
  Accumulation Unit Value at end of
   period                                  $16.541          $20.681          $17.773                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                  $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                7                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                  $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  405              197               45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.344          $12.077           $9.036
  Accumulation Unit Value at end of
   period                                  $22.650          $16.344          $12.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               24               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.314          $12.067           $9.034
  Accumulation Unit Value at end of
   period                                  $22.586          $16.314          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               44               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                  $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              229               64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                  $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              229               64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                  $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               22               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.471          $12.596           $8.097          $15.400
  Accumulation Unit Value at end of
   period                                  $15.114          $16.471          $12.596           $8.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              320              338              332
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.279          $12.475           $8.035          $15.313
  Accumulation Unit Value at end of
   period                                  $14.909          $16.279          $12.475           $8.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               28               25               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.185          $12.415           $8.004          $15.270
  Accumulation Unit Value at end of
   period                                  $14.807          $16.185          $12.415           $8.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               35               31               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.997          $12.295           $7.943          $15.183
  Accumulation Unit Value at end of
   period                                  $14.606          $15.997          $12.295           $7.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              203              196              229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.997          $12.295           $7.943          $15.183
  Accumulation Unit Value at end of
   period                                  $14.606          $15.997          $12.295           $7.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              203              196              229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.765          $12.147           $7.867                -
  Accumulation Unit Value at end of
   period                                  $14.359          $15.765          $12.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               13               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.719          $12.118           $7.852          $15.055
  Accumulation Unit Value at end of
   period                                  $14.310          $15.719          $12.118           $7.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               28               20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.483          $15.830          $10.283                -
  Accumulation Unit Value at end of
   period                                  $18.599          $20.483          $15.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                  $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  302              147               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.659          $11.757           $9.498
  Accumulation Unit Value at end of
   period                                  $15.313          $12.659          $11.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               22               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.635          $11.747           $9.496
  Accumulation Unit Value at end of
   period                                  $15.270          $12.635          $11.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               14                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                  $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              171               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                  $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              171               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                  $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                8                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012, except for Note 7 as to which the date is December 28, 2012

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,475,857                  6,787,671
                                      =============             ==============
  Cost                                  $42,490,599               $142,110,775
                                      =============             ==============
  Market value                          $37,539,255                $77,379,447
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                        2,777                      3,441
 Other assets                                     2                         --
                                      -------------             --------------
 Total assets                            37,542,034                 77,382,888
                                      -------------             --------------
LIABILITIES:
 Due to Sponsor Company                       2,777                      3,441
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                         --
                                      -------------             --------------
 Total liabilities                            2,777                      3,441
                                      -------------             --------------
NET ASSETS:
 For contract liabilities               $37,539,257                $77,379,447
                                      =============             ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,444,301                 10,182,260
 Minimum unit fair value #*              $10.141225                  $4.878644
 Maximum unit fair value #*              $13.087825                 $11.213821
 Contract liability                     $37,535,432                $77,378,685
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  345                        101
 Minimum unit fair value #*              $11.084054                  $7.545145
 Maximum unit fair value #*              $11.084054                  $7.545145
 Contract liability                          $3,825                       $762

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL            GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (E)(B)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       936,780              4,734,579                312,065                  24,930
                                   =============          =============           ============            ============
  Cost                               $16,541,703            $64,241,808             $6,031,100                $290,768
                                   =============          =============           ============            ============
  Market value                       $14,407,681            $43,936,891             $4,659,138                $308,891
 Due from Sponsor Company                     --                     --                     --                      --
 Receivable from fund shares
  sold                                    14,260                  1,979                    930                      37
 Other assets                                  1                     --                      1                      --
                                   -------------          -------------           ------------            ------------
 Total assets                         14,421,942             43,938,870              4,660,069                 308,928
                                   -------------          -------------           ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   14,260                  1,979                    930                      37
 Payable for fund shares
  purchased                                   --                     --                     --                      --
 Other liabilities                            --                      3                     --                      --
                                   -------------          -------------           ------------            ------------
 Total liabilities                        14,260                  1,982                    930                      37
                                   -------------          -------------           ------------            ------------
NET ASSETS:
 For contract liabilities            $14,407,682            $43,936,888             $4,659,139                $308,891
                                   =============          =============           ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,212,959              5,250,800                696,673                  29,353
 Minimum unit fair value #*           $11.113375              $7.832687              $6.403907              $10.490959
 Maximum unit fair value #*           $16.870049             $12.656804             $13.163837              $10.574332
 Contract liability                  $14,407,682            $43,936,389             $4,659,139                $308,891
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     60                     --                      --
 Minimum unit fair value #*                   --              $8.301578                     --                      --
 Maximum unit fair value #*                   --              $8.301578                     --                      --
 Contract liability                           --                   $499                     --                      --

                                  INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                      HIGH             INTERNATIONAL           DIVIDEND
                                   YIELD FUND           GROWTH FUND          GROWTH FUND
                               SUB-ACCOUNT (A)(C)       SUB-ACCOUNT       SUB-ACCOUNT (A)(D)
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     132,933                  147               526,415
                                   ===========          ===========          ============
  Cost                                $692,671               $3,365            $8,003,638
                                   ===========          ===========          ============
  Market value                        $669,986               $3,823            $7,388,440
 Due from Sponsor Company                   --                   --                    --
 Receivable from fund shares
  sold                                      70                   --                17,461
 Other assets                               --                   --                    --
                                   -----------          -----------          ------------
 Total assets                          670,056                3,823             7,405,901
                                   -----------          -----------          ------------
LIABILITIES:
 Due to Sponsor Company                     70                   --                17,461
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                   -----------          -----------          ------------
 Total liabilities                          70                   --                17,461
                                   -----------          -----------          ------------
NET ASSETS:
 For contract liabilities             $669,986               $3,823            $7,388,440
                                   ===========          ===========          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     68,991                  434               748,089
 Minimum unit fair value #*          $9.638218            $8.811351             $9.616628
 Maximum unit fair value #*          $9.737940            $8.811351             $9.712980
 Contract liability                   $669,986               $3,823            $7,257,400
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   --                13,517
 Minimum unit fair value #*                 --                   --             $9.677797
 Maximum unit fair value #*                 --                   --             $9.705289
 Contract liability                         --                   --              $131,040

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

(e)  Funded as of February 15, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        136,158                  280,083
                                     ============            =============
  Cost                                 $2,308,760              $14,309,312
                                     ============            =============
  Market value                         $2,626,490              $14,474,721
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                        256                    1,768
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                           2,626,746               14,476,489
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                       256                    1,768
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                            256                    1,768
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,626,490              $14,474,721
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            225,660                1,546,562
 Minimum unit fair value #*             $1.600797                $1.302357
 Maximum unit fair value #*            $15.180024               $15.158607
 Contract liability                    $2,626,490              $14,456,186
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    1,380
 Minimum unit fair value #*                    --               $13.431021
 Maximum unit fair value #*                    --               $13.431021
 Contract liability                            --                  $18,535

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS              STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND     CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (E)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        328,705                 352,203                  77,396                  101,778
                                    =============            ============            ============             ============
  Cost                                $10,830,202              $5,867,254              $1,142,786               $1,084,765
                                    =============            ============            ============             ============
  Market value                        $10,870,291              $5,339,389              $1,318,829                 $624,918
 Due from Sponsor Company                      --                      --                      --                       --
 Receivable from fund shares
  sold                                      2,955                   1,602                   2,731                       48
 Other assets                                  --                       1                      --                       --
                                    -------------            ------------            ------------             ------------
 Total assets                          10,873,246               5,340,992               1,321,560                  624,966
                                    -------------            ------------            ------------             ------------
LIABILITIES:
 Due to Sponsor Company                     2,955                   1,602                   2,731                       48
 Payable for fund shares
  purchased                                    --                      --                      --                       --
 Other liabilities                              2                      --                      --                       --
                                    -------------            ------------            ------------             ------------
 Total liabilities                          2,957                   1,602                   2,731                       48
                                    -------------            ------------            ------------             ------------
NET ASSETS:
 For contract liabilities             $10,870,289              $5,339,390              $1,318,829                 $624,918
                                    =============            ============            ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       922,393                 576,970                  92,371                  629,195
 Minimum unit fair value #*             $1.173261               $1.534576               $1.741965                $0.861678
 Maximum unit fair value #*            $13.662527              $14.056288              $17.841863                $1.274320
 Contract liability                   $10,845,246              $5,253,771              $1,305,848                 $624,918
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         2,046                   6,091                     728                       --
 Minimum unit fair value #*            $12.242827              $14.056288              $17.841863                       --
 Maximum unit fair value #*            $12.242827              $14.056288              $17.841863                       --
 Contract liability                       $25,043                 $85,619                 $12,981                       --

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (F)          SUB-ACCOUNT (G)         SUB-ACCOUNT (H)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       268,736                  716,389                 637,343
                                    ============            =============            ============
  Cost                                $4,208,154              $10,192,327              $6,425,478
                                    ============            =============            ============
  Market value                        $2,144,519              $11,003,734              $6,762,209
 Due from Sponsor Company                     --                       --                      --
 Receivable from fund shares
  sold                                       265                    1,581                     593
 Other assets                                 --                       --                     124
                                    ------------            -------------            ------------
 Total assets                          2,144,784               11,005,315               6,762,926
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      265                    1,581                     594
 Payable for fund shares
  purchased                                   --                       --                      --
 Other liabilities                            --                       --                      --
                                    ------------            -------------            ------------
 Total liabilities                           265                    1,581                     594
                                    ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $2,144,519              $11,003,734              $6,762,332
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,688,640                6,254,776               5,050,862
 Minimum unit fair value #*            $1.167147                $1.636125               $1.261774
 Maximum unit fair value #*           $12.111405               $16.063772               $1.352480
 Contract liability                   $2,144,519              $11,003,734              $6,712,427
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                  36,899
 Minimum unit fair value #*                   --                       --               $1.352480
 Maximum unit fair value #*                   --                       --               $1.352480
 Contract liability                           --                       --                 $49,905

(e)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(f)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(g) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                        OMEGA                EQUITY-INCOME
                                     GROWTH FUND               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,442                2,849,909
                                     ============            =============
  Cost                                   $188,366              $71,482,239
                                     ============            =============
  Market value                           $237,648              $52,466,826
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                         21                    6,005
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                             237,669               52,472,831
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        21                    6,005
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                             21                    6,005
                                     ------------            -------------
NET ASSETS:
 For contract liabilities                $237,648              $52,466,826
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            268,500                5,290,297
 Minimum unit fair value #*             $0.762365                $9.282099
 Maximum unit fair value #*            $11.702919               $14.416309
 Contract liability                      $237,648              $52,466,513
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       32
 Minimum unit fair value #*                    --                $9.837898
 Maximum unit fair value #*                    --                $9.837898
 Contract liability                            --                     $313

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP    FIDELITY VIP   FIDELITY VIP        FIDELITY VIP
                                  GROWTH      CONTRAFUND(R)      MID CAP        VALUE STRATEGIES
                                 PORTFOLIO      PORTFOLIO       PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   492,952      11,764,991      2,400,866            779,115
                               =============  ==============  =============       ============
  Cost                           $16,641,761    $367,849,369    $79,356,922         $8,317,103
                               =============  ==============  =============       ============
  Market value                   $18,007,554    $266,359,402    $68,616,764         $6,879,589
 Due from Sponsor Company                 --              --             --                 --
 Receivable from fund shares
  sold                                   132         102,494          8,648                750
 Other assets                             --              --             --                 --
                               -------------  --------------  -------------       ------------
 Total assets                     18,007,686     266,461,896     68,625,412          6,880,339
                               -------------  --------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                  132         102,494          8,648                750
 Payable for fund shares
  purchased                               --              --             --                 --
 Other liabilities                        --               4              2                  1
                               -------------  --------------  -------------       ------------
 Total liabilities                       132         102,498          8,650                751
                               -------------  --------------  -------------       ------------
NET ASSETS:
 For contract liabilities        $18,007,554    $266,359,398    $68,616,762         $6,879,588
                               =============  ==============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,639,596      22,199,632      5,348,640            672,411
 Minimum unit fair value #*       $10.299916      $11.192489      $9.450617          $9.593403
 Maximum unit fair value #*       $14.946016      $14.727057     $16.087812         $18.079437
 Contract liability              $18,007,243    $266,325,867    $68,615,565         $6,879,588
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       29           2,741             94                 --
 Minimum unit fair value #*       $10.879282      $12.233356     $12.732618                 --
 Maximum unit fair value #*       $10.879282      $12.233356     $12.732618                 --
 Contract liability                     $311         $33,531         $1,197                 --

                                    FIDELITY VIP                                      FRANKLIN
                                  DYNAMIC CAPITAL             FRANKLIN             SMALL-MID CAP
                                    APPRECIATION               INCOME                  GROWTH
                                     PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       110,209                   2,660                  93,248
                                    ============            ============            ============
  Cost                                  $809,234                 $37,123              $1,765,074
                                    ============            ============            ============
  Market value                          $890,492                 $38,675              $1,910,667
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        72                       2                     191
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                            890,564                  38,677               1,910,858
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       72                       2                     191
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            72                       2                     191
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $890,492                 $38,675              $1,910,667
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      107,897                   3,514                 241,648
 Minimum unit fair value #*            $7.907296              $11.006459               $1.239954
 Maximum unit fair value #*           $15.320443              $11.006459              $14.100493
 Contract liability                     $890,492                 $38,675              $1,910,667
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      SMALL CAP               STRATEGIC
                                        VALUE                   INCOME
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            136                 513,480
                                     ============            ============
  Cost                                     $1,641              $5,949,499
                                     ============            ============
  Market value                             $2,139              $6,444,171
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         --                     693
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                               2,139               6,444,864
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                     693
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                             --                     694
                                     ------------            ------------
NET ASSETS:
 For contract liabilities                  $2,139              $6,444,170
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                198                 390,017
 Minimum unit fair value #*            $10.715206               $1.819437
 Maximum unit fair value #*            $10.839361              $19.767850
 Contract liability                        $2,139              $6,368,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                   3,907
 Minimum unit fair value #*                    --              $18.815453
 Maximum unit fair value #*                    --              $19.767850
 Contract liability                            --                 $75,715

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING            TEMPLETON             TEMPLETON
                                  MUTUAL SHARES            MARKETS                GROWTH             GLOBAL BOND
                                 SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      359,508               125,000               154,459                   133
                                   ============          ============          ============          ============
  Cost                               $5,255,886            $1,055,255            $1,674,567                $2,208
                                   ============          ============          ============          ============
  Market value                       $5,529,444            $1,187,502            $1,561,871                $2,453
 Due from Sponsor Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                      577                   121                   153                    --
 Other assets                                --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total assets                         5,530,021             1,187,623             1,562,024                 2,453
                                   ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     577                   121                   153                    --
 Payable for fund shares
  purchased                                  --                    --                    --                    --
 Other liabilities                            1                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total liabilities                          578                   121                   153                    --
                                   ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities            $5,529,443            $1,187,502            $1,561,871                $2,453
                                   ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     495,602                74,385               146,505                   192
 Minimum unit fair value #*           $1.265635             $2.646401             $8.065299            $12.803269
 Maximum unit fair value #*          $14.741569            $22.122585            $11.517065            $12.803269
 Contract liability                  $5,525,993            $1,181,025            $1,561,871                $2,453
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         234                   320                    --                    --
 Minimum unit fair value #*          $14.741569            $20.216961                    --                    --
 Maximum unit fair value #*          $14.741569            $20.216961                    --                    --
 Contract liability                      $3,450                $6,477                    --                    --

                                                     HARTFORD           HARTFORD
                                 HARTFORD             TOTAL              CAPITAL
                                 ADVISERS          RETURN BOND        APPRECIATION
                                 HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,437,066          31,418,497            941,387
                               =============      ==============      =============
  Cost                           $31,842,603        $359,418,606        $27,386,545
                               =============      ==============      =============
  Market value                   $27,792,113        $365,488,112        $35,016,640
 Due from Sponsor Company                 --                  --                 --
 Receivable from fund shares
  sold                                 5,510             213,650            111,483
 Other assets                              4                  49                 --
                               -------------      --------------      -------------
 Total assets                     27,797,627         365,701,811         35,128,123
                               -------------      --------------      -------------
LIABILITIES:
 Due to Sponsor Company                5,510             213,650            111,483
 Payable for fund shares
  purchased                               --                  --                 --
 Other liabilities                        --                  --                  2
                               -------------      --------------      -------------
 Total liabilities                     5,510             213,650            111,485
                               -------------      --------------      -------------
NET ASSETS:
 For contract liabilities        $27,792,117        $365,488,161        $35,016,638
                               =============      ==============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               19,107,296         183,331,981          3,289,904
 Minimum unit fair value #*        $1.121215           $1.610737          $8.542044
 Maximum unit fair value #*       $14.432394          $15.640080         $14.630444
 Contract liability              $27,792,117        $365,329,380        $35,016,638
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --              78,195                 --
 Minimum unit fair value #*               --           $1.825436                 --
 Maximum unit fair value #*               --           $3.747943                 --
 Contract liability                       --            $158,781                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND            HARTFORD
                                  AND GROWTH       GLOBAL RESEARCH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  12,156,705            108,944
                                ==============       ============
  Cost                            $274,869,981           $936,336
                                ==============       ============
  Market value                    $235,066,294           $982,526
 Due from Sponsor Company               13,152                 --
 Receivable from fund shares
  sold                                      --                197
 Other assets                               --                 --
                                --------------       ------------
 Total assets                      235,079,446            982,723
                                --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     --                197
 Payable for fund shares
  purchased                             13,152                 --
 Other liabilities                          85                 --
                                --------------       ------------
 Total liabilities                      13,237                197
                                --------------       ------------
NET ASSETS:
 For contract liabilities         $235,066,209           $982,526
                                ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     134,880,456            110,627
 Minimum unit fair value #*          $1.398089          $8.502933
 Maximum unit fair value #*         $13.845489         $14.606414
 Contract liability               $235,023,535           $982,526
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          17,162                 --
 Minimum unit fair value #*          $1.613034                 --
 Maximum unit fair value #*          $3.687588                 --
 Contract liability                    $42,674                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                HARTFORD
                                      HARTFORD          DISCIPLINED           HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY              GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       327,754           11,448,247             857,868           1,371,925
                                    ============       ==============       =============       =============
  Cost                                $6,266,721         $147,372,024         $10,577,907         $43,396,910
                                    ============       ==============       =============       =============
  Market value                        $4,407,424         $134,905,095          $9,369,157         $32,332,683
 Due from Sponsor Company                     --                4,159                  --                  --
 Receivable from fund shares
  sold                                    67,237                   --                 634               6,187
 Other assets                                 --                    5                  --                  --
                                    ------------       --------------       -------------       -------------
 Total assets                          4,474,661          134,909,259           9,369,791          32,338,870
                                    ------------       --------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                   67,237                   --                 634               6,187
 Payable for fund shares
  purchased                                   --                4,159                  --                  --
 Other liabilities                             2                   --                  --                   8
                                    ------------       --------------       -------------       -------------
 Total liabilities                        67,239                4,159                 634               6,195
                                    ------------       --------------       -------------       -------------
NET ASSETS:
 For contract liabilities             $4,407,422         $134,905,100          $9,369,157         $32,332,675
                                    ============       ==============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,353,441          114,688,712           7,696,443          21,543,458
 Minimum unit fair value #*            $0.979038            $1.009108           $1.125045           $1.332989
 Maximum unit fair value #*           $13.454016           $14.147970          $14.210438          $14.288128
 Contract liability                   $4,407,422         $134,901,947          $9,369,157         $32,332,675
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                2,489                  --                  --
 Minimum unit fair value #*                   --            $1.266709                  --                  --
 Maximum unit fair value #*                   --            $1.266709                  --                  --
 Contract liability                           --               $3,153                  --                  --

                                                                        HARTFORD
                                 HARTFORD            HARTFORD         INTERNATIONAL
                                HIGH YIELD            INDEX           OPPORTUNITIES
                                 HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 4,768,904            288,932           6,026,430
                               =============       ============       =============
  Cost                           $40,955,472         $8,992,722         $83,838,175
                               =============       ============       =============
  Market value                   $41,503,454         $7,570,251         $64,575,199
 Due from Sponsor Company            134,438                 --                  --
 Receivable from fund shares
  sold                                    --                752              20,985
 Other assets                             --                  4                  --
                               -------------       ------------       -------------
 Total assets                     41,637,892          7,571,007          64,596,184
                               -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                   --                752              20,985
 Payable for fund shares
  purchased                          134,438                 --                  --
 Other liabilities                         7                 --                  26
                               -------------       ------------       -------------
 Total liabilities                   134,445                752              21,011
                               -------------       ------------       -------------
NET ASSETS:
 For contract liabilities        $41,503,447         $7,570,255         $64,575,173
                               =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               22,482,613          5,551,982          46,839,584
 Minimum unit fair value #*        $1.681231          $0.980777           $1.179262
 Maximum unit fair value #*       $17.791714         $13.974161          $13.164198
 Contract liability              $41,492,695         $7,570,255         $64,574,625
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                    5,919                 --                 244
 Minimum unit fair value #*        $1.816307                 --           $2.245810
 Maximum unit fair value #*        $1.816307                 --           $2.245810
 Contract liability                  $10,752                 --                $548

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        473,143                 214,381
                                     ============            ============
  Cost                                 $3,423,560              $1,905,799
                                     ============            ============
  Market value                         $4,225,724              $2,023,334
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        476                   1,575
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           4,226,200               2,024,909
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       476                   1,575
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                            476                   1,576
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $4,225,724              $2,023,333
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            465,241                 182,754
 Minimum unit fair value #*             $8.671491              $10.909661
 Maximum unit fair value #*            $17.675162              $11.127602
 Contract liability                    $4,225,724              $2,023,333
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                    MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     68,772,763                1,175,437                  921,651             321,498
                                    =============            =============            =============       =============
  Cost                                $68,772,763              $22,518,425              $19,645,710         $15,829,781
                                    =============            =============            =============       =============
  Market value                        $68,772,763              $20,063,649              $19,974,705         $12,843,266
 Due from Sponsor Company                  94,956                       --                   82,051                  --
 Receivable from fund shares
  sold                                         --                    3,476                       --               3,049
 Other assets                                  37                        5                        5                  --
                                    -------------            -------------            -------------       -------------
 Total assets                          68,867,756               20,067,130               20,056,761          12,846,315
                                    -------------            -------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        --                    3,476                       --               3,049
 Payable for fund shares
  purchased                                94,956                       --                   82,051                  --
 Other liabilities                             --                       --                       --                   3
                                    -------------            -------------            -------------       -------------
 Total liabilities                         94,956                    3,476                   82,051               3,052
                                    -------------            -------------            -------------       -------------
NET ASSETS:
 For contract liabilities             $68,772,800              $20,063,654              $19,974,710         $12,843,263
                                    =============            =============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    54,307,632               11,438,230               12,807,639          10,212,543
 Minimum unit fair value #*             $0.962599                $1.291320                $1.395157           $0.935702
 Maximum unit fair value #*             $9.308994               $15.112746               $18.690742          $15.545410
 Contract liability                   $68,667,314              $20,063,654              $19,974,710         $12,843,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        86,471                       --                       --                  --
 Minimum unit fair value #*             $1.157377                       --                       --                  --
 Maximum unit fair value #*             $1.929104                       --                       --                  --
 Contract liability                      $105,486                       --                       --                  --

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD         AMERICAN FUNDS
                                      SECURITIES             VALUE               BOND
                                       HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      11,963,984           4,640,281              1,059
                                    ==============       =============       ============
  Cost                                $132,082,681         $54,503,181            $10,234
                                    ==============       =============       ============
  Market value                        $127,724,513         $48,117,098            $11,148
 Due from Sponsor Company                       --                  --                 --
 Receivable from fund shares
  sold                                      29,667              11,025                  1
 Other assets                                   --                  15                 --
                                    --------------       -------------       ------------
 Total assets                          127,754,180          48,128,138             11,149
                                    --------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                     29,667              11,025                  1
 Payable for fund shares
  purchased                                     --                  --                 --
 Other liabilities                              11                  --                 --
                                    --------------       -------------       ------------
 Total liabilities                          29,678              11,025                  1
                                    --------------       -------------       ------------
NET ASSETS:
 For contract liabilities             $127,724,502         $48,117,113            $11,148
                                    ==============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    105,653,343          38,172,208              1,021
 Minimum unit fair value #*              $1.113184           $1.159549         $10.914436
 Maximum unit fair value #*             $10.564379          $13.494953         $10.914436
 Contract liability                   $127,717,842         $48,109,343            $11,148
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          5,380               5,972                 --
 Minimum unit fair value #*              $1.190504           $1.301127                 --
 Maximum unit fair value #*              $1.243445           $1.301127                 --
 Contract liability                         $6,660              $7,770                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL          AMERICAN FUNDS
                                   CAPITALIZATION             GROWTH
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             7                    753
                                     ===========            ===========
  Cost                                       $68                 $5,349
                                     ===========            ===========
  Market value                               $58                 $6,736
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                        --                     --
 Other assets                                 --                     --
                                     -----------            -----------
 Total assets                                 58                  6,736
                                     -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       --                     --
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            --                     --
                                     -----------            -----------
 Total liabilities                            --                     --
                                     -----------            -----------
NET ASSETS:
 For contract liabilities                    $58                 $6,736
                                     ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                 8                    757
 Minimum unit fair value #*            $7.684986              $8.902363
 Maximum unit fair value #*            $7.684986              $8.902363
 Contract liability                          $58                 $6,736
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                     --
 Minimum unit fair value #*                   --                     --
 Maximum unit fair value #*                   --                     --
 Contract liability                           --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                  INTERNATIONAL            INCOME               DIVIDEND           HUNTINGTON VA
                                    HLS FUND            EQUITY FUND           CAPTURE FUND          GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         628               190,395               310,959               188,430
                                   ===========          ============          ============          ============
  Cost                                  $4,774            $2,239,145            $3,881,174            $1,753,255
                                   ===========          ============          ============          ============
  Market value                          $4,740            $1,717,361            $3,128,246            $1,424,532
 Due from Sponsor Company                   --                    --                    --                    --
 Receivable from fund shares
  sold                                      --                   136                 2,095                   219
 Other assets                               --                    --                     1                    --
                                   -----------          ------------          ------------          ------------
 Total assets                            4,740             1,717,497             3,130,342             1,424,751
                                   -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     --                   136                 2,095                   219
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                   -----------          ------------          ------------          ------------
 Total liabilities                          --                   136                 2,095                   219
                                   -----------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities               $4,740            $1,717,361            $3,128,247            $1,424,532
                                   ===========          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        617             1,423,895             1,809,440             1,632,036
 Minimum unit fair value #*          $7.685124             $1.101597             $1.460548             $0.698906
 Maximum unit fair value #*          $7.685124            $12.220996            $14.946610            $10.116236
 Contract liability                     $4,740            $1,717,361            $3,128,247            $1,424,532
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --                    --
 Minimum unit fair value #*                 --                    --                    --                    --
 Maximum unit fair value #*                 --                    --                    --                    --
 Contract liability                         --                    --                    --                    --

                                  HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                     MID CORP                NEW                 ROTATING
                                   AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      117,742               144,391                68,914
                                   ============          ============          ============
  Cost                               $1,949,429            $2,394,632              $973,260
                                   ============          ============          ============
  Market value                       $2,009,859            $1,594,074              $814,561
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                      234                   949                   185
 Other assets                                --                    --                     1
                                   ------------          ------------          ------------
 Total assets                         2,010,093             1,595,023               814,747
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     234                   949                   185
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                     1                    --
                                   ------------          ------------          ------------
 Total liabilities                          234                   950                   185
                                   ------------          ------------          ------------
NET ASSETS:
 For contract liabilities            $2,009,859            $1,594,073              $814,562
                                   ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   1,137,530             1,274,275               555,050
 Minimum unit fair value #*           $1.556191             $1.095105             $1.326300
 Maximum unit fair value #*          $16.676321            $11.923302            $15.348077
 Contract liability                  $2,009,859            $1,594,073              $814,562
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA
                                    EQUITY FUND          MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       146,774                90,306
                                    ============          ============
  Cost                                $2,179,508            $1,032,976
                                    ============          ============
  Market value                        $1,853,756              $798,307
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                       244                    62
 Other assets                                 --                    --
                                    ------------          ------------
 Total assets                          1,854,000               798,369
                                    ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      244                    62
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------          ------------
 Total liabilities                           244                    62
                                    ------------          ------------
NET ASSETS:
 For contract liabilities             $1,853,756              $798,307
                                    ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           158,491               842,379
 Minimum unit fair value #*           $11.191268             $0.900260
 Maximum unit fair value #*           $11.913815             $0.966785
 Contract liability                   $1,853,756              $798,307
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                   --                    --
 Maximum unit fair value #*                   --                    --
 Contract liability                           --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                            LORD ABBETT       LORD ABBETT
                                     MORTGAGE           HUNTINGTON VA      FUNDAMENTAL         CAPITAL
                                 SECURITIES FUND          SITUS FUND       EQUITY FUND      STRUCTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      102,777               243,449           595,389           419,825
                                   ============          ============      ============      ============
  Cost                               $1,129,567            $3,455,069        $9,649,314        $6,066,269
                                   ============          ============      ============      ============
  Market value                       $1,218,939            $3,615,217        $9,681,031        $5,470,318
 Due from Sponsor Company                    --                    --                --                --
 Receivable from fund shares
  sold                                      165                 1,229             2,098            33,324
 Other assets                                --                    --                 1                --
                                   ------------          ------------      ------------      ------------
 Total assets                         1,219,104             3,616,446         9,683,130         5,503,642
                                   ------------          ------------      ------------      ------------
LIABILITIES:
 Due to Sponsor Company                     165                 1,229             2,098            33,324
 Payable for fund shares
  purchased                                  --                    --                --                --
 Other liabilities                           --                    --                --                --
                                   ------------          ------------      ------------      ------------
 Total liabilities                          165                 1,229             2,098            33,324
                                   ------------          ------------      ------------      ------------
NET ASSETS:
 For contract liabilities            $1,218,939            $3,615,217        $9,681,032        $5,470,318
                                   ============          ============      ============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     100,995             2,590,413           800,630           475,367
 Minimum unit fair value #*          $11.501474             $1.332085        $11.327610        $10.870684
 Maximum unit fair value #*          $12.244033             $1.430484        $14.243775        $13.836281
 Contract liability                  $1,218,939            $3,615,217        $9,681,032        $5,470,318
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                --                --
 Minimum unit fair value #*                  --                    --                --                --
 Maximum unit fair value #*                  --                    --                --                --
 Contract liability                          --                    --                --                --

                                    LORD ABBETT        LORD ABBETT         LORD ABBETT
                                  BOND-DEBENTURE        GROWTH AND           CLASSIC
                                       FUND            INCOME FUND          STOCK FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     4,034,160           4,103,886             488,235
                                   =============      ==============      ==============
  Cost                               $47,400,117        $118,550,152          $5,712,107
                                   =============      ==============      ==============
  Market value                       $46,957,621         $90,901,084          $5,473,114
 Due from Sponsor Company                     --                  --                  --
 Receivable from fund shares
  sold                                    17,220              25,497               1,400
 Other assets                                  1                   2                  --
                                   -------------      --------------      --------------
 Total assets                         46,974,842          90,926,583           5,474,514
                                   -------------      --------------      --------------
LIABILITIES:
 Due to Sponsor Company                   17,220              25,497               1,400
 Payable for fund shares
  purchased                                   --                  --                  --
 Other liabilities                            --                  --                   1
                                   -------------      --------------      --------------
 Total liabilities                        17,220              25,497               1,401
                                   -------------      --------------      --------------
NET ASSETS:
 For contract liabilities            $46,957,622         $90,901,086          $5,473,113
                                   =============      ==============      ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,422,691           9,574,343             500,256
 Minimum unit fair value #*           $12.852313           $8.839549          $10.261310
 Maximum unit fair value #*           $15.486550          $12.974098          $12.412091
 Contract liability                  $46,957,622         $90,866,662          $5,469,272
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --               3,563                 343
 Minimum unit fair value #*                   --           $9.661448          $11.190241
 Maximum unit fair value #*                   --           $9.661448          $11.190241
 Contract liability                           --             $34,424              $3,841

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    MFS(R) CORE            MFS(R)
                                    EQUITY FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,565               16,002
                                     =========            =========
  Cost                                $256,748             $469,795
                                     =========            =========
  Market value                        $223,290             $393,013
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                      19                   35
 Other assets                               --                   --
                                     ---------            ---------
 Total assets                          223,309              393,048
                                     ---------            ---------
LIABILITIES:
 Due to Sponsor Company                     19                   35
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                   --
                                     ---------            ---------
 Total liabilities                          19                   35
                                     ---------            ---------
NET ASSETS:
 For contract liabilities             $223,290             $393,013
                                     =========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          64,096               59,203
 Minimum unit fair value #*          $1.079719            $5.814098
 Maximum unit fair value #*          $9.222312            $9.604214
 Contract liability                   $223,290             $393,013
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                   --
 Minimum unit fair value #*                 --                   --
 Maximum unit fair value #*                 --                   --
 Contract liability                         --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS     MFS(R) TOTAL         MFS(R)
                                    STOCK FUND            TRUST FUND        RETURN FUND        VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      26,297                 33,165           314,247               553
                                    ==========            ===========        ==========        ==========
  Cost                                $310,901               $602,404        $5,946,380            $5,871
                                    ==========            ===========        ==========        ==========
  Market value                        $289,530               $643,731        $5,823,006            $6,937
 Due from Sponsor Company                   --                     --                --                --
 Receivable from fund shares
  sold                                      25                     65               608                --
 Other assets                               --                     --                --                --
                                    ----------            -----------        ----------        ----------
 Total assets                          289,555                643,796         5,823,614             6,937
                                    ----------            -----------        ----------        ----------
LIABILITIES:
 Due to Sponsor Company                     25                     65               608                --
 Payable for fund shares
  purchased                                 --                     --                --                --
 Other liabilities                           1                     --                 1                --
                                    ----------            -----------        ----------        ----------
 Total liabilities                          26                     65               609                --
                                    ----------            -----------        ----------        ----------
NET ASSETS:
 For contract liabilities             $289,529               $643,731        $5,823,005            $6,937
                                    ==========            ===========        ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     39,392                 85,174           431,317               723
 Minimum unit fair value #*          $6.260031              $1.166272         $1.298094         $9.592508
 Maximum unit fair value #*          $8.779192             $13.055771        $14.438572         $9.592508
 Contract liability                   $289,529               $643,731        $5,762,272            $6,937
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --             4,206                --
 Minimum unit fair value #*                 --                     --        $14.438572                --
 Maximum unit fair value #*                 --                     --        $14.438572                --
 Contract liability                         --                     --           $60,733                --

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF CORE PLUS          UIF EMERGING
                                    EQUITY AND            FIXED INCOME           MARKETS DEBT
                                    INCOME FUND             PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (I)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      275,350                528,354                 73,396
                                    ===========            ===========            ===========
  Cost                               $4,066,598             $5,825,715               $578,669
                                    ===========            ===========            ===========
  Market value                       $3,754,955             $5,383,928               $609,926
 Due from Sponsor Company                    --                     --                     --
 Receivable from fund shares
  sold                                   24,305                    518                     57
 Other assets                                --                     --                     --
                                    -----------            -----------            -----------
 Total assets                         3,779,260              5,384,446                609,983
                                    -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                  24,305                    518                     57
 Payable for fund shares
  purchased                                  --                     --                     --
 Other liabilities                           --                     --                      1
                                    -----------            -----------            -----------
 Total liabilities                       24,305                    518                     58
                                    -----------            -----------            -----------
NET ASSETS:
 For contract liabilities            $3,754,955             $5,383,928               $609,925
                                    ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     344,950                414,775                 32,953
 Minimum unit fair value #*           $9.574651              $1.311877              $2.203209
 Maximum unit fair value #*          $15.020704             $15.387068             $27.940843
 Contract liability                  $3,696,339             $5,383,928               $609,925
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       6,122                     --                     --
 Minimum unit fair value #*           $9.574651                     --                     --
 Maximum unit fair value #*           $9.574651                     --                     --
 Contract liability                     $58,616                     --                     --

(i) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    UIF EMERGING       UIF MID CAP
                                   MARKETS EQUITY        GROWTH
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,791,239         1,001,975
                                     ===========       ===========
  Cost                               $32,020,439       $12,656,021
                                     ===========       ===========
  Market value                       $22,392,079       $11,141,959
 Due from Sponsor Company                     --                --
 Receivable from fund shares
  sold                                    26,022             4,671
 Other assets                                 --                --
                                     -----------       -----------
 Total assets                         22,418,101        11,146,630
                                     -----------       -----------
LIABILITIES:
 Due to Sponsor Company                   26,022             4,671
 Payable for fund shares
  purchased                                   --                --
 Other liabilities                            --                --
                                     -----------       -----------
 Total liabilities                        26,022             4,671
                                     -----------       -----------
NET ASSETS:
 For contract liabilities            $22,392,079       $11,141,959
                                     ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,464,089           752,772
 Minimum unit fair value #*            $8.771175        $13.876019
 Maximum unit fair value #*           $21.517337        $18.513387
 Contract liability                  $22,339,037       $11,141,959
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             2,775                --
 Minimum unit fair value #*           $15.097958                --
 Maximum unit fair value #*           $21.517337                --
 Contract liability                      $53,042                --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                  MORGAN STANLEY        MORGAN STANLEY
                                  VAN KAMPEN V.I.        MORGAN STANLEY          MULTI CAP              MID CAP
                                      MID CAP             FOCUS GROWTH             GROWTH                GROWTH
                                    VALUE FUND             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      850,276               309,183               112,472                66,732
                                    ===========            ==========            ==========            ==========
  Cost                              $14,660,636            $4,549,388            $1,487,697              $997,112
                                    ===========            ==========            ==========            ==========
  Market value                      $10,834,335            $6,511,102            $1,700,078            $2,180,534
 Due from Sponsor Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                    8,692                22,169                   158                   173
 Other assets                                 2                    --                     1                    --
                                    -----------            ----------            ----------            ----------
 Total assets                        10,843,029             6,533,271             1,700,237             2,180,707
                                    -----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                   8,692                22,169                   158                   173
 Payable for fund shares
  purchased                                  --                    --                    --                    --
 Other liabilities                           --                    --                    --                    --
                                    -----------            ----------            ----------            ----------
 Total liabilities                        8,692                22,169                   158                   173
                                    -----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $10,834,337            $6,511,102            $1,700,079            $2,180,534
                                    ===========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     793,588               323,584               205,779                85,387
 Minimum unit fair value #*           $1.501204             $1.268623             $4.624968             $1.898469
 Maximum unit fair value #*          $19.673321            $32.593755            $13.727159            $39.580983
 Contract liability                 $10,808,891            $6,433,796            $1,681,222            $2,157,510
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       1,753                 2,372                 1,374                   582
 Minimum unit fair value #*          $14.518601            $32.593755            $13.727159            $39.580983
 Maximum unit fair value #*          $14.518601            $32.593755            $13.727159            $39.580983
 Contract liability                     $25,446               $77,306               $18,857               $23,024


                                  MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY
                                 FLEXIBLE INCOME            GROWTH             MONEY MARKET
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     282,294                63,469             6,808,087
                                    ==========            ==========            ==========
  Cost                              $2,526,138              $831,057            $6,808,087
                                    ==========            ==========            ==========
  Market value                      $1,709,293            $1,423,617            $6,808,087
 Due from Sponsor Company                   --                    --                    --
 Receivable from fund shares
  sold                                     149                   119                   606
 Other assets                               --                     1                     1
                                    ----------            ----------            ----------
 Total assets                        1,709,442             1,423,737             6,808,694
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                    149                   119                   606
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                         149                   119                   606
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $1,709,293            $1,423,618            $6,808,088
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    177,041                96,238               681,113
 Minimum unit fair value #*          $1.419803             $1.331531             $1.042742
 Maximum unit fair value #*         $15.017927            $23.652660            $13.399340
 Contract liability                 $1,702,542            $1,413,482            $6,768,819
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        450                   429                 3,284
 Minimum unit fair value #*         $15.017927            $23.652660            $10.453608
 Maximum unit fair value #*         $15.017927            $23.652660            $13.399340
 Contract liability                     $6,751               $10,136               $39,269

(j) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(k) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   MORGAN STANLEY     INVESCO V.I. SELECT
                                       GLOBAL              DIMENSIONS
                                   INFRASTRUCTURE       EQUALLY WEIGHTED
                                     PORTFOLIO            S&P 500 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      108,901               409,034
                                     ==========            ==========
  Cost                               $1,615,227            $6,533,934
                                     ==========            ==========
  Market value                       $2,582,135            $7,452,257
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                   28,196                   699
 Other assets                                --                     1
                                     ----------            ----------
 Total assets                         2,610,331             7,452,957
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                  28,196                   699
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                       28,197                   699
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $2,582,134            $7,452,258
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          178,894               362,820
 Minimum unit fair value #*           $1.771790             $1.504281
 Maximum unit fair value #*          $35.231446            $36.553258
 Contract liability                  $2,560,602            $7,266,821
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              611                 7,752
 Minimum unit fair value #*          $35.231446            $15.938570
 Maximum unit fair value #*          $35.231446            $36.553258
 Contract liability                     $21,532              $185,437

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      MTB MANAGED
                                    UIF SMALL        UIF GLOBAL        ALLOCATION           OPPENHEIMER
                                  COMPANY GROWTH      FRANCHISE     FUND -- MODERATE      SMALL-& MID-CAP
                                    PORTFOLIO         PORTFOLIO        GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      15,934           29,167           276,826               114,048
                                    ==========       ==========        ==========            ==========
  Cost                                $245,204         $406,903        $2,910,458            $5,446,597
                                    ==========       ==========        ==========            ==========
  Market value                        $235,982         $460,262        $2,444,372            $5,227,964
 Due from Sponsor Company                   --               --                --                    --
 Receivable from fund shares
  sold                                      28               49               179                   700
 Other assets                               --               --                --                    --
                                    ----------       ----------        ----------            ----------
 Total assets                          236,010          460,311         2,444,551             5,228,664
                                    ----------       ----------        ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     28               49               179                   700
 Payable for fund shares
  purchased                                 --               --                --                    --
 Other liabilities                          --               --                 1                    --
                                    ----------       ----------        ----------            ----------
 Total liabilities                          28               49               180                   700
                                    ----------       ----------        ----------            ----------
NET ASSETS:
 For contract liabilities             $235,982         $460,262        $2,444,371            $5,227,964
                                    ==========       ==========        ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     18,253           22,841         2,247,804               548,416
 Minimum unit fair value #*         $12.190696       $19.044128         $1.013826             $8.883784
 Maximum unit fair value #*         $16.359515       $20.927961        $12.786208            $16.440261
 Contract liability                   $235,982         $460,262        $2,444,371            $5,227,964
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --               --                --                    --
 Minimum unit fair value #*                 --               --                --                    --
 Maximum unit fair value #*                 --               --                --                    --
 Contract liability                         --               --                --                    --

                               OPPENHEIMER
                                 CAPITAL          OPPENHEIMER            OPPENHEIMER
                               APPRECIATION    GLOBAL SECURITIES         MAIN STREET
                                 FUND/VA            FUND/VA               FUND(R)/VA
                               SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               1,008,516           5,022,615               357,181
                               ===========        ============            ==========
  Cost                         $40,470,802        $172,597,341            $8,072,672
                               ===========        ============            ==========
  Market value                 $39,735,534        $136,665,347            $7,332,939
 Due from Sponsor Company               --                  --                    --
 Receivable from fund shares
  sold                               5,587              24,328                 1,811
 Other assets                            1                  --                    --
                               -----------        ------------            ----------
 Total assets                   39,741,122         136,689,675             7,334,750
                               -----------        ------------            ----------
LIABILITIES:
 Due to Sponsor Company              5,587              24,328                 1,811
 Payable for fund shares
  purchased                             --                  --                    --
 Other liabilities                      --                   4                    --
                               -----------        ------------            ----------
 Total liabilities                   5,587              24,332                 1,811
                               -----------        ------------            ----------
NET ASSETS:
 For contract liabilities      $39,735,535        $136,665,343            $7,332,939
                               ===========        ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                              3,982,375          11,845,493               714,966
 Minimum unit fair value #*      $9.330709           $8.221822             $8.466489
 Maximum unit fair value #*     $14.913183          $14.704485            $14.329014
 Contract liability            $39,735,224        $136,632,901            $7,332,939
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     31               2,761                    --
 Minimum unit fair value #*      $9.889210          $11.748431                    --
 Maximum unit fair value #*      $9.889210          $11.748431                    --
 Contract liability                   $311             $32,442                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      OPPENHEIMER
                                      MAIN STREET          PUTNAM VT
                                   SMALL- & MID-CAP       DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                    SUB-ACCOUNT (L)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,058,573           6,390,806
                                     =============       =============
  Cost                                 $54,179,763         $51,194,115
                                     =============       =============
  Market value                         $52,056,916         $43,968,750
 Due from Sponsor Company                       --                  --
 Receivable from fund shares
  sold                                       6,049              22,942
 Other assets                                    2                  --
                                     -------------       -------------
 Total assets                           52,062,967          43,991,692
                                     -------------       -------------
LIABILITIES:
 Due to Sponsor Company                      6,049              22,942
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                              --                  --
                                     -------------       -------------
 Total liabilities                           6,049              22,942
                                     -------------       -------------
NET ASSETS:
 For contract liabilities              $52,056,918         $43,968,750
                                     =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,530,224           2,319,982
 Minimum unit fair value #*             $10.762200          $11.499634
 Maximum unit fair value #*             $16.623830          $21.468467
 Contract liability                    $52,056,002         $43,964,184
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  80                 220
 Minimum unit fair value #*             $11.406295          $20.781841
 Maximum unit fair value #*             $11.406295          $20.781841
 Contract liability                           $916              $4,566

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(l) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT          PUTNAM VT          PUTNAM VT           PUTNAM VT
                                    GLOBAL ASSET        GROWTH AND       INTERNATIONAL       INTERNATIONAL
                                  ALLOCATION FUND      INCOME FUND         VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       545,846            271,862            102,857           4,323,267
                                    ============       ============       ============       =============
  Cost                                $8,166,936         $6,978,355         $1,148,032         $73,320,477
                                    ============       ============       ============       =============
  Market value                        $7,751,022         $4,159,484           $809,485         $41,027,805
 Due from Sponsor Company                     --                 --                 --                  --
 Receivable from fund shares
  sold                                       632                338                 69                 246
 Other assets                                  1                  1                 --                  --
                                    ------------       ------------       ------------       -------------
 Total assets                          7,751,655          4,159,823            809,554          41,028,051
                                    ------------       ------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      632                338                 69                 246
 Payable for fund shares
  purchased                                   --                 --                 --                  --
 Other liabilities                            --                 --                 --                   2
                                    ------------       ------------       ------------       -------------
 Total liabilities                           632                338                 69                 248
                                    ------------       ------------       ------------       -------------
NET ASSETS:
 For contract liabilities             $7,751,023         $4,159,485           $809,485         $41,027,803
                                    ============       ============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      384,839            181,052            140,461           3,656,253
 Minimum unit fair value #*            $9.283463          $8.786996          $5.546623           $5.944599
 Maximum unit fair value #*           $38.438002         $46.910392          $5.864365          $16.521763
 Contract liability                   $7,751,023         $4,159,485           $809,485         $41,027,012
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                 --                 --                  52
 Minimum unit fair value #*                   --                 --                 --          $15.328996
 Maximum unit fair value #*                   --                 --                 --          $15.328996
 Contract liability                           --                 --                 --                $791

                                                         PUTNAM VT           PUTNAM VT
                                      PUTNAM VT          MULTI-CAP           SMALL CAP
                                   INVESTORS FUND       GROWTH FUND         VALUE FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,628,511             42,297           2,603,326
                                    =============       ============       =============
  Cost                                $29,849,671           $761,115         $59,049,412
                                    =============       ============       =============
  Market value                        $26,311,392           $815,061         $34,025,473
 Due from Sponsor Company                      --                 --                  --
 Receivable from fund shares
  sold                                      4,972                 67               1,220
 Other assets                                  --                 --                   1
                                    -------------       ------------       -------------
 Total assets                          26,316,364            815,128          34,026,694
                                    -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                     4,972                 67               1,220
 Payable for fund shares
  purchased                                    --                 --                  --
 Other liabilities                              1                 --                  --
                                    -------------       ------------       -------------
 Total liabilities                          4,973                 67               1,220
                                    -------------       ------------       -------------
NET ASSETS:
 For contract liabilities             $26,311,391           $815,061         $34,025,474
                                    =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,281,193             70,396           1,715,897
 Minimum unit fair value #*             $5.658603         $11.438389          $15.604936
 Maximum unit fair value #*            $14.148101         $11.695236          $21.779803
 Contract liability                   $26,311,391           $815,061         $34,024,780
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                 --                  34
 Minimum unit fair value #*                    --                 --          $20.207601
 Maximum unit fair value #*                    --                 --          $20.207601
 Contract liability                            --                 --                $694

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   GEORGE PUTNAM           PUTNAM VT
                                   BALANCED FUND          VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      581,816               119,548
                                     ==========            ==========
  Cost                               $6,239,387            $3,403,323
                                     ==========            ==========
  Market value                       $4,200,709            $3,796,836
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                      333                 1,912
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         4,201,042             3,798,748
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     333                 1,912
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          333                 1,912
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $4,200,709            $3,796,836
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          386,279               211,876
 Minimum unit fair value #*           $9.444989             $5.200350
 Maximum unit fair value #*          $13.851297            $56.104212
 Contract liability                  $4,200,709            $3,781,880
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   278
 Minimum unit fair value #*                  --            $53.775338
 Maximum unit fair value #*                  --            $53.775338
 Contract liability                          --               $14,956

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          INVESCO
                                     PUTNAM VT        PIONEER         VAN KAMPEN V.I.
                                      EQUITY         FUND VCT           GROWTH AND
                                    INCOME FUND      PORTFOLIO          INCOME FUND
                                    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     498,343           9,848            1,725,460
                                    ==========       =========          ===========
  Cost                              $4,877,727        $207,522          $35,209,172
                                    ==========       =========          ===========
  Market value                      $6,712,686        $196,660          $30,611,144
 Due from Sponsor Company                   --              --                   --
 Receivable from fund shares
  sold                                     713              63                8,551
 Other assets                                1              --                   --
                                    ----------       ---------          -----------
 Total assets                        6,713,400         196,723           30,619,695
                                    ----------       ---------          -----------
LIABILITIES:
 Due to Sponsor Company                    713              63                8,551
 Payable for fund shares
  purchased                                 --              --                   --
 Other liabilities                          --               1                   --
                                    ----------       ---------          -----------
 Total liabilities                         713              64                8,551
                                    ----------       ---------          -----------
NET ASSETS:
 For contract liabilities           $6,712,687        $196,659          $30,611,144
                                    ==========       =========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         460,234         197,101            2,108,117
 Minimum unit fair value #*         $14.174572       $0.991140            $1.292737
 Maximum unit fair value #*         $14.940621       $1.051851           $15.382082
 Contract liability                 $6,712,687        $196,659          $30,607,170
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --              --                  274
 Minimum unit fair value #*                 --              --           $14.529668
 Maximum unit fair value #*                 --              --           $14.529668
 Contract liability                         --              --               $3,974

                                                          INVESCO
                                      INVESCO         VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.         CAPITAL
                                   COMSTOCK FUND        GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of shares                    4,087,921               5,495
                                    ===========          ==========
  Cost                              $54,831,422            $135,124
                                    ===========          ==========
  Market value                      $46,111,752            $172,263
 Due from Sponsor Company                    --                  --
 Receivable from fund shares
  sold                                    7,902                  20
 Other assets                                --                  --
                                    -----------          ----------
 Total assets                        46,119,654             172,283
                                    -----------          ----------
LIABILITIES:
 Due to Sponsor Company                   7,902                  20
 Payable for fund shares
  purchased                                  --                  --
 Other liabilities                            2                  --
                                    -----------          ----------
 Total liabilities                        7,904                  20
                                    -----------          ----------
NET ASSETS:
 For contract liabilities           $46,111,750            $172,263
                                    ===========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        3,236,207              13,282
 Minimum unit fair value #*          $13.073495          $12.405145
 Maximum unit fair value #*          $14.891253          $13.632928
 Contract liability                 $46,111,344            $172,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               29                  --
 Minimum unit fair value #*          $14.243401                  --
 Maximum unit fair value #*          $14.243401                  --
 Contract liability                        $406                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO             WELLS FARGO
                                  VAN KAMPEN V.I.        ADVANTAGE VT
                                      MID CAP            TOTAL RETURN
                                    GROWTH FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       47,416                4,461
                                     ==========            =========
  Cost                                 $197,176              $46,707
                                     ==========            =========
  Market value                         $174,494              $47,015
 Due from Sponsor Company                    --                   --
 Receivable from fund shares
  sold                                       19                    3
 Other assets                                --                    1
                                     ----------            ---------
 Total assets                           174,513               47,019
                                     ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      19                    3
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total liabilities                           19                    3
                                     ----------            ---------
NET ASSETS:
 For contract liabilities              $174,494              $47,016
                                     ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,167               30,026
 Minimum unit fair value #*          $11.713370            $1.565814
 Maximum unit fair value #*          $12.755802            $1.565814
 Contract liability                    $174,494              $47,016
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   --
 Minimum unit fair value #*                  --                   --
 Maximum unit fair value #*                  --                   --
 Contract liability                          --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT       ADVANTAGE VT
                                    INTRINSIC          INTERNATIONAL         SMALL CAP
                                   VALUE FUND           EQUITY FUND         GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        290               318,132               357,141
                                    =========            ==========            ==========
  Cost                                 $3,155            $1,610,880            $2,255,688
                                    =========            ==========            ==========
  Market value                         $3,598            $1,517,492            $2,753,528
 Due from Sponsor Company                  --                    --                    --
 Receivable from fund shares
  sold                                     --                   146                   246
 Other assets                              --                     1                    --
                                    ---------            ----------            ----------
 Total assets                           3,598             1,517,639             2,753,774
                                    ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                    --                   146                   246
 Payable for fund shares
  purchased                                --                    --                    --
 Other liabilities                         --                    --                    --
                                    ---------            ----------            ----------
 Total liabilities                         --                   146                   246
                                    ---------            ----------            ----------
NET ASSETS:
 For contract liabilities              $3,598            $1,517,493            $2,753,528
                                    =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,321             1,519,041               233,490
 Minimum unit fair value #*         $1.083489             $0.840995             $1.506234
 Maximum unit fair value #*         $1.083489            $11.870207            $12.103026
 Contract liability                    $3,598            $1,517,493            $2,753,528
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                    --                    --
 Minimum unit fair value #*                --                    --                    --
 Maximum unit fair value #*                --                    --                    --
 Contract liability                        --                    --                    --

                               WELLS FARGO LS FARGO
                               ADVANTAGE VT NTAGE VT          WELLS FARGO
                               SMALL CAP SMALL CAP            ADVANTAGE VT
                               GROWTH FUND LUE FUND         OPPORTUNITY FUND
                               SUB-ACCOUNT -ACCOUNT        SUB-ACCOUNT (M)(N)
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of shares                          843,463                15,736
                                         ==========            ==========
  Cost                                   $6,227,369              $259,980
                                         ==========            ==========
  Market value                           $7,026,046              $273,811
 Due from Sponsor Company                        --                    --
 Receivable from fund shares
  sold                                       25,617                    23
 Other assets                                    --                    --
                                         ----------            ----------
 Total assets                             7,051,663               273,834
                                         ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      25,617                    23
 Payable for fund shares
  purchased                                      --                    --
 Other liabilities                                1                    --
                                         ----------            ----------
 Total liabilities                           25,618                    23
                                         ----------            ----------
NET ASSETS:
 For contract liabilities                $7,026,045              $273,811
                                         ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         630,140                26,133
 Minimum unit fair value #*              $10.983743            $10.447539
 Maximum unit fair value #*              $11.225910            $10.490576
 Contract liability                      $7,026,045              $273,811
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                              --                    --
 Minimum unit fair value #*                      --                    --
 Maximum unit fair value #*                      --                    --
 Contract liability                              --                    --

(m) Funded as of August 26, 2011.

(n) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $934,942                 $3,548,437
                                      -------------             --------------
EXPENSES:
 Administrative charges                     (81,445)                  (180,615)
 Mortality and expense risk
  charges                                  (512,813)                (1,181,028)
                                      -------------             --------------
  Total expenses                           (594,258)                (1,361,643)
                                      -------------             --------------
  Net investment income (loss)              340,684                  2,186,794
                                      -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (552,232)                (2,877,052)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,584,869)               (18,639,379)
                                      -------------             --------------
  Net gain (loss) on
   investments                           (2,137,101)               (21,516,431)
                                      -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1,796,417)              $(19,329,637)
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                         ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS      INTERNATIONAL           GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $43,114               $555,150               $158,000             $13,784
                                   -------------          -------------          -------------           ---------
EXPENSES:
 Administrative charges                  (32,727)               (93,419)                    --                  --
 Mortality and expense risk
  charges                               (213,943)              (608,849)               (81,724)             (8,098)
                                   -------------          -------------          -------------           ---------
  Total expenses                        (246,670)              (702,268)               (81,724)             (8,098)
                                   -------------          -------------          -------------           ---------
  Net investment income
   (loss)                               (203,556)              (147,118)                76,276               5,686
                                   -------------          -------------          -------------           ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  187,984             (1,952,591)               (31,963)             (4,027)
 Net realized gain on
  distributions                               --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,728,114)              (132,077)            (1,048,848)             17,380
                                   -------------          -------------          -------------           ---------
  Net gain (loss) on
   investments                        (1,540,130)            (2,084,668)            (1,080,811)             13,353
                                   -------------          -------------          -------------           ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,743,686)           $(2,231,786)           $(1,004,535)            $19,039
                                   =============          =============          =============           =========

                                  INVESCO V.I.       INVESCO V.I.       INVESCO V.I.
                                      HIGH          INTERNATIONAL         DIVIDEND
                                   YIELD FUND        GROWTH FUND         GROWTH FUND
                               SUB-ACCOUNT (C)(D)    SUB-ACCOUNT     SUB-ACCOUNT (C)(E)
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $86,864             $45               $191,556
                                   -----------          ------          -------------
EXPENSES:
 Administrative charges                   (365)             --                 (4,430)
 Mortality and expense risk
  charges                              (11,237)            (39)              (113,636)
                                   -----------          ------          -------------
  Total expenses                       (11,602)            (39)              (118,066)
                                   -----------          ------          -------------
  Net investment income
   (loss)                               75,262               6                 73,490
                                   -----------          ------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (325,643)              8              1,777,497
 Net realized gain on
  distributions                             --              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          252,473            (302)            (1,961,453)
                                   -----------          ------          -------------
  Net gain (loss) on
   investments                         (73,170)           (294)              (183,956)
                                   -----------          ------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,092           $(288)             $(110,466)
                                   ===========          ======          =============

(a)  Funded as of February 15, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $39,126                 $100,880
                                     -----------            -------------
EXPENSES:
 Administrative charges                   (4,607)                 (22,776)
 Mortality and expense risk
  charges                                (53,706)                (295,181)
                                     -----------            -------------
  Total expenses                         (58,313)                (317,957)
                                     -----------            -------------
  Net investment income (loss)           (19,187)                (217,077)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  126,534                  750,305
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (450,965)              (1,451,851)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (324,431)                (701,546)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(343,618)               $(918,623)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN FUNDS              STERLING
                                    AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL           CAPITAL STRATEGIC
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND       CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $179,296                   $110,517                 $24,845                  $5,797
                                     -----------              -------------             -----------               ---------
EXPENSES:
 Administrative charges                  (16,933)                    (9,728)                 (2,550)                 (1,471)
 Mortality and expense risk
  charges                               (214,620)                  (110,770)                (31,172)                 (8,891)
                                     -----------              -------------             -----------               ---------
  Total expenses                        (231,553)                  (120,498)                (33,722)                (10,362)
                                     -----------              -------------             -----------               ---------
  Net investment income
   (loss)                                (52,257)                    (9,981)                 (8,877)                 (4,565)
                                     -----------              -------------             -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  369,235                    410,038                 220,737                 (24,717)
 Net realized gain on
  distributions                               --                         --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (731,195)                (1,451,471)               (603,895)                (29,684)
                                     -----------              -------------             -----------               ---------
  Net gain (loss) on
   investments                          (361,960)                (1,041,433)               (383,158)                (54,401)
                                     -----------              -------------             -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(414,217)               $(1,051,414)              $(392,035)               $(58,966)
                                     ===========              =============             ===========               =========

                                     STERLING                STERLING                STERLING
                                  CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                    EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (G)         SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $25,287                     $ --               $246,604
                                    -----------            -------------            -----------
EXPENSES:
 Administrative charges                  (4,622)                 (25,027)               (13,722)
 Mortality and expense risk
  charges                               (27,565)                (152,197)               (82,343)
                                    -----------            -------------            -----------
  Total expenses                        (32,187)                (177,224)               (96,065)
                                    -----------            -------------            -----------
  Net investment income
   (loss)                                (6,900)                (177,224)               150,539
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (214,287)                 191,463                 78,039
 Net realized gain on
  distributions                              --                  454,403                236,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year            97,073               (1,092,155)              (161,110)
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                         (117,214)                (446,289)               153,462
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(124,114)               $(623,513)              $304,001
                                    ===========            =============            ===========

(f)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(g)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(i)  Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP
                                       OMEGA              EQUITY-INCOME
                                    GROWTH FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,249,622
                                     ---------            -------------
EXPENSES:
 Administrative charges                   (569)                (109,756)
 Mortality and expense risk
  charges                               (4,193)                (720,364)
                                     ---------            -------------
  Total expenses                        (4,762)                (830,120)
                                     ---------            -------------
  Net investment income (loss)          (4,762)                 419,502
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,162               (2,000,714)
 Net realized gain on
  distributions                          2,323                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (23,115)               1,304,742
                                     ---------            -------------
  Net gain (loss) on
   investments                         (16,630)                (695,972)
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(21,392)               $(276,470)
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                      GROWTH          CONTRAFUND(R)           MID CAP             VALUE STRATEGIES
                                     PORTFOLIO          PORTFOLIO            PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $24,146           $2,224,452             $16,853                  $56,648
                                    -----------       --------------       -------------            -------------
EXPENSES:
 Administrative charges                 (38,923)            (586,836)           (159,238)                 (15,515)
 Mortality and expense risk
  charges                              (250,196)          (3,665,246)         (1,052,928)                (102,348)
                                    -----------       --------------       -------------            -------------
  Total expenses                       (289,119)          (4,252,082)         (1,212,166)                (117,863)
                                    -----------       --------------       -------------            -------------
  Net investment income
   (loss)                              (264,973)          (2,027,630)         (1,195,313)                 (61,215)
                                    -----------       --------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 290,258           (9,365,391)           (184,430)                 328,226
 Net realized gain on
  distributions                          69,010                   --             132,413                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (327,222)             (86,466)         (8,595,998)              (1,037,209)
                                    -----------       --------------       -------------            -------------
  Net gain (loss) on
   investments                           32,046           (9,451,857)         (8,648,015)                (708,983)
                                    -----------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(232,927)        $(11,479,487)        $(9,843,328)               $(770,198)
                                    ===========       ==============       =============            =============

                                  FIDELITY VIP                                FRANKLIN
                                 DYNAMIC CAPITAL         FRANKLIN           SMALL-MID CAP
                                  APPRECIATION            INCOME               GROWTH
                                    PORTFOLIO        SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $2,238                   $ --
                                    ---------            --------            -----------
EXPENSES:
 Administrative charges                    --                  --                 (3,202)
 Mortality and expense risk
  charges                             (16,100)               (397)               (39,893)
                                    ---------            --------            -----------
  Total expenses                      (16,100)               (397)               (43,095)
                                    ---------            --------            -----------
  Net investment income
   (loss)                             (16,100)              1,841                (43,095)
                                    ---------            --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                31,359                 (87)               122,877
 Net realized gain on
  distributions                            --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (67,120)             (1,331)              (235,617)
                                    ---------            --------            -----------
  Net gain (loss) on
   investments                        (35,761)             (1,418)              (112,740)
                                    ---------            --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(51,861)               $423              $(155,835)
                                    =========            ========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FRANKLIN            FRANKLIN
                                   SMALL CAP            STRATEGIC
                                     VALUE               INCOME
                                SECURITIES FUND      SECURITIES FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11               $426,404
                                     ------            -----------
EXPENSES:
 Administrative charges                  --                 (9,788)
 Mortality and expense risk
  charges                               (20)              (107,191)
                                     ------            -----------
  Total expenses                        (20)              (116,979)
                                     ------            -----------
  Net investment income (loss)           (9)               309,425
                                     ------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  77                 85,130
 Net realized gain on
  distributions                          --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (142)              (310,841)
                                     ------            -----------
  Net gain (loss) on
   investments                          (65)              (225,711)
                                     ------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(74)               $83,714
                                     ======            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         TEMPLETON
                                                        DEVELOPING            TEMPLETON           TEMPLETON
                                  MUTUAL SHARES           MARKETS              GROWTH            GLOBAL BOND
                                 SECURITIES FUND      SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $147,393              $18,337              $24,802             $139
                                   -----------          -----------          -----------           ------
EXPENSES:
 Administrative charges                 (8,535)              (1,981)              (2,314)              --
 Mortality and expense risk
  charges                             (106,713)             (25,075)             (30,417)             (33)
                                   -----------          -----------          -----------           ------
  Total expenses                      (115,248)             (27,056)             (32,731)             (33)
                                   -----------          -----------          -----------           ------
  Net investment income
   (loss)                               32,145               (8,719)              (7,929)             106
                                   -----------          -----------          -----------           ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                127,834               13,593                6,502                2
 Net realized gain on
  distributions                             --                   --                   --               16
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (334,999)            (277,687)            (145,718)            (179)
                                   -----------          -----------          -----------           ------
  Net gain (loss) on
   investments                        (207,165)            (264,094)            (139,216)            (161)
                                   -----------          -----------          -----------           ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(175,020)           $(272,813)           $(147,145)            $(55)
                                   ===========          ===========          ===========           ======

                                                      HARTFORD           HARTFORD
                                    HARTFORD            TOTAL             CAPITAL
                                    ADVISERS         RETURN BOND       APPRECIATION
                                    HLS FUND          HLS FUND           HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $475,972           $816,382           $307,341
                                   -----------      -------------      -------------
EXPENSES:
 Administrative charges                (57,097)          (759,737)                --
 Mortality and expense risk
  charges                             (369,962)        (4,812,103)          (615,999)
                                   -----------      -------------      -------------
  Total expenses                      (427,059)        (5,571,840)          (615,999)
                                   -----------      -------------      -------------
  Net investment income
   (loss)                               48,913         (4,755,458)          (308,658)
                                   -----------      -------------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                115,233          1,118,458          1,105,651
 Net realized gain on
  distributions                             --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (64,732)        23,839,311         (6,235,249)
                                   -----------      -------------      -------------
  Net gain (loss) on
   investments                          50,501         24,957,769         (5,129,598)
                                   -----------      -------------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $99,414        $20,202,311        $(5,438,256)
                                   ===========      =============      =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                HARTFORD
                                 AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,957,843                   $153
                                -------------            -----------
EXPENSES:
 Administrative charges              (497,347)                    --
 Mortality and expense risk
  charges                          (3,105,009)               (15,157)
                                -------------            -----------
  Total expenses                   (3,602,356)               (15,157)
                                -------------            -----------
  Net investment income (loss)      1,355,487                (15,004)
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,272,827)                 3,394
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,816,616               (100,464)
                                -------------            -----------
  Net gain (loss) on
   investments                     (1,456,211)               (97,070)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(100,724)             $(112,074)
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD                                     HARTFORD
                                     HARTFORD          DISCIPLINED          HARTFORD                  GROWTH
                                   GLOBAL GROWTH         EQUITY              GROWTH                OPPORTUNITIES
                                     HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,889          $1,644,072             $17,387                     $ --
                                    -----------       -------------       -------------            -------------
EXPENSES:
 Administrative charges                 (10,705)           (292,816)            (21,565)                 (74,411)
 Mortality and expense risk
  charges                               (71,633)         (1,943,149)           (141,247)                (493,943)
                                    -----------       -------------       -------------            -------------
  Total expenses                        (82,338)         (2,235,965)           (162,812)                (568,354)
                                    -----------       -------------       -------------            -------------
  Net investment income
   (loss)                               (80,449)           (591,893)           (145,425)                (568,354)
                                    -----------       -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (171,801)         (3,055,901)             24,069                 (892,099)
 Net realized gain on
  distributions                              --                  --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (594,507)          3,977,102          (1,012,046)              (2,232,406)
                                    -----------       -------------       -------------            -------------
  Net gain (loss) on
   investments                         (766,308)            921,201            (987,977)              (3,124,505)
                                    -----------       -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(846,757)           $329,308         $(1,133,402)             $(3,692,859)
                                    ===========       =============       =============            =============

                                                                             HARTFORD
                                 HARTFORD                HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX          OPPORTUNITIES
                                 HLS FUND                HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,746,994               $133,448              $33,514
                               -------------            -----------       --------------
EXPENSES:
 Administrative charges              (88,455)               (15,499)            (150,348)
 Mortality and expense risk
  charges                           (586,434)               (97,707)            (980,234)
                               -------------            -----------       --------------
  Total expenses                    (674,889)              (113,206)          (1,130,582)
                               -------------            -----------       --------------
  Net investment income
   (loss)                          3,072,105                 20,242           (1,097,068)
                               -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,110,483                 83,073              431,297
 Net realized gain on
  distributions                           --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,727)               (76,226)         (11,092,938)
                               -------------            -----------       --------------
  Net gain (loss) on
   investments                    (1,638,244)                 6,847          (10,661,641)
                               -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $1,433,861                $27,089         $(11,758,709)
                               =============            ===========       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     HARTFORD
                                   SMALL/MID CAP          HARTFORD
                                      EQUITY            MIDCAP VALUE
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $205
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                              (65,350)             (31,115)
                                     ---------            ---------
  Total expenses                       (65,350)             (31,115)
                                     ---------            ---------
  Net investment income (loss)         (65,350)             (30,910)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 60,220              (12,440)
 Net realized gain on
  distributions                        330,969                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (507,066)            (189,468)
                                     ---------            ---------
  Net gain (loss) on
   investments                        (115,877)            (201,908)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(181,227)           $(232,818)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD             HARTFORD             HARTFORD
                                   MONEY MARKET          SMALL COMPANY       SMALLCAP GROWTH           STOCK
                                     HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                 $ --             $184,596
                                    -----------            ---------            ---------            ---------
EXPENSES:
 Administrative charges                (141,082)                  --              (41,214)             (27,201)
 Mortality and expense risk
  charges                              (940,474)            (325,995)            (269,731)            (186,837)
                                    -----------            ---------            ---------            ---------
  Total expenses                     (1,081,556)            (325,995)            (310,945)            (214,038)
                                    -----------            ---------            ---------            ---------
  Net investment income
   (loss)                            (1,081,556)            (325,995)            (310,945)             (29,442)
                                    -----------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --              241,569              185,597             (516,514)
 Net realized gain on
  distributions                              --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --             (846,042)              42,949              185,892
                                    -----------            ---------            ---------            ---------
  Net gain (loss) on
   investments                               --             (604,473)             228,546             (330,622)
                                    -----------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,081,556)           $(930,468)            $(82,399)           $(360,064)
                                    ===========            =========            =========            =========

                                     HARTFORD
                                  U.S. GOVERNMENT      HARTFORD           AMERICAN FUNDS
                                    SECURITIES           VALUE                 BOND
                                     HLS FUND          HLS FUND              HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,670,485          $869,211               $322
                                    -----------       -----------             ------
EXPENSES:
 Administrative charges                (275,881)         (101,740)                --
 Mortality and expense risk
  charges                            (1,801,949)         (659,446)              (119)
                                    -----------       -----------             ------
  Total expenses                     (2,077,830)         (761,186)              (119)
                                    -----------       -----------             ------
  Net investment income
   (loss)                             1,592,655           108,025                203
                                    -----------       -----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (472,252)          522,204                 26
 Net realized gain on
  distributions                              --                --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,379,630        (2,240,367)               334
                                    -----------       -----------             ------
  Net gain (loss) on
   investments                        2,907,378        (1,718,163)               364
                                    -----------       -----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $4,500,033       $(1,610,138)              $567
                                    ===========       ===========             ======

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL        AMERICAN FUNDS
                                  CAPITALIZATION           GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1                 $ --
                                       -----               ------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                                 (1)                 (68)
                                       -----               ------
  Total expenses                          (1)                 (68)
                                       -----               ------
  Net investment income (loss)            --                  (68)
                                       -----               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  135
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (15)                (398)
                                       -----               ------
  Net gain (loss) on
   investments                           (15)                (263)
                                       -----               ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(15)               $(331)
                                       =====               ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS       HUNTINGTON VA          HUNTINGTON VA
                                 INTERNATIONAL            INCOME               DIVIDEND            HUNTINGTON VA
                                    HLS FUND           EQUITY FUND           CAPTURE FUND           GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $80                $48,062               $114,135               $2,651
                                     ------             ----------            -----------            ---------
EXPENSES:
 Administrative charges                  --                 (3,509)                (6,490)              (3,033)
 Mortality and expense risk
  charges                               (48)               (21,978)               (43,575)             (19,162)
                                     ------             ----------            -----------            ---------
  Total expenses                        (48)               (25,487)               (50,065)             (22,195)
                                     ------             ----------            -----------            ---------
  Net investment income
   (loss)                                32                 22,575                 64,070              (19,544)
                                     ------             ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4                (86,725)              (116,275)             (13,676)
 Net realized gain on
  distributions                          --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (755)               164,794                229,317              (29,886)
                                     ------             ----------            -----------            ---------
  Net gain (loss) on
   investments                         (751)                78,069                113,042              (43,562)
                                     ------             ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(719)              $100,644               $177,112             $(63,106)
                                     ======             ==========            ===========            =========

                                  HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                    MID CORP                 NEW                ROTATING
                                  AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,590                   $ --               $2,706
                                    ---------            -----------            ---------
EXPENSES:
 Administrative charges                (4,426)                (4,025)              (1,676)
 Mortality and expense risk
  charges                             (26,661)               (24,382)             (10,696)
                                    ---------            -----------            ---------
  Total expenses                      (31,087)               (28,407)             (12,372)
                                    ---------            -----------            ---------
  Net investment income
   (loss)                             (21,497)               (28,407)              (9,666)
                                    ---------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,358               (194,644)             (17,010)
 Net realized gain on
  distributions                            --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (68,655)               (52,357)              73,528
                                    ---------            -----------            ---------
  Net gain (loss) on
   investments                        (56,297)              (247,001)              56,518
                                    ---------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(77,794)             $(275,408)             $46,852
                                    =========            ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL       HUNTINGTON VA
                                    EQUITY FUND        MACRO 100 FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,012              $4,534
                                     ---------            --------
EXPENSES:
 Administrative charges                     --              (1,707)
 Mortality and expense risk
  charges                              (32,226)            (10,371)
                                     ---------            --------
  Total expenses                       (32,226)            (12,078)
                                     ---------            --------
  Net investment income (loss)          (9,214)             (7,544)
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (30,979)            (38,837)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (237,138)             27,252
                                     ---------            --------
  Net gain (loss) on
   investments                        (268,117)            (11,585)
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(277,331)           $(19,129)
                                     =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HUNTINGTON VA                            LORD ABBETT          LORD ABBETT
                                   MORTGAGE         HUNTINGTON VA         FUNDAMENTAL            CAPITAL
                                SECURITIES FUND       SITUS FUND          EQUITY FUND        STRUCTURE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $24,050                $847              $20,076             $157,770
                                    -------            --------            ---------            ---------
EXPENSES:
 Administrative charges                  --              (8,169)             (20,727)             (11,635)
 Mortality and expense risk
  charges                           (20,719)            (52,665)            (133,162)             (79,396)
                                    -------            --------            ---------            ---------
  Total expenses                    (20,719)            (60,834)            (153,889)             (91,031)
                                    -------            --------            ---------            ---------
  Net investment income
   (loss)                             3,331             (59,987)            (133,813)              66,739
                                    -------            --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              24,203              22,203               14,944              (28,685)
 Net realized gain on
  distributions                          --                  --              326,220                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        27,987             (18,277)            (915,997)            (136,632)
                                    -------            --------            ---------            ---------
  Net gain (loss) on
   investments                       52,190               3,926             (574,833)            (165,317)
                                    -------            --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $55,521            $(56,061)           $(708,646)            $(98,578)
                                    =======            ========            =========            =========

                                    LORD ABBETT       LORD ABBETT           LORD ABBETT
                                  BOND-DEBENTURE      GROWTH AND              CLASSIC
                                       FUND           INCOME FUND           STOCK FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,711,439          $708,161              $41,806
                                    -----------       -----------            ---------
EXPENSES:
 Administrative charges                 (93,268)         (204,111)             (12,076)
 Mortality and expense risk
  charges                              (615,762)       (1,247,778)             (79,477)
                                    -----------       -----------            ---------
  Total expenses                       (709,030)       (1,451,889)             (91,553)
                                    -----------       -----------            ---------
  Net investment income
   (loss)                             2,002,409          (743,728)             (49,747)
                                    -----------       -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 241,801        (3,829,171)             248,131
 Net realized gain on
  distributions                         338,505                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,290,510)       (2,972,342)            (782,419)
                                    -----------       -----------            ---------
  Net gain (loss) on
   investments                         (710,204)       (6,801,513)            (534,288)
                                    -----------       -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,292,205       $(7,545,241)           $(584,035)
                                    ===========       ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    MFS(R) CORE            MFS(R)
                                    EQUITY FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,620                 $904
                                     ---------            ---------
EXPENSES:
 Administrative charges                   (419)                (626)
 Mortality and expense risk
  charges                               (3,936)              (7,374)
                                     ---------            ---------
  Total expenses                        (4,355)              (8,000)
                                     ---------            ---------
  Net investment income (loss)          (1,735)              (7,096)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,172               27,740
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,021)             (26,793)
                                     ---------            ---------
  Net gain (loss) on
   investments                          (6,849)                 947
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(8,584)             $(6,149)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) INVESTORS
                                     GROWTH          MFS(R) INVESTORS        MFS(R) TOTAL            MFS(R)
                                   STOCK FUND           TRUST FUND            RETURN FUND          VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,704               $6,792               $167,261               $86
                                    ---------            ---------            -----------            ------
EXPENSES:
 Administrative charges                  (417)                (960)                (8,435)               --
 Mortality and expense risk
  charges                              (3,879)             (12,921)              (112,157)              (68)
                                    ---------            ---------            -----------            ------
  Total expenses                       (4,296)             (13,881)              (120,592)              (68)
                                    ---------            ---------            -----------            ------
  Net investment income
   (loss)                              (2,592)              (7,089)                46,669                18
                                    ---------            ---------            -----------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (11,352)              34,805                 35,071                66
 Net realized gain on
  distributions                            --                   --                     --                27
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,083              (55,283)               (71,784)             (179)
                                    ---------            ---------            -----------            ------
  Net gain (loss) on
   investments                         (5,269)             (20,478)               (36,713)              (86)
                                    ---------            ---------            -----------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,861)            $(27,567)                $9,956              $(68)
                                    =========            =========            ===========            ======

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF CORE PLUS         UIF EMERGING
                                    EQUITY AND            FIXED INCOME          MARKETS DEBT
                                    INCOME FUND             PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (J)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $110,871               $210,618              $25,485
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (3,341)                (8,714)              (1,016)
 Mortality and expense risk
  charges                               (59,231)               (98,476)             (11,260)
                                    -----------            -----------            ---------
  Total expenses                        (62,572)              (107,190)             (12,276)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                                48,299                103,428               13,209
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 457,521               (171,336)              12,414
 Net realized gain on
  distributions                           3,014                     --                7,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (660,040)               302,620                3,574
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (199,505)               131,284               23,926
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(151,206)              $234,712              $37,135
                                    ===========            ===========            =========

(j) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    UIF EMERGING       UIF MID CAP
                                   MARKETS EQUITY        GROWTH
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $100,948           $30,932
                                     -----------       -----------
EXPENSES:
 Administrative charges                  (53,839)          (25,990)
 Mortality and expense risk
  charges                               (366,878)         (166,584)
                                     -----------       -----------
  Total expenses                        (420,717)         (192,574)
                                     -----------       -----------
  Net investment income (loss)          (319,769)         (161,642)
                                     -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  655,001           229,393
 Net realized gain on
  distributions                               --             5,212
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,995,409)       (1,044,601)
                                     -----------       -----------
  Net gain (loss) on
   investments                        (5,340,408)         (809,996)
                                     -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(5,660,177)        $(971,638)
                                     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                               MORGAN STANLEY       MORGAN STANLEY
                                 VAN KAMPEN V.I.      MORGAN STANLEY          MULTI CAP             MID CAP
                                     MID CAP           FOCUS GROWTH            GROWTH               GROWTH
                                   VALUE FUND            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (K)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $72,563                 $ --                 $ --               $8,089
                                    ---------            ---------            ---------            ---------
EXPENSES:
 Administrative charges               (22,650)             (12,032)              (3,101)              (3,883)
 Mortality and expense risk
  charges                            (161,959)            (104,012)             (28,838)             (33,628)
                                    ---------            ---------            ---------            ---------
  Total expenses                     (184,609)            (116,044)             (31,939)             (37,511)
                                    ---------            ---------            ---------            ---------
  Net investment income
   (loss)                            (112,046)            (116,044)             (31,939)             (29,422)
                                    ---------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                66,811              429,887               77,551              171,010
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (57,132)            (806,118)            (217,884)            (341,586)
                                    ---------            ---------            ---------            ---------
  Net gain (loss) on
   investments                          9,679             (376,231)            (140,333)            (170,576)
                                    ---------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(102,367)           $(492,275)           $(172,272)           $(199,998)
                                    =========            =========            =========            =========


                                 MORGAN STANLEY      MORGAN STANLEY       MORGAN STANLEY
                                FLEXIBLE INCOME          GROWTH            MONEY MARKET
                                   PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT (L)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $113,926                 $ --                 $749
                                    --------            ---------            ---------
EXPENSES:
 Administrative charges               (2,665)              (2,375)             (11,008)
 Mortality and expense risk
  charges                            (25,956)             (24,376)            (110,088)
                                    --------            ---------            ---------
  Total expenses                     (28,621)             (26,751)            (121,096)
                                    --------            ---------            ---------
  Net investment income
   (loss)                             85,305              (26,751)            (120,347)
                                    --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (70,156)             155,327                   --
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         34,938             (194,890)                  --
                                    --------            ---------            ---------
  Net gain (loss) on
   investments                       (35,218)             (39,563)                  --
                                    --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $50,087             $(66,314)           $(120,347)
                                    ========            =========            =========

(k) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(l) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   MORGAN STANLEY      INVESCO V.I. SELECT
                                       GLOBAL              DIMENSIONS
                                   INFRASTRUCTURE       EQUALLY WEIGHTED
                                     PORTFOLIO            S&P 500 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $72,849               $135,824
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (3,911)               (12,412)
 Mortality and expense risk
  charges                               (34,284)              (128,657)
                                     ----------            -----------
  Total expenses                        (38,195)              (141,069)
                                     ----------            -----------
  Net investment income (loss)           34,654                 (5,245)
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  92,128                 76,949
 Net realized gain on
  distributions                         163,400                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            61,630               (225,466)
                                     ----------            -----------
  Net gain (loss) on
   investments                          317,158               (148,517)
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $351,812              $(153,762)
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MTB MANAGED
                                    UIF SMALL           UIF GLOBAL            ALLOCATION             OPPENHEIMER
                                 COMPANY GROWTH          FRANCHISE         FUND -- MODERATE        SMALL-& MID-CAP
                                    PORTFOLIO            PORTFOLIO             GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $16,332              $18,740                $44,766                   $ --
                                    ---------            ---------            -----------            -----------
EXPENSES:
 Administrative charges                    --                 (537)                (5,417)                (9,709)
 Mortality and expense risk
  charges                              (8,218)             (10,493)               (31,477)               (61,736)
                                    ---------            ---------            -----------            -----------
  Total expenses                       (8,218)             (11,030)               (36,894)               (71,445)
                                    ---------            ---------            -----------            -----------
  Net investment income
   (loss)                               8,114                7,710                  7,872                (71,445)
                                    ---------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,125               56,511                (18,883)               (76,655)
 Net realized gain on
  distributions                            --                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (63,826)             (22,563)              (166,704)              (100,430)
                                    ---------            ---------            -----------            -----------
  Net gain (loss) on
   investments                        (51,701)              33,948               (185,587)              (177,085)
                                    ---------            ---------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(43,587)             $41,658              $(177,715)             $(248,530)
                                    =========            =========            ===========            ===========

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER              OPPENHEIMER
                                    APPRECIATION           GLOBAL SECURITIES           MAIN STREET
                                       FUND/VA                  FUND/VA                FUND(R)/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $49,436                $1,719,074                $48,074
                                    -------------            --------------            -----------
EXPENSES:
 Administrative charges                   (86,994)                 (316,379)               (15,546)
 Mortality and expense risk
  charges                                (564,870)               (1,945,009)              (115,837)
                                    -------------            --------------            -----------
  Total expenses                         (651,864)               (2,261,388)              (131,383)
                                    -------------            --------------            -----------
  Net investment income
   (loss)                                (602,428)                 (542,314)               (83,309)
                                    -------------            --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (254,726)               (3,886,122)              (292,035)
 Net realized gain on
  distributions                                --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (212,268)              (10,598,325)               220,414
                                    -------------            --------------            -----------
  Net gain (loss) on
   investments                           (466,994)              (14,484,447)               (71,621)
                                    -------------            --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,069,422)             $(15,026,761)             $(154,930)
                                    =============            ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      OPPENHEIMER
                                      MAIN STREET          PUTNAM VT
                                   SMALL- & MID-CAP       DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                    SUB-ACCOUNT (M)       SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $222,341          $4,677,142
                                     -------------       -------------
EXPENSES:
 Administrative charges                   (109,920)            (95,182)
 Mortality and expense risk
  charges                                 (722,754)           (598,685)
                                     -------------       -------------
  Total expenses                          (832,674)           (693,867)
                                     -------------       -------------
  Net investment income (loss)            (610,333)          3,983,275
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (410,662)            (73,979)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601,771)         (6,003,907)
                                     -------------       -------------
  Net gain (loss) on
   investments                          (1,012,433)         (6,077,886)
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,622,766)        $(2,094,611)
                                     =============       =============

(m) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT              PUTNAM VT          PUTNAM VT
                                   GLOBAL ASSET            GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND            VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $333,241                $56,737                $18,739          $1,534,961
                                    -----------            -----------            -----------       -------------
EXPENSES:
 Administrative charges                 (15,642)                (9,055)                    --             (93,115)
 Mortality and expense risk
  charges                              (100,510)               (58,166)               (12,216)           (612,644)
                                    -----------            -----------            -----------       -------------
  Total expenses                       (116,152)               (67,221)               (12,216)           (705,759)
                                    -----------            -----------            -----------       -------------
  Net investment income
   (loss)                               217,089                (10,484)                 6,523             829,202
                                    -----------            -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (7,072)               (55,882)               (19,146)         (1,830,571)
 Net realized gain on
  distributions                              --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (375,419)              (221,350)              (122,536)         (7,433,252)
                                    -----------            -----------            -----------       -------------
  Net gain (loss) on
   investments                         (382,491)              (277,232)              (141,682)         (9,263,823)
                                    -----------            -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(165,402)             $(287,716)             $(135,159)        $(8,434,621)
                                    ===========            ===========            ===========       =============

                                                           PUTNAM VT         PUTNAM VT
                                     PUTNAM VT             MULTI-CAP         SMALL CAP
                                  INVESTORS FUND          GROWTH FUND       VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $307,410               $2,563            $181,300
                                    -----------            ---------       -------------
EXPENSES:
 Administrative charges                 (55,073)                  --             (72,534)
 Mortality and expense risk
  charges                              (344,755)             (13,971)           (478,952)
                                    -----------            ---------       -------------
  Total expenses                       (399,828)             (13,971)           (551,486)
                                    -----------            ---------       -------------
  Net investment income
   (loss)                               (92,418)             (11,408)           (370,186)
                                    -----------            ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (27,828)              30,344          (3,443,485)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,270)             (76,558)          1,765,993
                                    -----------            ---------       -------------
  Net gain (loss) on
   investments                         (178,098)             (46,214)         (1,677,492)
                                    -----------            ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(270,516)            $(57,622)        $(2,047,678)
                                    ===========            =========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   GEORGE PUTNAM            PUTNAM VT
                                   BALANCED FUND          VOYAGER FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $78,871                   $ --
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (8,107)                (8,848)
 Mortality and expense risk
  charges                               (51,956)               (58,684)
                                     ----------            -----------
  Total expenses                        (60,063)               (67,532)
                                     ----------            -----------
  Net investment income (loss)           18,808                (67,532)
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (73,929)                (1,979)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           100,932               (858,736)
                                     ----------            -----------
  Net gain (loss) on
   investments                           27,003               (860,715)
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $45,811              $(928,247)
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   INVESCO
                                     PUTNAM VT              PIONEER            VAN KAMPEN V.I.
                                      EQUITY               FUND VCT              GROWTH AND
                                    INCOME FUND            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $119,505               $2,991                 $341,026
                                    -----------            ---------            -------------
EXPENSES:
 Administrative charges                      --                   --                  (65,138)
 Mortality and expense risk
  charges                              (104,096)              (5,063)                (437,622)
                                    -----------            ---------            -------------
  Total expenses                       (104,096)              (5,063)                (502,760)
                                    -----------            ---------            -------------
  Net investment income
   (loss)                                15,409               (2,072)                (161,734)
                                    -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 107,634                4,369                 (351,812)
 Net realized gain on
  distributions                              --               14,931                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (163,885)             (33,201)                (687,767)
                                    -----------            ---------            -------------
  Net gain (loss) on
   investments                          (56,251)             (13,901)              (1,039,579)
                                    -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(40,842)            $(15,973)             $(1,201,313)
                                    ===========            =========            =============

                                                            INVESCO
                                      INVESCO           VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.           CAPITAL
                                   COMSTOCK FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                             $688,586                 $ --
                                    -----------            ---------
EXPENSES:
 Administrative charges                 (98,723)                (289)
 Mortality and expense risk
  charges                              (688,689)              (4,095)
                                    -----------            ---------
  Total expenses                       (787,412)              (4,384)
                                    -----------            ---------
  Net investment income
   (loss)                               (98,826)              (4,384)
                                    -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (1,212,355)              15,171
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (315,731)             (22,879)
                                    -----------            ---------
  Net gain (loss) on
   investments                       (1,528,086)              (7,708)
                                    -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,626,912)            $(12,092)
                                    ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO            WELLS FARGO
                                  VAN KAMPEN V.I.        ADVANTAGE VT
                                      MID CAP            TOTAL RETURN
                                    GROWTH FUND           BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $1,212
                                     ----------            --------
EXPENSES:
 Administrative charges                      --                 (91)
 Mortality and expense risk
  charges                                (5,078)               (522)
                                     ----------            --------
  Total expenses                         (5,078)               (613)
                                     ----------            --------
  Net investment income (loss)           (5,078)                599
                                     ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  26,264                   1
 Net realized gain on
  distributions                              --               1,815
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,232)                603
                                     ----------            --------
  Net gain (loss) on
   investments                          (18,968)              2,419
                                     ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(24,046)             $3,018
                                     ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO           WELLS FARGO            WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT           ADVANTAGE VT
                                   INTRINSIC           INTERNATIONAL            SMALL CAP
                                   VALUE FUND           EQUITY FUND            GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $20                 $10,886                   $ --
                                     ------             -----------            -----------
EXPENSES:
 Administrative charges                  (7)                     --                    (16)
 Mortality and expense risk
  charges                               (55)                (27,577)               (47,557)
                                     ------             -----------            -----------
  Total expenses                        (62)                (27,577)               (47,573)
                                     ------             -----------            -----------
  Net investment income
   (loss)                               (42)                (16,691)               (47,573)
                                     ------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  25                  19,450                234,385
 Net realized gain on
  distributions                          --                  76,606                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (118)               (323,393)              (326,081)
                                     ------             -----------            -----------
  Net gain (loss) on
   investments                          (93)               (227,337)               (91,696)
                                     ------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(135)              $(244,028)             $(139,269)
                                     ======             ===========            ===========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (N)(O)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                              $68,843                $3,444
                                    -----------             ---------
EXPENSES:
 Administrative charges                      --                  (428)
 Mortality and expense risk
  charges                              (125,381)               (4,367)
                                    -----------             ---------
  Total expenses                       (125,381)               (4,795)
                                    -----------             ---------
  Net investment income
   (loss)                               (56,538)               (1,351)
                                    -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 197,799               (61,628)
 Net realized gain on
  distributions                              --                74,578
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (814,788)              (32,011)
                                    -----------             ---------
  Net gain (loss) on
   investments                         (616,989)              (19,061)
                                    -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(673,527)             $(20,412)
                                    ===========             =========

(n) Funded as of August 26, 2011.

(o) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $340,684                 $2,186,794
 Net realized gain (loss) on
  security transactions                    (552,232)                (2,877,052)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,584,869)               (18,639,379)
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,796,417)               (19,329,637)
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  116,549                    466,251
 Net transfers                              280,760                  8,006,098
 Surrenders for benefit
  payments and fees                      (4,758,720)                (8,179,745)
 Other transactions                             (56)                    (1,141)
 Death benefits                            (229,170)                (1,334,128)
 Net annuity transactions                      (344)                     1,018
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,590,981)                (1,041,647)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (6,387,398)               (20,371,284)
NET ASSETS:
 Beginning of year                       43,926,655                 97,750,731
                                      -------------             --------------
 End of year                            $37,539,257                $77,379,447
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                         ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS      INTERNATIONAL          GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(203,556)             $(147,118)               $76,276               $5,686
 Net realized gain (loss) on
  security transactions                  187,984             (1,952,591)               (31,963)              (4,027)
 Net realized gain on
  distributions                               --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,728,114)              (132,077)            (1,048,848)              17,380
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,743,686)            (2,231,786)            (1,004,535)              19,039
                                   -------------          -------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                59,422                257,213                 28,179                  500
 Net transfers                          (501,764)              (306,552)               404,034               15,542
 Surrenders for benefit
  payments and fees                   (1,049,873)            (4,190,335)              (592,609)            (196,468)
 Other transactions                         (500)                  (174)                     6                   --
 Death benefits                         (140,507)              (789,325)               (67,779)                  --
 Net annuity transactions                     --                    547                     --                   --
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,633,222)            (5,028,626)              (228,169)            (180,426)
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets                          (3,376,908)            (7,260,412)            (1,232,704)            (161,387)
NET ASSETS:
 Beginning of year                    17,784,590             51,197,300              5,891,843              470,278
                                   -------------          -------------          -------------          -----------
 End of year                         $14,407,682            $43,936,888             $4,659,139             $308,891
                                   =============          =============          =============          ===========

                                   INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                       HIGH             INTERNATIONAL           DIVIDEND
                                    YIELD FUND           GROWTH FUND           GROWTH FUND
                                SUB-ACCOUNT (C)(D)       SUB-ACCOUNT       SUB-ACCOUNT (C)(E)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $75,262                 $6                  $73,490
 Net realized gain (loss) on
  security transactions                (325,643)                 8                1,777,497
 Net realized gain on
  distributions                              --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           252,473               (302)              (1,961,453)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,092               (288)                (110,466)
                                    -----------            -------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,216                 96                   13,795
 Net transfers                           82,613                173                  (84,822)
 Surrenders for benefit
  payments and fees                    (163,313)               (48)              (1,113,060)
 Other transactions                         (31)                 1                    1,614
 Death benefits                          (6,985)                --                 (243,628)
 Net annuity transactions                    --                 --                 (135,911)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (84,500)               222               (1,562,012)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets                            (82,408)               (66)              (1,672,478)
NET ASSETS:
 Beginning of year                      752,394              3,889                9,060,918
                                    -----------            -------            -------------
 End of year                           $669,986             $3,823               $7,388,440
                                    ===========            =======            =============

(a)  Funded as of February 15, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL               AMERICAN FUNDS
                                      GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,187)               $(217,077)
 Net realized gain (loss) on
  security transactions                    126,534                  750,305
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (450,965)              (1,451,851)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (343,618)                (918,623)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                   32,400
 Net transfers                              14,297                 (820,985)
 Surrenders for benefit
  payments and fees                       (653,295)              (2,743,288)
 Other transactions                             --                      206
 Death benefits                            (18,302)                 (50,828)
 Net annuity transactions                       --                   (1,819)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (657,300)              (3,584,314)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,000,918)              (4,502,937)
NET ASSETS:
 Beginning of year                       3,627,408               18,977,658
                                     -------------            -------------
 End of year                            $2,626,490              $14,474,721
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,257)                 $(9,981)                $(8,877)                $(4,565)
 Net realized gain (loss) on
  security transactions                   369,235                  410,038                 220,737                 (24,717)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (731,195)              (1,451,471)               (603,895)                (29,684)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (414,217)              (1,051,414)               (392,035)                (58,966)
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                  3,240                   18,002                      --                      --
 Net transfers                           (504,771)                (447,413)                (81,671)                (80,412)
 Surrenders for benefit
  payments and fees                    (2,146,508)              (1,282,954)               (494,527)                (42,039)
 Other transactions                            56                     (404)                   (336)                      3
 Death benefits                          (108,743)                 (57,407)                    (95)                     --
 Net annuity transactions                  (3,968)                  72,582                  (3,817)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,760,694)              (1,697,594)               (580,446)               (122,448)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                           (3,174,911)              (2,749,008)               (972,481)               (181,414)
NET ASSETS:
 Beginning of year                     14,045,200                8,088,398               2,291,310                 806,332
                                    -------------            -------------            ------------             -----------
 End of year                          $10,870,289               $5,339,390              $1,318,829                $624,918
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,900)               $(177,224)               $150,539
 Net realized gain (loss) on
  security transactions                 (214,287)                 191,463                  78,039
 Net realized gain on
  distributions                               --                  454,403                 236,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year             97,073               (1,092,155)               (161,110)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (124,114)                (623,513)                304,001
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,782                   95,337                  19,997
 Net transfers                           (29,411)                (592,354)               (162,656)
 Surrenders for benefit
  payments and fees                     (199,264)                (899,587)               (619,450)
 Other transactions                            6                        3                     710
 Death benefits                          (21,604)                (107,910)                (68,386)
 Net annuity transactions                     --                       --                  47,998
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (245,491)              (1,504,511)               (781,787)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (369,605)              (2,128,024)               (477,786)
NET ASSETS:
 Beginning of year                     2,514,124               13,131,758               7,240,118
                                    ------------            -------------            ------------
 End of year                          $2,144,519              $11,003,734              $6,762,332
                                    ============            =============            ============

(f)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(g)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(i)  Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9)                $309,425
 Net realized gain (loss) on
  security transactions                   77                   85,130
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (142)                (310,841)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (74)                  83,714
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                48                       70
 Net transfers                           (44)                  85,257
 Surrenders for benefit
  payments and fees                      (23)              (1,050,852)
 Other transactions                       --                       (3)
 Death benefits                           --                 (286,587)
 Net annuity transactions                 --                   (8,369)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (19)              (1,260,484)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             (93)              (1,176,770)
NET ASSETS:
 Beginning of year                     2,232                7,620,940
                                     -------            -------------
 End of year                          $2,139               $6,444,170
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,145                 $(8,719)                $(7,929)              $106
 Net realized gain (loss) on
  security transactions                   127,834                  13,593                   6,502                  2
 Net realized gain on
  distributions                                --                      --                      --                 16
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (334,999)               (277,687)               (145,718)              (179)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (175,020)               (272,813)               (147,145)               (55)
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,214                      --                     220                 --
 Net transfers                           (424,382)                (78,519)                (47,367)                --
 Surrenders for benefit
  payments and fees                    (1,054,944)                (89,058)               (152,508)               (28)
 Other transactions                           317                      --                       1                 --
 Death benefits                           (13,829)                   (384)                 (4,067)                --
 Net annuity transactions                    (483)                   (677)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,490,107)               (168,638)               (203,721)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                           (1,665,127)               (441,451)               (350,866)               (83)
NET ASSETS:
 Beginning of year                      7,194,570               1,628,953               1,912,737              2,536
                                    -------------            ------------            ------------            -------
 End of year                           $5,529,443              $1,187,502              $1,561,871             $2,453
                                    =============            ============            ============            =======

                                                      HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL
                                 ADVISERS           RETURN BOND          APPRECIATION
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $48,913          $(4,755,458)           $(308,658)
 Net realized gain (loss) on
  security transactions              115,233            1,118,458            1,105,651
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (64,732)          23,839,311           (6,235,249)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          99,414           20,202,311           (5,438,256)
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            85,260            1,695,357              327,092
 Net transfers                        25,909            1,331,796             (722,569)
 Surrenders for benefit
  payments and fees               (1,837,611)         (34,407,378)          (4,240,190)
 Other transactions                      130                1,226                  149
 Death benefits                     (225,036)          (6,474,453)            (231,937)
 Net annuity transactions                 --               10,365                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,951,348)         (37,843,087)          (4,867,455)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (1,851,934)         (17,640,776)         (10,305,711)
NET ASSETS:
 Beginning of year                29,644,051          383,128,937           45,322,349
                               -------------       --------------       --------------
 End of year                     $27,792,117         $365,488,161          $35,016,638
                               =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                       OMEGA               EQUITY-INCOME
                                    GROWTH FUND              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,762)                $419,502
 Net realized gain (loss) on
  security transactions                   4,162               (2,000,714)
 Net realized gain on
  distributions                           2,323                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (23,115)               1,304,742
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (21,392)                (276,470)
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  223,379
 Net transfers                          (25,583)                (929,663)
 Surrenders for benefit
  payments and fees                     (43,950)              (4,536,868)
 Other transactions                           2                      (87)
 Death benefits                              --                 (715,074)
 Net annuity transactions                    --                      329
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (69,531)              (5,957,984)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            (90,923)              (6,234,454)
NET ASSETS:
 Beginning of year                      328,571               58,701,280
                                     ----------            -------------
 End of year                           $237,648              $52,466,826
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP              VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(264,973)         $(2,027,630)         $(1,195,313)                $(61,215)
 Net realized gain (loss) on
  security transactions              290,258           (9,365,391)            (184,430)                 328,226
 Net realized gain on
  distributions                       69,010                   --              132,413                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (327,222)             (86,466)          (8,595,998)              (1,037,209)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (232,927)         (11,479,487)          (9,843,328)                (770,198)
                               -------------       --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                            90,856            1,196,514              418,360                   22,457
 Net transfers                      (956,616)         (10,324,942)          (2,426,131)                (440,589)
 Surrenders for benefit
  payments and fees               (1,305,475)         (22,817,791)          (6,028,818)                (482,602)
 Other transactions                       14               (1,571)              (1,104)                    (242)
 Death benefits                     (216,591)          (4,008,349)            (742,649)                 (57,562)
 Net annuity transactions                331               (2,623)                (912)                      --
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,387,481)         (35,958,762)          (8,781,254)                (958,538)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets                      (2,620,408)         (47,438,249)         (18,624,582)              (1,728,736)
NET ASSETS:
 Beginning of year                20,627,962          313,797,647           87,241,344                8,608,324
                               -------------       --------------       --------------            -------------
 End of year                     $18,007,554         $266,359,398          $68,616,762               $6,879,588
                               =============       ==============       ==============            =============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,100)              $1,841                $(43,095)
 Net realized gain (loss) on
  security transactions                   31,359                  (87)                122,877
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (67,120)              (1,331)               (235,617)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (51,861)                 423                (155,835)
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,725                   --                   5,279
 Net transfers                          (181,899)                (569)                (71,313)
 Surrenders for benefit
  payments and fees                      (59,748)                  (1)               (536,200)
 Other transactions                           --                   --                     (58)
 Death benefits                           (9,231)                  --                  (6,756)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (249,153)                (570)               (609,048)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                            (301,014)                (147)               (764,883)
NET ASSETS:
 Beginning of year                     1,191,506               38,822               2,675,550
                                    ------------            ---------            ------------
 End of year                            $890,492              $38,675              $1,910,667
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH            GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,355,487               $(15,004)
 Net realized gain (loss) on
  security transactions             (4,272,827)                 3,394
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,816,616               (100,464)
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (100,724)              (112,074)
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                           1,198,388                 10,143
 Net transfers                      (6,116,139)               156,455
 Surrenders for benefit
  payments and fees                (18,934,486)               (39,661)
 Other transactions                         35                     --
 Death benefits                     (3,561,276)                (5,870)
 Net annuity transactions               11,527                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (27,401,951)               121,067
                                --------------            -----------
 Net increase (decrease) in
  net assets                       (27,502,675)                 8,993
NET ASSETS:
 Beginning of year                 262,568,884                973,533
                                --------------            -----------
 End of year                      $235,066,209               $982,526
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                     HARTFORD
                                      HARTFORD           DISCIPLINED           HARTFORD                  GROWTH
                                    GLOBAL GROWTH           EQUITY              GROWTH                OPPORTUNITIES
                                      HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,449)           $(591,893)          $(145,425)               $(568,354)
 Net realized gain (loss) on
  security transactions                  (171,801)          (3,055,901)             24,069                 (892,099)
 Net realized gain on
  distributions                                --                   --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (594,507)           3,977,102          (1,012,046)              (2,232,406)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (846,757)             329,308          (1,133,402)              (3,692,859)
                                    -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  4,162              726,656              38,702                  260,224
 Net transfers                           (408,069)         (11,628,310)            246,709                  (89,494)
 Surrenders for benefit
  payments and fees                      (396,278)         (14,182,074)           (820,395)              (2,833,524)
 Other transactions                           (83)                 469                 (82)                    (347)
 Death benefits                           (18,326)          (2,346,003)           (199,218)                (357,851)
 Net annuity transactions                      --                3,283                  --                       --
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (818,594)         (27,425,979)           (734,284)              (3,020,992)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                           (1,665,351)         (27,096,671)         (1,867,686)              (6,713,851)
NET ASSETS:
 Beginning of year                      6,072,773          162,001,771          11,236,843               39,046,526
                                    -------------       --------------       -------------            -------------
 End of year                           $4,407,422         $134,905,100          $9,369,157              $32,332,675
                                    =============       ==============       =============            =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,072,105                 $20,242          $(1,097,068)
 Net realized gain (loss) on
  security transactions            1,110,483                  83,073              431,297
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,727)                (76,226)         (11,092,938)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,433,861                  27,089          (11,758,709)
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           193,971                  66,439              435,027
 Net transfers                       260,819                 424,784              723,808
 Surrenders for benefit
  payments and fees               (4,766,978)               (508,504)          (6,372,349)
 Other transactions                   (1,655)                      9                  (36)
 Death benefits                     (862,120)                 (5,454)            (974,116)
 Net annuity transactions               (933)                     --                  668
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,176,896)                (22,726)          (6,186,998)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                      (3,743,035)                  4,363          (17,945,707)
NET ASSETS:
 Beginning of year                45,246,482               7,565,892           82,520,880
                               -------------            ------------       --------------
 End of year                     $41,503,447              $7,570,255          $64,575,173
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,350)               $(30,910)
 Net realized gain (loss) on
  security transactions                    60,220                 (12,440)
 Net realized gain on
  distributions                           330,969                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (507,066)               (189,468)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (181,227)               (232,818)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  9,320                  10,890
 Net transfers                            233,176                  86,180
 Surrenders for benefit
  payments and fees                      (226,399)               (163,876)
 Other transactions                             8                       3
 Death benefits                           (46,769)                 (3,801)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (30,664)                (70,604)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (211,891)               (303,422)
NET ASSETS:
 Beginning of year                      4,437,615               2,326,755
                                     ------------            ------------
 End of year                           $4,225,724              $2,023,333
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD               HARTFORD           HARTFORD
                                MONEY MARKET           SMALL COMPANY         SMALLCAP GROWTH         STOCK
                                  HLS FUND               HLS FUND               HLS FUND           HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,081,556)             $(325,995)             $(310,945)          $(29,442)
 Net realized gain (loss) on
  security transactions                    --                241,569                185,597           (516,514)
 Net realized gain on
  distributions                            --                     --                     --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (846,042)                42,949            185,892
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,081,556)              (930,468)               (82,399)          (360,064)
                               --------------          -------------          -------------      -------------
UNIT TRANSACTIONS:
 Purchases                          1,095,395                 95,515                105,255            104,964
 Net transfers                     26,166,574               (617,386)             1,008,924           (666,669)
 Surrenders for benefit
  payments and fees               (27,524,104)            (1,588,639)            (1,455,596)          (869,601)
 Other transactions                    (1,448)                  (372)                    65                 10
 Death benefits                    (3,237,865)              (522,832)              (251,148)          (131,114)
 Net annuity transactions              (9,082)                    --                     --                 --
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,510,530)            (2,633,714)              (592,500)        (1,562,410)
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets                       (4,592,086)            (3,564,182)              (674,899)        (1,922,474)
NET ASSETS:
 Beginning of year                 73,364,886             23,627,836             20,649,609         14,765,737
                               --------------          -------------          -------------      -------------
 End of year                      $68,772,800            $20,063,654            $19,974,710        $12,843,263
                               ==============          =============          =============      =============

                                      HARTFORD
                                  U.S. GOVERNMENT        HARTFORD          AMERICAN FUNDS
                                     SECURITIES            VALUE                BOND
                                      HLS FUND           HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,592,655           $108,025               $203
 Net realized gain (loss) on
  security transactions                  (472,252)           522,204                 26
 Net realized gain on
  distributions                                --                 --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,379,630         (2,240,367)               334
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,500,033         (1,610,138)               567
                                   --------------      -------------          ---------
UNIT TRANSACTIONS:
 Purchases                                653,607            256,930                288
 Net transfers                         (2,857,240)          (869,908)              (480)
 Surrenders for benefit
  payments and fees                   (13,639,537)        (4,010,315)              (143)
 Other transactions                           376               (646)                --
 Death benefits                        (2,275,131)          (784,258)                --
 Net annuity transactions                  (1,590)               (80)                --
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (18,119,515)        (5,408,277)              (335)
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets                          (13,619,482)        (7,018,415)               232
NET ASSETS:
 Beginning of year                    141,343,984         55,135,528             10,916
                                   --------------      -------------          ---------
 End of year                         $127,724,502        $48,117,113            $11,148
                                   ==============      =============          =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL        AMERICAN FUNDS
                                  CAPITALIZATION           GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                  $(68)
 Net realized gain (loss) on
  security transactions                   --                   135
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (15)                 (398)
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (15)                 (331)
                                       -----               -------
UNIT TRANSACTIONS:
 Purchases                                --                   168
 Net transfers                            --                  (181)
 Surrenders for benefit
  payments and fees                       (1)                  (80)
 Other transactions                       --                    --
 Death benefits                           --                    --
 Net annuity transactions                 --                    --
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (1)                  (93)
                                       -----               -------
 Net increase (decrease) in
  net assets                             (16)                 (424)
NET ASSETS:
 Beginning of year                        74                 7,160
                                       -----               -------
 End of year                             $58                $6,736
                                       =====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS        HUNTINGTON VA           HUNTINGTON VA
                                 INTERNATIONAL            INCOME                 DIVIDEND             HUNTINGTON VA
                                   HLS FUND            EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $32                 $22,575                 $64,070                $(19,544)
 Net realized gain (loss) on
  security transactions                   4                 (86,725)               (116,275)                (13,676)
 Net realized gain on
  distributions                          --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (755)                164,794                 229,317                 (29,886)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (719)                100,644                 177,112                 (63,106)
                                    -------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              120                   6,538                  24,346                  23,011
 Net transfers                          653                  (7,685)                 96,080                  31,038
 Surrenders for benefit
  payments and fees                     (58)               (196,529)               (512,194)               (170,020)
 Other transactions                      --                      (1)                     (2)                   (416)
 Death benefits                          --                 (18,449)                (39,348)                 (1,377)
 Net annuity transactions                --                      --                      --                      --
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     715                (216,126)               (431,118)               (117,764)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (4)               (115,482)               (254,006)               (180,870)
NET ASSETS:
 Beginning of year                    4,744               1,832,843               3,382,253               1,605,402
                                    -------            ------------            ------------            ------------
 End of year                         $4,740              $1,717,361              $3,128,247              $1,424,532
                                    =======            ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,497)               $(28,407)               $(9,666)
 Net realized gain (loss) on
  security transactions                   12,358                (194,644)               (17,010)
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,655)                (52,357)                73,528
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (77,794)               (275,408)                46,852
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                17,841                  12,628                  1,224
 Net transfers                            (5,001)                (44,167)                 1,204
 Surrenders for benefit
  payments and fees                     (247,630)               (271,046)              (107,634)
 Other transactions                           --                       6                      1
 Death benefits                          (19,150)                (77,525)                (7,822)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (253,940)               (380,104)              (113,027)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (331,734)               (655,512)               (66,175)
NET ASSETS:
 Beginning of year                     2,341,593               2,249,585                880,737
                                    ------------            ------------            -----------
 End of year                          $2,009,859              $1,594,073               $814,562
                                    ============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND           MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,214)               $(7,544)
 Net realized gain (loss) on
  security transactions                   (30,979)               (38,837)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (237,138)                27,252
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (277,331)               (19,129)
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 13,558                  5,624
 Net transfers                            (47,556)                (7,704)
 Surrenders for benefit
  payments and fees                      (289,262)               (72,002)
 Other transactions                             3                      2
 Death benefits                          (100,718)               (32,828)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (423,975)              (106,908)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (701,306)              (126,037)
NET ASSETS:
 Beginning of year                      2,555,062                924,344
                                     ------------            -----------
 End of year                           $1,853,756               $798,307
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                LORD ABBETT             LORD ABBETT
                                      MORTGAGE             HUNTINGTON VA        FUNDAMENTAL               CAPITAL
                                  SECURITIES FUND            SITUS FUND         EQUITY FUND            STRUCTURE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,331                $(59,987)          $(133,813)                $66,739
 Net realized gain (loss) on
  security transactions                   24,203                  22,203              14,944                 (28,685)
 Net realized gain on
  distributions                               --                      --             326,220                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             27,987                 (18,277)           (915,997)               (136,632)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              55,521                 (56,061)           (708,646)                (98,578)
                                    ------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                12,416                  24,001              20,014                  36,713
 Net transfers                          (149,768)               (226,541)            791,439                 337,507
 Surrenders for benefit
  payments and fees                     (212,830)               (569,848)           (624,775)               (454,197)
 Other transactions                           --                      (4)                 (8)                     18
 Death benefits                               --                 (55,072)            (13,826)                (90,973)
 Net annuity transactions                     --                      --                  --                      --
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (350,182)               (827,464)            172,844                (170,932)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets                            (294,661)               (883,525)           (535,802)               (269,510)
NET ASSETS:
 Beginning of year                     1,513,600               4,498,742          10,216,834               5,739,828
                                    ------------            ------------       -------------            ------------
 End of year                          $1,218,939              $3,615,217          $9,681,032              $5,470,318
                                    ============            ============       =============            ============

                                     LORD ABBETT         LORD ABBETT          LORD ABBETT
                                   BOND-DEBENTURE         GROWTH AND            CLASSIC
                                        FUND             INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,002,409            $(743,728)           $(49,747)
 Net realized gain (loss) on
  security transactions                   241,801           (3,829,171)            248,131
 Net realized gain on
  distributions                           338,505                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,290,510)          (2,972,342)           (782,419)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,292,205           (7,545,241)           (584,035)
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                158,708              395,345              12,454
 Net transfers                          4,241,578           (4,353,278)            (89,510)
 Surrenders for benefit
  payments and fees                    (4,155,656)          (7,761,347)           (600,715)
 Other transactions                           (20)                  95                  (5)
 Death benefits                          (399,938)          (1,510,807)            (49,267)
 Net annuity transactions                      --               (2,665)               (350)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (155,328)         (13,232,657)           (727,393)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,136,877          (20,777,898)         (1,311,428)
NET ASSETS:
 Beginning of year                     45,820,745          111,678,984           6,784,541
                                    -------------       --------------       -------------
 End of year                          $46,957,622          $90,901,086          $5,473,113
                                    =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     MFS(R) CORE              MFS(R)
                                     EQUITY FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,735)               $(7,096)
 Net realized gain (loss) on
  security transactions                   30,172                 27,740
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (37,021)               (26,793)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (8,584)                (6,149)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    264
 Net transfers                           (41,324)               (69,119)
 Surrenders for benefit
  payments and fees                      (49,402)               (79,951)
 Other transactions                           (5)                    --
 Death benefits                             (818)                  (446)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (91,549)              (149,252)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                            (100,133)              (155,401)
NET ASSETS:
 Beginning of year                       323,423                548,414
                                     -----------            -----------
 End of year                            $223,290               $393,013
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS     MFS(R) TOTAL             MFS(R)
                                    STOCK FUND            TRUST FUND         RETURN FUND           VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,592)               $(7,089)            $46,669                $18
 Net realized gain (loss) on
  security transactions                (11,352)                34,805              35,071                 66
 Net realized gain on
  distributions                             --                     --                  --                 27
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,083                (55,283)            (71,784)              (179)
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,861)               (27,567)              9,956                (68)
                                    ----------            -----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    500                  --                168
 Net transfers                          28,455                (69,825)           (248,100)               (39)
 Surrenders for benefit
  payments and fees                    (14,906)               (87,079)         (1,339,484)               (81)
 Other transactions                         (2)                     2                 275                 --
 Death benefits                             --                 (2,907)           (276,381)                --
 Net annuity transactions                   --                     --              (6,375)                --
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,547               (159,309)         (1,870,065)                48
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets                             5,686               (186,876)         (1,860,109)               (20)
NET ASSETS:
 Beginning of year                     283,843                830,607           7,683,114              6,957
                                    ----------            -----------       -------------            -------
 End of year                          $289,529               $643,731          $5,823,005             $6,937
                                    ==========            ===========       =============            =======

                                      INVESCO
                                  VAN KAMPEN V.I.           UIF CORE PLUS           UIF EMERGING
                                     EQUITY AND             FIXED INCOME            MARKETS DEBT
                                    INCOME FUND               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (J)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $48,299                 $103,428                $13,209
 Net realized gain (loss) on
  security transactions                  457,521                 (171,336)                12,414
 Net realized gain on
  distributions                            3,014                       --                  7,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (660,040)                 302,620                  3,574
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (151,206)                 234,712                 37,135
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    6,964                     --
 Net transfers                          (121,922)                (597,157)                49,120
 Surrenders for benefit
  payments and fees                     (518,959)              (1,686,178)              (226,841)
 Other transactions                           18                      (21)                    (1)
 Death benefits                         (102,125)                 (91,605)                (4,262)
 Net annuity transactions                (10,747)                      --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (753,735)              (2,367,997)              (181,984)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                            (904,941)              (2,133,285)              (144,849)
NET ASSETS:
 Beginning of year                     4,659,896                7,517,213                754,774
                                    ------------            -------------            -----------
 End of year                          $3,754,955               $5,383,928               $609,925
                                    ============            =============            ===========

(j) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     UIF EMERGING         UIF MID CAP
                                    MARKETS EQUITY          GROWTH
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(319,769)          $(161,642)
 Net realized gain (loss) on
  security transactions                    655,001             229,393
 Net realized gain on
  distributions                                 --               5,212
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,995,409)         (1,044,601)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,660,177)           (971,638)
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 125,554              32,646
 Net transfers                          (1,621,847)           (682,461)
 Surrenders for benefit
  payments and fees                     (1,960,953)           (948,373)
 Other transactions                           (129)                 (9)
 Death benefits                           (255,879)            (74,064)
 Net annuity transactions                  (11,097)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,724,351)         (1,672,261)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (9,384,528)         (2,643,899)
NET ASSETS:
 Beginning of year                      31,776,607          13,785,858
                                     -------------       -------------
 End of year                           $22,392,079         $11,141,959
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       MORGAN STANLEY          MORGAN STANLEY
                                   VAN KAMPEN V.I.          MORGAN STANLEY             MULTI CAP                MID CAP
                                       MID CAP               FOCUS GROWTH                GROWTH                  GROWTH
                                     VALUE FUND                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (K)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(112,046)               $(116,044)               $(31,939)               $(29,422)
 Net realized gain (loss) on
  security transactions                    66,811                  429,887                  77,551                 171,010
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (57,132)                (806,118)               (217,884)               (341,586)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (102,367)                (492,275)               (172,272)               (199,998)
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 39,810                    1,850                      --                   2,510
 Net transfers                           (769,276)                (307,224)               (131,502)                 21,579
 Surrenders for benefit
  payments and fees                    (1,283,253)              (1,027,541)               (347,200)               (315,885)
 Other transactions                           218                      403                      (4)                     (6)
 Death benefits                          (122,560)                 (83,542)                 (6,176)                 (9,187)
 Net annuity transactions                  (6,732)                 (14,716)                 (3,004)                 (4,065)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,141,793)              (1,430,770)               (487,886)               (305,054)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (2,244,160)              (1,923,045)               (660,158)               (505,052)
NET ASSETS:
 Beginning of year                     13,078,497                8,434,147               2,360,237               2,685,586
                                    -------------            -------------            ------------            ------------
 End of year                          $10,834,337               $6,511,102              $1,700,079              $2,180,534
                                    =============            =============            ============            ============


                                   MORGAN STANLEY          MORGAN STANLEY          MORGAN STANLEY
                                  FLEXIBLE INCOME              GROWTH               MONEY MARKET
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (L)            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $85,305                $(26,751)               $(120,347)
 Net realized gain (loss) on
  security transactions                  (70,156)                155,327                       --
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,938                (194,890)                      --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              50,087                 (66,314)                (120,347)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                12,922                   2,000                       --
 Net transfers                           (19,073)               (201,613)               2,768,947
 Surrenders for benefit
  payments and fees                     (151,100)               (134,178)              (3,992,668)
 Other transactions                           (1)                     13                      243
 Death benefits                          (35,016)                (50,486)                (138,824)
 Net annuity transactions                   (885)                 (1,742)                 (17,253)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (193,153)               (386,006)              (1,379,555)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (143,066)               (452,320)              (1,499,902)
NET ASSETS:
 Beginning of year                     1,852,359               1,875,938                8,307,990
                                    ------------            ------------            -------------
 End of year                          $1,709,293              $1,423,618               $6,808,088
                                    ============            ============            =============

(k) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(l) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MORGAN STANLEY        INVESCO V.I. SELECT
                                        GLOBAL                DIMENSIONS
                                    INFRASTRUCTURE         EQUALLY WEIGHTED
                                      PORTFOLIO              S&P 500 FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $34,654                  $(5,245)
 Net realized gain (loss) on
  security transactions                    92,128                   76,949
 Net realized gain on
  distributions                           163,400                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              61,630                 (225,466)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,812                 (153,762)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    3,900
 Net transfers                             53,444                 (446,408)
 Surrenders for benefit
  payments and fees                      (316,803)              (1,365,474)
 Other transactions                         1,512                       35
 Death benefits                           (64,618)                 (99,552)
 Net annuity transactions                (111,668)                  41,428
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (438,133)              (1,866,071)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (86,321)              (2,019,833)
NET ASSETS:
 Beginning of year                      2,668,455                9,472,091
                                     ------------            -------------
 End of year                           $2,582,134               $7,452,258
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             MTB MANAGED
                                    UIF SMALL           UIF GLOBAL            ALLOCATION           OPPENHEIMER
                                 COMPANY GROWTH          FRANCHISE         FUND -- MODERATE      SMALL-& MID-CAP
                                    PORTFOLIO            PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,114               $7,710                $7,872              $(71,445)
 Net realized gain (loss) on
  security transactions                 12,125               56,511               (18,883)              (76,655)
 Net realized gain on
  distributions                             --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (63,826)             (22,563)             (166,704)             (100,430)
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (43,587)              41,658              (177,715)             (248,530)
                                   -----------          -----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 500                   --                   141                25,928
 Net transfers                         (78,660)              50,976               (71,178)            2,791,081
 Surrenders for benefit
  payments and fees                   (117,790)            (274,353)             (233,923)             (312,480)
 Other transactions                          8                    1                   (17)                   37
 Death benefits                             --                 (248)              (25,667)             (223,458)
 Net annuity transactions                   --                   --                    --                    --
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (195,942)            (223,624)             (330,644)            2,281,108
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets                          (239,529)            (181,966)             (508,359)            2,032,578
NET ASSETS:
 Beginning of year                     475,511              642,228             2,952,730             3,195,386
                                   -----------          -----------          ------------          ------------
 End of year                          $235,982             $460,262            $2,444,371            $5,227,964
                                   ===========          ===========          ============          ============

                                OPPENHEIMER
                                  CAPITAL              OPPENHEIMER             OPPENHEIMER
                               APPRECIATION         GLOBAL SECURITIES          MAIN STREET
                                  FUND/VA                FUND/VA               FUND(R)/VA
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(602,428)              $(542,314)              $(83,309)
 Net realized gain (loss) on
  security transactions             (254,726)             (3,886,122)              (292,035)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (212,268)            (10,598,325)               220,414
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,069,422)            (15,026,761)              (154,930)
                               -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           208,874                 686,633                 19,797
 Net transfers                    (2,658,281)             (4,157,839)              (165,990)
 Surrenders for benefit
  payments and fees               (3,868,076)            (11,853,120)              (955,754)
 Other transactions                     (293)                 (1,163)                    51
 Death benefits                     (740,106)             (2,254,326)               (88,796)
 Net annuity transactions                329                  (2,670)                    --
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,057,553)            (17,582,485)            (1,190,692)
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets                      (8,126,975)            (32,609,246)            (1,345,622)
NET ASSETS:
 Beginning of year                47,862,510             169,274,589              8,678,561
                               -------------          --------------          -------------
 End of year                     $39,735,535            $136,665,343             $7,332,939
                               =============          ==============          =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                     MAIN STREET         PUTNAM VT
                                  SMALL- & MID-CAP      DIVERSIFIED
                                       FUND/VA          INCOME FUND
                                   SUB-ACCOUNT (M)      SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(610,333)        $3,983,275
 Net realized gain (loss) on
  security transactions                  (410,662)           (73,979)
 Net realized gain on
  distributions                                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (601,771)        (6,003,907)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,622,766)        (2,094,611)
                                    -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                273,314            109,456
 Net transfers                         (2,513,371)         1,325,917
 Surrenders for benefit
  payments and fees                    (4,816,001)        (3,713,918)
 Other transactions                          (236)              (209)
 Death benefits                          (803,642)          (750,066)
 Net annuity transactions                     985               (415)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,858,951)        (3,029,235)
                                    -------------      -------------
 Net increase (decrease) in
  net assets                           (9,481,717)        (5,123,846)
NET ASSETS:
 Beginning of year                     61,538,635         49,092,596
                                    -------------      -------------
 End of year                          $52,056,918        $43,968,750
                                    =============      =============

(m) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT             PUTNAM VT         PUTNAM VT
                                   GLOBAL ASSET            GROWTH AND           INTERNATIONAL     INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND           VALUE FUND        EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $217,089               $(10,484)              $6,523            $829,202
 Net realized gain (loss) on
  security transactions                   (7,072)               (55,882)             (19,146)         (1,830,571)
 Net realized gain on
  distributions                               --                     --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (375,419)              (221,350)            (122,536)         (7,433,252)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (165,402)              (287,716)            (135,159)         (8,434,621)
                                   -------------          -------------          -----------      --------------
UNIT TRANSACTIONS:
 Purchases                                13,192                  1,241                2,032             210,108
 Net transfers                         1,083,261                 14,771              283,384           3,319,444
 Surrenders for benefit
  payments and fees                     (712,442)              (294,931)             (60,211)         (4,134,111)
 Other transactions                           --                      1                   --                (106)
 Death benefits                          (38,532)                (7,838)                  --            (679,946)
 Net annuity transactions                     --                     --                   --               1,020
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      345,479               (286,756)             225,205          (1,283,591)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets                             180,077               (574,472)              90,046          (9,718,212)
NET ASSETS:
 Beginning of year                     7,570,946              4,733,957              719,439          50,746,015
                                   -------------          -------------          -----------      --------------
 End of year                          $7,751,023             $4,159,485             $809,485         $41,027,803
                                   =============          =============          ===========      ==============

                                                                 PUTNAM VT          PUTNAM VT
                                         PUTNAM VT               MULTI-CAP          SMALL CAP
                                       INVESTORS FUND           GROWTH FUND         VALUE FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(92,418)              $(11,408)          $(370,186)
 Net realized gain (loss) on
  security transactions                       (27,828)                30,344          (3,443,485)
 Net realized gain on
  distributions                                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (150,270)               (76,558)          1,765,993
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 (270,516)               (57,622)         (2,047,678)
                                       --------------          -------------      --------------
UNIT TRANSACTIONS:
 Purchases                                    108,491                    785             139,270
 Net transfers                               (485,375)              (204,840)         (2,083,069)
 Surrenders for benefit
  payments and fees                        (2,328,901)               (37,731)         (3,059,065)
 Other transactions                              (673)                    (1)               (163)
 Death benefits                              (522,154)                    --            (413,720)
 Net annuity transactions                          --                     --                 768
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (3,228,612)              (241,787)         (5,415,979)
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets                               (3,499,128)              (299,409)         (7,463,657)
NET ASSETS:
 Beginning of year                         29,810,519              1,114,470          41,489,131
                                       --------------          -------------      --------------
 End of year                              $26,311,391               $815,061         $34,025,474
                                       ==============          =============      ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND            VOYAGER FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,808                $(67,532)
 Net realized gain (loss) on
  security transactions                   (73,929)                 (1,979)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             100,932                (858,736)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               45,811                (928,247)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  6,054                   8,945
 Net transfers                          1,123,052                 296,741
 Surrenders for benefit
  payments and fees                      (732,094)               (253,640)
 Other transactions                            (1)                     --
 Death benefits                           (67,719)                (23,388)
 Net annuity transactions                      --                    (378)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       329,292                  28,280
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              375,103                (899,967)
NET ASSETS:
 Beginning of year                      3,825,606               4,696,803
                                     ------------            ------------
 End of year                           $4,200,709              $3,796,836
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                     PUTNAM VT                PIONEER             VAN KAMPEN V.I.
                                       EQUITY                FUND VCT               GROWTH AND
                                    INCOME FUND              PORTFOLIO              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $15,409                $(2,072)               $(161,734)
 Net realized gain (loss) on
  security transactions                  107,634                  4,369                 (351,812)
 Net realized gain on
  distributions                               --                 14,931                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (163,885)               (33,201)                (687,767)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (40,842)               (15,973)              (1,201,313)
                                    ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                28,151                     --                  136,001
 Net transfers                         1,023,133                (81,083)              (1,163,097)
 Surrenders for benefit
  payments and fees                     (577,098)               (60,037)              (3,145,694)
 Other transactions                         (787)                    --                     (407)
 Death benefits                          (35,580)                  (507)                (460,873)
 Net annuity transactions                     --                     --                     (377)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      437,819               (141,627)              (4,634,447)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets                             396,977               (157,600)              (5,835,760)
NET ASSETS:
 Beginning of year                     6,315,710                354,259               36,446,904
                                    ------------            -----------            -------------
 End of year                          $6,712,687               $196,659              $30,611,144
                                    ============            ===========            =============

                                                            INVESCO
                                      INVESCO           VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.           CAPITAL
                                   COMSTOCK FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(98,826)              $(4,384)
 Net realized gain (loss) on
  security transactions              (1,212,355)               15,171
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (315,731)              (22,879)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,626,912)              (12,092)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              170,104                    --
 Net transfers                       (1,410,944)              (32,492)
 Surrenders for benefit
  payments and fees                  (5,061,648)              (17,722)
 Other transactions                        (174)                    1
 Death benefits                        (703,200)                   --
 Net annuity transactions                   435                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (7,005,427)              (50,213)
                                    -----------            ----------
 Net increase (decrease) in
  net assets                         (8,632,339)              (62,305)
NET ASSETS:
 Beginning of year                   54,744,089               234,568
                                    -----------            ----------
 End of year                        $46,111,750              $172,263
                                    ===========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO             WELLS FARGO
                                   VAN KAMPEN V.I.        ADVANTAGE VT
                                       MID CAP            TOTAL RETURN
                                     GROWTH FUND            BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,078)                $599
 Net realized gain (loss) on
  security transactions                   26,264                    1
 Net realized gain on
  distributions                               --                1,815
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (45,232)                 603
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (24,046)               3,018
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                   --
 Net transfers                           (81,497)                  --
 Surrenders for benefit
  payments and fees                      (41,319)                  --
 Other transactions                           --                    5
 Death benefits                               --                   --
 Net annuity transactions                     --                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,816)                   5
                                     -----------            ---------
 Net increase (decrease) in
  net assets                            (146,862)               3,023
NET ASSETS:
 Beginning of year                       321,356               43,993
                                     -----------            ---------
 End of year                            $174,494              $47,016
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO          WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                   INTRINSIC          INTERNATIONAL             SMALL CAP
                                  VALUE FUND           EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(42)               $(16,691)               $(47,573)
 Net realized gain (loss) on
  security transactions                  25                  19,450                 234,385
 Net realized gain on
  distributions                          --                  76,606                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (118)               (323,393)               (326,081)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (135)               (244,028)               (139,269)
                                    -------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   4,703                  19,767
 Net transfers                          (56)                 12,058                (463,991)
 Surrenders for benefit
  payments and fees                      --                (184,337)               (310,864)
 Other transactions                      --                      58                       8
 Death benefits                          --                 (29,695)                (80,086)
 Net annuity transactions                --                      --                      --
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (56)               (197,213)               (835,166)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets                           (191)               (441,241)               (974,435)
NET ASSETS:
 Beginning of year                    3,789               1,958,734               3,727,963
                                    -------            ------------            ------------
 End of year                         $3,598              $1,517,493              $2,753,528
                                    =======            ============            ============

                                     WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,538)               $(1,351)
 Net realized gain (loss) on
  security transactions                   197,799                (61,628)
 Net realized gain on
  distributions                                --                 74,578
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (814,788)               (32,011)
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (673,527)               (20,412)
                                    -------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 32,421                     --
 Net transfers                            (15,324)                 5,567
 Surrenders for benefit
  payments and fees                      (854,421)               (17,746)
 Other transactions                            56                     (1)
 Death benefits                          (170,636)               (34,629)
 Net annuity transactions                      --                     --
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,007,904)               (46,809)
                                    -------------             ----------
 Net increase (decrease) in
  net assets                           (1,681,431)               (67,221)
NET ASSETS:
 Beginning of year                      8,707,476                341,032
                                    -------------             ----------
 End of year                           $7,026,045               $273,811
                                    =============             ==========

(n) Funded as of August 26, 2011.

(o) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $491,063                 $1,096,199
 Net realized gain (loss) on
  security transactions                    (574,017)                (3,234,182)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,586,383                  5,106,403
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,503,429                  2,968,420
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  189,012                    447,957
 Net transfers                              942,200                    729,032
 Surrenders for benefit
  payments and fees                      (6,449,945)                (7,921,553)
 Net annuity transactions                      (346)                        --
 Other                                           --                         51
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,319,079)                (6,744,513)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (1,815,650)                (3,776,093)
NET ASSETS:
 Beginning of year                       45,742,305                101,526,824
                                      -------------             --------------
 End of year                            $43,926,655                $97,750,731
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL           INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO          GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(198,023)                  $111,128                   $22,017                  $32
 Net realized gain (loss) on
  security transactions                   (188,326)                (1,256,594)                   21,845                   10
 Net realized gain on
  distributions                                 --                         --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,738,303                  6,111,371                   530,761                  373
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,351,954                  4,965,905                   574,623                  415
                                     -------------              -------------              ------------              -------
UNIT TRANSACTIONS:
 Purchases                                  28,111                    205,044                    30,412                  120
 Net transfers                           1,332,169                   (142,542)                  449,138                  (63)
 Surrenders for benefit
  payments and fees                     (1,058,861)                (4,396,094)                 (334,780)                 (37)
 Net annuity transactions                       --                         --                        --                   --
 Other                                          --                         --                        --                   --
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        301,419                 (4,333,592)                  144,770                   20
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets                             3,653,373                    632,313                   719,393                  435
NET ASSETS:
 Beginning of year                      14,131,217                 50,564,987                 5,172,450                3,454
                                     -------------              -------------              ------------              -------
 End of year                           $17,784,590                $51,197,300                $5,891,843               $3,889
                                     =============              =============              ============              =======

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,935)               $(209,172)                $(57,910)
 Net realized gain (loss) on
  security transactions                   48,857                  359,678                   58,388
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            278,762                2,626,329                1,185,939
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             317,684                2,776,835                1,186,417
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   993                   68,991                   42,789
 Net transfers                           124,976                 (583,026)                (418,032)
 Surrenders for benefit
  payments and fees                     (327,873)              (2,354,793)              (1,743,855)
 Net annuity transactions                      2                   18,813                   24,635
 Other                                        --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,902)              (2,850,015)              (2,094,463)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             115,782                  (73,180)                (908,046)
NET ASSETS:
 Beginning of year                     3,511,626               19,050,838               14,953,246
                                    ------------            -------------            -------------
 End of year                          $3,627,408              $18,977,658              $14,045,200
                                    ============            =============            =============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,635                 $(1,193)
 Net realized gain (loss) on
  security transactions                    296,624                  80,979
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25,496                 318,725
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               340,755                 398,511
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  55,212                  18,900
 Net transfers                            (435,929)                (63,406)
 Surrenders for benefit
  payments and fees                     (1,346,281)               (239,955)
 Net annuity transactions                   13,689                  (5,395)
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,713,309)               (289,856)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,372,554)                108,655
NET ASSETS:
 Beginning of year                       9,460,952               2,182,655
                                     -------------            ------------
 End of year                            $8,088,398              $2,291,310
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          BB&T
                                        BB&T                    BB&T                   BB&T              SPECIAL
                                       MID CAP            CAPITAL MANAGER             SELECT          OPPORTUNITIES
                                     GROWTH VIF              EQUITY VIF             EQUITY VIF         EQUITY VIF
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT          SUB-ACCOUNT (3)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,152)               $1,300                 $(3,303)          $(171,365)
 Net realized gain (loss) on
  security transactions                  (928,857)              (57,665)               (169,071)             36,172
 Net realized gain on
  distributions                                --                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             911,603               154,300                 415,082           1,841,467
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (18,406)               97,935                 242,708           1,706,274
                                    -------------            ----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    84                  18,340              28,469
 Net transfers                         (1,068,308)               34,297                (171,176)           (176,670)
 Surrenders for benefit
  payments and fees                        (4,471)              (47,894)               (154,831)         (1,197,879)
 Net annuity transactions                 (14,862)                   --                      --                  --
 Other                                         --                    --                      39                 195
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,641)              (13,513)               (307,628)         (1,345,885)
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets                           (1,106,047)               84,422                 (64,920)            360,389
NET ASSETS:
 Beginning of year                      1,106,047               721,910               2,579,044          12,771,369
                                    -------------            ----------            ------------       -------------
 End of year                                 $ --              $806,332              $2,514,124         $13,131,758
                                    =============            ==========            ============       =============

                                                                                   WELLS FARGO
                                        BB&T               EVERGREEN VA            ADVANTAGE VT
                                    TOTAL RETURN        DIVERSIFIED CAPITAL           OMEGA
                                      BOND VIF             BUILDER FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (4)       SUB-ACCOUNT (5)(6)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $179,915                 $4,487                $(1,920)
 Net realized gain (loss) on
  security transactions                   29,860               (104,200)                 2,468
 Net realized gain on
  distributions                           12,558                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            218,851                114,588                 41,881
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             441,184                 14,875                 42,429
                                    ------------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 3,013                     --                     --
 Net transfers                           248,764               (425,786)                59,583
 Surrenders for benefit
  payments and fees                     (752,409)                (3,398)               (21,779)
 Net annuity transactions                     --                     --                     --
 Other                                        --                     --                     --
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (500,632)              (429,184)                37,804
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets                             (59,448)              (414,309)                80,234
NET ASSETS:
 Beginning of year                     7,299,566                414,309                248,337
                                    ------------            -----------             ----------
 End of year                          $7,240,118                   $ --               $328,571
                                    ============            ===========             ==========

(2)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

(3)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

(4) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(5)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                        CORE               EQUITY-INCOME
                                    EQUITY FUND              PORTFOLIO
                                  SUB-ACCOUNT (7)           SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,868)                 $46,543
 Net realized gain (loss) on
  security transactions                   2,086               (1,213,684)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,306                8,314,837
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,524                7,147,696
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  259,994
 Net transfers                          109,993                  135,975
 Surrenders for benefit
  payments and fees                     (15,512)              (4,740,151)
 Net annuity transactions                    --                       --
 Other                                       --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      94,481               (4,344,182)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            136,005                2,803,514
NET ASSETS:
 Beginning of year                      205,027               55,897,766
                                     ----------            -------------
 End of year                           $341,032              $58,701,280
                                     ==========            =============

(7) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP             VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(259,892)         $(1,321,604)        $(1,094,657)               $(90,159)
 Net realized gain (loss) on
  security transactions             (114,512)          (8,875,237)           (809,195)                  9,776
 Net realized gain on
  distributions                       62,293              132,636             257,845                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,055,707           51,985,182          20,289,426               1,661,003
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,743,596           41,920,977          18,643,419               1,580,620
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           109,652            1,575,565             438,172                  20,753
 Net transfers                       110,441           (7,270,198)           (350,029)                951,095
 Surrenders for benefit
  payments and fees               (1,144,222)         (21,668,863)         (5,900,630)               (406,110)
 Net annuity transactions                 --               (2,504)               (904)                     --
 Other                                    --                  565                  --                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (924,129)         (27,365,435)         (5,813,391)                565,738
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       2,819,467           14,555,542          12,830,028               2,146,358
NET ASSETS:
 Beginning of year                17,808,495          299,242,105          74,411,316               6,461,966
                               -------------       --------------       -------------            ------------
 End of year                     $20,627,962         $313,797,647         $87,241,344              $8,608,324
                               =============       ==============       =============            ============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,960)              $1,942                $(46,264)
 Net realized gain (loss) on
  security transactions                  (44,046)                  18                  53,839
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,265                1,884                 568,261
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              91,259                3,844                 575,836
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,183                   --                  10,203
 Net transfers                           704,312               19,246                (251,073)
 Surrenders for benefit
  payments and fees                      (40,233)                  --                (459,667)
 Net annuity transactions                     --                   --                      --
 Other                                        --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      665,262               19,246                (700,537)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                             756,521               23,090                (124,701)
NET ASSETS:
 Beginning of year                       434,985               15,732               2,800,251
                                    ------------            ---------            ------------
 End of year                          $1,191,506              $38,822              $2,675,550
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7)                $256,007
 Net realized gain (loss) on
  security transactions                   37                   99,537
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            475                  369,631
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             505                  725,175
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                60                   15,914
 Net transfers                           (48)                  (4,774)
 Surrenders for benefit
  payments and fees                      (19)              (1,429,291)
 Net annuity transactions                 --                   40,146
 Other                                    --                       --
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (7)              (1,378,005)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             498                 (652,830)
NET ASSETS:
 Beginning of year                     1,734                8,273,770
                                     -------            -------------
 End of year                          $2,232               $7,620,940
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,272)                  $(191)                $(7,671)                $4
 Net realized gain (loss) on
  security transactions                    60,487                  77,945                  29,131                  3
 Net realized gain on
  distributions                                --                      --                      --                  6
 Net unrealized appreciation
  (depreciation) of
  investments during the year             581,687                 129,145                  68,292                276
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              622,902                 206,899                  89,752                289
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,264                  12,350                     264                 --
 Net transfers                           (202,654)               (133,298)                (13,126)                --
 Surrenders for benefit
  payments and fees                      (922,183)               (176,662)               (243,512)               (28)
 Net annuity transactions                   3,850                   7,476                      --                 --
 Other                                         --                      --                      --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,117,723)               (290,134)               (256,374)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (494,821)                (83,235)               (166,622)               261
NET ASSETS:
 Beginning of year                      7,689,391               1,712,188               2,079,359              2,275
                                    -------------            ------------            ------------            -------
 End of year                           $7,194,570              $1,628,953              $1,912,737             $2,536
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      ADVISERS           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (8)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,223          $10,372,097           $(282,055)
 Net realized gain (loss) on
  security transactions                (1,039,101)           1,043,973             (41,982)
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,810,794           11,110,749           5,716,244
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,774,916           22,526,819           5,392,207
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                190,719            1,865,688             325,919
 Net transfers                          1,184,008           15,864,738           7,367,044
 Surrenders for benefit
  payments and fees                    (2,155,794)         (35,222,233)         (3,652,222)
 Net annuity transactions                      --               39,046                  --
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (781,067)         (17,452,761)          4,040,741
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,993,849            5,074,058           9,432,948
NET ASSETS:
 Beginning of year                     27,650,202          378,054,879          35,889,401
                                    -------------       --------------       -------------
 End of year                          $29,644,051         $383,128,937         $45,322,349
                                    =============       ==============       =============

(8) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH           GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (9)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,179,532                  $238
 Net realized gain (loss) on
  security transactions             (4,194,275)               20,642
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       30,433,686                81,482
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        27,418,943               102,362
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                           1,700,821                   460
 Net transfers                         162,848               305,812
 Surrenders for benefit
  payments and fees                (18,793,148)              (97,219)
 Net annuity transactions               (1,371)                   --
 Other                                      --                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (16,930,850)              209,053
                                --------------            ----------
 Net increase (decrease) in
  net assets                        10,488,093               311,415
NET ASSETS:
 Beginning of year                 252,080,791               662,118
                                --------------            ----------
 End of year                      $262,568,884              $973,533
                                ==============            ==========

(9)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                     HARTFORD
                                      HARTFORD          DISCIPLINED                HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY                   GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND                 HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (10)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(68,489)           $(343,806)               $(146,432)          $(553,363)
 Net realized gain (loss) on
  security transactions                 (321,967)          (4,833,812)                (428,663)         (1,853,745)
 Net realized gain on
  distributions                               --                   --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,013,042           23,696,964                2,247,071           7,736,831
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             622,586           18,519,346                1,671,976           5,329,723
                                    ------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                25,843              608,662                   55,954             242,765
 Net transfers                            23,589           (4,803,549)                (941,664)         (2,374,390)
 Surrenders for benefit
  payments and fees                     (322,400)         (13,549,006)                (668,126)         (2,579,257)
 Net annuity transactions                     --                   --                       --                  --
 Other                                        --                   --                       --                  --
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (272,968)         (17,743,893)              (1,553,836)         (4,710,882)
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                             349,618              775,453                  118,140             618,841
NET ASSETS:
 Beginning of year                     5,723,155          161,226,318               11,118,703          38,427,685
                                    ------------       --------------            -------------       -------------
 End of year                          $6,072,773         $162,001,771              $11,236,843         $39,046,526
                                    ============       ==============            =============       =============

                                                                                   HARTFORD
                                 HARTFORD                 HARTFORD              INTERNATIONAL
                                HIGH YIELD                 INDEX                OPPORTUNITIES
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (11)(12)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(372,664)                $19,370                  $(84,208)
 Net realized gain (loss) on
  security transactions              534,320                  39,096               (19,649,490)
 Net realized gain on
  distributions                           --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,685,543                 844,976                29,097,632
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,847,199                 903,442                 9,363,934
                               -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                           105,954                  71,031                   442,789
 Net transfers                     2,558,083                 342,054                (4,034,575)
 Surrenders for benefit
  payments and fees               (3,264,714)               (854,181)               (6,100,075)
 Net annuity transactions            (40,914)                     --                        --
 Other                                    --                      --                        --
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (641,591)               (441,096)               (9,691,861)
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets                       5,205,608                 462,346                  (327,927)
NET ASSETS:
 Beginning of year                40,040,874               7,103,546                82,848,807
                               -------------            ------------            --------------
 End of year                     $45,246,482              $7,565,892               $82,520,880
                               =============            ============            ==============

(10) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(11) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(12) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                     SMALL/MID CAP               HARTFORD
                                        EQUITY                 MIDCAP VALUE
                                       HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (13)        SUB-ACCOUNT (14)(15)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(36,369)                 $(4,487)
 Net realized gain (loss) on
  security transactions                     52,746                  252,559
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              658,345                  132,594
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               674,722                  380,666
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                  65,499                    1,636
 Net transfers                          (2,191,417)                 693,760
 Surrenders for benefit
  payments and fees                       (270,702)                (188,162)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,396,620)                 507,234
                                     -------------             ------------
 Net increase (decrease) in
  net assets                            (1,721,898)                 887,900
NET ASSETS:
 Beginning of year                       6,159,513                1,438,855
                                     -------------             ------------
 End of year                            $4,437,615               $2,326,755
                                     =============             ============

(13) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(14) Funded July 30, 2010.

(15) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,255,954)               $(304,621)               $(260,228)           $(55,561)
 Net realized gain (loss) on
  security transactions                    (2)                (187,304)                (272,661)           (543,902)
 Net realized gain on
  distributions                            --                       --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               3                4,907,051                5,565,889           2,320,233
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,255,953)               4,415,126                5,033,000           1,720,770
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,395,842                  106,271                  271,061             112,288
 Net transfers                     (9,070,648)                (329,251)                (645,111)           (909,872)
 Surrenders for benefit
  payments and fees               (26,606,328)              (1,453,727)              (1,421,162)           (898,651)
 Net annuity transactions               6,502                       --                       --                  --
 Other                                  5,655                       --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (34,268,977)              (1,676,707)              (1,795,212)         (1,696,235)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                      (35,524,930)               2,738,419                3,237,788              24,535
NET ASSETS:
 Beginning of year                108,889,816               20,889,417               17,411,821          14,741,202
                               --------------            -------------            -------------       -------------
 End of year                      $73,364,886              $23,627,836              $20,649,609         $14,765,737
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT              HARTFORD            AMERICAN FUNDS
                                      SECURITIES                  VALUE                  BOND
                                       HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (16)(17)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,086,005                 $(59,989)                $127
 Net realized gain (loss) on
  security transactions                    260,954               (7,927,002)                  41
 Net realized gain on
  distributions                                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (843,093)              14,464,250                  342
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,503,866                6,477,259                  510
                                    --------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 923,006                  315,268                  360
 Net transfers                             987,220               (2,591,059)                 372
 Surrenders for benefit
  payments and fees                    (15,497,571)              (4,038,703)                (125)
 Net annuity transactions                    8,096                  (13,642)                  --
 Other                                          --                       --                   --
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,579,249)              (6,328,136)                 607
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets                           (10,075,383)                 149,123                1,117
NET ASSETS:
 Beginning of year                     151,419,367               54,986,405                9,799
                                    --------------            -------------            ---------
 End of year                          $141,343,984              $55,135,528              $10,916
                                    ==============            =============            =========

(16) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(17) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1)                 $(31)
 Net realized gain (loss) on
  security transactions                  --                    47
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13                 1,076
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             12                 1,092
                                       ----               -------
UNIT TRANSACTIONS:
 Purchases                               --                   210
 Net transfers                            1                   (84)
 Surrenders for benefit
  payments and fees                      --                   (68)
 Net annuity transactions                --                    --
 Other                                   --                    --
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1                    58
                                       ----               -------
 Net increase (decrease) in
  net assets                             13                 1,150
NET ASSETS:
 Beginning of year                       61                 6,010
                                       ----               -------
 End of year                            $74                $7,160
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1)                 $24,411                 $96,037                $(20,947)
 Net realized gain (loss) on
  security transactions                   31                 (130,077)               (188,622)                (86,267)
 Net realized gain on
  distributions                           15                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255                  286,282                 520,363                 228,713
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             300                  180,616                 427,778                 121,499
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               150                    8,798                  34,573                  24,999
 Net transfers                           144                  (21,337)               (105,698)               (142,427)
 Surrenders for benefit
  payments and fees                      (45)                (278,328)               (511,237)               (148,494)
 Net annuity transactions                 --                       --                      --                      --
 Other                                    --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      249                 (290,867)               (582,362)               (265,922)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             549                 (110,251)               (154,584)               (144,423)
NET ASSETS:
 Beginning of year                     4,195                1,943,094               3,536,837               1,749,825
                                     -------             ------------            ------------            ------------
 End of year                          $4,744               $1,832,843              $3,382,253              $1,605,402
                                     =======             ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,417)               $(29,103)              $(2,895)
 Net realized gain (loss) on
  security transactions                  (29,655)               (174,692)              (24,566)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            478,476                 501,612                74,953
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             432,404                 297,817                47,492
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                16,026                  19,922                78,944
 Net transfers                          (104,553)               (137,760)              (26,854)
 Surrenders for benefit
  payments and fees                     (193,337)               (228,354)              (55,539)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (281,864)               (346,192)               (3,449)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             150,540                 (48,375)               44,043
NET ASSETS:
 Beginning of year                     2,191,053               2,297,960               836,694
                                    ------------            ------------            ----------
 End of year                          $2,341,593              $2,249,585              $880,737
                                    ============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA
                                    EQUITY FUND         MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,975)             $(5,215)
 Net realized gain (loss) on
  security transactions                   (2,208)             (65,435)
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            196,353              177,091
                                    ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,170              106,441
                                    ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                25,351                2,211
 Net transfers                           183,615              (69,898)
 Surrenders for benefit
  payments and fees                     (219,637)             (82,893)
 Net annuity transactions                     --                   --
 Other                                        --                   --
                                    ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (10,671)            (150,580)
                                    ------------          -----------
 Net increase (decrease) in
  net assets                             179,499              (44,139)
NET ASSETS:
 Beginning of year                     2,375,563              968,483
                                    ------------          -----------
 End of year                          $2,555,062             $924,344
                                    ============          ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                                 LORD ABBETT           LORD ABBETT
                                     MORTGAGE           HUNTINGTON VA           FUNDAMENTAL             CAPITAL
                                 SECURITIES FUND          SITUS FUND            EQUITY FUND          STRUCTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (18)       SUB-ACCOUNT (19)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,208              $(45,009)             $(109,890)              $68,828
 Net realized gain (loss) on
  security transactions                   7,888               (52,558)               (42,801)              (11,433)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,141             1,126,137              1,654,381               607,786
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,237             1,028,570              1,501,690               665,181
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                3,163                39,365                 29,950                 7,395
 Net transfers                          122,320              (109,526)               387,362              (205,247)
 Surrenders for benefit
  payments and fees                    (198,859)             (491,223)            (1,075,636)             (346,274)
 Net annuity transactions                    --                    --                     --                    --
 Other                                       --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (73,376)             (561,384)              (658,324)             (544,126)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                            (24,139)              467,186                843,366               121,055
NET ASSETS:
 Beginning of year                    1,537,739             4,031,556              9,373,468             5,618,773
                                   ------------          ------------          -------------          ------------
 End of year                         $1,513,600            $4,498,742            $10,216,834            $5,739,828
                                   ============          ============          =============          ============

                                    LORD ABBETT        LORD ABBETT            LORD ABBETT
                                  BOND-DEBENTURE        GROWTH AND              CLASSIC
                                       FUND            INCOME FUND             STOCK FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (20)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,013,279           $(921,085)             $(68,892)
 Net realized gain (loss) on
  security transactions                  162,079          (3,440,016)               30,257
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,304,447          19,830,289               796,807
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,479,805          15,469,188               758,172
                                   -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                               193,663             619,550                31,633
 Net transfers                         3,168,108          (2,403,071)              309,521
 Surrenders for benefit
  payments and fees                   (3,834,971)         (7,588,237)             (509,779)
 Net annuity transactions                     --              (2,635)                 (353)
 Other                                        --                  --                    --
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (473,200)         (9,374,393)             (168,978)
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets                           4,006,605           6,094,795               589,194
NET ASSETS:
 Beginning of year                    41,814,140         105,584,189             6,195,347
                                   -------------      --------------          ------------
 End of year                         $45,820,745        $111,678,984            $6,784,541
                                   =============      ==============          ============

(18) Formerly Lord Abbett All Value Fund. Change effective May 1, 2010.

(19) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

(20) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    MFS(R) CORE              MFS(R)
                                    EQUITY FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,303)              $(8,037)
 Net realized gain (loss) on
  security transactions                 (42,268)               (8,241)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            87,031                84,303
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,460                68,025
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   264
 Net transfers                            1,214                (7,910)
 Surrenders for benefit
  payments and fees                     (84,920)              (34,907)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,706)              (42,553)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (40,246)               25,472
NET ASSETS:
 Beginning of year                      363,669               522,942
                                     ----------            ----------
 End of year                           $323,423              $548,414
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS          MFS(R) TOTAL             MFS(R)
                                    STOCK FUND            TRUST FUND              RETURN FUND           VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,141)               $(4,213)                 $83,584                $17
 Net realized gain (loss) on
  security transactions                    534                 21,441                  (77,737)                10
 Net realized gain on
  distributions                             --                     --                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,853                 50,222                  577,342                646
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,246                 67,450                  583,189                673
                                    ----------            -----------            -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    400                       --                210
 Net transfers                         (23,525)              (101,748)                  24,096                172
 Surrenders for benefit
  payments and fees                    (20,707)               (98,140)              (1,664,509)               (67)
 Net annuity transactions                   --                     --                   47,014                 --
 Other                                      --                     --                       --                 --
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,232)              (199,488)              (1,593,399)               315
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets                           (15,986)              (132,038)              (1,010,210)               988
NET ASSETS:
 Beginning of year                     299,829                962,645                8,693,324              5,969
                                    ----------            -----------            -------------            -------
 End of year                          $283,843               $830,607               $7,683,114             $6,957
                                    ==========            ===========            =============            =======

                                     INVESCO
                                 VAN KAMPEN V.I.          UIF CORE PLUS           UIF EMERGING
                                    EQUITY AND            FIXED INCOME            MARKETS DEBT
                                   INCOME FUND              PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (21)       SUB-ACCOUNT (22)        SUB-ACCOUNT (23)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7                 $351,695                $20,432
 Net realized gain (loss) on
  security transactions                  1,356                  (89,189)                 1,159
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,699                  189,300                 39,091
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,062                  451,806                 60,682
                                    ----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                    2,424                     --
 Net transfers                             445                  (99,273)               125,895
 Surrenders for benefit
  payments and fees                    (20,121)              (1,756,136)              (257,714)
 Net annuity transactions                   --                        2                     --
 Other                                      --                       --                     --
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,676)              (1,852,983)              (131,819)
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets                            (2,614)              (1,401,177)               (71,137)
NET ASSETS:
 Beginning of year                     189,276                8,918,390                825,911
                                    ----------            -------------            -----------
 End of year                          $186,662               $7,517,213               $754,774
                                    ==========            =============            ===========

(21) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS EQUITY               HIGH
                                       PORTFOLIO              YIELD FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (25)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(269,617)               $69,889
 Net realized gain (loss) on
  security transactions                    (97,451)                  (838)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,726,590                 10,157
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,359,522                 79,208
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 138,749                     --
 Net transfers                           1,928,329                (66,858)
 Surrenders for benefit
  payments and fees                     (2,014,210)              (187,884)
 Net annuity transactions                  (12,690)                    --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         40,178               (254,742)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             4,399,700               (175,534)
NET ASSETS:
 Beginning of year                      27,376,907                927,928
                                     -------------            -----------
 End of year                           $31,776,607               $752,394
                                     =============            ===========

(24) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(25) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF MID CAP            VAN KAMPEN V.I.         MORGAN STANLEY --      INVESCO V.I. SELECT
                                       GROWTH                   MID CAP               FOCUS GROWTH              DIMENSIONS
                                      PORTFOLIO               VALUE FUND                PORTFOLIO             BALANCED FUND
                                  SUB-ACCOUNT (26)         SUB-ACCOUNT (27)            SUB-ACCOUNT           SUB-ACCOUNT (28)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(177,238)                $(80,331)               $(110,076)                $24,827
 Net realized gain (loss) on
  security transactions                    43,560                  (36,931)                  29,644                 (21,277)
 Net realized gain on
  distributions                                --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,288,971                2,375,179                1,879,892                 374,373
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,155,293                2,257,917                1,799,460                 377,923
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 57,115                   64,522                      610                   3,000
 Net transfers                            813,493                  256,412                 (192,684)                (48,946)
 Surrenders for benefit
  payments and fees                      (964,666)              (1,126,955)              (1,087,295)               (526,400)
 Net annuity transactions                      --                   (6,875)                  13,651                 (11,091)
 Other                                         --                       --                       --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (94,058)                (812,896)              (1,265,718)               (583,437)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            3,061,235                1,445,021                  533,742                (205,514)
NET ASSETS:
 Beginning of year                     10,724,623               11,633,476                7,900,405               4,678,748
                                    -------------            -------------            -------------            ------------
 End of year                          $13,785,858              $13,078,497               $8,434,147              $4,473,234
                                    =============            =============            =============            ============

                                 MORGAN STANLEY --       MORGAN STANLEY --
                                      CAPITAL                 MID CAP            MORGAN STANLEY --
                                   OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,307)               $(33,440)                $98,209
 Net realized gain (loss) on
  security transactions                   19,558                 172,863                 (62,886)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            485,918                 536,185                 113,900
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             472,169                 675,608                 149,223
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 3,500                   3,260                      --
 Net transfers                           (37,874)                (94,646)                (30,277)
 Surrenders for benefit
  payments and fees                     (328,789)               (309,144)               (497,080)
 Net annuity transactions                  3,358                   8,163                   7,366
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (359,805)               (392,367)               (519,991)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             112,364                 283,241                (370,768)
NET ASSETS:
 Beginning of year                     2,247,873               2,402,345               2,223,127
                                    ------------            ------------            ------------
 End of year                          $2,360,237              $2,685,586              $1,852,359
                                    ============            ============            ============

(26) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(28) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT    MORGAN STANLEY --
                                     DIMENSIONS              CAPITAL
                                      DIVIDEND                GROWTH
                                  GROWTH PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT (29)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $28,419              $(28,208)
 Net realized gain (loss) on
  security transactions                   (65,660)              130,530
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             813,401               253,241
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              776,160               355,563
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  3,049                   600
 Net transfers                           (293,297)             (136,018)
 Surrenders for benefit
  payments and fees                    (1,543,124)             (337,497)
 Net annuity transactions                 119,518                 7,438
 Other                                         --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,713,854)             (465,477)
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (937,694)             (109,914)
NET ASSETS:
 Beginning of year                      9,998,612             1,985,852
                                    -------------          ------------
 End of year                           $9,060,918            $1,875,938
                                    =============          ============

(29) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             INVESCO V.I. SELECT
                                                       MORGAN STANLEY --         DIMENSIONS
                                 MORGAN STANLEY --           GLOBAL           EQUALLY-WEIGHTED         UIF SMALL
                                   MONEY MARKET          INFRASTRUCTURE            S&P 500           COMPANY GROWTH
                                     PORTFOLIO             PORTFOLIO                FUND               PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (30)      SUB-ACCOUNT (31)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(150,728)              $25,743               $(20,798)            $(8,678)
 Net realized gain (loss) on
  security transactions                       (1)              174,953                124,176                (765)
 Net realized gain on
  distributions                               --               124,557                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  1              (204,057)             1,546,770             104,839
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (150,728)              121,196              1,650,148              95,396
                                   -------------          ------------          -------------          ----------
UNIT TRANSACTIONS:
 Purchases                                 6,020                    10                 16,553                 400
 Net transfers                         1,913,863              (344,153)              (379,036)             48,906
 Surrenders for benefit
  payments and fees                   (4,109,507)             (407,309)            (1,291,756)            (45,609)
 Net annuity transactions                 (8,563)               89,228                (62,518)                 --
 Other                                        --                    --                     --                  --
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,198,187)             (662,224)            (1,716,757)              3,697
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets                          (2,348,915)             (541,028)               (66,609)             99,093
NET ASSETS:
 Beginning of year                    10,656,905             3,209,483              9,538,700             376,418
                                   -------------          ------------          -------------          ----------
 End of year                          $8,307,990            $2,668,455             $9,472,091            $475,511
                                   =============          ============          =============          ==========


                                                       MTB MANAGED
                                   UIF GLOBAL           ALLOCATION           OPPENHEIMER
                                   FRANCHISE         FUND -- MODERATE      SMALL- & MID-CAP
                                   PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                SUB-ACCOUNT (32)       SUB-ACCOUNT         SUB-ACCOUNT (33)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(8,992)             $(19,599)             $(35,436)
 Net realized gain (loss) on
  security transactions                11,889                (4,237)               (7,073)
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          67,014               265,512               632,379
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           69,911               241,676               589,870
                                   ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              2,989               144,556                 7,417
 Net transfers                         26,835              (276,644)              701,476
 Surrenders for benefit
  payments and fees                   (46,282)             (188,854)             (145,402)
 Net annuity transactions                  --                    --                    --
 Other                                     --                    --                    --
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (16,458)             (320,942)              563,491
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets                           53,453               (79,266)            1,153,361
NET ASSETS:
 Beginning of year                    588,775             3,031,996             2,042,025
                                   ----------          ------------          ------------
 End of year                         $642,228            $2,952,730            $3,195,386
                                   ==========          ============          ============

(30) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Fund. Change effective June 1, 2010.

(31) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

(32) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(33) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                   CAPITAL                OPPENHEIMER
                                APPRECIATION           GLOBAL SECURITIES
                                   FUND/VA                  FUND/VA
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(674,617)                $(310,495)
 Net realized gain (loss) on
  security transactions              (863,697)               (3,163,449)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,029,879                24,510,384
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,491,565                21,036,440
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            199,915                   863,889
 Net transfers                       (621,103)               (3,323,149)
 Surrenders for benefit
  payments and fees                (3,669,370)              (11,332,596)
 Net annuity transactions                  --                    (2,599)
 Other                                     --                        --
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,090,558)              (13,794,455)
                                -------------            --------------
 Net increase (decrease) in
  net assets                         (598,993)                7,241,985
NET ASSETS:
 Beginning of year                 48,461,503               162,032,604
                                -------------            --------------
 End of year                      $47,862,510              $169,274,589
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET          PUTNAM VT               PUTNAM VT
                                    MAIN STREET          SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                     FUND(R)/VA         FUND(R)/VA          INCOME FUND           ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,310)          $(618,530)         $5,693,443                $256,353
 Net realized gain (loss) on
  security transactions                 (226,039)         (1,744,140)            187,510                  (5,500)
 Net realized gain on
  distributions                               --                  --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,377,060          13,754,730          (1,023,910)                570,133
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,085,711          11,392,060           4,857,043                 820,986
                                    ------------       -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                36,781             236,054                  --                  29,766
 Net transfers                          (263,190)         (2,674,842)          4,844,053               1,179,607
 Surrenders for benefit
  payments and fees                     (639,114)         (4,661,500)         (3,652,711)               (505,497)
 Net annuity transactions                     --                  --                (421)                     --
 Other                                        --                  --                  --                      --
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (865,523)         (7,100,288)          1,190,921                 703,876
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets                             220,188           4,291,772           6,047,964               1,524,862
NET ASSETS:
 Beginning of year                     8,458,373          57,246,863          43,044,632               6,046,084
                                    ------------       -------------       -------------            ------------
 End of year                          $8,678,561         $61,538,635         $49,092,596              $7,570,946
                                    ============       =============       =============            ============


                                     PUTNAM VT               PUTNAM VT          PUTNAM VT
                                     GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                    INCOME FUND             VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (34)      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(250)               $13,850            $953,865
 Net realized gain (loss) on
  security transactions                 (114,867)               (14,480)         (1,669,305)
 Net realized gain on
  distributions                               --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            649,012                 35,482           4,762,430
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             533,895                 34,852           4,046,990
                                    ------------            -----------       -------------
UNIT TRANSACTIONS:
 Purchases                                 8,080                  2,449             194,855
 Net transfers                           364,342                (29,365)           (504,326)
 Surrenders for benefit
  payments and fees                     (317,635)               (73,656)         (4,152,401)
 Net annuity transactions                     --                     --                  --
 Other                                        --                     --                  --
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       54,787               (100,572)         (4,461,872)
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets                             588,682                (65,720)           (414,882)
NET ASSETS:
 Beginning of year                     4,145,275                785,159          51,160,897
                                    ------------            -----------       -------------
 End of year                          $4,733,957               $719,439         $50,746,015
                                    ============            ===========       =============

(34) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                       PUTNAM VT                MULTI-CAP
                                    INVESTORS FUND             GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (35)(36)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(62,871)                $(15,013)
 Net realized gain (loss) on
  security transactions                   (297,512)                 (23,336)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,788,384                  285,647
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,428,001                  247,298
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 115,591                    1,738
 Net transfers                            (575,032)                 272,497
 Surrenders for benefit
  payments and fees                     (2,403,107)                (111,858)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,862,548)                 162,377
                                     -------------             ------------
 Net increase (decrease) in
  net assets                               565,453                  409,675
NET ASSETS:
 Beginning of year                      29,245,066                  704,795
                                     -------------             ------------
 End of year                           $29,810,519               $1,114,470
                                     =============             ============

(35) Funded September 24, 2010.

(36) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PUTNAM VT                                   PUTNAM VT
                                 SMALL CAP           GEORGE PUTNAM           PUTNAM VT               EQUITY
                                VALUE FUND           BALANCED FUND          VOYAGER FUND          INCOME FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (37)        SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(452,849)             $146,625               $(8,844)              $19,285
 Net realized gain (loss) on
  security transactions           (1,506,343)             (176,127)               28,737               131,652
 Net realized gain on
  distributions                           --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,392,103               373,544               671,276               478,917
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,432,911               344,042               691,169               629,854
                               -------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                           159,201                10,694                 6,407                13,218
 Net transfers                    (1,435,544)             (298,928)              501,040                51,358
 Surrenders for benefit
  payments and fees               (2,913,896)             (222,895)             (290,076)             (355,445)
 Net annuity transactions                 --                    --                  (712)                   --
 Other                                    --                    --                    --                    --
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,190,239)             (511,129)              216,659              (290,869)
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                       4,242,672              (167,087)              907,828               338,985
NET ASSETS:
 Beginning of year                37,246,459             3,992,693             3,788,975             5,976,725
                               -------------          ------------          ------------          ------------
 End of year                     $41,489,131            $3,825,606            $4,696,803            $6,315,710
                               =============          ============          ============          ============

                                                          INVESCO
                                    PIONEER           VAN KAMPEN V.I.            INVESCO
                                    FUND VCT            GROWTH AND           VAN KAMPEN V.I.
                                   PORTFOLIO            INCOME FUND           COMSTOCK FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (38)       SUB-ACCOUNT (39)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,775)             $(490,049)             $(745,717)
 Net realized gain (loss) on
  security transactions                (8,365)              (644,263)            (1,990,287)
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          54,222              4,627,019              9,638,338
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           43,082              3,492,707              6,902,334
                                   ----------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 93                114,707                213,879
 Net transfers                        (25,592)              (337,478)              (870,353)
 Surrenders for benefit
  payments and fees                   (48,762)            (3,144,443)            (4,672,288)
 Net annuity transactions                  --                   (465)                    --
 Other                                     --                     --                     --
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (74,261)            (3,367,679)            (5,328,762)
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets                          (31,179)               125,028              1,573,572
NET ASSETS:
 Beginning of year                    385,438             36,321,876             53,170,517
                                   ----------          -------------          -------------
 End of year                         $354,259            $36,446,904            $54,744,089
                                   ==========          =============          =============

(37) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(38) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(39) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO             INVESCO
                                 VAN KAMPEN V.I.     VAN KAMPEN V.I.
                                     CAPITAL             MID CAP
                                   GROWTH FUND         GROWTH FUND
                                 SUB-ACCOUNT (40)    SUB-ACCOUNT (41)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,309)            $(5,548)
 Net realized gain (loss) on
  security transactions                 1,579              11,159
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,963              60,339
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           34,233              65,950
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                  --
 Net transfers                         (3,563)             46,152
 Surrenders for benefit
  payments and fees                    (4,680)            (27,777)
 Net annuity transactions                  --                  --
 Other                                     --                  --
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,243)             18,375
                                     --------            --------
 Net increase (decrease) in
  net assets                           25,990              84,325
NET ASSETS:
 Beginning of year                    208,578             237,031
                                     --------            --------
 End of year                         $234,568            $321,356
                                     ========            ========

(40) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(41) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    WELLS FARGO          WELLS FARGO          WELLS FARGO
                                   INVESCO          ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                               VAN KAMPEN V.I.      TOTAL RETURN          INTRINSIC          INTERNATIONAL
                               GOVERNMENT FUND       BOND FUND            VALUE FUND          EQUITY FUND
                               SUB-ACCOUNT (42)   SUB-ACCOUNT (43)   SUB-ACCOUNT (44)(45)   SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(9,695)             $897                 $(30)              $(10,816)
 Net realized gain (loss) on
  security transactions               2,035               189                 (602)              (866,368)
 Net realized gain on
  distributions                          --             1,952                   --                 57,517
 Net unrealized appreciation
  (depreciation) of
  investments during the year        21,279              (296)               1,035              1,058,884
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         13,619             2,742                  403                239,217
                                   --------           -------               ------             ----------
UNIT TRANSACTIONS:
 Purchases                              400                --                   --                 11,106
 Net transfers                       75,168            41,251                  (38)               210,235
 Surrenders for benefit
  payments and fees                 (85,899)               --                   --               (147,597)
 Net annuity transactions                --                --                   --                     --
 Other                                   --                --                   --                     --
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,331)           41,251                  (38)                73,744
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets                          3,288            43,993                  365                312,961
NET ASSETS:
 Beginning of year                  466,990                --                3,424              1,645,773
                                   --------           -------               ------             ----------
 End of year                       $470,278           $43,993               $3,789             $1,958,734
                                   ========           =======               ======             ==========

                                  WELLS FARGO         WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT        ADVANTAGE VT
                                     MONEY             SMALL CAP           SMALL CAP
                                  MARKET FUND         GROWTH FUND          VALUE FUND
                                SUB-ACCOUNT (47)    SUB-ACCOUNT (48)    SUB-ACCOUNT (49)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(296)             $(55,972)          $(120,370)
 Net realized gain (loss) on
  security transactions                  --              (980,354)         (3,765,600)
 Net realized gain on
  distributions                          --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            --             1,746,855           5,285,242
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (296)              710,529           1,399,272
                                    -------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                               --                 2,062              17,660
 Net transfers                      (70,048)              153,640            (542,940)
 Surrenders for benefit
  payments and fees                      (2)             (313,193)           (712,722)
 Net annuity transactions                --                    --                  --
 Other                                   --                    --                  --
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (70,050)             (157,491)         (1,238,002)
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets                        (70,346)              553,038             161,270
NET ASSETS:
 Beginning of year                   70,346             3,174,925           8,546,206
                                    -------            ----------          ----------
 End of year                           $ --            $3,727,963          $8,707,476
                                    =======            ==========          ==========

(42) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

(43) Funded April 23, 2010.

(44) Funded July 16, 2010.

(45) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(46) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(47) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(48) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(49) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund (merged with Invesco Van Kampen V.I. Government Fund), Invesco V.I. High Yield Fund (merged with Invesco Van Kampen V.I. High Yield Fund), Invesco V.I. International Growth Fund, Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF), Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF), Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF), Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF), Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Fund, MFS(R) Growth Fund, MFS(R) Investors Growth Stock Fund, MFS(R) Investors Trust Fund, MFS(R) Total Return Fund, MFS(R) Value Fund, Invesco Van Kampen V.I. Equity and Income Fund (merged with Invesco V.I. Select Dimensions Balanced Fund), UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley Capital Opportunities Portfolio), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, Morgan Stanley Growth Portfolio (formerly Morgan Stanley Capital Growth Portfolio), Morgan Stanley Money Market Portfolio, Morgan Stanley Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, MTB Managed Allocation Fund -- Moderate Growth II, Oppenheimer Small-& Mid-Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/ VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund(R)/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund,

-------------------------------------------------------------------------------

    Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: BB&T Mid Cap Growth VIF, Evergreen VA Diversified Capital Builder Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       g) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             $4,524,071     $8,774,371
AllianceBernstein VPS International Value
 Portfolio                                             15,207,320     14,062,174
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              2,070,055      3,906,835
AllianceBernstein VPS Value Portfolio                   3,942,978      9,118,718
AllianceBernstein VPS International Growth
 Portfolio                                              1,563,382      1,715,276
Invesco V.I. Government Securities Fund*                  472,006        646,746
Invesco V.I. High Yield Fund*                           1,000,362      1,009,601
Invesco V.I. International Growth Fund                        419            191
Invesco V.I. Dividend Growth Fund*                      9,374,733     10,863,255
American Funds Global Growth Fund                         206,948        883,435
American Funds Growth Fund                              1,056,946      4,858,381
American Funds Growth-Income Fund                         877,957      3,690,905
American Funds International Fund                         609,505      2,317,293
American Funds Global Small Capitalization Fund           118,996        708,319
Sterling Capital Strategic Allocation Equity VIF*          15,704        142,717
Sterling Capital Select Equity VIF*                       165,591        417,982
Sterling Capital Special Opportunities VIF*             1,448,684      2,676,019
Sterling Capital Total Return Bond VIF*                 2,138,179      2,532,793
Wells Fargo Advantage VT Omega Growth Fund                124,811        196,782
Fidelity VIP Equity-Income Portfolio                    4,800,498     10,338,979
Fidelity VIP Growth Portfolio                           2,953,235      5,536,678
Fidelity VIP Contrafund(R) Portfolio                    7,953,243     45,939,627
Fidelity VIP Mid Cap Portfolio                          4,553,878     14,398,030
Fidelity VIP Value Strategies Portfolio                 1,265,261      2,285,013
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                348,306        613,559
Franklin Income Securities Fund                             2,839          1,567
Franklin Small-Mid Cap Growth Securities Fund             258,897        911,040
Franklin Small Cap Value Securities Fund                      289            317
Franklin Strategic Income Securities Fund                 965,501      1,916,559
Mutual Shares Securities Fund                             536,891      1,994,853
Templeton Developing Markets Securities Fund              119,033        296,389
Templeton Growth Securities Fund                          119,360        331,010
Templeton Global Bond Securities Fund                         155             61
Hartford Advisers HLS Fund                              2,205,455      4,107,890
Hartford Total Return Bond HLS Fund                    36,517,702     79,116,330
Hartford Capital Appreciation HLS Fund                 11,358,407     16,534,518
Hartford Dividend and Growth HLS Fund                  10,818,193     36,864,507
Hartford Global Research HLS Fund                         387,644        281,581
Hartford Global Growth HLS Fund                           610,358      1,509,399
Hartford Disciplined Equity HLS Fund                    5,614,211     33,632,130
Hartford Growth HLS Fund                                2,106,750      2,986,460
Hartford Growth Opportunities HLS Fund                  2,940,278      6,529,610
Hartford High Yield HLS Fund                           16,511,663     18,616,453
Hartford Index HLS Fund                                 2,020,053      2,022,544
Hartford International Opportunities HLS Fund           5,421,682     12,705,732

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford Small/Mid Cap Equity HLS Fund                 $2,099,254     $1,864,298
Hartford MidCap Value HLS Fund                          1,332,049      1,433,562
Hartford Money Market HLS Fund                         64,221,752     68,813,890
Hartford Small Company HLS Fund                         4,248,432      7,208,151
Hartford SmallCap Growth HLS Fund                       7,783,199      8,686,648
Hartford Stock HLS Fund                                 1,156,103      2,747,950
Hartford U.S. Government Securities HLS Fund           21,762,350     38,289,146
Hartford Value HLS Fund                                 3,549,600      8,849,861
American Funds Bond HLS Fund                                1,902          2,030
American Funds Global Small Capitalization HLS
 Fund                                                           2              2
American Funds Growth HLS Fund                                558            719
American Funds International HLS Fund                         898            151
Huntington VA Income Equity Fund                          135,421        328,971
Huntington VA Dividend Capture Fund                       299,453        666,503
Huntington VA Growth Fund                                  98,857        236,169
Huntington VA Mid Corp America Fund                       141,853        417,290
Huntington VA New Economy Fund                            121,815        530,325
Huntington VA Rotating Markets Fund                        25,025        147,719
Huntington VA International Equity Fund                   119,355        552,545
Huntington VA Macro 100 Fund                               29,239        143,690
Huntington VA Mortgage Securities Fund                    163,758        510,609
Huntington VA Situs Fund                                   97,985        985,436
Lord Abbett Fundamental Equity Fund                     2,669,409      2,304,159
Lord Abbett Capital Structure Fund                      1,155,276      1,259,469
Lord Abbett Bond-Debenture Fund                        10,527,546      8,341,962
Lord Abbett Growth and Income Fund                      2,614,660     16,591,047
Lord Abbett Classic Stock Fund                            856,191      1,633,330
MFS(R) Core Equity Fund                                     8,153        101,438
MFS(R) Growth Fund                                          1,454        157,802
MFS(R) Investors Growth Stock Fund                         78,267         67,310
MFS(R) Investors Trust Fund                                89,605        256,003
MFS(R) Total Return Fund                                  395,617      2,219,012
MFS(R) Value Fund                                             545            452
Invesco Van Kampen V.I. Equity and Income Fund*         4,680,298      5,382,719
UIF Core Plus Fixed Income Portfolio                      659,289      2,923,858
UIF Emerging Markets Debt Portfolio                       187,999        348,834
UIF Emerging Markets Equity Portfolio                   3,842,092      7,886,213
UIF Mid Cap Growth Portfolio                            2,619,593      4,448,284
Invesco Van Kampen V.I. Mid Cap Value Fund              1,152,994      3,406,835
Morgan Stanley Focus Growth Portfolio                      84,704      1,631,518
Morgan Stanley Multi Cap Growth Portfolio*                 35,781        555,608
Morgan Stanley Mid Cap Growth Portfolio                   119,802        454,278
Morgan Stanley Flexible Income Portfolio                  215,397        323,245
Morgan Stanley Growth Portfolio*                           54,990        467,748
Morgan Stanley Money Market Portfolio                   3,485,236      4,985,138
Morgan Stanley Global Infrastructure Portfolio            361,421        601,500
Invesco V.I. Select Dimensions Equally Weighted
 S&P 500 Fund                                             387,133      2,258,450
UIF Small Company Growth Portfolio                         52,790        240,618
UIF Global Franchise Portfolio                            118,994        334,908

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MTB Managed Allocation Fund -- Moderate Growth II        $152,851       $475,624
Oppenheimer Small-& Mid-Cap Growth Fund/VA              5,515,125      3,305,462
Oppenheimer Capital Appreciation Fund/VA                1,549,588      9,209,571
Oppenheimer Global Securities Fund/VA                   5,005,242     23,130,029
Oppenheimer Main Street Fund(R)/VA                        343,646      1,617,647
Oppenheimer Main Street Small- & Mid-Cap Fund/VA*       4,350,846     12,820,131
Putnam VT Diversified Income Fund                       9,789,952      8,835,911
Putnam VT Global Asset Allocation Fund                  2,161,947      1,599,379
Putnam VT Growth and Income Fund                          349,858        647,099
Putnam VT International Value Fund                        373,235        141,507
Putnam VT International Equity Fund                     6,764,168      7,218,558
Putnam VT Investors Fund                                1,766,711      5,087,739
Putnam VT Multi-Cap Growth Fund                           198,699        451,900
Putnam VT Small Cap Value Fund                          2,716,375      8,502,541
Putnam VT George Putnam Balanced Fund                   2,069,712      1,721,612
Putnam VT Voyager Fund                                  1,531,556      1,570,808
Putnam VT Equity Income Fund                            2,225,620      1,772,392
Pioneer Fund VCT Portfolio                                 28,295        157,062
Invesco Van Kampen V.I. Growth and Income Fund          1,580,094      6,376,275
Invesco Van Kampen V.I. Comstock Fund                   3,314,297     10,418,549
Invesco Van Kampen V.I. Capital Growth Fund                   387         54,983
Invesco Van Kampen V.I. Mid Cap Growth Fund                 1,482        129,377
Wells Fargo Advantage VT Total Return Bond Fund             3,032            610
Wells Fargo Advantage VT Intrinsic Value Fund                  72            170
Wells Fargo Advantage VT International Equity
 Fund                                                     245,348        382,648
Wells Fargo Advantage VT Small Cap Growth Fund            277,459      1,160,198
Wells Fargo Advantage VT Small Cap Value Fund             517,512      1,581,953
Wells Fargo Advantage VT Opportunity Fund*                355,477        329,059

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             319,376       732,538       (413,162)
AllianceBernstein VPS
 International Value Portfolio       1,396,018     1,434,694        (38,676)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   158,127       294,409       (136,282)
AllianceBernstein VPS Value
 Portfolio                             408,535       964,318       (555,783)
AllianceBernstein VPS
 International Growth Portfolio        182,540       217,466        (34,926)
Invesco V.I. Government
 Securities Fund*                       45,321        59,511        (14,190)
Invesco V.I. High Yield Fund*           89,367        88,429            938
Invesco V.I. International
 Growth Fund                                43            15             28
Invesco V.I. Dividend Growth
 Fund*                                 870,450       624,261        246,189
American Funds Global Growth
 Fund                                   12,967        68,471        (55,504)
American Funds Growth Fund              89,214       466,573       (377,359)
American Funds Growth-Income
 Fund                                   56,047       283,051       (227,004)
American Funds International
 Fund                                   46,156       259,124       (212,968)
American Funds Global Small
 Capitalization Fund                     5,163        41,309        (36,146)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Strategic
 Allocation Equity VIF*                 10,244       124,549       (114,305)
Sterling Capital Select Equity
 VIF*                                  111,429       297,414       (185,985)
Sterling Capital Special
 Opportunities VIF*                    538,789     1,391,416       (852,627)
Sterling Capital Total Return
 Bond VIF*                           1,287,339     1,913,107       (625,768)
Wells Fargo Advantage VT Omega
 Growth Fund                           145,903       227,268        (81,365)
Fidelity VIP Equity-Income
 Portfolio                             357,324       947,487       (590,163)
Fidelity VIP Growth Portfolio          252,263       465,402       (213,139)
Fidelity VIP Contrafund(R)
 Portfolio                             479,326     3,363,600     (2,884,274)
Fidelity VIP Mid Cap Portfolio         313,070       944,885       (631,815)
Fidelity VIP Value Strategies
 Portfolio                             111,826       193,612        (81,786)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 39,681        70,269        (30,588)
Franklin Income Securities Fund             54           112            (58)
Franklin Small-Mid Cap Growth
 Securities Fund                        27,164       126,575        (99,411)
Franklin Small Cap Value
 Securities Fund                            28            26              2
Franklin Strategic Income
 Securities Fund                        30,332        96,963        (66,631)
Mutual Shares Securities Fund           27,765       132,591       (104,826)
Templeton Developing Markets
 Securities Fund                         4,578        12,645         (8,067)
Templeton Growth Securities Fund         8,300        25,950        (17,650)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Advisers HLS Fund           1,067,363     2,593,645     (1,526,282)
Hartford Total Return Bond HLS
 Fund                               17,643,547    37,505,943    (19,862,396)
Hartford Capital Appreciation
 HLS Fund                              947,583     1,381,476       (433,893)
Hartford Dividend and Growth HLS
 Fund                                3,136,781    18,778,099    (15,641,318)
Hartford Global Research HLS
 Fund                                   38,265        26,538         11,727
Hartford Global Growth HLS Fund        389,332       937,007       (547,675)
Hartford Disciplined Equity HLS
 Fund                                2,650,755    26,025,460    (23,374,705)
Hartford Growth HLS Fund             1,509,967     2,118,680       (608,713)
Hartford Growth Opportunities
 HLS Fund                            1,536,768     3,632,171     (2,095,403)
Hartford High Yield HLS Fund         6,980,908    10,051,068     (3,070,160)
Hartford Index HLS Fund              1,277,929     1,591,959       (314,030)
Hartford International
 Opportunities HLS Fund              3,497,792     7,363,466     (3,865,674)
Hartford Small/Mid Cap Equity
 HLS Fund                              181,733       194,650        (12,917)
Hartford MidCap Value HLS Fund         108,964       115,665         (6,701)
Hartford Money Market HLS Fund      51,613,847    54,404,997     (2,791,150)
Hartford Small Company HLS Fund      2,317,415     3,686,017     (1,368,602)
Hartford SmallCap Growth HLS
 Fund                                4,537,514     5,253,480       (715,966)
Hartford Stock HLS Fund                401,041     1,630,074     (1,229,033)
Hartford U.S. Government
 Securities HLS Fund                15,312,258    30,977,590    (15,665,332)
Hartford Value HLS Fund              2,081,349     6,305,097     (4,223,748)
American Funds Bond HLS Fund               152           179            (27)
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              64            67             (3)
American Funds International HLS
 Fund                                      104            11             93
Huntington VA Income Equity Fund        78,364       259,284       (180,920)
Huntington VA Dividend Capture
 Fund                                  126,259       328,047       (201,788)
Huntington VA Growth Fund              101,830       216,524       (114,694)
Huntington VA Mid Corp America
 Fund                                   71,072       208,706       (137,634)
Huntington VA New Economy Fund          91,168       369,362       (278,194)
Huntington VA Rotating Markets
 Fund                                   17,056        81,899        (64,843)
Huntington VA International
 Equity Fund                             8,170        40,141        (31,971)
Huntington VA Macro 100 Fund            27,979       134,303       (106,324)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Mortgage
 Securities Fund                        12,089        42,249        (30,160)
Huntington VA Situs Fund                72,202       629,622       (557,420)
Lord Abbett Fundamental Equity
 Fund                                  176,502       171,392          5,110
Lord Abbett Capital Structure
 Fund                                   85,277       102,125        (16,848)
Lord Abbett Bond-Debenture Fund        558,701       574,220        (15,519)
Lord Abbett Growth and Income
 Fund                                  197,673     1,525,915     (1,328,242)
Lord Abbett Classic Stock Fund          72,151       133,612        (61,461)
MFS(R) Core Equity Fund                    557        13,882        (13,325)
MFS(R) Growth Fund                          76        20,181        (20,105)
MFS(R) Investors Growth Stock
 Fund                                   10,898         9,354          1,544
MFS(R) Investors Trust Fund              8,799        71,894        (63,095)
MFS(R) Total Return Fund                17,287       152,233       (134,946)
MFS(R) Value Fund                           46            38              8
Invesco Van Kampen V.I. Equity
 and Income Fund*                      393,278       441,723        (48,445)
UIF Core Plus Fixed Income
 Portfolio                              36,320       244,761       (208,441)
UIF Emerging Markets Debt
 Portfolio                              15,312        14,203          1,109
UIF Emerging Markets Equity
 Portfolio                             216,643       432,907       (216,264)
UIF Mid Cap Growth Portfolio           157,816       257,702        (99,886)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             75,410       230,641       (155,231)
Morgan Stanley Focus Growth
 Portfolio                               9,853        89,074        (79,221)
Morgan Stanley Multi Cap Growth
 Portfolio*                              4,500        76,298        (71,798)
Morgan Stanley Mid Cap Growth
 Portfolio                               7,818        23,583        (15,765)
Morgan Stanley Flexible Income
 Portfolio                               8,957        22,640        (13,683)
Morgan Stanley Growth Portfolio*         4,690       104,836       (100,146)
Morgan Stanley Money Market
 Portfolio                             974,374     1,234,142       (259,768)
Morgan Stanley Global
 Infrastructure Portfolio                7,967        31,952        (23,985)
Invesco V.I. Select Dimensions
 Equally Weighted S&P 500 Fund          17,380       179,284       (161,904)
UIF Small Company Growth
 Portfolio                               2,294        17,711        (15,417)
UIF Global Franchise Portfolio           4,968        16,435        (11,467)
MTB Managed Allocation Fund --
 Moderate Growth II                     49,542       389,185       (339,643)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                        543,194       329,428        213,766
Oppenheimer Capital Appreciation
 Fund/VA                               146,456       833,948       (687,492)
Oppenheimer Global Securities
 Fund/VA                               271,059     1,672,228     (1,401,169)
Oppenheimer Main Street
 Fund(R)/VA                             25,814       145,228       (119,414)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA*                      379,495     1,005,796       (626,301)
Putnam VT Diversified Income
 Fund                                  262,173       418,152       (155,979)
Putnam VT Global Asset
 Allocation Fund                        63,574        64,926         (1,352)
Putnam VT Growth and Income Fund        12,116        22,649        (10,533)
Putnam VT International Value
 Fund                                   54,985        20,568         34,417
Putnam VT International Equity
 Fund                                  451,804       505,978        (54,174)
Putnam VT Investors Fund               189,626       583,933       (394,307)
Putnam VT Multi-Cap Growth Fund         15,398        35,004        (19,606)
Putnam VT Small Cap Value Fund         132,922       380,135       (247,213)
Putnam VT George Putnam Balanced
 Fund                                  181,189       152,299         28,890
Putnam VT Voyager Fund                  77,246        69,345          7,901
Putnam VT Equity Income Fund           139,114       113,904         25,210
Pioneer Fund VCT Portfolio               9,454       143,100       (133,646)
Invesco Van Kampen V.I. Growth
 and Income Fund                        86,288       431,849       (345,561)
Invesco Van Kampen V.I. Comstock
 Fund                                  184,394       655,523       (471,129)
Invesco Van Kampen V.I. Capital
 Growth Fund                                26         3,293         (3,267)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                               125         9,118         (8,993)
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                       44            89            (45)
Wells Fargo Advantage VT
 International Equity Fund             147,406       336,670       (189,264)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        24,512        87,622        (63,110)
Wells Fargo Advantage VT Small
 Cap Value Fund                         40,179       124,245        (84,066)
Wells Fargo Advantage VT
 Opportunity Fund*                      34,273       237,565       (203,292)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             292,928       811,485       (518,557  )
AllianceBernstein VPS
 International Value Portfolio       1,140,526     1,837,039       (696,513  )
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   431,152       420,315         10,837
AllianceBernstein VPS Value
 Portfolio                             435,570       926,696       (491,126  )
AllianceBernstein VPS
 International Growth Portfolio        227,985       209,652         18,333
Invesco V.I. International
 Growth Fund                                33            29              4
American Funds Global Growth
 Fund                                   29,782        54,042        (24,260  )
American Funds Growth Fund              89,917       438,309       (348,392  )
American Funds Growth-Income
 Fund                                   73,118       288,286       (215,168  )
American Funds International
 Fund                                   51,291       284,078       (232,787  )
American Funds Global Small
 Capitalization Fund                    14,431        31,535        (17,104  )
BB&T Capital Manager Equity VIF         75,343        82,420         (7,077  )
BB&T Select Equity VIF                  66,133       309,303       (243,170  )
BB&T Special Opportunities
 Equity VIF                            383,876     1,202,565       (818,689  )
BB&T Total Return Bond VIF             581,429       989,174       (407,745  )
Wells Fargo Advantage Omega
 Growth Fund                           181,885       147,199         34,686
Wells Fargo Advantage VT Core
 Equity Fund                           104,007        37,575         66,432
Fidelity VIP Equity-Income
 Portfolio                             453,644       915,412       (461,768  )
Fidelity VIP Growth Portfolio          240,265       339,872        (99,607  )
Fidelity VIP Contrafund(R)
 Portfolio                             544,997     3,037,301     (2,492,304  )
Fidelity VIP Mid Cap Portfolio         495,079       980,413       (485,334  )
Fidelity VIP Value Strategies
 Portfolio                             279,087       228,727         50,360
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                236,872       157,358         79,514
Franklin Income Securities Fund          2,108           149          1,959
Franklin Small-Mid Cap Growth
 Securities Fund                        22,181       168,631       (146,450  )
Franklin Small Cap Value
 Securities Fund                            29            26              3
Franklin Strategic Income
 Securities Fund                        39,871       116,679        (76,808  )
Mutual Shares Securities Fund           23,064       140,536       (117,472  )
Templeton Developing Markets
 Securities Fund                         6,359        20,857        (14,498  )
Templeton Growth Securities Fund        14,631        50,253        (35,622  )
Templeton Global Bond Securities
 Fund                                       --             2             (2  )
Hartford Advisers HLS Fund           6,690,029     7,174,057       (484,028  )
Hartford Total Return Bond HLS
 Fund                               23,808,414    33,452,863     (9,644,449  )
Hartford Capital Appreciation
 HLS Fund                            1,595,954     1,258,914        337,040
Hartford Dividend and Growth HLS
 Fund                                5,302,942    16,580,854    (11,277,912  )
Hartford Global Research HLS
 Fund                                   55,498        33,302         22,196

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Growth HLS Fund        553,155       846,296       (293,141)
Hartford Disciplined Equity HLS
 Fund                                5,436,306    22,002,746    (16,566,440)
Hartford Growth HLS Fund             2,100,176     3,625,989     (1,525,813)
Hartford Growth Opportunities
 HLS Fund                            1,312,921     4,811,414     (3,498,493)
Hartford High Yield HLS Fund        13,325,551    13,864,498       (538,947)
Hartford Index HLS Fund                650,582     1,106,119       (455,537)
Hartford International
 Opportunities HLS Fund             21,736,607    31,360,045     (9,623,438)
Hartford Small/Mid Cap Equity
 HLS Fund                              218,214       562,724       (344,510)
Hartford MidCap Value HLS Fund         333,661       323,296         10,365
Hartford Money Market HLS Fund      35,774,330    64,023,279    (28,248,949)
Hartford Small Company HLS Fund      1,393,134     2,454,904     (1,061,770)
Hartford SmallCap Growth HLS
 Fund                                4,452,413     6,160,099     (1,707,686)
Hartford Stock HLS Fund                638,496     2,366,976     (1,728,480)
Hartford U.S. Government
 Securities HLS Fund                20,214,811    32,065,688    (11,850,877)
Hartford Value HLS Fund             23,011,999    26,576,108     (3,564,109)
American Funds Bond HLS Fund               172           113             59
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              73            60             13
American Funds International HLS
 Fund                                       72            39             33
Huntington VA Income Equity Fund        20,661       289,936       (269,275)
Huntington VA Dividend Capture
 Fund                                   93,111       413,278       (320,167)
Huntington VA Growth Fund              117,462       456,051       (338,589)
Huntington VA Mid Corp America
 Fund                                   53,578       208,916       (155,338)
Huntington VA New Economy Fund          38,715       298,379       (259,664)
Huntington VA Rotating Markets
 Fund                                   66,738        69,949         (3,211)
Huntington VA International
 Equity Fund                            24,577        24,782           (205)
Huntington VA Macro 100 Fund            16,949       187,496       (170,547)
Huntington VA Mortgage
 Securities Fund                        24,957        31,907         (6,950)
Huntington VA Situs Fund               193,231       654,925       (461,694)
Lord Abbett Fundamental Equity
 Fund                                  169,256       231,107        (61,851)
Lord Abbett Capital Structure
 Fund                                   32,535        85,152        (52,617)
Lord Abbett Bond-Debenture Fund        540,777       576,803        (36,026)
Lord Abbett Growth and Income
 Fund                                  331,296     1,359,634     (1,028,338)
Lord Abbett Classic Stock Fund          91,883       106,583        (14,700)
MFS(R) Core Equity Fund                    633        14,400        (13,767)
MFS(R) Growth Fund                         502         7,398         (6,896)
MFS(R) Investors Growth Stock
 Fund                                      138         6,477         (6,339)
MFS(R) Investors Trust Fund              9,850        80,155        (70,305)
MFS(R) Total Return Fund                36,203       197,856       (161,653)
MFS(R) Value Fund                           68            28             40
Invesco Van Kampen V.I. Equity
 and Income Fund                           141         1,610         (1,469)
UIF Core Plus Fixed Income
 Portfolio                              80,787       278,778       (197,991)
UIF Emerging Markets Debt
 Portfolio                               7,796        12,985         (5,189)
UIF Emerging Markets Equity
 Portfolio                             423,897       438,936        (15,039)
Invesco Van Kampen V.I. High
 Yield Fund                              7,707        24,551        (16,844)
UIF Mid Cap Growth Portfolio           321,090       333,704        (12,614)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             92,702       154,679        (61,977)
Morgan Stanley -- Focus Growth
 Portfolio                               7,341        89,659        (82,318)
Invesco V.I. Select Dimensions
 Balanced Fund                           6,490        59,022        (52,532)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Capital
 Opportunities Portfolio                35,804        88,348        (52,544)
Morgan Stanley -- Mid Cap Growth
 Portfolio                               1,221        21,075        (19,854)
Morgan Stanley -- Flexible
 Income Portfolio                        7,257        52,333        (45,076)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio              12,438       212,135       (199,697)
Morgan Stanley -- Capital Growth
 Portfolio                               7,070       122,756       (115,686)
Morgan Stanley -- Money Market
 Portfolio                           1,157,590     1,360,735       (203,145)
Morgan Stanley -- Global
 Infrastructure Portfolio                6,613       120,106       (113,493)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500 Fund          18,519       180,868       (162,349)
UIF Small Company Growth
 Portfolio                               6,581         5,950            631
UIF Global Franchise Portfolio           3,465         4,236           (771)
MTB Managed Allocation Fund --
 Moderate Growth II                    145,728       460,815       (315,087)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                        103,130        36,916         66,214
Oppenheimer Capital Appreciation
 Fund/VA                               397,373       811,893       (414,520)
Oppenheimer Global Securities
 Fund/VA                               378,357     1,596,974     (1,218,617)
Oppenheimer Main Street
 Fund(R)/VA                             24,847       117,437        (92,590)
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        297,493       957,763       (660,270)
Putnam VT Diversified Income
 Fund                                  525,275       460,189         65,086
Putnam VT Global Asset
 Allocation Fund                        52,148        50,681          1,467
Putnam VT Growth and Income Fund        31,936        24,519          7,417
Putnam VT International Value
 Fund                                   27,256        43,301        (16,045)
Putnam VT International Equity
 Fund                                  326,118       681,234       (355,116)
Putnam VT Investors Fund               274,906       656,146       (381,240)
Putnam VT Multi-Cap Growth Fund        199,138       218,061        (18,923)
Putnam VT Small Cap Value Fund         118,635       342,330       (223,695)
Putnam VT George Putnam Balanced
 Fund                                   16,762        66,772        (50,010)
Putnam VT Voyager Fund                  76,519       126,605        (50,086)
Putnam VT Equity Income Fund            53,492        74,836        (21,344)
Pioneer Fund VCT Portfolio                 987        78,722        (77,735)
Invesco Van Kampen V.I. Growth
 and Income Fund                       115,374       400,166       (284,792)
Invesco Van Kampen V.I. Comstock
 Fund                                  146,663       542,987       (396,324)
Invesco Van Kampen V.I. Capital
 Growth Fund                                 5           678           (673)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                             5,634         3,821          1,813
Invesco Van Kampen V.I.
 Government Fund                        12,354        13,220           (866)
Wells Fargo Advantage VT Total
 Return Bond Fund                       49,458        19,432         30,026
Wells Fargo Advantage VT
 Intrinsic Value Fund                    3,420         3,388             32
Wells Fargo Advantage VT
 International Equity Fund           2,016,652     1,971,044         45,608
Wells Fargo Advantage VT Small
 Cap Growth Fund                     2,138,761     5,166,769     (3,028,008)
Wells Fargo Advantage VT Small
 Cap Value Fund                      1,007,154     6,133,474     (5,126,320)

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                               3,444,646      $11.391416      to      $12.906986         $37,539,257
 2010                               3,857,808       10.720387      to       11.838977          43,926,655
 2009                               4,376,365        9.960690      to       10.814618          45,742,305
 2008                               4,660,775        8.249888      to        8.806247          39,959,437
 2007                               3,477,011       12.043388      to       12.638593          43,029,423
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                              10,182,361        7.996803      to       11.058787          77,379,447
 2010                              10,221,037       10.000912      to       14.095784          97,750,731
 2009                              10,917,550        6.097831      to        9.660906         101,526,824
 2008                              12,179,166        4.650983      to        7.244492          85,576,524
 2007                              10,088,499       10.203042      to       15.623839         154,046,641
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                               1,212,959       12.483330      to       16.637043          14,407,682
 2010                               1,349,241       12.463674      to       13.763974          17,784,590
 2009                               1,338,404       10.089911      to       10.954830          14,131,217
 2008                               1,413,927        7.247982      to        7.736813          10,613,748
 2007                               1,445,942       11.560375      to       12.131787          17,151,245
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                               5,250,860        8.798492      to       12.481891          43,936,888
 2010                               5,806,643        9.212624      to       13.320158          51,197,300
 2009                               6,297,769        7.672767      to        8.330677          50,564,987
 2008                               6,623,403        6.496340      to        6.934511          44,596,552
 2007                               5,522,576       11.286935      to       11.844777          63,968,685
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 696,673        6.403907      to        6.872697           4,659,139
 2010                                 731,599        7.813082      to        8.247734           5,891,843
 2009                                 713,266        7.106822      to        7.379407           5,172,450
 2008                                 469,181        5.227997      to        5.339751           2,481,200
 2007                                  49,593       10.493320      to       10.529980             521,465
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                                  29,353       10.490959      to       10.574332             308,891
INVESCO V.I. HIGH YIELD FUND+
 2011                                  68,991        9.638218      to        9.737940             669,986
INVESCO V.I. INTERNATIONAL
GROWTH FUND
 2011                                     434        8.811351      to        8.811351               3,823
 2010                                     406        9.568935      to        9.568935               3,889
 2009                                     402        8.582995      to        8.582995               3,454
INVESCO V.I. DIVIDEND GROWTH
FUND+
 2011                                 761,606        9.616628      to        9.712980           7,388,440

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.28%     to       3.43%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.50%     to       2.51%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.90%     to       0.90%      21.44%     to       23.52%
 2008                           0.75%     to       2.45%      2.64%     to       3.14%     (31.50)%    to      (30.32)%
 2007                           0.75%     to       2.45%      2.22%     to       2.22%       2.72%     to        4.48%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      4.00%     to       4.92%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.56%     to       3.30%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.06%     to       1.15%      31.11%     to       33.36%
 2008                           0.75%     to       2.45%      0.76%     to       0.89%     (54.42)%    to      (53.63)%
 2007                           0.75%     to       2.45%      1.04%     to       1.04%      (1.66)%    to        4.79%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.25%     to       0.27%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.28%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.82%     to       0.83%      39.21%     to       41.59%
 2008                           0.75%     to       2.45%      0.43%     to       0.46%     (37.30)%    to      (36.23)%
 2007                           0.75%     to       2.45%      0.42%     to       0.42%      (0.93)%    to        0.77%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      1.16%     to       1.19%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      1.76%     to       1.76%       8.51%     to       10.59%
 2009                           0.75%     to       2.45%      2.86%     to       3.16%      18.11%     to       20.13%
 2008                           0.75%     to       2.45%      2.12%     to       2.24%     (42.44)%    to      (41.46)%
 2007                           0.75%     to       2.45%      1.11%     to       1.49%      (6.48)%    to       (4.88)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           0.75%     to       2.40%      2.63%     to       2.69%     (18.04)%    to      (16.67)%
 2010                           0.75%     to       2.40%      1.84%     to       1.92%       9.94%     to       11.77%
 2009                           0.75%     to       2.40%      4.44%     to       5.29%      35.94%     to       38.20%
 2008                           0.75%     to       2.40%        --      to         --      (50.18)%    to      (49.35)%
 2007                           1.15%     to       2.40%      1.14%     to       1.14%       1.36%     to        1.53%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                           1.60%     to       2.60%        --      to         --        4.91%               5.74%
INVESCO V.I. HIGH YIELD FUND+
 2011                           1.30%     to       2.60%        --      to         --       (3.62)%             (2.62)%
INVESCO V.I. INTERNATIONAL
GROWTH FUND
 2011                           1.00%     to       1.00%      1.14%     to       1.14%      (7.92)%    to       (7.92)%
 2010                           1.00%     to       1.00%      1.90%     to       1.90%      11.49%     to       11.49%
 2009                           1.00%     to       1.00%      3.21%     to       3.21%      33.57%     to       33.57%
INVESCO V.I. DIVIDEND GROWTH
FUND+
 2011                           1.30%     to       2.30%        --      to         --       (3.83)%             (2.87)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                           UNITS                 LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
FUND
 2011                                   225,660       $1.600797      to      $14.216391          $2,626,490
 2010                                   281,164        1.779930      to       10.808051           3,627,408
 2009                                   305,424        1.613666      to        9.926545           3,511,626
 2008                                   301,119        1.148788      to        7.159287           2,443,542
 2007                                   320,066        1.889019      to       11.926853           4,300,452
AMERICAN FUNDS GROWTH FUND
 2011                                 1,547,942        1.302357      to       15.111751          14,474,721
 2010                                 1,925,301        1.378355      to        8.922734          18,977,658
 2009                                 2,273,693        1.176587      to        7.716121          19,050,838
 2008                                 2,521,290        0.855005      to        5.680541          15,469,171
 2007                                 3,087,940        1.546007      to       10.406277          34,030,792
AMERICAN FUNDS GROWTH-INCOME
FUND
 2011                                   924,439        1.173261      to       13.620293          10,870,289
 2010                                 1,151,443        1.210780      to       11.649995          14,045,200
 2009                                 1,366,611        1.100825      to       10.730513          14,953,246
 2008                                 1,484,142        0.849750      to        8.391543          12,449,136
 2007                                 1,810,784        1.385135      to       13.858148          25,100,711
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                                   583,061        1.534576      to        8.695755           5,339,390
 2010                                   796,029        1.807016      to       10.373844           8,088,398
 2009                                 1,028,816        1.707156      to        9.928663           9,460,952
 2008                                 1,145,963        1.208820      to        7.122349           7,477,152
 2007                                 1,382,735        2.116001      to       12.631102          16,850,838
AMERICAN FUNDS GLOBAL SMALL
CAPITALIZATION FUND
 2011                                    93,099        1.741965      to       11.542805           1,318,829
 2010                                   129,245        2.182637      to       14.652494           2,291,310
 2009                                   146,349        1.806309      to       12.284569           2,182,655
 2008                                   174,011        7.816645      to       11.655071           1,630,828
 2007                                   339,335        2.472943      to       17.261982           5,270,761
STERLING CAPITAL STRATEGIC
ALLOCATION EQUITY VIF+
 2011                                   629,195        0.932502      to        1.223324             624,918
 2010                                   743,500        1.017748      to        1.347912             806,332
 2009                                   750,577        0.895413      to        1.197204             721,910
 2008                                   926,101        0.723200      to        0.976170             717,655
 2007                                 1,333,165        1.184223      to        1.613733           1,729,776
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                                 1,688,640        1.167147      to        1.303596           2,144,519
 2010                                 1,874,625        1.245768      to        1.374117           2,514,124
 2009                                 2,117,795        1.140033      to        1.241859           2,579,044
 2008                                 2,469,571        0.985449      to        1.060141           2,565,121
 2007                                 2,568,711        1.613259      to        1.713950           4,322,391
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                                 6,254,776        1.636125      to        1.790016          11,003,734
 2010                                 7,107,403        1.737245      to        1.877039          13,131,758
 2009                                 7,926,092        1.530877      to        1.633517          12,771,369
 2008                                 8,194,764        1.092461      to        1.151245           9,328,287
 2007                                 8,209,212        1.688134      to        1.756853          14,290,483

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
FUND
 2011                           1.30%     to       2.65%      1.32%     to       1.33%     (11.27)%    to      (10.06)%
 2010                           1.30%     to       2.60%      0.94%     to       1.48%       8.88%     to       10.30%
 2009                           1.30%     to       2.60%      1.43%     to       1.46%      38.65%     to       40.47%
 2008                           1.30%     to       2.60%      1.82%     to       1.84%     (39.97)%    to      (39.19)%
 2007                           1.30%     to       2.60%      2.68%     to       2.70%      11.90%     to       13.37%
AMERICAN FUNDS GROWTH FUND
 2011                           1.30%     to       2.65%      0.61%     to       0.71%      (6.78)%    to       (5.51)%
 2010                           1.30%     to       2.60%      0.69%     to       0.70%      15.64%     to       17.15%
 2009                           1.30%     to       2.60%      0.63%     to       0.66%      35.83%     to       37.61%
 2008                           1.30%     to       2.60%      0.81%     to       0.84%     (45.41)%    to      (44.70)%
 2007                           1.30%     to       2.60%      0.77%     to       0.78%       9.47%     to       10.90%
AMERICAN FUNDS GROWTH-INCOME
FUND
 2011                           1.30%     to       2.65%      1.57%     to       1.80%      (4.40)%    to       (3.10)%
 2010                           1.30%     to       2.60%      0.37%     to       1.40%       8.57%     to        9.99%
 2009                           1.30%     to       2.60%      1.53%     to       1.58%      27.87%     to       29.55%
 2008                           1.30%     to       2.60%      1.73%     to       1.75%     (39.45)%    to      (38.65)%
 2007                           1.30%     to       2.60%      1.43%     to       1.51%       2.35%     to        3.69%
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                           1.30%     to       2.60%      1.46%     to       1.70%     (16.18)%    to      (15.08)%
 2010                           1.30%     to       2.60%      1.90%     to       2.00%       4.48%     to        5.85%
 2009                           1.30%     to       2.60%      1.43%     to       1.52%      39.40%     to       41.23%
 2008                           1.30%     to       2.60%      1.96%     to       2.02%     (43.61)%    to      (42.87)%
 2007                           1.30%     to       2.60%      1.44%     to       1.49%      16.94%     to       18.47%
AMERICAN FUNDS GLOBAL SMALL
CAPITALIZATION FUND
 2011                           1.30%     to       2.60%      1.22%     to       1.38%     (21.22)%    to      (20.19)%
 2010                           1.30%     to       2.60%      1.52%     to       1.73%      19.28%     to       20.83%
 2009                           1.30%     to       2.60%      0.28%     to       0.37%      57.16%     to       59.21%
 2008                           1.40%     to       2.60%        --      to         --      (54.72)%    to      (54.17)%
 2007                           1.30%     to       2.60%      2.90%     to       2.91%      18.31%     to       19.86%
STERLING CAPITAL STRATEGIC
ALLOCATION EQUITY VIF+
 2011                           1.15%     to       2.10%      0.79%     to       0.81%      (9.24)%    to       (8.38)%
 2010                           1.15%     to       2.10%      1.55%     to       1.56%      12.59%     to       13.66%
 2009                           1.15%     to       2.10%      0.89%     to       0.89%      22.64%     to       23.81%
 2008                           1.15%     to       2.10%      1.36%     to       1.42%     (39.51)%    to      (38.93)%
 2007                           1.15%     to       2.10%      2.70%     to       3.23%      (0.05)%    to        0.90%
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                           1.15%     to       2.40%      1.10%     to       1.12%      (6.31)%    to       (5.13)%
 2010                           1.15%     to       2.40%      1.26%     to       1.27%       9.28%     to       10.65%
 2009                           1.15%     to       2.40%      0.99%     to       0.99%      15.69%     to       17.14%
 2008                           1.15%     to       2.40%      1.64%     to       1.67%     (38.92)%    to      (38.15)%
 2007                           1.15%     to       2.40%      2.16%     to       2.19%      (8.10)%    to       (6.95)%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                           1.15%     to       2.40%        --      to         --       (5.82)%    to       (4.64)%
 2010                           1.15%     to       2.40%      0.06%     to       0.07%      13.48%     to       14.91%
 2009                           1.15%     to       2.40%        --      to         --       40.13%     to       41.89%
 2008                           1.15%     to       2.40%      0.13%     to       0.13%     (35.29)%    to      (34.47)%
 2007                           1.15%     to       2.40%        --      to         --       10.72%     to       12.12%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                               5,087,761       $1.261774      to       $1.352480          $6,762,332
 2010                               5,713,529        1.214340      to        1.289323           7,240,118
 2009                               6,121,274        1.151006      to        1.210523           7,299,566
 2008                               5,890,270        1.082537      to        1.127745           6,553,279
 2007                               2,658,741        1.069333      to        1.103453           2,910,144
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 268,500        1.074886      to       11.626618             237,648
 2010                                 349,865        0.822613      to       12.595498             328,571
 2009                                 305,477        0.701269      to        0.970138             239,333
 2008                                 169,147        0.497429      to        0.674791              88,021
 2007                                  60,936        0.697741      to        0.939459              44,335
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                               5,290,329       10.426975      to       14.216816          52,466,826
 2010                               5,880,492       10.437162      to       14.503942          58,701,280
 2009                               6,342,260        8.427667      to        9.150684          55,897,766
 2008                               6,846,856        6.649588      to        7.098308          47,167,218
 2007                               6,056,636       11.916841      to       12.505825          74,051,461
FIDELITY VIP GROWTH PORTFOLIO
 2011                               1,639,625       10.299916      to       11.530588          18,007,554
 2010                               1,852,764       10.553719      to       11.621232          20,627,962
 2009                               1,952,371        8.727311      to        9.453023          17,808,495
 2008                               2,017,954        6.985734      to        7.442810          14,600,550
 2007                               1,838,492       13.580692      to       14.231633          25,628,953
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                              22,202,373       12.572635      to       14.523280         266,359,398
 2010                              25,086,647       11.798816      to       13.030114         313,797,647
 2009                              27,578,951       10.340831      to       11.227714         299,242,105
 2008                              30,405,251        7.822733      to        8.350476         247,083,367
 2007                              28,563,051       13.989471      to       14.680736         410,822,942
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               5,348,734       13.494815      to       15.525131          68,616,762
 2010                               5,980,549       13.810622      to       15.251669          87,241,344
 2009                               6,465,883       11.007723      to       11.951681          74,411,316
 2008                               6,991,415        8.071916      to        8.616452          58,451,556
 2007                               7,136,450       13.697774      to       14.374716         100,279,866
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 672,411        9.593403      to       10.630369           6,879,588
 2010                                 754,197       10.808474      to       11.936816           8,608,324
 2009                                 703,837        8.767188      to        9.519435           6,461,966
 2008                                 578,042        5.717159      to        6.103049           3,427,118
 2007                                 561,733       12.028191      to       12.622679           6,948,465
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 107,897        7.907296      to        8.342186             890,492
 2010                                 138,485        8.330097      to        8.678976           1,191,506
 2009                                  58,971        7.231608      to        7.440982             434,985
 2008                                  41,838        5.455028      to        5.543220             230,653
 2007                                   2,266        9.539030      to        9.560421              21,639

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                           1.15%     to       2.10%      3.58%     to       3.61%       3.91%     to        4.90%
 2010                           1.15%     to       2.10%      3.87%     to       3.87%       5.50%     to        6.51%
 2009                           1.15%     to       2.10%      3.99%     to       3.99%       6.33%     to        7.34%
 2008                           1.15%     to       2.10%      4.09%     to       4.10%       1.24%     to        2.20%
 2007                           1.15%     to       2.10%      4.21%     to       4.32%       4.27%     to        5.26%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.10%        --      to         --       (7.50)%    to       (6.44)%
 2010                           1.15%     to       2.10%      0.89%     to       0.89%      17.30%     to       25.96%
 2009                           1.15%     to       2.10%      0.85%     to       0.85%      40.98%     to       42.32%
 2008                           1.35%     to       2.10%        --      to         --      (28.71)%    to      (28.17)%
 2007                           1.35%     to       2.10%      0.54%     to       0.54%       9.63%     to       10.46%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.33%     to       2.60%      (1.98)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.49%     to       2.14%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      2.13%     to       2.15%      26.74%     to       28.91%
 2008                           0.75%     to       2.45%      2.41%     to       3.41%     (44.20)%    to      (43.24)%
 2007                           0.75%     to       2.45%      1.73%     to       2.13%      (1.18)%    to        0.52%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.75%     to       2.40%      0.12%     to       0.13%      (2.40)%    to       (0.78)%
 2010                           0.75%     to       2.40%      0.03%     to       0.03%      20.93%     to       22.94%
 2009                           0.75%     to       2.40%      0.20%     to       0.21%      24.93%     to       27.01%
 2008                           0.75%     to       2.40%      0.56%     to       0.79%     (48.56)%    to      (47.70)%
 2007                           0.75%     to       2.40%      0.04%     to       0.36%      23.66%     to       25.71%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.77%     to       0.91%      (5.33)%    to       (3.51)%
 2010                           0.75%     to       2.45%      0.98%     to       1.02%      14.10%     to       16.05%
 2009                           0.75%     to       2.45%      1.19%     to       1.36%      32.19%     to       34.46%
 2008                           0.75%     to       2.45%      0.83%     to       0.98%     (44.08)%    to      (43.12)%
 2007                           0.75%     to       2.45%      0.91%     to       1.08%      14.47%     to       16.43%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.02%     to       0.03%     (13.19)%    to      (11.52)%
 2010                           0.75%     to       2.45%      0.12%     to       0.15%      25.46%     to       27.61%
 2009                           0.75%     to       2.45%      0.46%     to       0.47%      36.37%     to       38.71%
 2008                           0.75%     to       2.45%      0.20%     to       0.25%     (41.07)%    to      (40.06)%
 2007                           0.75%     to       2.45%      0.46%     to       1.43%      12.55%     to       14.48%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.95%     to       2.45%      0.73%     to       0.76%     (11.24)%    to       (9.90)%
 2010                           0.75%     to       2.45%      0.30%     to       0.31%      23.28%     to       25.39%
 2009                           0.75%     to       2.45%      0.38%     to       0.38%      53.35%     to       55.98%
 2008                           0.75%     to       2.45%      0.56%     to       0.76%     (52.47)%    to      (51.65)%
 2007                           0.75%     to       2.45%      0.34%     to       0.83%       2.89%     to        4.65%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           1.15%     to       2.40%        --      to         --       (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.40%      0.11%     to       0.20%      15.19%     to       16.64%
 2009                           1.15%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.24%
 2008                           1.15%     to       2.40%      0.50%     to       0.57%     (42.74)%    to      (42.02)%
 2007                           1.15%     to       1.95%      0.34%     to       0.41%      (1.01)%    to       (0.91)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2011                                   3,514      $11.006459      to      $11.006459             $38,675
 2010                                   3,572       10.868618      to       10.868618              38,822
 2009                                   1,613        9.754336      to        9.754336              15,732
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                                 241,648        1.239954      to        7.211385           1,910,667
 2010                                 341,059        1.319964      to        7.777244           2,675,550
 2009                                 487,509        1.047791      to        6.254241           2,800,251
 2008                                 510,282        0.739330      to        4.470802           2,018,031
 2007                                 558,148        1.302551      to        7.980030           3,957,663
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                                     198       10.715206      to       10.839361               2,139
 2010                                     196       11.292781      to       11.389367               2,232
 2009                                     193        8.927940      to        8.977355               1,734
 2008                                       7        7.009158      to        7.009158                  51
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                 393,924        1.819437      to       16.929437           6,444,170
 2010                                 460,555        1.793457      to       16.906020           7,620,940
 2009                                 537,363        1.633768      to       15.602173           8,273,770
 2008                                 582,946        1.312418      to       12.697219           7,279,697
 2007                               1,085,588        1.494425      to       14.647354          16,230,440
MUTUAL SHARES SECURITIES FUND
 2011                                 495,836        9.034795      to       13.226486           5,529,443
 2010                                 600,662        9.229000      to       13.504929           7,194,570
 2009                                 718,134        8.393589      to       12.646702           7,689,391
 2008                                 806,901        0.948803      to       10.149532           7,185,428
 2007                                 942,700        1.528406      to       16.564137          13,996,363
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                  74,705        2.646401      to       19.112314           1,187,502
 2010                                  82,772        3.179308      to       23.261869           1,628,953
 2009                                  97,270        2.733475      to       20.261118           1,712,188
 2008                                 112,917        1.597720      to       11.997433           1,130,790
 2007                                 174,954        3.416340      to       25.990444           3,154,826
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                 146,505        8.065299      to        9.848286           1,561,871
 2010                                 164,155        8.773263      to       10.866004           1,912,737
 2009                                 199,777        8.257399      to       10.384194           2,079,359
 2008                                 209,685        0.866879      to        8.129257           1,704,438
 2007                                 274,720        1.522683      to       14.466570           4,004,067
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                                     192       12.803269      to       12.803269               2,453
 2010                                     194       13.096251      to       13.096251               2,536
 2009                                     196       11.609181      to       11.609181               2,275
 2008                                     199        9.917849      to        9.917849               1,969
HARTFORD ADVISERS HLS FUND
 2011                              19,107,296        1.121215      to        1.266006          27,792,117
 2010                              20,633,578        1.128099      to        1.252295          29,644,051
 2009                              17,121,930        1.030947      to        1.125166          22,557,229
 2008                              17,975,562        0.810892      to        0.870096          18,276,563
 2007                              18,508,192        1.215681      to        1.282397          28,287,149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2011                           1.00%     to       1.00%      5.63%     to       5.63%       1.27%     to        1.27%
 2010                           1.00%     to       1.00%      7.24%     to       7.24%      11.42%     to       11.42%
 2009                           1.00%     to       1.00%        --      to         --       34.03%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           1.30%     to       2.60%        --      to         --       (7.28)%    to       (6.06)%
 2010                           1.30%     to       2.60%        --      to         --       24.35%     to       25.98%
 2009                           1.30%     to       2.60%        --      to         --       39.89%     to       41.72%
 2008                           1.30%     to       2.60%        --      to         --      (43.98)%    to      (43.24)%
 2007                           1.30%     to       2.60%        --      to         --        8.39%     to        9.81%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           1.00%     to       1.30%      0.56%     to       0.59%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.65%     to       0.69%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      0.77%     to       1.87%      27.38%     to       27.76%
 2008                           1.30%     to       1.30%        --      to         --      (34.98)%    to      (34.98)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           1.30%     to       2.60%      5.90%     to       6.10%       0.14%     to        1.45%
 2010                           1.30%     to       2.60%      4.66%     to       4.71%       8.36%     to        9.77%
 2009                           1.30%     to       2.60%      7.21%     to       7.88%      22.88%     to       24.49%
 2008                           1.30%     to       2.60%      6.02%     to       6.99%     (13.31)%    to      (12.18)%
 2007                           1.30%     to       2.60%      5.14%     to       5.30%       3.48%     to        4.83%
MUTUAL SHARES SECURITIES FUND
 2011                           1.00%     to       2.65%      2.29%     to       2.63%      (3.63)%    to       (2.10)%
 2010                           1.00%     to       2.60%      1.49%     to       1.81%       8.34%     to        9.95%
 2009                           1.00%     to       2.85%      2.32%     to       4.25%      22.51%     to       24.69%
 2008                           1.30%     to       2.60%      3.03%     to       3.46%     (38.73)%    to      (37.92)%
 2007                           1.30%     to       2.60%      1.42%     to       1.43%       0.82%     to        2.14%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           1.30%     to       2.60%      1.23%     to       1.23%     (17.84)%    to      (16.76)%
 2010                           1.30%     to       2.60%      1.82%     to       2.44%      14.81%     to       16.31%
 2009                           1.30%     to       2.60%      4.60%     to       6.10%      68.88%     to       71.09%
 2008                           1.30%     to       2.60%      3.05%     to       3.06%     (53.84)%    to      (53.23)%
 2007                           1.30%     to       2.60%      2.51%     to       2.51%      25.78%     to       27.42%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           1.00%     to       2.60%      1.26%     to       1.35%      (9.37)%    to       (8.07)%
 2010                           1.00%     to       2.60%      1.36%     to       1.46%       4.64%     to        6.25%
 2009                           1.00%     to       2.60%      3.24%     to       3.24%      27.74%     to       29.68%
 2008                           1.30%     to       2.60%      1.78%     to       1.78%     (43.81)%    to      (43.07)%
 2007                           1.30%     to       2.60%      1.31%     to       1.32%      (0.28)%    to        1.03%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           1.30%     to       1.30%      5.41%     to       5.41%      (2.24)%    to       (2.24)%
 2010                           1.30%     to       1.30%      1.43%     to       1.43%      12.81%     to       12.81%
 2009                           1.30%     to       1.30%     14.43%     to      14.43%      17.05%     to       17.05%
 2008                           1.30%     to       1.30%        --      to         --        0.06%     to        0.06%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.45%      1.69%     to       1.89%      (0.61)%    to        1.09%
 2010                           0.75%     to       2.45%      1.34%     to       1.74%       9.42%     to       11.30%
 2009                           0.75%     to       2.45%      2.32%     to       2.34%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      3.19%     to       3.82%     (33.30)%    to      (32.15)%
 2007                           0.75%     to       2.45%      1.32%     to       3.08%       4.06%     to        5.84%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              183,410,176      $1.891466      to      $12.529041        $365,488,161
 2010                              203,272,572       1.781162      to       12.024711         383,128,937
 2009                              212,917,021       1.537354      to        1.669168         378,054,879
 2008                              221,197,520       1.369854      to        1.462244         345,954,780
 2007                              226,734,671       1.519717      to        1.594851         386,265,304
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               3,289,904       10.881142      to       14.495182          35,016,638
 2010                               3,723,797       12.374494      to       16.801253          45,322,349
 2009                               3,386,757       10.701705      to       14.808455          35,889,401
 2008                                 559,925        7.371198      to        7.401954           4,135,328
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              134,897,618       1.671386      to       13.653929         235,066,209
 2010                              150,538,936       1.414152      to        1.662078         262,568,884
 2009                              161,816,848       1.280144      to        1.479238         252,080,791
 2008                              172,122,897       1.052246      to        1.195400         218,210,907
 2007                              165,223,875       1.596005      to        1.782505         312,977,723
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                 110,627        8.920965      to       14.471349             982,526
 2010                                  98,900        9.683133      to        9.947741             973,533
 2009                                  76,704        8.476750      to        8.673876             662,118
 2008                                  10,008        6.109152      to        6.173557              61,758
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                               3,353,441        0.979038      to        1.096068           4,407,422
 2010                               3,901,116        1.164579      to        1.282407           6,072,773
 2009                               4,194,257        1.044061      to        1.130896           5,723,155
 2008                               4,466,823        0.788413      to        0.840008           4,527,846
 2007                               4,055,898        1.698782      to        1.780206           8,890,530
HARTFORD DISCIPLINED EQUITY
HLS FUND
 2011                              114,691,201       1.129674      to       13.952267         134,905,100
 2010                              138,065,906       1.125208      to       14.163838         162,001,771
 2009                              154,632,346       0.994065      to        1.078275         161,226,318
 2008                              172,714,514       0.797115      to        0.879458         145,127,713
 2007                              192,979,347       1.280301      to        1.436846         262,380,253
HARTFORD GROWTH HLS FUND
 2011                               7,696,443        1.125045      to        1.298990           9,369,157
 2010                               8,305,156        1.266333      to        1.437446          11,236,843
 2009                               7,842,258        1.087144      to        1.213267           9,012,081
 2008                               8,783,127        0.829923      to        0.910599           7,628,688
 2007                               8,275,635        1.465205      to        1.576049          12,542,884
HARTFORD GROWTH OPPORTUNITIES
HLS FUND
 2011                              21,543,458        1.332989      to        1.538976          32,332,675
 2010                              23,638,861        1.499092      to        1.701546          39,046,526
 2009                              27,137,354        1.306706      to        1.458218          38,427,685
 2008                              30,428,600        1.033217      to        1.133580          33,707,551
 2007                              25,790,886        1.948859      to        2.102007          53,455,583

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.75%     to       2.65%      0.22%     to       0.27%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.01%     to      12.32%       4.70%     to        6.71%
 2009                           0.75%     to       2.45%      3.75%     to       3.87%      12.23%     to       14.15%
 2008                           0.75%     to       2.45%      5.84%     to       7.52%      (9.86)%    to       (8.32)%
 2007                           0.75%     to       2.45%      5.47%     to       6.95%       2.14%     to        3.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.75%     to       2.65%      0.17%     to       0.89%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.76%     to       0.78%      13.46%     to       15.63%
 2009                           0.75%     to       2.65%      0.79%     to       0.82%      41.86%     to       44.58%
 2008                           0.75%     to       2.40%      7.72%     to       7.72%      (1.85)%    to       (1.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.75%     to       2.65%      1.94%     to       4.04%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.45%      1.92%     to       2.02%      10.47%     to       12.36%
 2009                           0.75%     to       2.45%      2.29%     to       2.31%      21.66%     to       23.74%
 2008                           0.75%     to       2.45%      1.65%     to       2.31%     (34.07)%    to      (32.94)%
 2007                           0.75%     to       2.45%      1.56%     to       2.36%       5.64%     to        7.45%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           1.15%     to       2.65%      0.01%     to       0.01%     (11.66)%    to      (10.32)%
 2010                           1.15%     to       2.10%      1.43%     to       2.23%      13.60%     to       14.69%
 2009                           1.15%     to       2.40%      1.15%     to       1.75%      38.76%     to       40.50%
 2008                           1.15%     to       2.40%      0.66%     to       1.91%     (41.62)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.75%     to       2.40%      0.03%     to       0.04%     (15.93)%    to      (14.53)%
 2010                           0.75%     to       2.40%      0.27%     to       0.28%      11.54%     to       13.40%
 2009                           0.75%     to       2.40%      0.74%     to       1.00%      32.43%     to       34.63%
 2008                           0.75%     to       2.40%      0.75%     to       0.77%     (53.59)%    to      (52.81)%
 2007                           0.75%     to       2.40%      0.05%     to       0.05%      22.09%     to       24.12%
HARTFORD DISCIPLINED EQUITY
HLS FUND
 2011                           0.75%     to       2.65%      1.11%     to       1.16%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.38%     to       1.77%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.20%     to       1.61%      22.61%     to       24.71%
 2008                           0.75%     to       2.45%      1.22%     to       1.28%     (38.79)%    to      (37.74)%
 2007                           0.75%     to       2.45%      1.17%     to       1.32%       5.72%     to        7.53%
HARTFORD GROWTH HLS FUND
 2011                           0.75%     to       2.45%      0.16%     to       0.16%     (11.16)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.45%      0.47%     to       0.48%      30.99%     to       33.24%
 2008                           0.75%     to       2.45%      0.27%     to       0.34%     (43.20)%    to      (42.22)%
 2007                           0.75%     to       2.40%      0.02%     to       0.02%      14.01%     to       15.91%
HARTFORD GROWTH OPPORTUNITIES
HLS FUND
 2011                           0.75%     to       2.45%        --      to         --      (11.08)%    to       (9.55)%
 2010                           0.75%     to       2.45%      0.02%     to       0.02%      14.72%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
 2008                           0.75%     to       2.45%      0.43%     to       0.52%     (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.20%     to       0.30%      26.52%     to       28.68%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2011                              22,488,532       $1.881989      to      $17.545780         $41,503,447
 2010                              25,558,692        1.651288      to        1.811122          45,246,482
 2009                              26,097,639        1.456931      to        1.571038          40,040,874
 2008                              19,398,840        0.992304      to        1.052015          20,133,967
 2007                              18,536,460        1.360119      to        1.417630          26,135,342
HARTFORD INDEX HLS FUND
 2011                               5,551,982        1.059850      to       13.844971           7,570,255
 2010                               5,866,012        0.986741      to        1.048831           7,565,892
 2009                               6,321,549        0.880900      to        0.921031           7,103,546
 2008                               6,194,310        0.715272      to        0.735613           5,499,234
 2007                               6,315,115        1.165052      to        1.178530           9,172,270
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              46,839,828        1.301482      to       12.982010          64,575,173
 2010                              50,705,502        1.524253      to       15.496334          82,520,880
 2009                              37,160,061        1.341398      to        8.952868          53,129,725
 2008                              41,587,517        1.012667      to        6.874800          45,209,626
 2007                              41,441,160        1.766656      to       12.199778          78,718,154
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                 465,241        8.671491      to        9.148453           4,225,724
 2010                                 478,158        8.984389      to        9.360642           4,437,615
 2009                                 822,668        7.313253      to        7.524996           6,159,513
 2008                                 104,316        5.065890      to        5.147819             534,332
 2007                                  15,273        9.777219      to        9.797763             149,469
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                 182,754       10.909661      to       11.127602           2,023,333
 2010                                 189,455       12.227077      to       12.310003           2,326,755
HARTFORD MONEY MARKET HLS
 FUND
 2011                              54,394,103        0.962599      to        1.199199          68,772,800
 2010                              57,185,253        0.986484      to        1.208270          73,364,886
 2009                              83,949,902        1.010955      to        1.217394         108,889,816
 2008                              135,941,334       1.035301      to        1.225735         176,082,721
 2007                              46,254,032        1.038826      to        1.209133          59,926,601
HARTFORD SMALL COMPANY HLS
FUND
 2011                              11,438,230        1.291320      to        1.633676          20,063,654
 2010                              12,806,832        1.369416      to        1.703225          23,627,836
 2009                              13,868,602        1.130532      to        1.382440          20,889,417
 2008                              14,338,200        0.896115      to        1.077311          16,938,473
 2007                               7,977,937        1.546238      to        1.827464          16,076,826
HARTFORD SMALLCAP GROWTH HLS
FUND
 2011                              12,807,639        1.395157      to        1.610827          19,974,710
 2010                              13,523,605        1.409738      to        1.600207          20,649,609
 2009                              15,231,291        1.057909      to        1.180637          17,411,821
 2008                              14,436,429        0.800757      to        0.878590          12,394,334
 2007                              15,518,757        1.311438      to        1.414586          21,505,266
HARTFORD STOCK HLS FUND
 2011                              10,212,543        0.935702      to        1.018186          12,843,263
 2010                              11,441,576        0.969044      to        1.037207          14,765,737
 2009                              13,170,056        0.864603      to        0.910292          14,741,202
 2008                              14,798,643        0.625710      to        0.647997          11,598,688
 2007                              14,867,480        1.127052      to        1.148022          21,119,733

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2011                           0.75%     to       2.65%      8.84%     to       8.93%       1.96%     to        3.91%
 2010                           0.75%     to       2.45%      0.67%     to       0.68%      13.34%     to       15.28%
 2009                           0.75%     to       2.45%      7.75%     to       9.42%      46.82%     to       49.34%
 2008                           0.75%     to       2.45%     10.56%     to      12.58%     (27.04)%    to      (25.79)%
 2007                           0.75%     to       2.45%      6.72%     to       7.32%       0.30%     to        2.02%
HARTFORD INDEX HLS FUND
 2011                           0.75%     to       2.65%      1.77%     to       2.00%      (0.85)%    to        1.05%
 2010                           0.75%     to       2.40%      1.53%     to       2.08%      12.02%     to       13.88%
 2009                           0.75%     to       2.40%      2.07%     to       2.58%      23.16%     to       25.21%
 2008                           0.75%     to       2.40%      2.32%     to       2.85%     (38.61)%    to      (37.58)%
 2007                           0.75%     to       2.40%      1.64%     to       2.18%       2.71%     to        4.42%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.75%     to       2.65%      0.05%     to       0.05%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.43%     to       1.57%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.06%     to       2.07%      30.23%     to       32.46%
 2008                           0.75%     to       2.45%      2.38%     to       2.80%     (43.65)%    to      (42.68)%
 2007                           0.75%     to       2.45%      2.00%     to       5.50%      17.19%     to       26.47%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           1.15%     to       2.40%        --      to         --       (3.48)%    to       (2.27)%
 2010                           1.15%     to       2.40%      0.58%     to       0.83%      22.85%     to       24.39%
 2009                           1.15%     to       2.40%      0.49%     to       0.68%      44.36%     to       46.18%
 2008                           1.15%     to       2.40%      0.54%     to       0.65%     (48.11)%    to      (47.46)%
 2007                           1.15%     to       1.90%      0.31%     to       0.31%       2.86%     to        2.96%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           1.15%     to       2.45%      0.01%     to       0.01%     (10.77)%    to       (9.61)%
 2010                           1.15%     to       2.45%      0.60%     to       0.61%      22.27%     to       23.10%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2010                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.05%     to       0.07%      (2.35)%    to       (0.68)%
 2008                           0.75%     to       2.45%      2.05%     to       2.81%      (0.34)%    to        1.37%
 2007                           0.75%     to       2.45%      4.61%     to       4.80%       2.41%     to        4.16%
HARTFORD SMALL COMPANY HLS
FUND
 2011                           0.75%     to       2.45%        --      to         --       (5.70)%    to       (4.08)%
 2010                           0.75%     to       2.45%        --      to         --       21.13%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
 2008                           0.75%     to       2.45%      0.10%     to       0.10%     (42.05)%    to      (41.05)%
 2007                           0.75%     to       2.45%      0.45%     to       0.65%      11.46%     to       13.37%
HARTFORD SMALLCAP GROWTH HLS
FUND
 2011                           0.75%     to       2.45%        --      to         --       (1.03)%    to        0.66%
 2010                           0.75%     to       2.45%        --      to         --       33.26%     to       35.54%
 2009                           0.75%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.38%
 2008                           0.75%     to       2.45%      0.22%     to       0.46%     (38.94)%    to      (37.89)%
 2007                           0.75%     to       2.45%      0.29%     to       0.40%      (4.22)%    to       (2.58)%
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.40%      1.41%     to       1.41%      (3.44)%    to       (1.83)%
 2010                           0.75%     to       2.40%      1.21%     to       1.22%      12.08%     to       13.94%
 2009                           0.75%     to       2.40%      1.59%     to       1.65%      38.18%     to       40.48%
 2008                           0.75%     to       2.40%      1.92%     to       2.14%     (44.48)%    to      (43.56)%
 2007                           0.75%     to       2.40%      1.09%     to       1.17%       3.39%     to        5.11%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                              105,658,723      $1.285166      to      $10.418250        $127,724,502
 2010                              121,324,055       1.234656      to       10.200692         141,343,984
 2009                              133,174,932       1.074005      to        1.198495         151,419,367
 2008                              140,040,903       1.064651      to        1.168037         156,282,702
 2007                              140,250,881       1.098120      to        1.184437         159,909,627
HARTFORD VALUE HLS FUND
 2011                              38,178,180        1.347487      to       13.308227          48,117,113
 2010                              42,401,928        1.384725      to       13.938601          55,135,528
 2009                              27,088,045        1.083181      to        1.184249          31,193,276
 2008                              29,086,064        0.892530      to        0.963202          27,321,664
 2007                              18,131,259        1.386664      to        1.505403          26,170,486
AMERICAN FUNDS BOND HLS FUND
 2011                                   1,021       10.914436      to       10.914436              11,148
 2010                                   1,048       10.415366      to       10.415366              10,916
 2009                                     989        9.910553      to        9.910553               9,799
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                                       8        7.684986      to        7.684986                  58
 2010                                       8        9.659874      to        9.659874                  74
 2009                                       8        8.017227      to        8.017227                  61
 2008                                       8        5.051966      to        5.051966                  39
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                                     757        8.902363      to        8.902363               6,736
 2010                                     760        9.422493      to        9.422493               7,160
 2009                                     747        8.040827      to        8.040827               6,010
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                                     617        7.685124      to        7.685124               4,740
 2010                                     524        9.050211      to        9.050211               4,744
 2009                                     491        8.549477      to        8.549477               4,195
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                               1,423,895        1.195401      to        1.200742           1,717,361
 2010                               1,604,815        1.129447      to        1.145320           1,832,843
 2009                               1,874,090        1.022001      to        1.046262           1,943,094
 2008                               2,041,585        0.850074      to        0.878562           1,766,216
 2007                               1,984,928        1.383280      to        1.443302           2,800,603
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                               1,809,440        1.577626      to       14.271531           3,128,247
 2010                               2,011,228        1.490473      to       13.652710           3,382,253
 2009                               2,331,395        1.309662      to       12.147326           3,536,837
 2008                               2,658,975        1.058939      to        9.945276           3,259,703
 2007                               2,922,607        1.489438      to       14.164468           5,114,553
HUNTINGTON VA GROWTH FUND
 2011                               1,632,036        0.756296      to        9.936521           1,424,532
 2010                               1,746,730        0.789108      to       12.374121           1,605,402
 2009                               2,085,319        0.726565      to        9.729073           1,749,825
 2008                               2,113,513        0.633809      to        8.567951           1,541,294
 2007                               1,594,205        1.032542      to       14.091540           1,949,318

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.75%     to       2.65%      2.77%     to       4.63%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.34%     to       4.34%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.03%     to       0.03%       0.88%     to        2.61%
 2008                           0.75%     to       2.45%      5.05%     to       8.48%      (3.05)%    to       (1.39)%
 2007                           0.75%     to       2.45%      3.80%     to       3.92%       1.85%     to        3.60%
HARTFORD VALUE HLS FUND
 2011                           0.75%     to       2.65%      1.49%     to       2.14%      (4.52)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.23%     to       1.24%      11.67%     to       13.81%
 2009                           1.15%     to       2.45%      1.87%     to       1.91%      21.36%     to       22.95%
 2008                           1.15%     to       2.45%      2.12%     to       2.42%     (35.64)%    to      (34.79)%
 2007                           0.75%     to       2.45%      2.29%     to       3.28%       6.34%     to        8.17%
AMERICAN FUNDS BOND HLS FUND
 2011                           1.00%     to       1.00%      2.70%     to       2.70%       4.79%     to        4.79%
 2010                           1.00%     to       1.00%      2.18%     to       2.18%       5.09%     to        5.09%
 2009                           1.00%     to       1.00%      2.96%     to       2.96%      11.12%     to       11.12%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           1.30%     to       1.30%      1.37%     to       1.37%     (20.44)%    to      (20.44)%
 2010                           1.30%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.49%
 2009                           1.30%     to       1.30%      0.06%     to       0.06%      58.70%     to       58.70%
 2008                           1.30%     to       1.30%        --      to         --      (49.92)%    to      (49.92)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           1.00%     to       1.00%        --      to         --       (5.52)%    to       (5.52)%
 2010                           1.00%     to       1.00%      0.49%     to       0.49%      17.18%     to       17.18%
 2009                           1.00%     to       1.00%      0.85%     to       0.85%      37.64%     to       37.64%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           1.00%     to       1.00%      1.65%     to       1.65%     (15.08)%    to      (15.08)%
 2010                           1.00%     to       1.00%      0.99%     to       0.99%       5.86%     to        5.86%
 2009                           1.00%     to       1.00%      1.78%     to       1.78%      41.33%     to       41.33%
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                           1.15%     to       2.10%      2.47%     to       2.78%       4.84%     to        5.84%
 2010                           1.15%     to       2.10%      2.74%     to       2.77%       9.47%     to       10.51%
 2009                           1.15%     to       2.10%        --      to         --       19.09%     to       20.23%
 2008                           1.15%     to       2.10%      6.02%     to       6.12%     (39.13)%    to      (38.55)%
 2007                           1.15%     to       2.10%      1.68%     to       1.75%      (1.16)%    to       (0.21)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                           1.15%     to       2.40%      3.60%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.40%      4.30%     to       4.36%      12.39%     to       13.81%
 2009                           1.15%     to       2.40%        --      to         --       22.14%     to       23.68%
 2008                           1.15%     to       2.40%     10.54%     to      10.96%     (29.79)%    to      (28.90)%
 2007                           1.15%     to       2.40%      3.04%     to       3.38%      (8.36)%    to       (7.21)%
HUNTINGTON VA GROWTH FUND
 2011                           1.15%     to       2.10%      0.15%     to       0.17%      (5.07)%    to       (4.16)%
 2010                           1.15%     to       2.35%      0.14%     to       0.15%       7.31%     to        8.61%
 2009                           1.15%     to       2.10%        --      to         --       13.55%     to       14.64%
 2008                           1.15%     to       2.10%      1.17%     to       1.77%     (39.20)%    to      (38.62)%
 2007                           1.15%     to       2.10%      0.37%     to       0.39%      12.32%     to       13.39%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                               1,137,530       $1.681355      to      $16.380140          $2,009,859
 2010                               1,275,164        1.749259      to       16.449335           2,341,593
 2009                               1,430,502        1.440935      to       14.307128           2,191,053
 2008                               1,688,942        1.085886      to       10.884597           1,937,889
 2007                               1,728,552        1.795830      to       18.172960           3,274,476
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                               1,274,275        1.183241      to       11.711497           1,594,073
 2010                               1,552,469        1.371476      to       13.704289           2,249,585
 2009                               1,812,133        1.196339      to       12.068331           2,297,960
 2008                               2,007,781        0.898746      to        9.152820           1,899,052
 2007                               1,861,661        1.920209      to       19.742399           3,755,601
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                                 555,050        1.386516      to       15.075489             814,562
 2010                                 619,893        1.312766      to       14.409790             880,737
 2009                                 623,104        1.237137      to       13.709305             836,694
 2008                                 692,518        0.938278      to       10.496636             698,196
 2007                                 670,912        1.638282      to       18.503060           1,246,749
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                                 158,491       11.191268      to       11.913815           1,853,756
 2010                                 190,462       13.625683      to       14.830365           2,555,062
 2009                                 190,667       12.086041      to       12.624134           2,375,563
 2008                                 196,742        9.247406      to        9.567867           1,863,060
 2007                                 188,610       15.887446      to       16.282287           3,049,116
HUNTINGTON VA MACRO 100 FUND
 2011                                 842,379        0.900260      to        0.966785             798,307
 2010                                 948,703        0.931744      to        0.991134             924,344
 2009                               1,119,250        0.833808      to        0.878576             968,483
 2008                               1,361,527        0.698715      to        0.729270             978,893
 2007                               1,648,565        1.079664      to        1.116207           1,819,896
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                                 100,995       11.501474      to       12.244033           1,218,939
 2010                                 131,155       10.757857      to       11.762522           1,513,600
 2009                                 138,105       10.860646      to       11.344256           1,537,739
 2008                                 142,006       10.516739      to       10.881186           1,522,752
 2007                                 121,854       10.514016      to       10.775519           1,304,983
HUNTINGTON VA SITUS FUND
 2011                               2,590,413        1.332085      to        1.430484           3,615,217
 2010                               3,147,833        1.460334      to       17.437999           4,498,742
 2009                               3,609,527        1.081693      to        1.139746           4,031,556
 2008                               3,929,901        0.830834      to        0.867163           3,351,101
 2007                               3,939,265        1.443681      to        1.492538           5,798,539
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 800,630       12.680534      to       13.746194           9,681,032
 2010                                 795,520       12.148175      to       13.376501          10,216,834
 2009                                 857,371       10.454195      to       11.322903           9,373,468
 2008                                 929,245        8.500104      to        9.055859           8,186,916
 2007                                 751,430       12.206180      to       12.791256           9,415,414

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                           1.15%     to       2.10%      0.42%     to       0.46%      (4.79)%    to       (3.88)%
 2010                           1.15%     to       2.35%      0.68%     to       0.68%      19.95%     to       21.40%
 2009                           1.15%     to       2.10%        --      to         --       31.44%     to       32.70%
 2008                           1.15%     to       2.10%      1.24%     to       1.24%     (40.11)%    to      (39.53)%
 2007                           1.15%     to       2.10%      0.52%     to       0.53%       6.49%     to        7.51%
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                           1.15%     to       2.10%        --      to         --      (14.54)%    to      (13.72)%
 2010                           1.15%     to       2.10%      0.10%     to       0.10%      13.56%     to       14.64%
 2009                           1.15%     to       2.10%        --      to         --       31.85%     to       33.11%
 2008                           1.15%     to       2.10%      0.81%     to       0.81%     (53.64)%    to      (53.20)%
 2007                           1.15%     to       2.10%      0.15%     to       0.16%      10.16%     to       11.22%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                           1.15%     to       2.10%      0.28%     to       0.34%       4.62%     to        5.62%
 2010                           1.15%     to       2.10%      1.12%     to       1.15%       5.11%     to        6.11%
 2009                           1.15%     to       2.10%        --      to         --       30.61%     to       31.85%
 2008                           1.15%     to       2.10%      2.56%     to       2.66%     (43.27)%    to      (42.73)%
 2007                           1.15%     to       2.10%      0.71%     to       0.79%       6.84%     to        7.86%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                           1.15%     to       2.10%      1.03%     to       1.07%     (13.39)%    to      (12.56)%
 2010                           1.15%     to       2.35%      1.27%     to       1.29%       6.65%     to        7.93%
 2009                           1.15%     to       2.10%      0.05%     to       0.05%      30.70%     to       31.94%
 2008                           1.15%     to       2.10%      2.65%     to       2.79%     (41.79)%    to      (41.24)%
 2007                           1.15%     to       2.10%      0.01%     to       0.02%      11.41%     to       12.48%
HUNTINGTON VA MACRO 100 FUND
 2011                           1.15%     to       2.10%      0.42%     to       0.54%      (3.38)%    to       (2.46)%
 2010                           1.15%     to       2.10%      0.84%     to       0.96%      11.75%     to       12.81%
 2009                           1.15%     to       2.10%        --      to         --       19.33%     to       20.47%
 2008                           1.15%     to       2.10%      1.68%     to       1.95%     (35.28)%    to      (34.67)%
 2007                           1.15%     to       2.10%      0.40%     to       0.41%      (4.81)%    to       (3.90)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                           1.15%     to       2.10%      0.08%     to       1.91%       3.11%     to        4.09%
 2010                           1.15%     to       2.35%      2.10%     to       2.25%       2.45%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%
 2008                           1.15%     to       2.10%      7.80%     to       8.29%       0.03%     to        0.98%
 2007                           1.15%     to       2.10%      1.86%     to       1.96%       1.77%     to        2.74%
HUNTINGTON VA SITUS FUND
 2011                           1.15%     to       2.10%      0.02%     to       0.02%      (2.97)%    to       (2.04)%
 2010                           1.15%     to       2.35%      0.43%     to       0.43%      26.60%     to       28.13%
 2009                           1.15%     to       2.10%        --      to         --       30.19%     to       31.43%
 2008                           1.15%     to       2.10%      0.21%     to       0.23%     (42.45)%    to      (41.90)%
 2007                           1.15%     to       2.10%      0.35%     to       0.37%       9.06%     to       10.10%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      0.20%     to       0.22%      (6.99)%    to       (5.20)%
 2010                           0.75%     to       2.40%      0.31%     to       0.32%      16.20%     to       18.14%
 2009                           0.75%     to       2.40%      0.18%     to       0.22%      22.99%     to       25.03%
 2008                           0.75%     to       2.40%      0.54%     to       0.56%     (30.36)%    to      (29.20)%
 2007                           0.75%     to       2.40%      0.46%     to       0.50%       4.19%     to        5.93%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                 475,367      $10.870684      to      $12.169054          $5,470,318
 2010                                 492,215       11.113119      to       12.236863           5,739,828
 2009                                 544,832        9.918307      to       10.742542           5,618,773
 2008                                 564,210        8.232069      to        8.770359           4,786,844
 2007                                 556,088       11.424297      to       11.971920           6,502,251
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                               3,422,691       14.436308      to       15.272632          46,957,622
 2010                               3,438,210       12.618015      to       13.934296          45,820,745
 2009                               3,474,236       11.513108      to       12.499915          41,814,140
 2008                               3,242,549        8.784491      to        9.376827          29,506,051
 2007                               2,810,592       10.916673      to       11.456197          31,473,453
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                               9,577,906        9.929407      to       12.520793          90,901,086
 2010                              10,906,148        9.645309      to       10.651834         111,678,984
 2009                              11,934,486        8.418646      to        9.140477         105,584,189
 2008                              12,940,112        7.256097      to        7.745474          97,636,161
 2007                              12,608,712       11.696028      to       12.274113         151,714,746
LORD ABBETT CLASSIC STOCK
 FUND
 2011                                 500,599       10.261310      to       11.492642           5,473,113
 2010                                 562,060       11.448928      to       12.606524           6,784,541
 2009                                 576,760       10.281352      to       11.130070           6,195,347
 2008                                 488,631        8.395121      to        8.935018           4,248,172
 2007                                 409,733       12.520156      to       13.100410           5,259,703
MFS(R) CORE EQUITY FUND
 2011                                  64,096        1.079719      to        6.489064             223,290
 2010                                  77,421        1.105123      to        6.688412             323,423
 2009                                  91,188        0.955152      to        5.821290             363,669
 2008                                  91,275        0.730666      to        4.484438             276,694
 2007                                 114,341        1.216627      to        7.519618             641,377
MFS(R) GROWTH FUND
 2011                                  59,203        5.814098      to        9.604214             393,013
 2010                                  79,308        5.968854      to        9.771444             548,414
 2009                                  86,204        5.295441      to        8.591416             522,942
 2008                                  89,733        3.935804      to        6.328317             402,621
 2007                                 110,954        6.435608      to       10.254739             801,536
MFS(R) INVESTORS GROWTH STOCK
FUND
 2011                                  39,392        6.260031      to        8.779192             289,529
 2010                                  37,848        6.368966      to        8.851891             283,843
 2009                                  44,187        5.794219      to        7.980995             299,829
 2008                                  49,658        4.219743      to        5.799550             242,514
 2007                                  54,720        6.847257      to        9.316867             431,405
MFS(R) INVESTORS TRUST FUND
 2011                                  85,174        1.166272      to        8.392348             643,731
 2010                                 148,269        1.207884      to        8.805666             830,607
 2009                                 218,574        1.101446      to        8.134690             962,645
 2008                                 209,242        0.879327      to        6.579279             732,044
 2007                                 250,898        1.331219      to       10.091082           1,303,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.75%     to       2.40%      2.68%     to       2.76%      (2.18)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.85%     to       2.89%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.55%     to       3.61%      20.48%     to       22.49%
 2008                           0.75%     to       2.40%      4.26%     to       8.83%     (27.94)%    to      (26.74)%
 2007                           0.75%     to       2.40%      2.64%     to       2.72%       0.72%     to        2.39%
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                           0.75%     to       2.65%      5.79%     to       6.29%       1.65%     to        3.60%
 2010                           0.75%     to       2.45%      5.84%     to       6.11%       9.60%     to       11.48%
 2009                           0.75%     to       2.45%      6.56%     to       6.60%      31.06%     to       33.31%
 2008                           0.75%     to       2.45%      3.86%     to       7.08%     (19.53)%    to      (18.15)%
 2007                           0.75%     to       2.45%      7.03%     to       7.50%       3.62%     to        5.39%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%      0.34%     to       0.71%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.45%      0.50%     to       0.53%      14.57%     to       16.54%
 2009                           0.75%     to       2.45%      1.03%     to       1.04%      16.02%     to       18.01%
 2008                           0.75%     to       2.45%      1.32%     to       1.62%     (37.96)%    to      (36.90)%
 2007                           0.75%     to       2.45%      1.44%     to       1.66%       0.94%     to        2.67%
LORD ABBETT CLASSIC STOCK
 FUND
 2011                           0.75%     to       2.45%      0.67%     to       0.69%     (10.37)%    to       (8.84)%
 2010                           0.75%     to       2.45%      0.31%     to       0.39%      11.36%     to       13.27%
 2009                           0.75%     to       2.45%      0.79%     to       0.79%      22.47%     to       24.57%
 2008                           0.75%     to       2.45%      0.29%     to       0.96%     (32.95)%    to      (31.80)%
 2007                           0.75%     to       2.45%      0.99%     to       1.12%       8.00%     to        9.85%
MFS(R) CORE EQUITY FUND
 2011                           1.30%     to       2.00%      0.97%     to       0.98%      (2.98)%    to       (2.30)%
 2010                           1.30%     to       2.00%      1.06%     to       1.07%      14.90%     to       15.70%
 2009                           1.30%     to       2.00%      1.64%     to       1.67%      29.81%     to       30.72%
 2008                           1.30%     to       2.00%      0.78%     to       0.78%     (40.36)%    to      (39.94)%
 2007                           1.30%     to       2.00%      0.34%     to       0.34%       8.95%     to        9.71%
MFS(R) GROWTH FUND
 2011                           1.40%     to       2.30%      0.14%     to       0.23%      (2.59)%    to       (1.71)%
 2010                           1.40%     to       2.30%      0.12%     to       0.12%      12.72%     to       13.74%
 2009                           1.40%     to       2.30%      0.28%     to       0.31%      34.55%     to       35.76%
 2008                           1.40%     to       2.30%      0.22%     to       0.23%     (38.84)%    to      (38.29)%
 2007                           1.40%     to       2.30%        --      to         --       18.42%     to       19.49%
MFS(R) INVESTORS GROWTH STOCK
FUND
 2011                           1.40%     to       2.30%      0.54%     to       0.55%      (1.71)%    to       (0.82)%
 2010                           1.40%     to       2.30%      0.44%     to       0.45%       9.92%     to       10.91%
 2009                           1.40%     to       2.30%      0.74%     to       0.77%      36.38%     to       37.61%
 2008                           1.40%     to       2.40%      0.58%     to       0.60%     (38.37)%    to      (37.75)%
 2007                           1.40%     to       2.40%      0.32%     to       0.36%       8.72%     to        9.81%
MFS(R) INVESTORS TRUST FUND
 2011                           1.30%     to       2.60%      0.38%     to       0.91%      (4.69)%    to       (3.45)%
 2010                           1.30%     to       2.60%      1.07%     to       1.50%       8.25%     to        9.66%
 2009                           1.30%     to       2.60%      1.62%     to       1.63%      23.64%     to       25.26%
 2008                           1.30%     to       2.60%      0.84%     to       0.87%     (34.80)%    to      (33.95)%
 2007                           1.30%     to       2.60%      0.81%     to       0.83%       7.48%     to        8.88%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
 2011                                 435,523       $1.298094      to      $12.555639          $5,823,005
 2010                                 570,469        1.292193      to       13.014999           7,683,114
 2009                                 732,122        1.190849      to       12.151065           8,693,324
 2008                                 786,087        1.022140      to       10.566125           8,170,429
 2007                                 956,741        1.329842      to       13.927118          13,153,858
MFS(R) VALUE FUND
 2011                                     723        9.592508      to        9.592508               6,937
 2010                                     715        9.734391      to        9.734391               6,957
 2009                                     675        8.840590      to        8.840590               5,969
INVESCO VAN KAMPEN V.I.
EQUITY AND INCOME FUND+
 2011                                 351,072        9.582239      to       13.907421           3,754,955
 2010                                  12,439       14.534278      to       15.448544             186,662
 2009                                  13,908       13.275283      to       13.997917             189,276
 2008                                  10,508       11.090078      to       11.600634             119,196
 2007                                  18,431       14.676995      to       15.230246             275,714
UIF CORE PLUS FIXED INCOME
PORTFOLIO
 2011                                 414,775        1.311877      to       13.586573           5,383,928
 2010                                 623,216        1.257984      to       13.198958           7,517,213
 2009                                 821,207        1.189467      to       10.971449           8,918,390
 2008                                 866,976        1.099033      to       11.834817           8,756,783
 2007                                 931,778        1.239946      to       13.527056          10,651,667
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                                  32,953        2.203209      to       25.910135             609,925
 2010                                  31,844       22.414123      to       24.845159             754,774
 2009                                  37,033       20.711751      to       23.235224             825,911
 2008                                  42,377       16.130590      to       18.314140             729,769
 2007                                  51,716       19.239520      to       22.107798           1,076,257
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                               1,466,864       16.001148      to       16.312721          22,392,079
 2010                               1,683,128       19.717369      to       23.844955          31,776,607
 2009                               1,698,167       16.701612      to       20.561302          27,376,907
 2008                               1,505,187        9.891401      to       12.424182          14,509,719
 2007                               1,472,669       23.038258      to       29.399461          33,372,157
UIF MID CAP GROWTH PORTFOLIO
 2011                                 752,772       13.876019      to       15.532996          11,141,959
 2010                                 852,658       15.311706      to       16.859568          13,785,858
 2009                                 865,272       11.857135      to       12.842311          10,724,623
 2008                                 881,643        7.717449      to        8.222129           7,045,323
 2007                                 810,470       14.863779      to       15.576117          12,363,359
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                 795,341       13.711234      to       18.243202          10,834,337
 2010                                 950,572       13.701193      to       18.552709          13,078,497
 2009                               1,012,549       11.298285      to       15.576875          11,633,476
 2008                               1,064,320        8.180000      to       11.484152           9,009,056
 2007                               1,099,750       14.068913      to       20.076072          16,377,530

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
 2011                           1.30%     to       2.65%      2.61%     to       2.61%      (0.89)%    to        0.46%
 2010                           1.30%     to       2.60%      2.94%     to       5.24%       7.11%     to        8.51%
 2009                           1.30%     to       2.60%      3.22%     to       3.69%      15.00%     to       16.51%
 2008                           1.30%     to       2.60%      3.11%     to       3.14%     (24.13)%    to      (23.14)%
 2007                           1.30%     to       2.60%      2.41%     to       2.52%       1.54%     to        2.87%
MFS(R) VALUE FUND
 2011                           1.00%     to       1.00%      1.27%     to       1.27%      (1.46)%    to       (1.46)%
 2010                           1.00%     to       1.00%      1.27%     to       1.27%      10.11%     to       10.11%
 2009                           1.00%     to       1.00%        --      to         --       21.23%     to       21.23%
INVESCO VAN KAMPEN V.I.
EQUITY AND INCOME FUND+
 2011                           1.30%     to       2.40%      0.27%     to       0.28%      (4.18)%    to       (3.64)%
 2010                           1.50%     to       2.30%      1.70%     to       1.97%       9.48%     to       10.36%
 2009                           1.50%     to       2.30%      2.48%     to       2.81%      19.70%     to       20.67%
 2008                           1.50%     to       2.30%      2.38%     to       2.38%     (24.44)%    to      (23.83)%
 2007                           1.50%     to       2.30%      1.71%     to       1.98%       1.01%     to        1.82%
UIF CORE PLUS FIXED INCOME
PORTFOLIO
 2011                           1.30%     to       2.60%      2.60%     to       3.46%       2.94%     to        4.28%
 2010                           1.30%     to       2.60%      6.23%     to       6.94%       4.40%     to        5.76%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%       6.56%     to        8.23%
 2008                           1.30%     to       2.60%      4.53%     to       4.95%     (12.51)%    to      (11.36)%
 2007                           1.30%     to       2.60%      3.64%     to       3.81%       2.75%     to        4.09%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                           1.30%     to       2.60%      3.54%     to       3.63%       4.29%     to        5.65%
 2010                           1.40%     to       2.60%      4.15%     to       4.30%       6.93%     to        8.22%
 2009                           1.40%     to       2.60%      8.09%     to       8.50%      26.87%     to       28.40%
 2008                           1.40%     to       2.60%      5.28%     to       7.31%     (17.16)%    to      (16.16)%
 2007                           1.40%     to       2.60%      7.15%     to       7.21%       3.80%     to        5.05%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.38%     to       0.44%     (20.38)%    to      (18.85)%
 2010                           0.75%     to       2.60%      0.59%     to       0.62%      15.97%     to       18.06%
 2009                           0.75%     to       2.60%        --      to         --       65.49%     to       68.85%
 2008                           0.75%     to       2.60%        --      to         --      (57.74)%    to      (57.07)%
 2007                           0.75%     to       2.60%      0.44%     to       0.52%      36.85%     to       39.41%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.40%      0.25%     to       0.27%      (9.38)%    to       (7.87)%
 2010                           0.75%     to       2.40%        --      to         --       29.14%     to       31.28%
 2009                           0.75%     to       2.40%        --      to         --       53.64%     to       56.19%
 2008                           0.75%     to       2.40%      0.66%     to       0.71%     (48.08)%    to      (47.21)%
 2007                           0.75%     to       2.40%        --      to         --       19.71%     to       21.70%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.75%     to       2.60%      0.60%     to       0.61%      (1.67)%    to        0.07%
 2010                           0.75%     to       2.60%      0.89%     to       1.04%      19.10%     to       21.27%
 2009                           0.75%     to       2.60%      1.13%     to       1.27%      35.64%     to       38.12%
 2008                           0.75%     to       2.60%      0.73%     to       0.84%     (42.80)%    to      (41.86)%
 2007                           0.75%     to       2.60%      0.60%     to       0.65%       5.08%     to        6.94%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                                 325,956       $1.268623      to       $7.368683          $6,511,102
 2010                                 405,177        1.363789      to        8.019015           8,434,147
 2009                                 487,495        1.084382      to        6.457373           7,900,405
 2008                                 581,723        0.639343      to        3.835145           5,404,314
 2007                               1,017,558        1.333634      to        8.111956          14,115,276
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                 207,153        4.624968      to       13.727159           1,700,079
 2010                                 278,951        5.156085      to       15.077165           2,360,237
 2009                                 331,495        4.176285      to       12.039504           2,247,873
 2008                                 455,479        0.758844      to        2.531990           1,747,629
 2007                                 636,110        1.508588      to        5.111479           4,702,435
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                                  85,969        1.898469      to        9.926932           2,180,534
 2010                                 101,734        2.067430      to       10.976615           2,685,586
 2009                                 121,588        1.577208      to        8.504281           2,402,345
 2008                                 159,375        0.995874      to        5.453858           1,788,537
 2007                                 182,025        1.942474      to       10.806114           4,248,622
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                                 177,491        1.419803      to       10.760191           1,709,293
 2010                                 191,174        1.376640      to       10.598363           1,852,359
 2009                                 236,250        1.278577      to        9.993436           2,223,127
 2008                                 300,337        1.081452      to        8.586317           2,233,684
 2007                                 432,179        1.397865      to       11.282737           4,288,913
MORGAN STANLEY GROWTH
 PORTFOLIO+
 2011                                  96,667        1.331531      to        7.459160           1,423,618
 2010                                 196,813        1.396243      to        7.940495           1,875,938
 2009                                 312,499        1.143469      to        6.606432           1,985,852
 2008                                 388,726        0.697147      to        4.092333           1,436,332
 2007                                 421,047        1.376764      to        8.205665           3,544,470
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2011                                 684,397        1.042742      to        9.405543           6,808,088
 2010                                 944,165        1.056265      to        9.652350           8,307,990
 2009                               1,147,310        1.069991      to        9.905627          10,656,905
 2008                               1,759,626        1.083695      to       10.165174          15,849,959
 2007                                 664,616       10.215179      to       13.835207           7,820,233
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                                 179,505        1.771790      to       10.273187           2,582,134
 2010                                 203,490        1.550008      to        9.101564           2,668,455
 2009                                 316,983        1.465801      to        8.874119           3,209,483
 2008                                 364,581        1.253489      to        7.668504           3,300,016
 2007                                 430,728        1.895936      to       11.721275           5,914,921
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                                 370,572        1.504281      to       16.700593           7,452,258
 2010                                 532,476        1.529464      to       14.815778           9,472,091
 2009                                 694,825        1.275164      to       12.547030           9,538,700
 2008                                 877,226        0.890452      to        8.893738           8,457,116
 2007                               1,147,240        1.504079      to       15.263891          19,618,685

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                           1.30%     to       2.30%        --      to         --       (8.11)%    to       (6.98)%
 2010                           1.30%     to       2.30%      0.05%     to       0.05%      24.18%     to       25.77%
 2009                           1.30%     to       2.30%      0.12%     to       0.12%      67.53%     to       69.61%
 2008                           1.30%     to       2.40%      0.07%     to       0.44%     (52.72)%    to      (52.06)%
 2007                           1.30%     to       2.40%        --      to         --       19.58%     to       21.20%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.40%     to       2.60%        --      to         --      (10.30)%    to       (8.95)%
 2010                           1.40%     to       2.60%        --      to         --       23.46%     to       25.23%
 2009                           1.40%     to       2.60%        --      to         --       64.94%     to       67.43%
 2008                           1.30%     to       2.60%        --      to         --      (50.47)%    to      (49.70)%
 2007                           1.30%     to       2.60%        --      to         --       16.03%     to       17.78%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                           1.30%     to       2.60%      0.11%     to       0.35%      (9.56)%    to       (8.17)%
 2010                           1.30%     to       2.60%      0.14%     to       0.14%      29.07%     to       31.08%
 2009                           1.30%     to       2.60%        --      to         --       55.93%     to       58.37%
 2008                           1.30%     to       2.60%      0.46%     to       0.75%     (49.53)%    to      (48.73)%
 2007                           1.30%     to       2.60%      0.15%     to       0.46%      19.50%     to       21.35%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.30%     to       2.60%      6.28%     to       6.50%       1.53%     to        3.14%
 2010                           1.30%     to       2.60%      6.06%     to       6.22%       6.05%     to        7.67%
 2009                           1.30%     to       2.60%      6.06%     to       7.06%      16.39%     to       18.23%
 2008                           1.30%     to       2.60%      2.15%     to       2.26%     (23.90)%    to      (22.64)%
 2007                           1.30%     to       2.60%      5.91%     to       6.18%       0.98%     to        2.55%
MORGAN STANLEY GROWTH
 PORTFOLIO+
 2011                           1.30%     to       2.60%        --      to         --       (6.06)%    to       (4.63)%
 2010                           1.30%     to       2.60%        --      to         --       20.19%     to       22.11%
 2009                           1.30%     to       2.60%        --      to         --       61.43%     to       64.02%
 2008                           1.30%     to       2.60%      0.32%     to       0.32%     (50.13)%    to      (49.36)%
 2007                           1.30%     to       2.60%        --      to         --       18.46%     to       20.35%
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2011                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2010                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2009                           1.30%     to       2.60%      0.01%     to       0.04%      (2.55)%    to       (1.27)%
 2008                           1.30%     to       2.60%      0.31%     to       2.21%      (0.49)%    to        1.06%
 2007                           1.40%     to       2.60%      4.54%     to       4.82%       1.98%     to        3.47%
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                           1.30%     to       2.35%      2.59%     to       2.86%      12.87%     to       14.31%
 2010                           1.30%     to       2.35%      2.29%     to       2.29%       4.34%     to        5.75%
 2009                           1.30%     to       2.10%      2.53%     to       3.45%      15.72%     to       16.94%
 2008                           1.30%     to       2.10%      0.52%     to       0.60%     (34.58)%    to      (33.89)%
 2007                           1.30%     to       2.10%      1.58%     to       1.82%      17.11%     to       18.31%
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                           1.30%     to       2.65%      1.01%     to       1.56%      (3.26)%    to       (1.65)%
 2010                           1.30%     to       2.60%      1.25%     to       1.77%      18.08%     to       19.94%
 2009                           1.30%     to       2.60%      2.23%     to       2.39%      41.08%     to       43.20%
 2008                           1.30%     to       2.60%      1.70%     to       2.00%     (41.73)%    to      (40.80)%
 2007                           1.30%     to       2.60%      1.21%     to       1.46%      (1.36)%    to        0.16%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                                  18,253      $12.190696      to      $13.275667            $235,982
 2010                                  33,670       13.706419      to       14.762932             475,511
 2009                                  33,039       11.115325      to       11.841244             376,418
 2008                                  34,209        7.779124      to        8.196631             271,482
 2007                                  47,658       13.404473      to       13.969089             651,536
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                                  22,841       19.044128      to       20.927961             460,262
 2010                                  34,308       17.923536      to       19.481149             642,228
 2009                                  35,079       16.130007      to       17.339968             588,775
 2008                                  38,582       12.777273      to       13.585555             510,778
 2007                                  60,630       18.455152      to       19.407659           1,157,875
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                               2,247,804        1.078502      to       12.668138           2,444,371
 2010                               2,587,447        1.094031      to        1.154570           2,952,730
 2009                               2,902,534        1.008982      to        1.056330           3,031,996
 2008                               3,134,670        0.819082      to        0.850690           2,640,868
 2007                               2,797,118        1.177618      to        1.213306           3,366,553
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2011                                 548,416        8.883784      to        9.709738           5,227,964
 2010                                 334,650        9.028582      to        9.740581           3,195,386
 2009                                 268,436        7.276105      to        7.748581           2,042,025
 2008                                 296,017        5.637671      to        5.926277           1,727,670
 2007                                 256,041       11.376060      to       11.803633           2,987,242
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                               3,982,406       10.481103      to       14.707136          39,735,535
 2010                               4,669,898       10.707143      to       15.312529          47,862,510
 2009                               5,084,418        9.103550      to        9.884059          48,461,503
 2008                               5,552,449        6.471717      to        6.908280          37,265,102
 2007                               4,340,689       12.205811      to       12.809096          54,377,812
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                              11,848,254       12.074238      to       14.501290         136,665,343
 2010                              13,249,423        9.211209      to       13.299088         169,274,589
 2009                              14,468,040        8.158560      to       11.580745         162,032,604
 2008                              16,015,332        5.999599      to        8.372758         130,549,614
 2007                              15,364,413       10.304583      to       14.137670           212919425
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2011                                 714,966        9.673409      to       10.865981           7,332,939
 2010                                 834,380        9.944645      to       10.982330             8678561
 2009                                 926,970        8.798832      to        9.553191             8458373
 2008                                 971,932        7.044732      to        7.519888             7050582
 2007                                 933,132       11.763316      to       12.344736            11224634
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                               4,530,304       12.088944      to       16.394229          52,056,918
 2010                               5,156,605       12.477264      to       17.245498            61538635
 2009                               5,816,875        9.409166      to       10.215848            57246863
 2008                               6,427,668        7.044132      to        7.519269            46917001
 2007                               6,324,700       11.644211      to       12.219796            75588149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                           1.50%     to       2.60%      4.17%     to       4.18%     (11.06)%    to      (10.07)%
 2010                           1.50%     to       2.60%        --      to         --       23.31%     to       24.67%
 2009                           1.50%     to       2.60%        --      to         --       42.89%     to       44.47%
 2008                           1.50%     to       2.60%        --      to         --      (41.97)%    to      (41.32)%
 2007                           1.50%     to       2.60%        --      to         --        0.32%     to        1.43%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                           1.50%     to       2.60%      3.17%     to       3.29%       6.25%     to        7.43%
 2010                           1.50%     to       2.60%      0.14%     to       0.48%      11.12%     to       12.35%
 2009                           1.50%     to       2.60%      6.58%     to       8.09%      26.24%     to       27.64%
 2008                           1.50%     to       2.60%      1.74%     to       1.78%     (30.77)%    to      (30.00)%
 2007                           1.50%     to       2.60%        --      to         --        6.97%     to        8.15%
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                           1.15%     to       2.20%      1.66%     to       1.72%      (7.56)%    to       (6.59)%
 2010                           1.15%     to       1.95%      0.73%     to       0.73%       8.42%     to        9.29%
 2009                           1.15%     to       1.95%        --      to         --       23.18%     to       24.17%
 2008                           1.15%     to       1.95%      1.42%     to       1.56%     (30.45)%    to      (29.89)%
 2007                           1.15%     to       1.95%      2.23%     to       2.55%       4.83%     to        5.67%
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2011                           1.15%     to       2.45%        --      to         --       (1.60)%    to       (0.32)%
 2010                           1.15%     to       2.45%        --      to         --       24.09%     to       25.71%
 2009                           1.15%     to       2.45%        --      to         --       29.06%     to       30.75%
 2008                           1.15%     to       2.45%        --      to         --      (50.44)%    to      (49.79)%
 2007                           1.15%     to       2.45%        --      to         --        3.47%     to        4.83%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.75%     to       2.65%      0.10%     to       0.10%      (3.95)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      40.67%     to       43.08%
 2008                           0.75%     to       2.45%        --      to         --      (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.01%     to       0.01%      11.11%     to       13.01%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.65%        --      to       1.05%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.23%     to       1.26%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.91%     to       1.92%      35.99%     to       38.32%
 2008                           0.75%     to       2.45%      0.38%     to       1.22%     (41.78)%    to      (40.78)%
 2007                           0.75%     to       2.45%      0.80%     to       0.80%      (1.60)%    to        5.29%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2011                           0.75%     to       2.45%      0.57%     to       0.58%      (2.73)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.90%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.60%     to       5.03%      24.90%     to       27.04%
 2008                           0.75%     to       2.45%      0.96%     to       1.21%     (40.11)%    to      (39.08)%
 2007                           0.75%     to       2.45%      0.74%     to       0.74%       1.63%     to        3.37%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.65%      0.29%     to       0.36%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.37%     to       0.37%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.64%     to       0.65%      33.58%     to       35.86%
 2008                           0.75%     to       2.45%      0.19%     to       0.28%     (39.51)%    to      (38.47)%
 2007                           0.75%     to       2.45%      0.04%     to       0.04%      (3.78)%    to       (2.13)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               2,320,202      $16.334348      to      $21.468467         $43,968,750
 2010                               2,476,181       15.713840      to       22.337761            49092596
 2009                               2,411,095       14.285292      to       19.974918            43044632
 2008                               2,174,198        9.418219      to       12.954271            25336787
 2007                               2,269,215       13.944160      to       18.865269            38646760
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 384,839        9.283463      to       38.438002           7,751,023
 2010                                 386,191        9.553836      to       38.890290             7570946
 2009                                 384,724        8.536656      to       34.164535             6046084
 2008                                 418,157        6.470360      to       25.458789             4926748
 2007                                 437,668        9.944940      to       38.469378             7605827
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 181,052        8.786996      to       46.910392           4,159,485
 2010                                 191,585        9.438735      to       49.564167             4733957
 2009                                 184,168        8.452551      to       43.659846             4145275
 2008                                 233,140        6.669551      to       33.886310             3858362
 2007                                 265,351       11.122224      to       55.693138             7122486
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 140,461        5.546623      to        5.864365             809,485
 2010                                 106,044        6.593054      to        6.880497              719439
 2009                                 122,089        6.307141      to        6.497191              785159
 2008                                 121,691        5.122141      to        5.208302              630173
 2007                                   5,365        9.746889      to        9.760552               52300
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                               3,656,305       11.239143      to       16.521763          41,027,803
 2010                               3,710,479       13.894466      to       20.039777            50746015
 2009                               4,065,595        6.831196      to       18.350770            51160897
 2008                               4,743,712        5.617009      to       14.834573            48320022
 2007                               4,478,672       10.270794      to       26.666709            81508020
PUTNAM VT INVESTORS FUND
 2011                               3,281,193        5.980751      to        9.248869          26,311,391
 2010                               3,675,500        6.123513      to        9.314562            29810519
 2009                               4,056,740        5.489267      to        8.237992            29245066
 2008                               4,496,525        4.299982      to        6.344414            25062625
 2007                               2,405,721        7.289828      to       10.573923            22038487
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                  70,396       11.438389      to       11.695236             815,061
 2010                                  90,002       12.343941      to       12.414350             1114470
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                               1,715,931       15.604936      to       21.779803          34,025,474
 2010                               1,963,144       16.819413      to       23.032476            41489131
 2009                               2,186,839       14.612504      to       18.419681            37246459
 2008                               2,415,024       11.385034      to       14.109315            31768067
 2007                               2,607,444       19.242065      to       23.443202            57444394

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.65%        --      to       9.34%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.40%     14.67%     to      14.82%      10.00%     to       11.83%
 2009                           0.75%     to       2.40%      6.40%     to       7.38%      51.68%     to       54.20%
 2008                           0.75%     to       2.40%      3.97%     to       6.12%     (32.46)%    to      (31.33)%
 2007                           0.75%     to       2.40%      4.24%     to       4.34%       1.66%     to        3.35%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.45%      4.31%     to       4.33%      (2.83)%    to       (1.16)%
 2010                           0.75%     to       2.45%      5.47%     to       5.52%      11.92%     to       13.83%
 2009                           0.75%     to       2.45%      5.79%     to       5.83%      31.94%     to       34.20%
 2008                           0.75%     to       2.45%      3.73%     to       4.98%     (34.94)%    to      (33.82)%
 2007                           0.75%     to       2.45%      0.50%     to       0.50%      (2.89)%    to        2.17%
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.40%      1.28%     to       1.41%      (6.90)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.52%     to       1.56%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.64%     to       2.67%      26.73%     to       28.84%
 2008                           0.75%     to       2.40%      2.15%     to       2.21%     (40.15)%    to      (39.16)%
 2007                           0.75%     to       2.45%      1.29%     to       1.29%      (8.31)%    to       (6.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           1.15%     to       2.45%      2.39%     to       2.54%     (15.87)%    to      (14.77)%
 2010                           1.15%     to       2.45%      3.28%     to       3.45%       4.53%     to        5.90%
 2009                           1.15%     to       2.45%        --      to         --       23.14%     to       24.75%
 2008                           1.15%     to       2.45%      0.96%     to       2.07%     (47.33)%    to      (46.64)%
 2007                           1.15%     to       1.65%        --      to         --       (1.18)%    to       (1.12)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      3.21%     to       3.23%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.49%     to       3.49%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
 2008                           0.75%     to       2.45%      2.06%     to       2.08%     (45.31)%    to      (44.37)%
 2007                           0.75%     to       2.45%      2.20%     to       2.20%      (1.78)%    to        7.56%
PUTNAM VT INVESTORS FUND
 2011                           0.75%     to       2.40%      1.09%     to       1.22%      (2.33)%    to       (0.71)%
 2010                           0.75%     to       2.40%      1.21%     to       1.21%      11.22%     to       13.07%
 2009                           0.75%     to       2.45%      1.08%     to       1.27%      27.66%     to       29.85%
 2008                           0.75%     to       2.45%      0.25%     to       0.25%     (41.01)%    to      (40.00)%
 2007                           0.75%     to       2.45%      0.36%     to       0.36%      (7.46)%    to       (5.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                           0.75%     to       2.40%      0.25%     to       0.28%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                           0.75%     to       2.65%      0.49%     to       0.49%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.30%     to       0.30%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.70%      28.35%     to       30.55%
 2008                           0.75%     to       2.45%      1.00%     to       1.46%     (40.83)%    to      (39.82)%
 2007                           0.75%     to       2.45%      0.25%     to       0.55%     (14.83)%    to      (13.37)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                                 386,279       $9.444989      to      $11.385479          $4,200,709
 2010                                 357,389        9.418537      to       11.162153             3825606
 2009                                 407,399        8.709196      to       10.147627             3992693
 2008                                 450,315        7.104520      to        8.138466             3571684
 2007                                 449,733       12.282903      to       13.832698             6113044
PUTNAM VT VOYAGER FUND
 2011                                 212,154       15.772876      to       56.104212           3,796,836
 2010                                 204,253        7.853627      to       69.084497             4696803
 2009                                 254,339        6.682609      to       57.851101             3788975
 2008                                 118,226        4.176328      to       35.705565             1139657
 2007                                 137,889        6.793891      to       57.361079             2201923
PUTNAM VT EQUITY INCOME FUND
 2011                                 460,234       14.174572      to       14.940621           6,712,687
 2010                                 435,024       14.252552      to       14.769377             6315710
 2009                                 456,368       12.970674      to       13.214639             5976725
PIONEER FUND VCT PORTFOLIO
 2011                                 197,101        0.991140      to        1.051851             196,659
 2010                                 330,747        1.060424      to        1.114727              354259
 2009                                 408,482        0.935772      to        0.974389              385438
 2008                                 458,022        0.765073      to        0.789105              352543
 2007                                 646,168        1.190416      to        1.216169              771857
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               2,108,391       13.012903      to       15.382082          30,611,144
 2010                               2,453,952       14.181013      to       15.856481            36446904
 2009                               2,738,744       12.972981      to       14.239834            36321876
 2008                               2,922,032       10.728106      to       11.559974            31941678
 2007                               3,053,861       16.242615      to       17.180850            49755018
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                               3,236,236       14.102268      to       14.891253          46,111,750
 2010                               3,707,365       14.792870      to       15.326425            54744089
 2009                               4,103,689       12.159411      to       13.346950            53170517
 2008                               4,582,691        9.718718      to       10.472431            46976482
 2007                               5,020,336       15.537611      to       16.435250            81456728
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                                  13,282       12.405145      to       13.632928             172,263
 2010                                  16,549       13.601087      to       14.783671              234568
 2009                                  17,222       11.675064      to       12.551405              208578
 2008                                  20,311        7.233687      to        7.691740              151538
 2007                                  23,408       14.590661      to       15.344436              351046
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                                  14,167       11.713370      to       12.755802             174,494
 2010                                  23,160       13.263331      to       14.285671              321356
 2009                                  21,347       10.695487      to       11.393961              237031
 2008                                  18,694        7.019577      to        7.396327              135297
 2007                                  13,141       13.551542      to       14.122344              183151
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                  30,026        1.565814      to        1.565814              47,016
 2010                                  30,026        1.465154      to        1.465154               43993

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                           0.75%     to       2.45%      2.08%     to       2.12%       0.28%     to        2.00%
 2010                           0.75%     to       2.45%      5.05%     to       5.11%       8.15%     to       10.00%
 2009                           0.75%     to       2.45%      4.45%     to       4.62%      22.59%     to       24.69%
 2008                           0.75%     to       2.45%      3.79%     to       4.53%     (42.16)%    to      (41.17)%
 2007                           0.75%     to       2.45%      2.58%     to       2.58%      (1.49)%    to        0.20%
PUTNAM VT VOYAGER FUND
 2011                           1.15%     to       2.65%        --      to         --      (20.00)%    to      (18.79)%
 2010                           1.15%     to       2.45%      1.27%     to       1.27%      17.88%     to       19.42%
 2009                           1.15%     to       2.40%      0.51%     to       0.75%      60.01%     to       62.02%
 2008                           1.15%     to       2.40%        --      to         --      (38.53)%    to      (37.75)%
 2007                           1.15%     to       2.40%        --      to         --        3.02%     to        4.31%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.75%     to       2.45%      1.68%     to       1.84%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      2.01%     to       2.04%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      1.23%     to       1.28%      24.37%     to       26.50%
PIONEER FUND VCT PORTFOLIO
 2011                           1.15%     to       2.10%      1.04%     to       1.14%      (6.53)%    to       (5.64)%
 2010                           1.15%     to       2.10%      1.09%     to       1.11%      13.32%     to       14.40%
 2009                           1.15%     to       2.10%      1.57%     to       1.57%      22.31%     to       23.48%
 2008                           1.15%     to       2.10%      1.45%     to       1.53%     (35.73)%    to      (35.12)%
 2007                           1.15%     to       2.10%      0.98%     to       1.03%       2.61%     to        3.59%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.75%     to       2.65%      1.05%     to       1.07%      (4.82)%    to       (2.99)%
 2010                           0.75%     to       2.60%      0.09%     to       0.11%       9.31%     to       11.35%
 2009                           0.75%     to       2.60%      3.62%     to       3.67%      20.93%     to       23.18%
 2008                           0.75%     to       2.60%      1.78%     to       1.79%     (33.95)%    to      (32.72)%
 2007                           0.75%     to       2.60%      0.95%     to       1.35%      (0.11)%    to        1.76%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           0.75%     to       2.65%      1.32%     to       2.01%      (4.67)%    to       (2.84)%
 2010                           0.75%     to       2.65%      0.13%     to       0.13%      12.67%     to       14.83%
 2009                           0.75%     to       2.60%      4.30%     to       4.31%      25.11%     to       27.45%
 2008                           0.75%     to       2.60%      2.18%     to       2.31%     (37.45)%    to      (36.28)%
 2007                           0.75%     to       2.60%      1.07%     to       1.59%      (4.84)%    to       (3.06)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                           1.50%     to       2.60%        --      to         --       (8.79)%    to       (7.78)%
 2010                           1.50%     to       2.60%        --      to         --       16.50%     to       17.79%
 2009                           1.50%     to       2.60%        --      to         --       61.40%     to       63.18%
 2008                           1.50%     to       2.60%      0.19%     to       0.23%     (50.42)%    to      (49.87)%
 2007                           1.50%     to       2.60%        --      to         --       13.65%     to       14.91%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                           1.50%     to       2.60%        --      to         --      (11.69)%    to      (10.71)%
 2010                           1.50%     to       2.60%        --      to         --       24.01%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
 2008                           1.50%     to       2.60%        --      to         --      (48.20)%    to      (47.63)%
 2007                           1.50%     to       2.60%        --      to         --       14.58%     to       15.85%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      2.23%     to       2.23%       5.62%     to        5.62%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                   3,321       $1.083489      to       $1.083489              $3,598
 2010                                   3,366        1.125767      to        1.125767                3789
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                               1,519,041        0.840995      to        1.512162           1,517,493
 2010                               1,708,305        0.987748      to        1.753967             1958734
 2009                               1,662,697        0.866352      to        1.519248             1645773
 2008                               1,930,277        0.765357      to        1.325462             1675129
 2007                               1,338,331        1.339833      to        2.291471             2010131
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                 233,490       11.841972      to       12.103026           2,753,528
 2010                                 296,600       12.712117      to       12.798846             3727963
 2009                                   5,610        1.298796      to        1.342955                7432
 2008                                   6,269        0.868884      to        0.894400                5541
 2007                                   9,821        1.514837      to        1.579591               15308
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                 630,140       10.983743      to       11.225910           7,026,045
 2010                                 714,206       12.134981      to       12.217855             8707476
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                  26,133       10.447539      to       10.490576             273,811

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.65%     to       1.65%      0.54%     to       0.54%      (3.76)%    to       (3.76)%
 2010                           1.65%     to       1.65%        --      to         --       11.96%     to       11.96%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.40%      0.63%     to       0.64%     (14.86)%    to      (13.79)%
 2010                           1.15%     to       2.40%        --      to         --       13.41%     to       14.00%
 2009                           1.15%     to       2.40%      3.38%     to       3.61%      13.20%     to       14.62%
 2008                           1.15%     to       2.40%        --      to         --      (42.88)%    to      (42.16)%
 2007                           1.15%     to       2.40%      2.82%     to       4.32%      12.28%     to       13.69%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.15%     to       2.65%        --      to         --       (6.85)%    to       (5.44)%
 2010                           1.15%     to       2.65%        --      to         --       27.12%     to       27.99%
 2009                           1.65%     to       2.10%        --      to         --       49.48%     to       50.15%
 2008                           1.65%     to       2.10%        --      to         --      (42.64)%    to      (42.38)%
 2007                           1.35%     to       2.10%        --      to         --       11.45%     to       12.29%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.15%     to       2.65%      0.89%     to       0.90%      (9.49)%    to       (8.12)%
 2010                           1.15%     to       2.65%        --      to         --       21.35%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.15%     to       2.35%        --      to         --        4.48%     to        4.91%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Principal First Charge maximum of .75%

       Principal First Preferred Charge maximum of .20%

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV Plus Charge maximum of .30%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    7. Subsequent Events:

    On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses.

    On April 26, 2012, HFSG announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

    On July 31, 2012, HFSG entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012.

    On September 4, 2012, HFSG announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual"). The sale, which is structured as a reinsurance transaction, is expected to close in first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell retirement plans during a transition period, and MassMutual will assume all expenses and risk for these sales through a reinsurance agreement.

    On September 27, 2012, HFSG announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

    On December 10, 2012, the Sponsor Company's Parent, Hartford Life and Accident Insurance Company ("HLA"), received regulatory approval to reorganize its Mutual Fund business. This reorganization, which is expected to occur in late 2012, will result in certain subsidiaries supporting the Mutual Funds business, being distributed to Hartford Life, Inc, HLA's parent, via a return of capital.

    Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of December 28, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 8. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

    As discussed in Note 1 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts. As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012 (May 29, 2012, as to the effects of the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts as discussed in Note 1 and December 28, 2012 as to the subsequent events discussed in Note 21)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                 $3,802         $3,806          $3,723
 Earned premiums                         234            260             377
 Net investment income (loss)
  Securities available-for-sale
   and other                           2,580          2,621           2,505
  Equity securities, trading             (14)           238             343
                                    --------       --------       ---------
 Total net investment income           2,566          2,859           2,848
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses           (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                   71            376             530
                                    --------       --------       ---------
  Net OTTI losses recognized in
   earnings                             (125)          (336)         (1,192)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings         126           (608)            316
                                    --------       --------       ---------
   Total net realized capital
    gains (losses)                         1           (944)           (876)
                                    --------       --------       ---------
                    TOTAL REVENUES     6,603          5,981           6,072
                                    --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                  3,107          2,948           3,716
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on international
  unit-linked bonds and pension
  products                               (14)           238             343
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                474            161           3,117
 Insurance operating costs and
  other expenses                       3,048          1,750           2,009
 Dividends to policyholders               17             21              12
                                    --------       --------       ---------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES     6,632          5,118           9,197
                                    --------       --------       ---------
     INCOME (LOSS) FROM CONTINUING
    OPERATIONS BEFORE INCOME TAXES       (29)           863          (3,125)
 Income tax expense (benefit)           (273)           187          (1,277)
                                    --------       --------       ---------
     INCOME (LOSS) FROM CONTINUING
            OPERATIONS, NET OF TAX       244            676          (1,848)
 Income (loss) from discontinued
  operations, net of tax                  --             31              (5)
                                    --------       --------       ---------
                 NET INCOME (LOSS)       244            707          (1,853)
   Net income attributable to the
    noncontrolling interest               --              8              10
                                    --------       --------       ---------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY      $244           $699         $(1,863)
                                    --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                       $244           $699        $(1,863)
                                     --------       --------       --------
Other comprehensive income (loss)
 (1)
  Change in net unrealized
   gain/loss on securities (2)          1,174          1,473          3,350
  Change in net gain/loss on
   cash-flow hedging instruments          103            117           (292)
  Change in foreign currency
   translation adjustments                 (2)           (17)           101
                                     --------       --------       --------
  Total other comprehensive income      1,275          1,573          3,159
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME    $1,519         $2,272         $1,296
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $636, $(793) and $(1,804) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2011              2010
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $46,236 and
  $45,323) (includes variable interest
  entity assets, at fair value, of $153 and
  $406)                                           $47,778           $44,834
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $338 and $323)                                    1,317               639
 Equity securities, trading, at fair value
  (cost of $1,860 and $2,061)                       1,967             2,279
 Equity securities, available for sale, at
  fair value (cost of $443 and $320)                  398               340
 Mortgage loans (net of allowances for loan
  losses of $23 and $62)                            4,182             3,244
 Policy loans, at outstanding balance               1,952             2,128
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $7 and $14)                      1,376               838
 Other investments                                  1,974             1,461
 Short-term investments                             3,882             3,489
                                              -----------       -----------
                           TOTAL INVESTMENTS       64,826            59,252
 Cash                                               1,183               531
 Premiums receivable and agents' balances              64                67
 Reinsurance recoverables                           5,006             3,924
 Deferred policy acquisition costs and
  present value of future profits                   3,448             3,694
 Deferred income taxes, net                         2,006             2,569
 Goodwill                                             470               470
 Other assets                                         925               692
 Separate account assets                          143,859           159,729
                                              -----------       -----------
                                TOTAL ASSETS     $221,787          $230,928
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,831            11,385
 Other policyholder funds and benefits
  payable                                          45,016            43,395
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,929             2,252
 Consumer notes                                       314               382
 Other liabilities (includes variable
  interest entity liabilities of $477 and
  $422)                                             9,927             6,398
 Separate account liabilities                     143,859           159,729
                                              -----------       -----------
                           TOTAL LIABILITIES    $ 212,876         $ 223,541
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,271             8,265
 Accumulated other comprehensive income
  (loss), net of tax                                  953              (322)
 Retained earnings                                   (319)             (562)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,911             7,387
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,787          $230,928
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            COMMON                PAID-IN                COMPREHENSIVE
                                            STOCK                 CAPITAL                INCOME (LOSS)
                                                                  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                    $ (322)
Capital contributions from parent              --                        6                        --
Dividends declared                             --                       --                        --
Net income                                     --                       --                        --
Total other comprehensive income               --                       --                     1,275
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                      $953
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                  $ (2,070)
Capital contributions to parent                --                     (192)                       --
Dividends declared                             --                       --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                       175
Change in noncontrolling interest
 ownership                                     --                       --                        --
Net income                                     --                       --                        --
Total other comprehensive income               --                       --                     1,573
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                     $(322)
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2008, AS
 PREVIOUSLY REPORTED                          $ 6                  $ 6,157                  $ (4,531)
Cumulative effect of accounting
 change, net of tax                            --                       --                      (221)
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2008, AS
 CURRENTLY REPORTED, SEE NOTE 1                 6                    6,157                    (4,752)
Capital contributions from parent (1)          --                    2,300                        --
Dividends declared                             --                       --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      (477)
Change in noncontrolling interest
 ownership                                     --                       --                        --
Net loss                                       --                       --                        --
Total other comprehensive income               --                       --                     3,159
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                   $(2,070)
                                             ----                 --------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                          $ (562)                  $ --                  $ 7,387
Capital contributions from parent                       --                     --                        6
Dividends declared                                      (1)                    --                       (1)
Net income                                             244                     --                      244
Total other comprehensive income                        --                     --                    1,275
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2011               $(319)                  $ --                   $8,911
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                  $ 61                  $ 5,341
Capital contributions to parent                         --                     --                     (192)
Dividends declared                                       1                     --                        1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                                             26
Change in noncontrolling interest
 ownership                                              --                    (69)                     (69)
Net income                                             699                      8                      707
Total other comprehensive income                        --                     --                    1,573
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2010               $(562)                  $ --                   $7,387
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2008, AS
 PREVIOUSLY REPORTED                               $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 change, net of tax                                 (1,135)                    --                   (1,356)
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2008, AS
 CURRENTLY REPORTED, SEE NOTE 1                        311                    165                    1,887
Capital contributions from parent (1)                   --                     --                    2,300
Dividends declared                                     (38)                    --                      (38)
Cumulative effect of accounting
 changes, net of DAC and tax                           477                     --                       --
Change in noncontrolling interest
 ownership                                              --                   (114)                    (114)
Net loss                                            (1,863)                    10                   (1,853)
Total other comprehensive income                        --                     --                    3,159
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2009             $(1,113)                   $61                   $5,341
                                                  --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                 2011           2010           2009
                                                           (IN MILLIONS)
------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                                 $244           $707        $(1,853)
 Adjustments to reconcile net income(loss) to
  net cash provided by operating activities
 Amortization of deferred policy acquisition
  costs and present value of future profits         474            178          3,128
 Additions to deferred policy acquisition
  costs and present value of future profits        (381)          (381)          (491)
 Change in:
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses        252             13            574
 Reinsurance recoverables                            57             26             66
 Receivables and other assets                         9           (112)           (20)
 Payables and accruals                            2,402            295            420
 Accrued and deferred income taxes                 (125)          (131)          (675)
 Net realized capital losses                          1            882            877
 Net receipts (disbursements) from investment
  contracts related to policyholder funds --
  international unit-linked bonds and pension
  products                                         (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                               312            164           (809)
 Depreciation and amortization                      194            207            173
 Other, net                                        (108)           201            328
                                               --------       --------       --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES   $ 3,008        $ 1,882        $ 2,522
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment
  of:
 Fixed maturities and short-term investments,
  available-for-sale                            $19,203        $28,581        $37,224
 Fixed maturities, fair value option                 37             20             --
 Equity securities, available-for-sale              147            171            162
 Mortgage loans                                     332          1,288            413
 Partnerships                                       128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term investments,
  available-for-sale                            (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value option               (661)           (74)            --
 Equity securities, available-for-sale             (230)          (122)           (61)
 Mortgage loans                                  (1,246)          (189)          (197)
 Partnerships                                      (436)          (172)          (121)
 Proceeds from business sold                         --            241             --
 Derivatives payments (sales), net                  938           (644)          (520)
 Change in policy loans, net                        176             (8)            34
 Change in payables for collateral under
  securities lending, net                            --            (46)        (1,805)
 Change in all other, net                             1           (117)            25
                                               --------       --------       --------
    NET CASH PROVIDED BY (USED FOR) INVESTING
                                   ACTIVITIES  $ (2,128)         $ 209         $ (192)
FINANCING ACTIVITIES
 Deposits and other additions to investment
  and universal life-type contracts             $12,124        $15,405        $13,398
 Withdrawals and other deductions from
  investment and universal life-type
  contracts                                     (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate accounts
  related to investment and universal
  life-type contracts                            10,439          8,211          6,805
 Net repayments at maturity or settlement of
  consumer notes                                    (68)          (754)           (74)
 Issuance of structured financing                    --             --           (189)
 Capital contributions (1),(2)                       --           (195)         1,397
 Dividends paid (1)                                  --             --            (33)
                                               --------       --------       --------
       NET CASH USED FOR FINANCING ACTIVITIES    $ (225)      $ (2,363)      $ (2,183)
 Foreign exchange rate effect on cash                (3)            10            (15)
 Net increase (decrease) in cash                    652           (262)           132
 Cash -- beginning of year                          531            793            661
                                               --------       --------       --------
 CASH -- END OF YEAR                             $1,183           $531           $793
                                               --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION:
 Net cash paid (received) during the year for
  income taxes                                    $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. (together with its subsidiaries, "The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update ("ASU") No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944):
ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. All related amounts for prior reporting periods have been revised accordingly. As a result of this accounting change, total stockholder's equity as of January 1, 2009, decreased by approximately $1.3 billion, after-tax from $3.2 billion, as previously reported, to $1.9 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

The effect of adoption of this accounting standard on the Company's Consolidated Balance Sheets and Consolidated Statements of Operations is as follows:

                                                                                    DECEMBER 31, 2011
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and present value of
 future profits                                                 $4,598                     $(1,150)                   $3,448
Deferred income taxes, net                                      $1,606                        $400                    $2,006
Retained earnings (accumulated deficit)                           $555                       $(874)                    $(319)
Accumulated other comprehensive income (loss), net of
 tax                                                              $829                        $124                      $953
Total stockholders' equity                                      $9,661                       $(750)                   $8,911

                                                                                    DECEMBER 31, 2010
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and present value of
 future profits                                                 $4,949                     $(1,255)                   $3,694
Deferred income taxes, net                                      $2,138                        $431                    $2,569
Retained earnings                                                 $312                       $(874)                    $(562)
Accumulated other comprehensive income (loss), net of
 tax                                                             $(372)                        $50                     $(322)
Total stockholders' equity                                      $8,211                       $(824)                   $7,387

                                                                               YEAR ENDED DECEMBER 31, 2011
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                                  $616                      $(142)                      $474
Insurance operating costs and other expenses                    $2,896                       $152                     $3,048
Loss from continuing operations before income taxes               $(19)                      $(10)                      $(29)
Income tax benefit                                               $(263)                      $(10)                     $(273)
Net income attributable to Hartford Life Insurance
 Company                                                          $244                       $ --                       $244

                                                                               YEAR ENDED DECEMBER 31, 2010
                                                             AS PREVIOUSLY                                        AS CURRENTLY
                                                               REPORTED               EFFECT OF CHANGE              REPORTED
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                                   $215                      $(54)                      $161
Insurance operating costs and other expenses                     $1,610                      $140                     $1,750
Income (loss) from continuing operations before income
 taxes                                                             $949                      $(86)                      $863
Income tax expense (benefit)                                       $228                      $(41)                      $187
Net income (loss)                                                  $752                      $(45)                      $707
Net income (loss) attributable to Hartford Life
 Insurance Company                                                 $744                      $(45)                      $699

                                                                              YEAR ENDED DECEMBER 31, 2009
                                                          As previously                                           As currently
                                                             reported                Effect of change               reported
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                               $3,716                      $(599)                     $3,117
Insurance operating costs and other expenses                   $1,826                       $183                      $2,009
Income (loss) from continuing operations before
 income taxes                                                 $(3,541)                      $416                     $(3,125)
Income tax expense (benefit)                                  $(1,399)                      $122                     $(1,277)
Net income (loss)                                             $(2,147)                      $294                     $(1,853)
Net income (loss) attributable to Hartford Life
 Insurance Company                                            $(2,157)                      $294                     $(1,863)

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,141           $99,357
 Individual Life                                        17,095            15,546
 Retirement Plans                                       35,143            33,854
 Mutual Funds                                              182               153
 Runoff Operations                                      79,640            78,870
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,787          $230,928
                                                   -----------       -----------

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2011           2010           2009
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity         $1,595         $1,707          $1,551
  Fixed / MVA and other annuity           56             14              (2)
                                    --------       --------       ---------
  Total Individual Annuity             1,651          1,721           1,549
 INDIVIDUAL LIFE
  Variable life                          396            416             503
  Universal life                         429            367             362
  Term life                               33             36              37
                                    --------       --------       ---------
  Total Individual Life                  858            819             902
 RETIREMENT PLANS
  401(k)                                 332            318             286
  Government plans                        48             41              38
                                    --------       --------       ---------
  Total Retirement Plans                 380            359             324
 MUTUAL FUNDS
  Non-Proprietary                        511            519             437
  Proprietary                             58             61              --
                                    --------       --------       ---------
  Total Mutual Funds                     569            580             437
                                    --------       --------       ---------
 RUNOFF OPERATIONS                       221            254             549
                                    --------       --------       ---------
 OTHER                                   357            333             339
                                    --------       --------       ---------
   Total premiums, fees, and other
    considerations                     4,036          4,066           4,100
                                    --------       --------       ---------
  Net investment income                2,566          2,859           2,848
  Net realized capital losses              1           (944)           (876)
                                    --------       --------       ---------
                    TOTAL REVENUES    $6,603         $5,981          $6,072
                                    --------       --------       ---------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE
 Individual Annuity                     $101           $364         $(1,710)
 Individual Life                          85            164               4
 Retirement Plans                          3              6            (245)
 Mutual Funds                             98            129              32
 Runoff Operations                        (3)           (44)            146
 Other                                   (40)            80             (90)
                                    --------       --------       ---------
           TOTAL NET INCOME (LOSS)      $244           $699         $(1,863)
                                    --------       --------       ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                     $769           $813            $770
 Individual Life                         420            362             304
 Retirement Plans                        396            364             315
 Mutual Funds                              1             (1)            (16)
 Runoff Operations                       941          1,221           1,279
 Other                                    39            100             196
                                    --------       --------       ---------
       TOTAL NET INVESTMENT INCOME    $2,566         $2,859          $2,848
                                    --------       --------       ---------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 Individual Annuity                     $162            (34)          2,767
 Individual Life                         169            101             254
 Retirement Plans                         84             21              32
 Mutual Funds                             47             51              50
 Runoff Operations                        12             22              16
 Other                                    --             --              (2)
                                    --------       --------       ---------
         TOTAL AMORTIZATION OF DAC      $474           $161          $3,117
                                    --------       --------       ---------

                                               FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Individual Annuity                       $(214)         $38         $(1,162)
Individual Life                             12           77             (29)
Retirement Plans                           (52)          (9)           (156)
Mutual Funds                                52           51              20
Runoff Operations                          (47)          10              80
Other                                      (24)          20             (30)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(273)        $187         $(1,277)
                                       -------       ------       ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                          DECEMBER 31, 2011
                                                           QUOTED PRICES                SIGNIFICANT               SIGNIFICANT
                                                       IN ACTIVE MARKETS FOR             OBSERVABLE              UNOBSERVABLE
                                                         IDENTICAL ASSETS                  INPUTS                   INPUTS
                                       TOTAL                 (LEVEL 1)                   (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING
Fixed maturities, AFS
 ABS                                     2,093                      --                       1,776                      317
 CDOs                                    1,798                      --                       1,470                      328
 CMBS                                    4,269                      --                       3,921                      348
 Corporate                              30,229                      --                      28,732                    1,497
 Foreign government/government
  agencies                               1,224                      --                       1,187                       37
 States, municipalities and
  political subdivisions                 1,557                      --                       1,175                      382
 RMBS                                    3,823                      --                       2,890                      933
 U.S. Treasuries                         2,785                     487                       2,298                       --
                                     ---------               ---------                    --------                  -------
Total fixed maturities                  47,778                     487                      43,449                    3,842
Fixed maturities, FVO                    1,317                      --                         833                      484
Equity securities, trading               1,967                   1,967                          --                       --
Equity securities, AFS                     398                     227                         115                       56
Derivative assets
 Credit derivatives                        (27)                     --                          (6)                     (21)
 Equity derivatives                         31                      --                          --                       31
 Foreign exchange derivatives              505                      --                         505                       --
 Interest rate derivatives                  78                      --                          38                       40
 U.S. GMWB hedging instruments             494                      --                          11                      483
 U.S. macro hedge program                  357                      --                          --                      357
 International program hedging
  instruments                              533                      --                         567                      (34)
                                     ---------               ---------                    --------                  -------
Total derivative assets (1)              1,971                      --                       1,115                      856
Short-term investments                   3,882                     520                       3,362                       --
Reinsurance recoverable for
 U.S. GMWB and Japan
GMWB, GMIB, and GMAB                     3,073                      --                          --                    3,073
Separate account assets (2)            139,421                 101,633                      36,757                    1,031
                                     ---------               ---------                    --------                  -------
 TOTAL ASSETS ACCOUNTED FOR AT
               FAIR VALUE ON A         199,807                 104,834                      85,631                    9,342
                                     ---------               ---------                    --------                  -------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A
Other policyholder funds and
 benefits payable
 Guaranteed living benefits             (5,776)                     --                          --                   (5,776)
 Equity linked notes                        (9)                     --                          --                       (9)
                                     ---------               ---------                    --------                  -------
Total other policyholder funds
 and benefits payable                   (5,785)                     --                          --                   (5,785)
Derivative liabilities
 Credit derivatives                       (493)                     --                         (25)                    (468)
 Equity derivatives                          5                      --                          --                        5
 Foreign exchange derivatives              140                      --                         140                       --
 Interest rate derivatives                (315)                     --                        (184)                    (131)
 U.S. GMWB hedging instruments             400                      --                          --                      400
 International program hedging
  instruments                                9                      --                          10                       (1)
                                     ---------               ---------                    --------                  -------
Total derivative liabilities
 (3)                                      (254)                     --                         (59)                    (195)
Other liabilities                           (9)                     --                          --                       (9)
Consumer notes (4)                          (4)                     --                          --                       (4)
                                     ---------               ---------                    --------                  -------
   TOTAL LIABILITIES ACCOUNTED
        FOR AT FAIR VALUE ON A          (6,052)                     --                         (59)                  (5,993)
                                     ---------               ---------                    --------                  -------

                                                                     DECEMBER 31, 2010
                                                      QUOTED PRICES                SIGNIFICANT              SIGNIFICANT
                                                  IN ACTIVE MARKETS FOR             OBSERVABLE              UNOBSERVABLE
                                                    IDENTICAL ASSETS                  INPUTS                   INPUTS
                                  TOTAL                 (LEVEL 1)                   (LEVEL 2)                (LEVEL 3)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                2,068                      --                       1,660                      408
 CDOs                               1,899                      --                          30                    1,869
 CMBS                               5,028                      --                       4,536                      492
 Corporate                         26,915                      --                      25,429                    1,486
 Foreign government/government
  agencies                          1,002                      --                         962                       40
 Municipal                          1,032                      --                         774                      258
 RMBS                               4,118                      --                       3,013                    1,105
 U.S. Treasuries                    2,772                     248                       2,524                       --
                                ---------               ---------                    --------                 --------
Total fixed maturities             44,834                     248                      38,928                    5,658
Fixed maturities, FVO                 639                      --                         128                      511
Equity securities, trading          2,279                   2,279                          --                       --
Equity securities, AFS                340                     174                         119                       47
Derivative assets
 Credit derivatives                   (11)                     --                         (19)                       8
 Equity derivatives                     2                      --                          --                        2
 Foreign exchange derivatives         784                      --                         784                       --
 Interest rate derivatives            (99)                     --                         (63)                     (36)
 U.S. GMWB hedging instruments        339                      --                        (122)                     461
 U.S. macro hedge program             203                      --                          --                      203
 International program hedging
  instruments                         235                       2                         228                        5
                                ---------               ---------                    --------                 --------
Total derivative assets (1)         1,453                       2                         808                      643
Short-term investments              3,489                     204                       3,285                       --
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                     2,002                      --                          --                    2,002
Separate account assets (2)       153,713                 116,703                      35,763                    1,247
                                ---------               ---------                    --------                 --------
 TOTAL ASSETS ACCOUNTED FOR AT
     FAIR VALUE ON A RECURRING
                         BASIS    208,749                 119,610                      79,031                   10,108
                                ---------               ---------                    --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits        (4,258)                     --                          --                   (4,258)
 Equity linked notes                   (9)                     --                          --                       (9)
Total other policyholder funds
 and benefits payable              (4,267)                     --                          --                   (4,267)
Derivative liabilities
 Credit derivatives                  (401)                     --                         (49)                    (352)
 Equity derivatives                     2                      --                          --                        2
 Foreign exchange derivatives         (25)                     --                         (25)                      --
 Interest rate derivatives            (59)                     --                         (42)                     (17)
 U.S. GMWB hedging instruments        128                      --                         (11)                     139
 International program hedging
  instruments                          (2)                     (2)                         --                       --
                                ---------               ---------                    --------                 --------
Total derivative liabilities
 (3)                                 (357)                     (2)                       (127)                    (228)
Other liabilities                     (37)                     --                          --                      (37)
Consumer notes (4)                     (5)                     --                          --                       (5)
                                ---------               ---------                    --------                 --------
   TOTAL LIABILITIES ACCOUNTED
        FOR AT FAIR VALUE ON A
                     RECURRING     (4,666)                     (2)                       (127)                  (4,537)
                                ---------               ---------                    --------                 --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.
          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/ government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

AT EACH VALUATION DATE, THE COMPANY ASSUMES EXPECTED RETURNS BASED ON:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                     FIXED MATURITIES, AFS

                               ABS         CDOS               CMBS                  CORPORATE
-------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408        $1,869               $492                  $1,486
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)          (30)                13                     (27)
 Included in OCI (3)             18           112                 41                     (14)
Purchases                        35            --                 18                      83
Settlements                     (32)         (129)               (72)                    (92)
Sales                            (9)          (54)              (225)                   (122)
Transfers into Level 3 (4)       79            30                131                     498
Transfers out of Level 3 (4)   (156)       (1,470)               (50)                   (315)
                               ----       -------            -------                 -------
FAIR VALUE AS OF DECEMBER 31,
                         2011  $ 317        $ 328              $ 348                 $ 1,497
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)         $(29)               $(5)                   $(11)
                               ----       -------            -------                 -------

                                                  FIXED MATURITIES, AFS
                                         FOREIGN
                                       GOVT./GOVT.
                                        AGENCIES                MUNICIPAL            RMBS
-----------------------------  ------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                                        $40                    $258             $1,105
Total realized/unrealized
 gains (losses)
 Included in net income (2)                   --                      --                (21)
 Included in OCI (3)                          --                      46                 (3)
Purchases                                     --                      87                 25
Settlements                                   (3)                     --               (111)
Sales                                         --                      --                (16)
Transfers into Level 3 (4)                    29                      --                 69
Transfers out of Level 3 (4)                 (29)                     (9)              (115)
                                         -------                 -------            -------
FAIR VALUE AS OF DECEMBER 31,
                         2011               $ 37                   $ 382              $ 933
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                      $ --                    $ --               $(15)
                                         -------                 -------            -------

                               FIXED MATURITIES, AFS
                                       TOTAL FIXED           FIXED
                                       MATURITIES,        MATURITIES,
                                           AFS                FVO
-----------------------------  -----------------------------------------
ASSETS
Fair value as of January 1,
 2011                                     $5,658               $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)                  (91)                23
 Included in OCI (3)                         200                 --
Purchases                                    248                 --
Settlements                                 (439)                (2)
Sales                                       (426)               (43)
Transfers into Level 3 (4)                   836                 --
Transfers out of Level 3 (4)              (2,144)                (5)
                                         -------            -------
FAIR VALUE AS OF DECEMBER 31,
                         2011            $ 3,842              $ 484
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                      $(74)               $19
                                         -------            -------

                                                              FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                 SECURITIES,                                                 INTEREST
                                     AFS            CREDIT               EQUITY                RATE
---------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                  $47            $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)            (11)            (144)                  (8)                   9
 Included in OCI (3)                    (3)              --                   --                   --
Purchases                               31               20                   40                   --
Settlements                             --              (21)                  --                  (47)
Sales                                   (4)              --                   --                   --
Transfers out of Level 3 (4)            (4)              --                   --                   --
                                   -------          -------              -------              -------
FAIR VALUE AS OF DECEMBER 31,         $ 56           $ (489)                $ 36                $ (91)
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                 $(9)           $(137)                 $(8)                 $10
                                   -------          -------              -------              -------

                                                          FREESTANDING DERIVATIVES (5)
                                                             U.S.                 INTL.             TOTAL FREE-
                                        U.S.                 MACRO               PROGRAM             STANDING
                                        GMWB                 HEDGE               HEDGING            DERIVATIVES
                                       HEDGING              PROGRAM              INSTR.                 (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                     $600                 $203                   $5                 $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)                279                 (128)                   3                   11
 Included in OCI (3)                        --                   --                   --                   --
Purchases                                   23                  347                  (43)                 387
Settlements                                (19)                 (65)                  --                 (152)
Sales                                       --                   --                   --                   --
Transfers out of Level 3 (4)                --                   --                   --                   --
                                       -------              -------              -------              -------
FAIR VALUE AS OF DECEMBER 31,            $ 883                $ 357                $ (35)               $ 661
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                    $278                $(107)                 $(4)                 $32
                                       -------              -------              -------              -------

                                          REINSURANCE RECOVERABLE FOR
                                              U.S. GMWB AND JAPAN           SEPARATE
                                           GMWB, GMIB, AND GMA B (6)        ACCOUNTS
-----------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                     $2,002                   $1,247
Total realized/unrealized gains (losses)
 Included in net income (1), (2)                        504                       25
 Included in OCI (3)                                    111                       --
Purchases                                                --                      292
Settlements                                             456                       --
Sales                                                    --                     (171)
Transfers into Level 3 (4)                               --                       14
Transfers out of Level 3 (4)                             --                     (376)
                                                    -------                  -------
      FAIR VALUE AS OF DECEMBER 31, 2011             $3,073                   $1,031
                                                    -------                  -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2011 (2)                                 $504                      $(1)
                                                    -------                  -------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                                                                TOTAL OTHER
                                    GUARANTEED                                  POLICYHOLDER
                                      LIVING             EQUITY LINKED             FUNDS
                                   BENEFITS (7)              NOTES              AND BENEFITS
-----------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                                 $(4,258)                $(9)                 $(4,267)
Total realized/unrealized
 gains (losses)
Included in net income (1),
 (2)                                   (1,118)                 --                   (1,118)
Included in OCI (3)                      (126)                 --                     (126)
Settlements                              (274)                 --                     (274)
                                     --------                 ---                 --------
 FAIR VALUE AS OF DECEMBER 31,
                          2011        $(5,776)                $(9)                 $(5,785)
                                     --------                 ---                 --------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at                                      $
 December 31, 2011 (2)                $(1,118)                 --                  $(1,118)
                                     --------                 ---                 --------


                                     OTHER          CONSUMER
                                  LIABILITIES         NOTES
------------------------------  --------------------------------
LIABILITIES
Fair value as of January 1,
 2011                                 $(37)             $(5)
Total realized/unrealized
 gains (losses)
Included in net income (1),
 (2)                                    28                1
Included in OCI (3)                     --               --
Settlements                             --               --
                                     -----              ---
 FAIR VALUE AS OF DECEMBER 31,
                          2011         $(9)             $(4)
                                     -----              ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                 $28               $1
                                     -----              ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                  FIXED MATURITIES, AFS

                             ABS         CDOS              CMBS                 CORPORATE
---------------------------------------------------------------------------------------------
ASSETS
Fair value as of January
 1, 2010                     $497       $2,109              $269                  $5,239
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                         (16)        (124)              (98)                    (10)
 Included in OCI (3)           71          467               327                     193
Purchases, issuances, and
 settlements                  (59)        (187)             (157)                    (66)
Transfers into Level 3 (4)     40           42               267                     800
Transfers out of Level 3
 (4)                         (125)        (438)             (116)                 (4,670)
                            -----       ------            ------                 -------
 FAIR VALUE AS OF DECEMBER
                  31, 2010   $408       $1,869              $492                  $1,486
                            -----       ------            ------                 -------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                 $(6)       $(130)             $(58)                   $(20)
                            -----       ------            ------                 -------

                                              FIXED MATURITIES, AFS
                                     FOREIGN
                                   GOVT./GOVT.
                                    AGENCIES              MUNICIPAL            RMBS
--------------------------  ---------------------------------------------------------
ASSETS
Fair value as of January
 1, 2010                                $80                   $218               $995
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                                    --                      1                (38)
 Included in OCI (3)                      1                     24                228
Purchases, issuances, and
 settlements                             (8)                    19               (129)
Transfers into Level 3 (4)               --                     --                102
Transfers out of Level 3
 (4)                                    (33)                    (4)               (53)
                                      -----                 ------            -------
 FAIR VALUE AS OF DECEMBER
                  31, 2010              $40                   $258             $1,105
                                      -----                 ------            -------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                          $ --                   $ --               $(35)
                                      -----                 ------            -------

                            FIXED MATURITIES, AFS
                                    TOTAL FIXED          FIXED
                                    MATURITIES,       MATURITIES,
                                        AFS               FVO
--------------------------  ----------------------------------------
ASSETS
Fair value as of January
 1, 2010                               $9,407              $ --
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                                    (285)               74
 Included in OCI (3)                    1,311                --
Purchases, issuances, and
 settlements                             (587)              (10)
Transfers into Level 3 (4)              1,251               447
Transfers out of Level 3
 (4)                                   (5,439)               --
                                      -------            ------
 FAIR VALUE AS OF DECEMBER
                  31, 2010             $5,658              $511
                                      -------            ------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                           $(249)              $71
                                      -------            ------

                                                               FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.                 INTL.
                                    U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                    GMWB                  HEDGE               HEDGING               STANDING
                                   HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                   --                    --                   --                     --
Purchases, issuances, and
 settlements                          442                   237                   22                    660
Transfers into Level 3 (4)             --                    --                   --                   (290)
Transfers out of Level 3 (4)           (4)                   --                   --                    (15)
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $600                  $203                   $5                   $415
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(61)                $(292)                $(29)                 $(296)
                                    -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1), (2)                    182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                    LIVING             INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                   BENEFITS                NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
 Included in net income (1),
  (2)                                  (259)                  2                   --                       (257)
 Included in OCI (3)                   (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                   OTHER          CONSUMER
                                LIABILITIES         NOTES
-----------------------------  -------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $ --              $(5)
Total realized/unrealized
 gains (losses)
 Included in net income (1),
  (2)                                (26)              --
 Included in OCI (3)                  --               --
Purchases, issuances and
 settlements                          --               --
Transfers into Level 3 (4)           (11)              --
                                    ----            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010       $(37)             $(5)
                                    ----            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)              $ --             $ --
                                    ----            -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/ (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                     2011                  2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                           AS OF DECEMBER 31,
                                       2011                    2010
-------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                     $65                    $64
  CRE CDOs                                214                    260
  Corporate                               272                    251
  Foreign government                      766                     64
                                     --------                 ------
   TOTAL FIXED MATURITIES, FVO        $ 1,317                  $ 639
Other liabilities
                                     --------                 ------
 Credit-linked notes (1)                   $9                    $37
                                     --------                 ------

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value

("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                        FOR THE YEARS ENDED DECEMBER 31,
                                                      2010
                                  2011            (BEFORE-TAX)            2009
-------------------------------------------------------------------------------------
Fixed maturities                  $1,941              $1,977              $2,094
Equity securities, AFS                10                  14                  43
Mortgage loans                       206                 199                 232
Policy loans                         128                 129                 136
Limited partnerships and other
 alternative investments             143                 121                (171)
Other investments                    226                 253                 242
Investment expenses                  (74)                (72)                (71)
                                --------            --------            --------
TOTAL SECURITIES AFS AND OTHER     2,580               2,621               2,505
Equity securities, trading           (14)                238                 343
                                --------            --------            --------
   TOTAL NET INVESTMENT INCOME
                        (LOSS)    $2,566              $2,859              $2,848
                                --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                      FOR THE YEARS ENDED DECEMBER 31,
                                                   2010
                                 2011          (BEFORE-TAX)            2009
----------------------------------------------------------------------------------
Gross gains on sales              $405               $486                $364
Gross losses on sales             (200)              (336)               (828)
Net OTTI losses recognized in
 earnings                         (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                     25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)            3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                  --                 (3)                (33)
Results of variable annuity
 hedge program
U. S. GMWB derivatives, net       (397)                89               1,464
U. S. Macro hedge program         (216)              (445)               (733)
                                ------            -------            --------
Total U.S. program                (613)              (356)                731
International program              723                (13)               (138)
                                ------            -------            --------
Total results of variable
 annuity hedge program             110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                          (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                         373                284                (577)
Other, net (2)                    (264)               180                 (64)
                                ------            -------            --------
    NET REALIZED CAPITAL GAINS
                      (LOSSES)      $1              $(944)              $(876)
                                ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs                                 2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
         TOTAL AFS SECURITIES      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

                                                                  DECEMBER 31, 2010
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,395                 $29               $(356)          $2,068            $(1)
CDOs                                 2,278                  --                (379)           1,899            (59)
CMBS                                 5,283                 146                (401)           5,028            (15)
Corporate (2)                       25,934               1,545                (538)          26,915              6
Foreign govt./govt. agencies           963                  48                  (9)           1,002             --
Municipal                            1,149                   7                (124)           1,032             --
RMBS                                 4,450                  79                (411)           4,118           (113)
U.S. Treasuries                      2,871                  11                (110)           2,772             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       45,323               1,865              (2,328)          44,834           (182)
Equity securities, AFS                 320                  61                 (41)             340             --
                                   -------              ------              ------          -------          -----
         TOTAL AFS SECURITIES      $45,643              $1,926              $(2,369)        $45,174          $(182)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2011
                                               LESS THAN 12 MONTHS
                                  Amortized            Fair          Unrealized
                                     Cost             Value            Losses
---------------------------------------------------------------------------------------
ABS                                   $420              $385             $(35)
CDOs                                    80                58              (22)
CMBS                                   911               830              (81)
Corporate (1)                        2,942             2,823             (119)
Foreign govt./govt.                     24                23               (1)
Municipal                              202               199               (3)
RMBS                                   355               271              (84)
U.S. Treasuries                        185               184               (1)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                      115                90              (25)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $5,234            $4,863            $(371)
                                    ------            ------            -----

                                                   DECEMBER 31, 2011
                                                 12 MONTHS OR MORE
                                  Amortized            Fair           Unrealized
                                     Cost             Value             Losses
-----------------------------  ----------------------------------------------------------
ABS                                 $1,002              $731              $(271)
CDOs                                 1,956             1,706               (250)
CMBS                                 1,303             1,066               (237)
Corporate (1)                        2,353             1,889               (420)
Foreign govt./govt.                     40                38                 (2)
Municipal                              348               300                (48)
RMBS                                 1,060               728               (332)
U.S. Treasuries                         --                --                 --
                                    ------            ------            -------
       TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                      104                63                (41)
                                    ------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                    ------            ------            -------

                                                  DECEMBER 31, 2011
                                                        TOTAL
                                   Amortized            Fair            Unrealized
                                     Cost               Value             Losses
-----------------------------  -------------------------------------------------------
ABS                                  $1,422             $1,116              $(306)
CDOs                                  2,036              1,764               (272)
CMBS                                  2,214              1,896               (318)
Corporate (1)                         5,295              4,712               (539)
Foreign govt./govt.                      64                 61                 (3)
Municipal                               550                499                (51)
RMBS                                  1,415                999               (416)
U.S. Treasuries                         185                184                 (1)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                       219                153                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                    -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate                            3,726             3,591             (130)
Foreign govt./govt.                    250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                  18                17               (1)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                    DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,226              $881              $(345)
CDOs                                  1,934             1,583               (351)
CMBS                                  2,532             2,150               (382)
Corporate                             2,777             2,348               (408)
Foreign govt./govt.                      40                35                 (5)
Municipal                               575               467               (108)
RMBS                                  1,379             1,000               (379)
U.S. Treasuries                         158               117                (41)
                                    -------            ------            -------
  TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                  148               108                (40)
                                    -------            ------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            -------

                                                  DECEMBER 31, 2010
                                                        TOTAL
                                    COST OR
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $1,463             $1,107              $(356)
CDOs                                  2,250              1,871               (379)
CMBS                                  2,906              2,505               (401)
Corporate                             6,503              5,939               (538)
Foreign govt./govt.                     290                281                 (9)
Municipal                               990                866               (124)
RMBS                                  2,566              2,155               (411)
U.S. Treasuries                       1,300              1,190               (110)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                  166                125                (41)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                            DECEMBER 31, 2011
                                           AMORTIZED            VALUATION            CARRYING
                                            COST (1)            ALLOWANCE             VALUE
-------------------------------------------------------------------------------------------------
Commercial                                    $4,205               $(23)               $4,182
                                            --------              -----              --------
                  TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                            --------              -----              --------

                                                            DECEMBER 31, 2010
                                           AMORTIZED            VALUATION            CARRYING
                                            COST (1)            ALLOWANCE             VALUE
--------------------------------------  ---------------------------------------------------------
Commercial                                    $3,306               $(62)               $3,244
                                            --------              -----              --------
                  TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                            --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                               2011                   2010                    2009
---------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (62)                 $ (260)                  $ (13)
Additions                                         25                    (108)                   (292)
Deductions                                        14                     306                      45
                                               -----                 -------                 -------
BALANCE AS OF DECEMBER 31                       $(23)                   $(62)                  $(260)
                                               -----                 -------                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
LOAN-TO-VALUE                          Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                    DECEMBER 31, 2011                      DECEMBER 31, 2010
                                              CARRYING            PERCENT OF         CARRYING            PERCENT OF
                                               VALUE                 TOTAL            VALUE                 TOTAL
----------------------------------------------------------------------------------------------------------------------
East North Central                                 $59                  1.4%              $51                  1.6%
Middle Atlantic                                    401                  9.6%              344                 10.6%
Mountain                                            61                  1.5%               49                  1.5%
New England                                        202                  4.8%              188                  5.8%
Pacific                                          1,268                 30.3%              898                 27.7%
South Atlantic                                     810                 19.4%              679                 20.9%
West North Central                                  16                  0.4%               19                  0.6%
West South Central                                 115                  2.7%              117                  3.6%
Other (1)                                        1,250                 29.9%              899                 27.7%
                                              --------              -------          --------              -------
                    TOTAL MORTGAGE LOANS        $4,182                100.0%           $3,244                100.0%
                                              --------              -------          --------              -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                    DECEMBER 31, 2011                      DECEMBER 31, 2010
                                              CARRYING            PERCENT OF         CARRYING            PERCENT OF
                                               VALUE                 TOTAL            VALUE                 TOTAL
----------------------------------------------------------------------------------------------------------------------
Commercial Agricultural                           $127                  3.0%             $177                  5.5%
 Industrial                                      1,262                 30.1%              833                 25.7%
 Lodging                                            84                  2.0%              123                  3.8%
 Multifamily                                       734                 17.6%              479                 14.8%
 Office                                            836                 20.0%              796                 24.5%
 Retail                                            918                 22.0%              556                 17.1%
 Other                                             221                  5.3%              280                  8.6%
                                              --------              -------          --------              -------
                    TOTAL MORTGAGE LOANS        $4,182                100.0%           $3,244                100.0%
                                              --------              -------          --------              -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                              DECEMBER 31, 2011
                                                                                           MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

                                                               DECEMBER 31, 2010
                                                                                            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,           DECEMBER 31,         DECEMBER 31,              DECEMBER 31,
                                                2011                   2010                 2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                                 $8,389                $10,113               $385                      $209
Equity swaps, options, and futures                5,320                  4,943                498                       391
Interest rate swaps and futures                   2,697                  2,800                 11                      (133)
                                              ---------              ---------             ------                    ------
                                   TOTAL        $16,406                $17,856               $894                      $467
                                              ---------              ---------             ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                               $59                       $166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  --                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U. S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                    NOTIONAL AMOUNT                         FAIR VALUE
                                DEC. 31,       DEC. 31,           DEC. 31,               DEC. 31,
                                  2011           2010               2011                   2010
-----------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE
 TYPE
CASH FLOW HEDGES
 Interest rate swaps              $6,339         $7,652              $276                   $144
 Foreign currency swaps              229            255                (5)                    --
                                --------       --------            ------                 ------
        TOTAL CASH FLOW HEDGES     6,568          7,907               271                    144
                                --------       --------            ------                 ------
FAIR VALUE HEDGES
 Interest rate swaps               1,007          1,079               (78)                   (47)
 Foreign currency swaps              677            677               (39)                   (12)
                                --------       --------            ------                 ------
       TOTAL FAIR VALUE HEDGES     1,684          1,756              (117)                   (59)
                                --------       --------            ------                 ------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps,
   swaptions, caps, floors,
   and futures                     6,252          5,490              (435)                  (255)
  FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and
  forwards                           208            196               (10)                   (14)
  Japan 3Win foreign currency
   swaps                           2,054          2,285               184                    177
  Japanese fixed annuity
   hedging instruments             1,945          2,119               514                    608
 CREDIT CONTRACTS
  Credit derivatives that
   purchase credit protection      1,134          1,730                23                     (5)
  Credit derivatives that
   assume credit risk (1)          2,212          2,035              (545)                  (376)
  Credit derivatives in
   offsetting positions            5,020          5,175               (43)                   (57)
 EQUITY CONTRACTS
  Equity index swaps and
   options                         1,433            188                23                    (10)
 VARIABLE ANNUITY HEDGE
  PROGRAM
  U.S. GMWB product
   derivatives (2)                34,569         40,255            (2,538)                (1,611)
  U.S. GMWB reinsurance
   contracts                       7,193          8,767               443                    280
  U.S. GMWB hedging
   instruments                    16,406         17,856               894                    467
  U.S. macro hedge program         6,819         13,057               357                    203
  International program
   product derivatives (2)         2,009          2,023               (30)                   (14)
  International program
   hedging instruments            28,719         12,691               542                    233
 OTHER
  GMAB, GMWB, and GMIB
   reinsurance contracts          21,627         21,423            (3,207)                (2,633)
  Coinsurance and modified
   coinsurance reinsurance
   contracts                      50,756         51,934             2,630                  1,722
                                --------       --------            ------                 ------
          TOTAL NON-QUALIFYING
                    STRATEGIES   188,356        187,224            (1,198)                (1,285)
                                --------       --------            ------                 ------
  TOTAL CASH FLOW HEDGES, FAIR
        VALUE HEDGES, AND NON-
         QUALIFYING STRATEGIES  $196,608       $196,887            $(1,044)               $(1,200)
                                --------       --------            ------                 ------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                $416           $441              $(45)                  $(26)
 Other investments                51,231         51,633             1,971                  1,453
 Other liabilities                28,717         20,318              (254)                  (357)
 Consumer notes                       35             39                (4)                    (5)
 Reinsurance recoverables         55,140         58,834             3,073                  2,002
 Other policyholder funds and
  benefits payable                61,069         65,622            (5,785)                (4,267)
                                --------       --------            ------                 ------
             TOTAL DERIVATIVES  $196,608       $196,887            $(1,044)               $(1,200)
                                --------       --------            ------                 ------

                                           ASSET DERIVATIVES                            LIABILITY
                                              FAIR VALUE                               FAIR VALUE
                                    DEC. 31,               DEC. 31,          DEC. 31,               DEC. 31,
                                      2011                   2010              2011                   2010
------------------------------  --------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE
 TYPE
CASH FLOW HEDGES
 Interest rate swaps                   $276                   $182              $ --                   $(38)
 Foreign currency swaps                  17                     18               (22)                   (18)
                                     ------                 ------            ------                 ------
        TOTAL CASH FLOW HEDGES          293                    200               (22)                   (56)
                                     ------                 ------            ------                 ------
FAIR VALUE HEDGES
 Interest rate swaps                     --                      4               (78)                   (51)
 Foreign currency swaps                  64                     71              (103)                   (83)
                                     ------                 ------            ------                 ------
       TOTAL FAIR VALUE HEDGES           64                     75              (181)                  (134)
                                     ------                 ------            ------                 ------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps,
   swaptions, caps, floors,
   and futures                          417                    121              (852)                  (376)
  FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and
  forwards                                3                     --               (13)                   (14)
  Japan 3Win foreign currency
   swaps                                184                    177                --                     --
  Japanese fixed annuity
   hedging instruments                  540                    608               (26)                    --
 CREDIT CONTRACTS
  Credit derivatives that
   purchase credit protection            35                     18               (12)                   (23)
  Credit derivatives that
   assume credit risk (1)                 2                      7              (547)                  (383)
  Credit derivatives in
   offsetting positions                 101                     60              (144)                  (117)
 EQUITY CONTRACTS
  Equity index swaps and
   options                               36                      5               (13)                   (15)
 VARIABLE ANNUITY HEDGE
  PROGRAM
  U.S. GMWB product
   derivatives (2)                       --                     --            (2,538)                (1,611)
  U.S. GMWB reinsurance
   contracts                            443                    280                --                     --
  U.S. GMWB hedging
   instruments                        1,022                    647              (128)                  (180)
  U.S. macro hedge program              357                    203                --                     --
  International program
   product derivatives (2)               --                     --               (30)                   (14)
  International program
   hedging instruments                  672                    243              (130)                   (10)
 OTHER
  GMAB, GMWB, and GMIB
   reinsurance contracts                 --                     --            (3,207)                (2,633)
  Coinsurance and modified
   coinsurance reinsurance
   contracts                          2,901                  2,342              (271)                  (620)
                                     ------                 ------            ------                 ------
          TOTAL NON-QUALIFYING
                    STRATEGIES        6,713                  4,711            (7,911)                (5,996)
                                     ------                 ------            ------                 ------
  TOTAL CASH FLOW HEDGES, FAIR
        VALUE HEDGES, AND NON-
         QUALIFYING STRATEGIES       $7,070                 $4,986            $(8,114)               $(6,186)
                                     ------                 ------            ------                 ------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                   $ --                   $ --              $(45)                  $(26)
 Other investments                    2,745                  2,021              (774)                  (568)
 Other liabilities                      981                    343            (1,235)                  (700)
 Consumer notes                          --                     --                (4)                    (5)
 Reinsurance recoverables             3,344                  2,622              (271)                  (620)
 Other policyholder funds and
  benefits payable                       --                     --            (5,785)                (4,267)
                                     ------                 ------            ------                 ------
             TOTAL DERIVATIVES       $7,070                 $4,986            $(8,114)               $(6,186)
                                     ------                 ------            ------                 ------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                         RECOGNIZED IN INCOME ON
                                 ON DERIVATIVE (EFFECTIVE PORTION)                   DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)            $(2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                    INTO INCOME (EFFECTIVE PORTION)
                                                                                 2011                 2010             2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                     Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                            Net investment income (loss)        77                   56                28
Foreign currency swaps                  Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                         Net investment income (loss)        --                   --                 2
                                                                                 ----                 ----            ------
                                                                     TOTAL        $82                  $54              $(85)
                                                                                 ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2011                                        2010
                                                          HEDGED                                      HEDGED
                                  DERIVATIVE               ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $ --                 $ --                   $(44)                 $38
 Benefits, losses and loss
  adjustment expenses                  (58)                  54                     (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                              (1)                   1                      8                   (8)
 Benefits, losses and loss
  adjustment expenses                  (22)                  22                    (12)                  12
                                    ------                 ----                 ------                 ----
                        TOTAL         $(81)                 $77                   $(49)                 $45
                                    ------                 ----                 ------                 ----

                                GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                2009
                                                           HEDGED
                                  DERIVATIVE                ITEM
-----------------------------  ---------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                             $72                   $(68)
 Benefits, losses and loss
  adjustment expenses                  (37)                    40
Foreign currency swaps
 Net realized capital gains
  (losses)                              51                    (51)
 Benefits, losses and loss
  adjustment expenses                    2                     (2)
                                    ------                 ------
                        TOTAL          $88                   $(81)
                                    ------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                               UNDERLYING REFERENCED
                                                                               CREDIT OBLIGATION(S) (1)
                                                                 WEIGHTED
                                                                 AVERAGE
                                   NOTIONAL      FAIR            YEARS TO
                                  AMOUNT (2)     VALUE           MATURITY           TYPE
----------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                                                                  Corporate
                                                                                   Credit/
 Investment grade risk              $1,067        $(18)             3           Foreign Gov.
  exposure                                                        years
 Below investment grade risk           125          (7)             2             Corporate
  exposure                                                        years            Credit
Basket credit default swaps
 (4)
 Investment grade risk               2,375         (71)             3             Corporate
  exposure                                                        years            Credit
 Investment grade risk                 353         (63)             5            CMBS Credit
  exposure                                                        years
 Below investment grade risk           477        (441)             3             Corporate
  exposure                                                        years            Credit
Embedded credit derivatives
 Investment grade risk                  25          24              3             Corporate
  exposure                                                        years            Credit
 Below investment grade risk           300         245              5             Corporate
  exposure                                                        years            Credit
                                    ------       -----            ------       ---------------
                        TOTAL       $4,722       $(331)
                                    ------       -----

                             UNDERLYING REFERENCED
                             CREDIT OBLIGATION(S) (1)

                                        AVERAGE          OFFSETTING
                                         CREDIT           NOTIONAL         OFFSETTING
                                         RATING          AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk                     A+                $915             $(19)
  exposure
 Below investment grade risk               B+                 114               (3)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                    BBB+              1,128               17
  exposure
 Investment grade risk                    BBB+                353               62
  exposure
 Below investment grade risk              BBB+                 --               --
  exposure
Embedded credit derivatives
 Investment grade risk                    BBB-                 --               --
  exposure
 Below investment grade risk              BB+                  --               --
  exposure
                                         ------            ------             ----
                        TOTAL                              $2,510              $57
                                                           ------             ----

                            AS OF DECEMBER 31, 2010

                                                                               UNDERLYING REFERENCED
                                                                               CREDIT OBLIGATION(S) (1)
                                                                 WEIGHTED
                                                                 AVERAGE
                                   NOTIONAL      FAIR            YEARS TO
                                  AMOUNT (2)     VALUE           MATURITY           TYPE
----------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                                                                  Corporate
                                                                                   Credit/
 Investment grade risk                                              3
  exposure                          $1,038         $(6)           years         Foreign Gov.
 Below investment grade risk                                        3             Corporate
  exposure                             151          (6)           years            Credit
Basket credit default swaps
 (4)
 Investment grade risk                                              4             Corporate
  exposure                           2,064          (7)           years            Credit
 Investment grade risk                                              6
  exposure                             352         (32)           years          CMBS Credit
 Below investment grade risk                                        4             Corporate
  exposure                             667        (334)           years            Credit
Embedded credit derivatives
 Investment grade risk                                              4             Corporate
  exposure                              25          25            years            Credit
 Below investment grade risk                                        6             Corporate
  exposure                             325         286            years            Credit
                                    ------       -----            ------       ---------------
                        TOTAL       $4,622        $(74)
                                    ------       -----

                             UNDERLYING REFERENCED
                             CREDIT OBLIGATION(S) (1)

                                         AVERAGE          OFFSETTING
                                         CREDIT            NOTIONAL        OFFSETTING
                                         RATING           AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                                 A+                 $945            $(36)
 Below investment grade risk
  exposure                                 BB-                 135             (11)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                BBB+               1,155              (7)
 Investment grade risk
  exposure                                 A-                  352              32
 Below investment grade risk
  exposure                                BBB+                  --              --
Embedded credit derivatives
 Investment grade risk
  exposure                                BBB-                  --              --
 Below investment grade risk
  exposure                                 BB                   --              --
                                         -------            ------            ----
                        TOTAL                               $2,587            $(22)
                                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of

December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191, $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

On January 1, 2012, the Company retrospectively adopted ASU No. 2010-26 as further discussed in Note 1 of the Notes to Consolidated Financial Statements. Deferred policy acquisition costs ("DAC") represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of approximately $1.8 billion, pre-tax and approximately $1.2 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, AS CURRENTLY
 REPORTED                             $ 3,694        $ 4,341        $ 7,917
Deferred costs                            381            381            491
Amortization -- DAC                      (337)          (295)          (315)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (137)           134         (2,802)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (154)          (848)          (914)
Effect of currency translation              1             (9)            32
Cumulative effect of accounting
 change, pre-tax (3)                       --              7            (57)
                                     --------       --------       --------
BALANCE, DECEMBER 31, AS CURRENTLY
 REPORTED                              $3,448         $3,694         $4,341
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of approximately $1.8 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a decrease of approximately $34 as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                      DECEMBER 31, 2011
                                                         Accumulated               Carrying
                                    Gross                Impairments                Value
-----------------------------------------------------------------------------------------------
Individual Life                       $224                   $ --                     $224
Retirement Plans                        87                     --                       87
Mutual Funds                           159                     --                      159
                                    ------                   ----                   ------
               TOTAL GOODWILL         $470                   $ --                     $470
                                    ------                   ----                   ------

                                                      DECEMBER 31, 2010
                                                         Accumulated               Carrying
                                    Gross                Impairments                Value
-----------------------------  ----------------------------------------------------------------
Individual Life                       $224                     --                     $224
Retirement Plans                        87                     --                       87
Mutual Funds                           159                     --                      159
                                    ------                   ----                   ------
               TOTAL GOODWILL         $470                   $ --                     $470
                                    ------                   ----                   ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                 GMDB            UL SECONDARY
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                 GMDB            UL SECONDARY
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                    RETAINED NET
                                   ACCOUNT        NET AMOUNT           AMOUNT          WEIGHTED AVERAGE
                                    VALUE           AT RISK           AT RISK          ATTAINED AGE OF
                                 ("AV") (8)       ("NAR") (9)       ("RNAR") (9)          ANNUITANT
----------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE
 ("MAV") (1)
 MAV only                            $20,718          $5,998              $483                68
 With 5% rollup (2)                    1,469             521                37                68
 With Earnings Protection
  Benefit Rider ("EPB") (3)            5,378             940                21                65
 With 5% rollup & EPB                    585             169                 7                68
                                 -----------       ---------          --------                --
 Total MAV                            28,150           7,628               548
Asset Protection Benefit (APB)
 (4)                                  22,343           3,139               610                66
Lifetime Income Benefit (LIB)
 -- Death Benefit (5)                  1,095             120                37                64
Reset (6) (5-7 years)                  3,139             307               165                68
Return of Premium (7) /Other          21,512             876               243                65
                                 -----------       ---------          --------                --
            SUBTOTAL U.S. GMDB        76,239        $ 12,070           $ 1,603                67
 Less: General Account Value
  with U.S. GMBD                       7,251
                                 -----------
     SUBTOTAL SEPARATE ACCOUNT
         LIABILITIES WITH GMDB        68,988
 Separate Account Liabilities
  without U.S. GMDB                   74,871
                                 -----------
        TOTAL SEPARATE ACCOUNT
                   LIABILITIES      $143,859
                                 -----------
JAPAN GMDB (10), (11)                $16,983          $5,167              $ --                68
                                 -----------       ---------          --------                --
JAPAN GMIB (10), (11)                $16,262          $4,805              $ --                67
                                 -----------       ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of a contract's growth. A contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
                                       2011                 2010
------------------------------------------------------------------------
ASSET TYPE
Equity securities (including           $61,472              $75,601
 mutual funds)
Cash and cash equivalents               $7,516                8,365
                                     ---------            ---------
                         TOTAL         $68,988              $83,966
                                     ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $78 as of December 31, 2011 and $131 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)         $54            $300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          66          134          (2,265)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                       TOTAL DEFERRED      (97)         133          (1,577)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(273)        $187         $(1,277)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs             $479           $531
Investment-related items                                  92            348
Insurance product derivatives                          2,011          1,792
NOL Carryover                                            241             75
Minimum tax credit                                       387            542
Foreign tax credit carryovers                             17             --
Depreciable & Amortizable assets                          37             48
Other                                                     23              1
                                                   ---------       --------
                        TOTAL DEFERRED TAX ASSETS      3,287          3,337
 Valuation Allowance                                     (78)          (131)
                                                   ---------       --------
                          NET DEFERRED TAX ASSETS      3,209          3,206
                                                   ---------       --------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                     (427)          (569)
Net unrealized gain on investments                      (735)            (5)
Employee benefits                                        (41)           (33)
Other                                                     --            (30)
                                                   ---------       --------
                   TOTAL DEFERRED TAX LIABILITIES     (1,203)          (637)
                                                   ---------       --------
             TOTAL DEFERRED TAX ASSET (LIABILITY)     $2,006         $2,569
                                                   ---------       --------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $314 and $282, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $2.0 billion net deferred tax asset is $2.2 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(10)        $302         $(1,094)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (5)          --              24
Valuation Allowance                        (53)          50              12
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(273)        $187         $(1,277)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
Statutory capital and surplus                 $5,920        $5,832        $5,365

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations for the years ended December 31, 2011, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of
 future profits                            --            --           1,621
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,561
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,168)
Income tax expense (benefit)             (166)          308            (760)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,408)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                             2010                      2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERL RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  890         1,263         1,511         2,396         3,356           746           875           713
Income (loss) from
 continuing operations,
 net of tax                    234           (24)          320           (83)         (503)          343           193           440
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              234           (25)          320           (84)         (503)          340           193           476
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company        233           (27)          319           (87)         (499)          338           191           475

21. SUBSEQUENT EVENTS

On March 21, 2012, The Hartford announced the completion of an evaluation of its businesses and strategy evaluation. As a result of this review, The Hartford announced that it will focus on its Property and Casualty, Group Benefits and Mutual Funds businesses, place its existing Individual Annuity business into runoff and pursue sales or other strategic alternatives for the Individual Life and Retirement Plans businesses and Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), an indirect wholly-owned subsidiary of The Hartford.

On April 26, 2012, The Hartford announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On July 31, 2012, The Hartford entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012 and the Company will recognize an immaterial loss on the sale of WFS in the fourth quarter of 2012. The WFS broker-dealer business is included in the Corporate reporting category.

On September 4, 2012, The Hartford announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") for a cash ceding commission of $400, subject to a downward adjustment at closing of up to $51 based upon net flows adjusted for retirement plan discontinuances. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell retirement plans during a transition period, and MassMutual will assume all expenses and risk for these sales through a reinsurance agreement.

On September 27, 2012, The Hartford announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential") for cash consideration of $615 consisting primarily of a ceding commission. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

On December 10, 2012, the Company's parent, HLA, received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in certain subsidiaries supporting the Mutual Funds business being distributed to Hartford Life, Inc., HLA's parent, via a return of capital. As a result, the Company will no longer have a Mutual Funds reporting segment and will no longer be able to support the related goodwill associated with the business within the HLIC reporting unit. The carrying value of the entities being distributed was $116 as of December 31, 2011. The Mutual Funds segment contributed less than 10% of the Company's net income through September 30, 2012. The goodwill expected to be impaired was $159 as of December 31, 2011.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   SCHEDULE I
         SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                                ($ IN MILLIONS)

                                          AS OF DECEMBER 31, 2011
                                                                 AMOUNT AT
                                             FAIR             WHICH SHOWN ON
                             COST            VALUE             BALANCE SHEET
--------------------------------------------------------------------------------
TYPE OF INVESTMENT
FIXED MATURITIES
 Bonds and notes
  U.S. government and
   government agencies
   and authorities
   (guaranteed and
   sponsored)                 $5,687          $6,018                $6,018
  States, municipalities
   and political
   subdivisions                1,504           1,557                 1,557
  Foreign governments          1,121           1,224                 1,224
  Public utilities             5,507           6,101                 6,101
  All other corporate
   bonds                      22,577          24,128                24,128
  All other
   mortgage-backed and
   asset-backed
   securities                  9,840           8,750                 8,750
                           ---------       ---------             ---------
  TOTAL FIXED MATURITIES,
       AVAILABLE-FOR-SALE     46,236          47,778                47,778
 Fixed maturities, at
  fair value using fair
  value option                 1,476           1,317                 1,317
                           ---------       ---------             ---------
   TOTAL FIXED MATURITIES     47,712          49,095                49,095
                           ---------       ---------             ---------
EQUITY SECURITIES
 Common stocks
  Industrial,
   miscellaneous and all
   other                         285             294                   294
 Non-redeemable preferred
  stocks                         158             104                   104
                           ---------       ---------             ---------
 TOTAL EQUITY SECURITIES,
       AVAILABLE-FOR-SALE        443             398                   398
 Equity securities,
  trading                      1,860           1,967                 1,967
                           ---------       ---------             ---------
  TOTAL EQUITY SECURITIES      2,303           2,365                 2,365
                           ---------       ---------             ---------
Mortgage loans                 4,182           4,382                 4,182
Policy loans                   1,952           2,099                 1,952
Investments in
 partnerships and trusts       1,376           1,376                 1,376
Futures, options and
 miscellaneous                 1,110           1,974                 1,974
Short-term investments         3,882           3,882                 3,882
                           ---------       ---------             ---------
        TOTAL INVESTMENTS    $62,517         $65,173               $64,826
                           ---------       ---------             ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                ($ IN MILLIONS)

                                                           DEFERRED POLICY     FUTURE POLICY
                                                             ACQUISITION         BENEFITS,
                                                                COSTS          UNPAID LOSSES                          OTHER
                                                             AND PRESENT         AND LOSS                         POLICYHOLDER
                                                           VALUE OF FUTURE      ADJUSTMENT         UNEARNED         FUNDS AND
                                                               PROFITS           EXPENSES          PREMIUMS     BENEFITS PAYABLE
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT
                 AS OF DECEMBER 31, 2011
Individual Annuity                                               $1,026             $2,326             $29            $16,985
Individual Life                                                   2,002              1,011               1              7,014
Retirement Plans                                                    304                436               2              7,959
Mutual Funds                                                         27                 --              --                  4
Runoff Operations                                                    89              7,511              74             14,983
Other                                                                --                547              15                 --
                                                               --------          ---------          ------          ---------
                                             CONSOLIDATED        $3,448            $11,831            $121            $46,945
                                                               --------          ---------          ------          ---------
                 AS OF DECEMBER 31, 2010
Individual Annuity                                               $1,112             $2,089             $22            $16,835
Individual Life                                                   2,058                850               1              6,352
Retirement Plans                                                    382                458               3              6,841
Mutual Funds                                                         43                 --              --                  4
Runoff Operations                                                    99              7,441              72             15,615
Other                                                                --                547              15                 --
                                                               --------          ---------          ------          ---------
                                             CONSOLIDATED        $3,694            $11,385            $113            $45,647
                                                               --------          ---------          ------          ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)
                                ($ IN MILLIONS)

                                    EARNED
                                  PREMIUMS,                        BENEFITS, LOSSES
                                     FEE               NET             AND LOSS
                                  INCOME AND        INVESTMENT        ADJUSTMENT
                                    OTHER             INCOME           EXPENSES
-----------------------------------------------------------------------------------
SEGMENT
FOR THE YEAR ENDED DECEMBER
 31, 2011
 Individual Annuity                  $1,651              $769            $1,080
 Individual Life                        858               420               761
 Retirement Plans                       380               396               308
 Mutual Funds                           569                 1                --
 Runoff Operations                      221               941               852
 Other                                  357                39                92
                                   --------          --------          --------
                 CONSOLIDATED        $4,036            $2,566            $3,093
                                   --------          --------          --------
FOR THE YEAR ENDED DECEMBER
 31, 2010
 Individual Annuity                  $1,721              $813            $1,057
 Individual Life                        819               362               591
 Retirement Plans                       359               364               278
 Mutual Funds                           580                (1)               --
 Runoff Operations                      254             1,221             1,168
 Other                                  333               100                92
                                   --------          --------          --------
                 CONSOLIDATED        $4,066            $2,859            $3,186
                                   --------          --------          --------
FOR THE YEAR ENDED DECEMBER
 31, 2009
 Individual Annuity                  $1,549              $770            $1,374
 Individual Life                        902               304               584
 Retirement Plans                       324               315               269
 Mutual Funds                           437               (16)               --
 Runoff Operations                      549             1,279             1,593
 Other                                  339               196               239
                                   --------          --------          --------
                 CONSOLIDATED        $4,100            $2,848            $4,059
                                   --------          --------          --------

                                 AMORTIZATION OF       INSURANCE
                                 DEFERRED POLICY       OPERATING
                                ACQUISITION COSTS      COSTS AND
                                AND PRESENT VALUE        OTHER         NET WRITTEN
                                OF FUTURE PROFITS     EXPENSES (1)      PREMIUMS
-----------------------------  ----------------------------------------------------
SEGMENT
FOR THE YEAR ENDED DECEMBER
 31, 2011
 Individual Annuity                     $162                $746            N/A
 Individual Life                         169                 273            N/A
 Retirement Plans                         84                 423            N/A
 Mutual Funds                             47                 374            N/A
 Runoff Operations                        12                 982            N/A
 Other                                    --                 267            N/A
                                    --------            --------          -----
                 CONSOLIDATED           $474              $3,065            N/A
                                    --------            --------          -----
FOR THE YEAR ENDED DECEMBER
 31, 2010
 Individual Annuity                     $(34)               $292            N/A
 Individual Life                         101                 265            N/A
 Retirement Plans                         21                 409            N/A
 Mutual Funds                             51                 385            N/A
 Runoff Operations                        22                 128            N/A
 Other                                    --                 292            N/A
                                    --------            --------          -----
                 CONSOLIDATED           $161              $1,771            N/A
                                    --------            --------          -----
FOR THE YEAR ENDED DECEMBER
 31, 2009
 Individual Annuity                   $2,767                $559            N/A
 Individual Life                         254                 249            N/A
 Retirement Plans                         32                 406            N/A
 Mutual Funds                             50                 315            N/A
 Runoff Operations                        16                 231            N/A
 Other                                    (2)                261            N/A
                                    --------            --------          -----
                 CONSOLIDATED         $3,117              $2,021            N/A
                                    --------            --------          -----

(1)  Includes dividends and goodwill impairment.

N/A -- Not applicable to life insurance pursuant to Regulation S-X.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE IV
                                  REINSURANCE
                                ($ IN MILLIONS)

                                                                                        ASSUMED                     PERCENTAGE
                                                                   CEDED TO              FROM                        OF AMOUNT
                                                   GROSS            OTHER                OTHER           NET          ASSUMED
                                                   AMOUNT         COMPANIES            COMPANIES        AMOUNT        TO NET
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2011
 Life insurance in force                           $316,817         $130,029             $1,941         $188,729          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,451             $531                $13           $3,933         --%
 Accident and health insurance                          305              202                 --              103         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,756             $733                $13           $4,036         --%
                                                 ----------       ----------            -------       ----------        ---
FOR THE YEAR ENDED DECEMBER 31, 2010
 Life insurance in force                           $359,644         $150,446             $2,027         $211,225          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,440             $546                $69           $3,963          2%
 Accident and health insurance                          316              213                 --              103         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,756             $759                $69           $4,066          2%
                                                 ----------       ----------            -------       ----------        ---
FOR THE YEAR ENDED DECEMBER 31, 2009
 Life insurance in force                           $356,432         $145,639             $2,157         $212,950          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,552             $628                $70           $3,994          2%
 Accident and health insurance                          338              232                 --              106         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,890             $860                $70           $4,100          2%
                                                 ----------       ----------            -------       ----------        ---

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   SCHEDULE V
                       VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN MILLIONS)

                                                           CHARGED TO                         WRITE-OFFS/
                                            BALANCE         COSTS AND       TRANSLATION        PAYMENTS/            BALANCE
                                          JANUARY 1,        EXPENSES         ADJUSTMENT          OTHER           DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
2011
Valuation allowance on deferred tax
 asset                                        $131             $(53)            $ --               $ --                $78
Valuation allowance on mortgage loans           62              (25)              --                (14)                23
2010
Valuation allowance on deferred tax
 asset                                          81               50               --                 --                131
Valuation allowance on mortgage loans          260              108               --               (306)                62
2009
Valuation allowance on deferred tax
 asset                                          69               12               --                 --                 81
Valuation allowance on mortgage loans           13              292               --                (45)               260

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)      (1)  Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate Account.(1)
         (2)  Not applicable.
         (3)  (a) Amended and Restated Principal Underwriter Agreement.(2)
         (3)  (b) Form of Dealer Agreement.(3)
         (4)  (a) Form of Individual Flexible Premium Variable Annuity
              Contract.(4)
         (4)  (b) Enhanced Death Benefit Rider(5)
         (4)  (c) Premium Protection Death Benefit Rider(5)
         (4)  (d) Asset Protection Death Benefit Rider(5)
         (4)  (e) Principal First(5)
         (4)  (f) Principal First Preferred(5)
         (4)  (g) Unified Benefit Rider(5)
         (4)  (h) Lifetime Income Foundation Rider (Single)(5)
         (4)  (i) Lifetime Income Foundation Rider (Joint Life / Single)(5)
         (4)  (j) Lifetime Income Builder II Rider (Single)(5)
         (4)  (k) Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
         (4)  (l) The Hartford's Lifetime Income Builder Selects Rider
              (Single)(5)
         (4) (m) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(5)
         (4) (n) The Hartford's Lifetime Income Builder Portfolios Rider (Single)(5)
         (4) (o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(5)
         (4) (p) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value
         (5)  Form of Application.(4)
         (6)  (a) Certificates of Incorporation of Hartford.(2)
         (6)  (b) By-Laws of the Hartford.(2)
         (7)  Reinsurance Agreements and Amendments
              (a) ACE Tempest Life Reinsurance Ltd.(5)
              (b) Swiss Re Life & Health America, Inc. (HL)(5)
              (c) Swiss Re Life & Health America, Inc. (HLA)(5)
         (8)  Fund Participation Agreements and Amendments
              (a) AIM Variable Insurance Funds(5)
              (b) AllianceBernstein Variable Products Series Fund, Inc.(5)
              (c) Fidelity Variable Insurance Products Funds(5)
              (d) Hartford HLS Series Fund II, Inc.(5)
                  Hartford Series Fund, Inc.(5)
              (e) Lord Abbett Series Fund, Inc.(5)
              (f) Oppenheimer Variable Account Funds(5)
              (g) Putnam Variable Trust(5)
              (h) The Universal Institutional Funds, Inc.(5)
              (i) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (j) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (k) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (m) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.
              (6)
         (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
        (10)  Consent of Deloitte & Touche LLP.

(11)                 No financial Statements are omitted.
(12)                 Not applicable.
(99)                 Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 18, to the Registration Statement File No. 333-119414, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Joseph G. Eck (5)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (6)                Vice President
Richard D. Fergesen (7)             Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr. (1)           Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (8)                Actuary, Vice President
Jeannie M. Iannello (9)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (10)             Vice President/Regional Sales
Michael LeBoeuf                     Vice President
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (7)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti, Jr. (3)             Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (9)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President Chief Accounting Officer, Chief Financial Officer
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (2)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 100 High Street, Boston, MA 02110-2301

(6)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(7)  Address: 7755 3rd Street North, Oakdale, MN 55128

(8)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(9)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(10) Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective amendment No. 3 to the Registration Statement File No. 333-176150 filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 30, 2012, there were 2,325 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
----------------------------------------------------------------------------------------------------
Robert Arena                  Executive Vice President/Business Line Principal and Director
Diana Benken                  Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)       Vice President
Stuart M. Carlisle            Vice President
Jared A. Collins (2)          Vice President
Christopher S. Conner (3)     AML Compliance Officer and Chief Compliance Officer
James Davey                   Director
Kathleen E. Jorens (4)        Vice President, Assistant Treasurer
Vernon Meyer                  Senior Vice President
Robert W. Paiano (4)          Senior Vice President, Treasurer
Sharon A. Ritchey             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                Secretary
Martin A. Swanson             Vice President/Marketing
Diane E. Tatelman             Vice President
Eamon J. Twomey               Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: One Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th day of December, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       Chairman of the Board, Chief                Attorney-in-Fact
       Executive Officer, President

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chairman of the Board, Chief
       Executive Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  December 28, 2012

333-119414

                                 EXHIBIT INDEX

      (4)  (p) Amendatory Rider -- Voluntary Program to Surrender Contract and
           In Force Riders And Receive Enhanced Surrender Value
      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche, LLP.
     (99)  Power of Attorney.